UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
12,198	*	BorgWarner, Inc	$904,848
141,664	*	Delphi Automotive plc	5,476,730
3,976		Harley-Davidson, Inc	208,422
54,689		Thor Industries, Inc	2,301,313

		TOTAL AUTOMOBILES & COMPONENTS	8,891,313

CAPITAL GOODS - 9.9%
11,352		Ametek, Inc	465,318
7,629	*	BE Aerospace, Inc	392,817
55,492		Boeing Co	4,099,194
8,000		Carlisle Cos, Inc	513,200
48,677		Caterpillar, Inc	4,789,330
97,493		Chicago Bridge & Iron Co NV	4,953,619
21,200		Cummins, Inc	2,434,396
24,290		Danaher Corp	1,455,700
31,987		Deere & Co	3,008,697
22,907		Donaldson Co, Inc	861,532
21,600		Eaton Corp	1,230,120
34,238		Emerson Electric Co	1,960,126
21,030		Fastenal Co	1,044,770
2,206		Flowserve Corp	345,835
37,133		Fluor Corp	2,407,332
112,092		Honeywell International, Inc	7,649,158
19,082		Illinois Tool Works, Inc	1,198,922
120,714		Ingersoll-Rand plc	6,203,493
87,796		Joy Global, Inc	5,546,073
9,994		Lennox International, Inc	574,755
63,903		Lincoln Electric Holdings, Inc	3,446,289
77,805		Lockheed Martin Corp	6,758,920
44,728		Nordson Corp	3,024,507
60,106		Parker Hannifin Corp	5,588,055
12,909		Precision Castparts Corp	2,367,511
59,500		Rockwell Automation, Inc	5,306,805
80,685		Roper Industries, Inc	9,476,453
1,628		SPX Corp	121,498
91,771		Textron, Inc	2,639,334
41,669		Timken Co	2,233,875
11,500		Toro Co	506,345
46,527		United Technologies Corp	4,074,369
16,155		Valmont Industries, Inc	2,354,107
30,757		W.W. Grainger, Inc	6,699,490
47,775	*	WABCO Holdings, Inc	2,993,582
34,277		Westinghouse Air Brake Technologies Corp	3,209,013

		TOTAL CAPITAL GOODS	111,934,540

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
6,900	*	Clean Harbors, Inc	$383,571
72,194	*	Copart, Inc	2,592,487
32,293		Rollins, Inc	798,283
43,500	*	Stericycle, Inc	4,104,225
43,584	*	Verisk Analytics, Inc	2,404,093
62,300		Waste Connections, Inc	2,244,046

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,526,705

CONSUMER DURABLES & APPAREL - 1.7%
1,021	*	Carter’s, Inc	61,495
24,525		Coach, Inc	1,250,775
2,700	*,e	Deckers Outdoor Corp	107,865
94,458	*	Hanesbrands, Inc	3,540,286
53,971	*	Jarden Corp	3,175,654
35,265	*	Michael Kors Holdings Ltd	1,979,424
9,280		Nike, Inc (Class B)	501,584
2,977	*	NVR, Inc	3,065,298
9,514		Phillips-Van Heusen Corp	1,130,929
17,211		Polaris Industries, Inc	1,498,906
1,028		Ralph Lauren Corp	171,141
38,400		Tupperware Corp	2,926,080
2,186	*	Under Armour, Inc (Class A)	111,202

		TOTAL CONSUMER DURABLES & APPAREL	19,520,639

CONSUMER SERVICES - 2.7%
49,000	*	Apollo Group, Inc (Class A)	990,780
35,164	*	Bally Technologies, Inc	1,693,498
75,973		Brinker International, Inc	2,487,356
11,251	*	Chipotle Mexican Grill, Inc (Class A)	3,454,169
3,200	*,e	ITT Educational Services, Inc	53,888
28,184		Las Vegas Sands Corp	1,557,166
81,995		McDonald’s Corp	7,813,304
19,495	*	Panera Bread Co (Class A)	3,115,496
34,667	*	Penn National Gaming, Inc	1,686,896
51,373		Starbucks Corp	2,883,053
16,252	e	Weight Watchers International, Inc	868,994
6,100		Wyndham Worldwide Corp	340,319
5,521		Wynn Resorts Ltd	691,340
46,123		Yum! Brands, Inc	2,995,228

		TOTAL CONSUMER SERVICES	30,631,487

DIVERSIFIED FINANCIALS - 1.9%
33,784	*	Affiliated Managers Group, Inc	4,862,531
67,650		American Express Co	3,978,497
37,800		BlackRock, Inc	8,931,384
1,976	*	IntercontinentalExchange, Inc	274,170
65,583		Moody’s Corp	3,595,260
3,400		T Rowe Price Group, Inc	242,930

		TOTAL DIVERSIFIED FINANCIALS	21,884,772

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 3.1%
38,760		Cabot Oil & Gas Corp	$2,045,753
35,093	*	Cameron International Corp	2,221,738
10,096	*	Concho Resources, Inc	920,957
31,972	*	Continental Resources, Inc	2,657,512
3,442	*	Dresser-Rand Group, Inc	210,134
20,550		EOG Resources, Inc	2,568,339
43,000		Helmerich & Payne, Inc	2,766,620
33,919		National Oilwell Varco, Inc	2,514,755
44,772		Oceaneering International, Inc	2,830,038
6,774		Pioneer Natural Resources Co	796,216
193,320		Schlumberger Ltd	15,088,626
3,552		St. Mary Land & Exploration Co	206,584
12,600	*	Whiting Petroleum Corp	599,508
5,500		World Fuel Services Corp	237,105

		TOTAL ENERGY	35,663,885

FOOD & STAPLES RETAILING - 2.6%
101,008		Costco Wholesale Corp	10,337,159
37,069		CVS Corp	1,897,933
7,010	*	Fresh Market, Inc	342,719
24,100		Kroger Co	667,570
143,154		Wal-Mart Stores, Inc	10,013,622
67,488		Whole Foods Market, Inc	6,495,720

		TOTAL FOOD & STAPLES RETAILING	29,754,723

FOOD, BEVERAGE & TOBACCO - 8.0%
244,369		Altria Group, Inc	8,230,348
64,600		Brown-Forman Corp (Class B)	4,179,620
35,851	e	Campbell Soup Co	1,316,090
477,706		Coca-Cola Co	17,789,771
39,782		Coca-Cola Enterprises, Inc	1,387,198
232,150	*	Dean Foods Co	4,250,666
7,450		Hershey Co	591,903
23,700		Hormel Foods Corp	820,257
24,530		Ingredion, Inc	1,620,697
50,301		Kraft Foods Group, Inc	2,324,912
52,653		Lorillard, Inc	2,057,153
13,156		McCormick & Co, Inc	820,277
19,671		Mead Johnson Nutrition Co	1,494,996
110,707	*	Monster Beverage Corp	5,302,865
204,452		PepsiCo, Inc	14,894,328
266,072		Philip Morris International, Inc	23,456,908

		TOTAL FOOD, BEVERAGE & TOBACCO	90,537,989

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
293,622		Abbott Laboratories	9,947,914
51,500		AmerisourceBergen Corp	2,336,555
9,879		Bard (C.R.), Inc	1,008,350
15,897		Baxter International, Inc	1,078,452
31,673		Cardinal Health, Inc	1,387,594
31,116	*	Catamaran Corp	1,614,609

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

97,913	*	Cerner Corp	$8,082,718
4,749		Cooper Cos, Inc	481,311
9,212	*	DaVita, Inc	1,063,157
4,194	*	Edwards Lifesciences Corp	377,166
85,035	*	Express Scripts Holding Co	4,542,570
97,600		HCA Holdings, Inc	3,674,640
31,779	*	Idexx Laboratories, Inc	3,025,679
17,643	*	Intuitive Surgical, Inc	10,133,786
80,300		McKesson Corp	8,449,969
17,100		Medtronic, Inc	796,860
54,000		Resmed, Inc	2,365,200
3,900	*	Sirona Dental Systems, Inc	259,233
28,100		Universal Health Services, Inc (Class B)	1,591,584
79,700	*	Varian Medical Systems, Inc	5,630,805
20,800		WellPoint, Inc	1,348,256

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	69,196,408

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
19,500		Church & Dwight Co, Inc	1,126,905
25,603		Colgate-Palmolive Co	2,748,994
11,615		Estee Lauder Cos (Class A)	707,702
79,423	e	Herbalife Ltd	2,884,643
5,995		Kimberly-Clark Corp	536,613
15,800	e	Nu Skin Enterprises, Inc (Class A)	669,288

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,674,145

INSURANCE - 0.2%
2,800		Hanover Insurance Group, Inc	116,368
16,000		Travelers Cos, Inc	1,255,360
23,900		Validus Holdings Ltd	870,199

		TOTAL INSURANCE	2,241,927

MATERIALS - 5.0%
6,345		Airgas, Inc	604,298
3,500		Albemarle Corp	214,585
25,711		Axiall Corp	1,444,442
70,700		Ball Corp	3,147,564
35,099		CF Industries Holdings, Inc	8,043,638
35,756	*	Crown Holdings, Inc	1,353,722
24,780		Du Pont (E.I.) de Nemours & Co	1,175,811
52,100		Eastman Chemical Co	3,706,915
18,598		FMC Corp	1,143,219
170,339		Monsanto Co	17,263,858
44,793		PPG Industries, Inc	6,175,611
1,600		Rock-Tenn Co (Class A)	126,320
26,857		Sherwin-Williams Co	4,354,594
54,900		Southern Copper Corp (NY)	2,162,511
6,400	e	Westlake Chemical Corp	587,904
72,462	*	WR Grace & Co	5,202,771

		TOTAL MATERIALS	56,707,763

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 3.8%
55,670		CBS Corp (Class B)	$2,322,552
412,673		Comcast Corp (Class A)	15,714,588
102,597	*	DIRECTV	5,246,811
148,660		DISH Network Corp (Class A)	5,540,558
20,700		McGraw-Hill Cos, Inc	1,190,664
29,270	e	Regal Entertainment Group (Class A)	437,001
67,177		Scripps Networks Interactive (Class A)	4,149,523
14,038		Time Warner Cable, Inc	1,254,155
75,842		Viacom, Inc (Class B)	4,577,065
61,300	e	Virgin Media, Inc	2,414,607
10,324		Walt Disney Co	556,257

		TOTAL MEDIA	43,403,781

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
189,822		AbbVie, Inc	6,964,569
40,126	*	Actavis, Inc	3,466,485
58,697		Agilent Technologies, Inc	2,628,452
71,091	*	Alexion Pharmaceuticals, Inc	6,681,843
105,597		Allergan, Inc	11,088,741
160,475		Amgen, Inc	13,714,194
41,056	*	Biogen Idec, Inc	6,408,020
167,141		Bristol-Myers Squibb Co	6,040,476
51,376	*	Celgene Corp	5,084,169
2,500	*	Charles River Laboratories International, Inc	103,300
381,776	*	Gilead Sciences, Inc	15,061,063
8,171	*,e	Illumina, Inc	413,698
5,203		Johnson & Johnson	384,606
84,590	*	Vertex Pharmaceuticals, Inc	3,787,940
240,344		Warner Chilcott plc	3,405,674
25,645	*	Zoetis Inc	666,770

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	85,900,000

REAL ESTATE - 2.5%
143,972		American Tower Corp	10,963,468
10,400		Equity Residential	576,056
2,617		Public Storage, Inc	402,835
94,170		Simon Property Group, Inc	15,084,151
1,348		Tanger Factory Outlet Centers, Inc	47,746
13,623		Taubman Centers, Inc	1,110,274

		TOTAL REAL ESTATE	28,184,530

RETAILING - 7.7%
7,067		Advance Auto Parts, Inc	519,566
38,901	*	Amazon.com, Inc	10,328,215
160,056		American Eagle Outfitters, Inc	3,234,732
1,427	*	Autozone, Inc	527,562
28,374	*	Bed Bath & Beyond, Inc	1,665,554
26,485	*	Dollar General Corp	1,224,137
59,583	*	Dollar Tree, Inc	2,382,724
87,300		Expedia, Inc	5,696,325
1	*	Five Below, Inc	37
61,420		Foot Locker, Inc	2,109,777

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

262,766		Gap, Inc	$8,587,193
300,702		Home Depot, Inc	20,122,978
99,200		Macy’s, Inc	3,919,392
2,698		Nordstrom, Inc	149,010
9,591	*	O’Reilly Automotive, Inc	888,606
94,534		Petsmart, Inc	6,183,469
3,331	*	Priceline.com, Inc	2,283,301
39,210		Ross Stores, Inc	2,340,837
14,977		Target Corp	904,760
303,687		TJX Companies, Inc	13,720,579
2,793		Tractor Supply Co	289,550

		TOTAL RETAILING	87,078,304

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
48,236		Avago Technologies Ltd	1,725,402
181,979		Broadcom Corp (Class A)	5,905,218
282,944		Intel Corp	5,953,142
423,623	*	LSI Logic Corp	2,982,306
9,942		Texas Instruments, Inc	328,881

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,894,949

SOFTWARE & SERVICES - 18.8%
200,604		Accenture plc	14,421,422
60,951	*	Alliance Data Systems Corp	9,605,878
21,913	*	Autodesk, Inc	851,977
23,547	*	BMC Software, Inc	978,378
15,855	*	Citrix Systems, Inc	1,159,952
27,223	*	Cognizant Technology Solutions Corp (Class A)	2,128,294
85,959	*	eBay, Inc	4,807,687
459	*	Equinix, Inc	98,882
5,001		Factset Research Systems, Inc	462,693
23,335	*	FleetCor Technologies, Inc	1,396,366
29,154	*	Fortinet, Inc	687,743
2,300	*	Gartner, Inc	118,473
2,692		Global Payments, Inc	132,608
44,092	*	Google, Inc (Class A)	33,319,883
46,272		IAC/InterActiveCorp	1,908,720
149,178		International Business Machines Corp	30,293,576
5,734		Intuit, Inc	357,687
32,202		Lender Processing Services, Inc	774,136
6,819	*	LinkedIn Corp	844,124
27,670		Mastercard, Inc (Class A)	14,344,128
1,548	*	Micros Systems, Inc	71,254
1,398,030		Microsoft Corp	38,403,884
30,600	*	NeuStar, Inc (Class A)	1,381,284
820,414		Oracle Corp	29,132,901
4,680	*	Red Hat, Inc	260,021
1,639	*	Salesforce.com, Inc	282,121
3,451	*	SolarWinds, Inc	187,803
16,324	*	Splunk, Inc	538,039
21,440	*	Symantec Corp	466,749
7,900	*	Synopsys, Inc	264,176

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

16,281	*	Teradata Corp			$1,085,292
104,285		VeriSign, Inc			4,527,012
109,494		Visa, Inc (Class A)			17,290,197
19,045	*	VMware, Inc (Class A)			1,456,562

		TOTAL SOFTWARE & SERVICES			214,039,902

TECHNOLOGY HARDWARE & EQUIPMENT - 9.2%
15,580		Amphenol Corp (Class A)			1,052,741
144,087		Apple, Inc			65,604,252
6,000	e	Dolby Laboratories, Inc (Class A)			193,860
251,546	*	EMC Corp			6,190,547
60,693	*	F5 Networks, Inc			6,365,482
7,200		Harris Corp			332,640
340,290		Qualcomm, Inc			22,469,349
5,517	*	Trimble Navigation Ltd			344,812
33,746		Western Digital Corp			1,586,062

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			104,139,745

TELECOMMUNICATION SERVICES - 2.2%
6,433	*	Crown Castle International Corp			453,655
23,100	*	SBA Communications Corp (Class A)			1,609,146
535,757		Verizon Communications, Inc			23,364,363

		TOTAL TELECOMMUNICATION SERVICES			25,427,164

TRANSPORTATION - 2.3%
61,900		CH Robinson Worldwide, Inc			4,094,685
2,569		Copa Holdings S.A. (Class A)			281,562
6,200		J.B. Hunt Transport Services, Inc			417,074
25,613		Kansas City Southern Industries, Inc			2,384,827
39,447		Landstar System, Inc			2,250,057
41,842		Union Pacific Corp			5,500,549
144,913		United Parcel Service, Inc (Class B)			11,490,152

		TOTAL TRANSPORTATION			26,418,906

		TOTAL COMMON STOCKS			1,129,653,577

		(Cost $922,410,840)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.3%
TREASURY DEBT - 0.6%
$7,000,000		United States Treasury Bill	0.060%	05/02/13	6,998,775

					6,998,775

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
		TIAA-CREF Short Term Lending Portfolio of the State Street
7,721,685	c	Navigator Securities Lending Trust			7,721,685

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			7,721,685

		TOTAL SHORT-TERM INVESTMENTS			14,720,460

		(Cost $14,720,635)

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 100.8%	$1,144,374,037
		(Cost $937,131,475)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(9,371,822)

		NET ASSETS - 100.0%	$1,135,002,215

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,510,670.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.4%
529,950		Ford Motor Co	$6,862,853
188,080	*	General Motors Co	5,283,167
24,000		Johnson Controls, Inc	746,160
33,890		Lear Corp	1,660,610
34,000	*	TRW Automotive Holdings Corp	1,959,420
6,980	*	Visteon Corp	392,904

		TOTAL AUTOMOBILES & COMPONENTS	16,905,114

BANKS - 4.3%
98,990		BB&T Corp	2,997,417
93,999		East West Bancorp, Inc	2,204,277
128,300		Huntington Bancshares, Inc	892,968
70,000		Keycorp	658,000
7,000	e	M&T Bank Corp	718,830
354,333		Regions Financial Corp	2,756,711
20,200	*	Signature Bank	1,493,386
113,800		SunTrust Banks, Inc	3,228,506
38,831	*	Texas Capital Bancshares, Inc	1,607,603
167,500		US Bancorp	5,544,250
875,000		Wells Fargo & Co	30,476,250

		TOTAL BANKS	52,578,198

CAPITAL GOODS - 7.0%
83,900	*	Aecom Technology Corp	2,145,323
24,500	*	AGCO Corp	1,298,500
21,800		Alliant Techsystems, Inc	1,410,896
22,000	*	BE Aerospace, Inc	1,132,780
26,300		Carlisle Cos, Inc	1,687,145
61,500		Chicago Bridge & Iron Co NV	3,124,815
7,456		CNH Global NV	355,949
33,800		Cummins, Inc	3,881,254
10,000		Dover Corp	691,800
67,500		Eaton Corp	3,844,125
84,500		Exelis, Inc	928,655
7,890		Flowserve Corp	1,236,915
10,400		Fluor Corp	674,232
55,000	*	Fortune Brands Home & Security, Inc	1,800,700
32,000	*	General Cable Corp	1,075,840
1,187,224		General Electric Co	26,451,351
43,800		Huntington Ingalls	1,940,340
10,000		IDEX Corp	498,900
20,800		Illinois Tool Works, Inc	1,306,864
29,350		Ingersoll-Rand plc	1,508,296
10,000		ITT Corp	256,800

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

52,750		Joy Global, Inc	$3,332,218
14,000		L-3 Communications Holdings, Inc	1,062,880
15,400		Lockheed Martin Corp	1,337,798
17,500		Nordson Corp	1,183,350
52,400		Northrop Grumman Corp	3,408,096
41,950	*	Oshkosh Truck Corp	1,643,601
24,000		Parker Hannifin Corp	2,231,280
28,500		Raytheon Co	1,501,380
21,090		Regal-Beloit Corp	1,564,034
20,390		Snap-On, Inc	1,651,998
15,750	*	Terex Corp	509,985
37,500		Textron, Inc	1,078,500
12,121		TransDigm Group, Inc	1,641,668
21,380		Triumph Group, Inc	1,504,511
23,000		URS Corp	954,040
7,698		Valmont Industries, Inc	1,121,753
22,000	*	WESCO International, Inc	1,604,460

		TOTAL CAPITAL GOODS	84,583,032

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
33,000		ADT Corp	1,567,500
43,800		Corrections Corp of America	1,659,582
20,800		Equifax, Inc	1,220,960
100,390		Tyco International Ltd	3,034,790
23,950	*	Verisk Analytics, Inc	1,321,082

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,803,914

CONSUMER DURABLES & APPAREL - 2.1%
75,000	*	Hanesbrands, Inc	2,811,000
47,500	*	Jarden Corp	2,794,900
58,500		Leggett & Platt, Inc	1,722,240
51,000	e	Lennar Corp (Class A)	2,118,540
12,000		Mattel, Inc	451,560
29,200	*	Michael Kors Holdings Ltd	1,638,996
21,000	*	Mohawk Industries, Inc	2,134,860
85,000		Newell Rubbermaid, Inc	1,995,800
1,721	*	NVR, Inc	1,772,045
10,250		Phillips-Van Heusen Corp	1,218,418
26,390		Polaris Industries, Inc	2,298,305
50,000	*	Pulte Homes, Inc	1,037,000
25,400	*	Steven Madden Ltd	1,170,432
4,000		VF Corp	590,320
20,919		Whirlpool Corp	2,413,634

		TOTAL CONSUMER DURABLES & APPAREL	26,168,050

CONSUMER SERVICES - 1.0%
34,750		Brinker International, Inc	1,137,715
54,000	e	DeVry, Inc	1,359,180
43,500	*	Penn National Gaming, Inc	2,116,710
82,000		Royal Caribbean Cruises Ltd	2,968,400
330,800		Sands China Ltd	1,669,342
31,000		Service Corp International	462,830

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

20,188		Wyndham Worldwide Corp	$1,126,288
26,330		Yum! Brands, Inc	1,709,870

		TOTAL CONSUMER SERVICES	12,550,335

DIVERSIFIED FINANCIALS - 17.4%
17,500	*	Affiliated Managers Group, Inc	2,518,775
133,390	*	American Capital Ltd	1,782,090
46,300		Ameriprise Financial, Inc	3,070,616
1,091,750		Bank of America Corp	12,358,610
147,750		Bank of New York Mellon Corp	4,012,890
139,900		Capital One Financial Corp	7,879,168
478,000		Citigroup, Inc	20,152,480
145,000		Discover Financial Services	5,566,550
41,000	*	E*Trade Financial Corp	435,010
23,339		Franklin Resources, Inc	3,194,642
99,100		Goldman Sachs Group, Inc	14,652,926
103,980		Invesco Ltd	2,833,455
665,400	e	iShares Russell 1000 Value Index Fund	51,548,538
655,000		JPMorgan Chase & Co	30,817,750
164,750		Morgan Stanley	3,764,538
63,990		Northern Trust Corp	3,293,565
415,900	*	PowerShares QQQ Trust Series	27,819,551
41,380		Raymond James Financial, Inc	1,846,789
82,600		SPDR Trust Series 1	12,365,220
30,750		State Street Corp	1,711,238

		TOTAL DIVERSIFIED FINANCIALS	211,624,401

ENERGY - 14.2%
98,380		Anadarko Petroleum Corp	7,872,368
28,500		Apache Corp	2,387,160
6,000	*	Atwood Oceanics, Inc	316,620
28,000	*	Cameron International Corp	1,772,680
11,000	*	Cheniere Energy, Inc	233,530
257,750		Chevron Corp	29,679,912
216,891		ConocoPhillips	12,579,678
10,000	*	Denbury Resources, Inc	186,300
25,400		Diamond Offshore Drilling, Inc	1,907,286
18,300		Ensco plc	1,163,331
609,250		Exxon Mobil Corp	54,814,222
67,500		Halliburton Co	2,745,900
27,500		Helmerich & Payne, Inc	1,769,350
68,680		Hess Corp	4,612,549
54,000		Holly Corp	2,819,880
182,800		Marathon Oil Corp	6,143,908
74,800		Marathon Petroleum Corp	5,550,908
73,390		Murphy Oil Corp	4,368,173
20,250		National Oilwell Varco, Inc	1,501,335
29,800		Noble Energy, Inc	3,212,142
81,500		Occidental Petroleum Corp	7,194,005
55,555	e	Patterson-UTI Energy, Inc	1,129,988
38,380		Peabody Energy Corp	965,257
116,380		Phillips 66	7,049,137

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,891		Pioneer Natural Resources Co	$1,515,208
18,000	*	Plains Exploration & Production Co	859,500
46,800		Tesoro Corp	2,278,692
113,050		Valero Energy Corp	4,943,677
39,300	e	Western Refining, Inc	1,321,659

		TOTAL ENERGY	172,894,355

FOOD & STAPLES RETAILING - 0.5%
44,750		CVS Corp	2,291,200
21,750		Walgreen Co	869,130
24,500		Whole Foods Market, Inc	2,358,125

		TOTAL FOOD & STAPLES RETAILING	5,518,455

FOOD, BEVERAGE & TOBACCO - 3.0%
131,900		Archer Daniels Midland Co	3,763,107
27,500		Bunge Ltd	2,190,650
105,000		Coca-Cola Enterprises, Inc	3,661,350
94,750	*	Dean Foods Co	1,734,872
42,300	e	Diamond Foods, Inc	604,044
14,750		Hershey Co	1,171,887
41,980		Ingredion, Inc	2,773,619
31,575		Kraft Foods Group, Inc	1,459,396
135,750		Mondelez International, Inc	3,772,493
70,800	*	Monster Beverage Corp	3,391,320
76,630		Philip Morris International, Inc	6,755,701
31,000		Reynolds American, Inc	1,363,380
55,500	*	Smithfield Foods, Inc	1,293,705
119,999		Tyson Foods, Inc (Class A)	2,654,378

		TOTAL FOOD, BEVERAGE & TOBACCO	36,589,902

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
177,500		Abbott Laboratories	6,013,700
83,800		Aetna, Inc	4,041,674
6,800		Baxter International, Inc	461,312
22,475		Cardinal Health, Inc	984,630
31,000	*	CareFusion Corp	962,240
75,400	*	Catamaran Corp	3,912,506
50,500		Cigna Corp	2,946,170
13,500		Community Health Systems, Inc	517,455
16,000		Cooper Cos, Inc	1,621,600
81,800		Covidien plc	5,099,412
57,500		HCA Holdings, Inc	2,164,875
2,975	*	Intuitive Surgical, Inc	1,708,780
119,775		Medtronic, Inc	5,581,515
7,000	*	Pediatrix Medical Group, Inc	598,920
6,811	*	Sirona Dental Systems, Inc	452,727
13,900	*	Tenet Healthcare Corp	539,737
196,800		UnitedHealth Group, Inc	10,865,328
66,600		WellPoint, Inc	4,317,012

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,789,593

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
26,890		Church & Dwight Co, Inc	$1,553,973
21,300		Colgate-Palmolive Co	2,286,981
28,000		Energizer Holdings, Inc	2,436,280
192,400		Procter & Gamble Co	14,460,784

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,738,018

INSURANCE - 5.5%
47,750		ACE Ltd	4,074,507
24,000		Aflac, Inc	1,273,440
22,540		Allied World Assurance Co Holdings Ltd	1,912,068
106,300		Allstate Corp	4,666,570
18,750		American Financial Group, Inc	798,000
40,880	*	Arch Capital Group Ltd	1,897,650
27,480		Aspen Insurance Holdings Ltd	937,343
39,300		Assurant, Inc	1,502,832
44,500		Axis Capital Holdings Ltd	1,703,015
135,744	*	Berkshire Hathaway, Inc (Class B)	13,157,666
47,300		Cincinnati Financial Corp	2,007,412
4,000		CNA Financial Corp	124,600
16,890		Everest Re Group Ltd	1,956,031
76,300		Fidelity National Title Group, Inc (Class A)	1,915,130
20,000	*	Genworth Financial, Inc (Class A)	183,400
109,800		Hartford Financial Services Group, Inc	2,723,040
43,000		HCC Insurance Holdings, Inc	1,663,240
99,000		Lincoln National Corp	2,869,020
21,800		PartnerRe Ltd	1,911,642
46,980		Protective Life Corp	1,486,447
123,800		Prudential Financial, Inc	7,165,544
10,500		Reinsurance Group of America, Inc (Class A)	602,595
13,000		RenaissanceRe Holdings Ltd	1,113,320
6,500		Stancorp Financial Group, Inc	252,785
43,313		Torchmark Corp	2,412,967
105,400		Validus Holdings Ltd	3,837,614
42,980		W.R. Berkley Corp	1,769,487
44,000		XL Capital Ltd	1,219,680

		TOTAL INSURANCE	67,137,045

MATERIALS - 4.9%
26,130		Ashland, Inc	2,051,466
21,999	e	Axiall Corp	1,235,904
24,600		CF Industries Holdings, Inc	5,637,582
131,300	e	Cleveland-Cliffs, Inc	4,898,803
48,800	*	Coeur d’Alene Mines Corp	1,058,960
21,399		Cytec Industries, Inc	1,568,547
27,500		Eastman Chemical Co	1,956,625
166,800		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,879,700
119,900		Huntsman Corp	2,113,837
88,900		International Paper Co	3,682,238
86,800		LyondellBasell Industries AF S.C.A	5,504,856
60,000		MeadWestvaco Corp	1,881,000
27,350		Monsanto Co	2,771,922
22,750		Mosaic Co	1,393,437

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

69,180		Nucor Corp	$3,182,972
30,800		Packaging Corp of America	1,183,644
28,080		Reliance Steel & Aluminum Co	1,817,338
10,300		Sherwin-Williams Co	1,670,042
33,999		Southern Copper Corp (NY)	1,339,221
25,400		Valspar Corp	1,683,512
19,000		Vulcan Materials Co	1,074,640
101,800		Walter Energy, Inc	3,822,590
14,980	e	Westlake Chemical Corp	1,376,063
16,050	*	WR Grace & Co	1,152,390

		TOTAL MATERIALS	59,937,289

MEDIA - 3.7%
143,000		CBS Corp (Class B)	5,965,960
301,500		Comcast Corp (Class A)	11,481,120
31,750	*	DIRECTV	1,623,695
33,300	*	Discovery Communications, Inc (Class A)	2,310,354
110,500		DISH Network Corp (Class A)	4,118,335
91,000		Gannett Co, Inc	1,786,330
16,800	*	Liberty Global, Inc (Class A)	1,147,272
14,500	*	Liberty Media Corp	1,616,895
14,500	*	Starz-Liberty Capital	231,130
24,810		Time Warner Cable, Inc	2,216,525
28,900	e	Virgin Media, Inc	1,138,371
201,300		Walt Disney Co	10,846,044

		TOTAL MEDIA	44,482,031

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
12,800		AbbVie, Inc	469,632
13,750	*	Actavis, Inc	1,187,862
24,000	*	Alexion Pharmaceuticals, Inc	2,255,760
26,800		Amgen, Inc	2,290,328
11,390	*	Biogen Idec, Inc	1,777,751
2,750	*	Charles River Laboratories International, Inc	113,630
97,500	*	Gilead Sciences, Inc	3,846,375
149,244		Johnson & Johnson	11,032,117
22,000	*	Life Technologies Corp	1,423,180
272,500		Merck & Co, Inc	11,785,625
43,980	*	Mylan Laboratories, Inc	1,243,315
63,300		PerkinElmer, Inc	2,230,692
28,080		Perrigo Co	2,822,321
1,219,900		Pfizer, Inc	33,278,872
51,774		Thermo Electron Corp	3,734,976
84,500		Warner Chilcott plc	1,197,365
25,493	*	Zoetis Inc	662,818

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	81,352,619

REAL ESTATE - 2.7%
40,900	*	Alexander & Baldwin, Inc	1,374,240
27,500		American Tower Corp	2,094,125
103,300		DDR Corp	1,713,747
66,000		Extra Space Storage, Inc	2,629,440

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

56		Health Care REIT, Inc	$3,519
18,380		Jones Lang LaSalle, Inc	1,693,533
10,000		Kilroy Realty Corp	499,000
40,540		Public Storage, Inc	6,240,322
18,300		Rayonier, Inc	985,272
19,975	*	Realogy Holdings Corp	894,281
40,500		Simon Property Group, Inc	6,487,290
25,750		Taubman Centers, Inc	2,098,625
83,800		Ventas, Inc	5,555,102
32,250		Weyerhaeuser Co	971,370

		TOTAL REAL ESTATE	33,239,866

RETAILING - 3.0%
213,990		Best Buy Co, Inc	3,479,477
18,500	*	Carmax, Inc	729,270
34,893		Dick’s Sporting Goods, Inc	1,660,558
18,000		Dillard’s, Inc (Class A)	1,519,380
38,750		Expedia, Inc	2,528,438
66,600		Foot Locker, Inc	2,287,710
138,180	e	GameStop Corp (Class A)	3,205,776
51,750		Gap, Inc	1,691,190
16,750		Home Depot, Inc	1,120,910
19,300	*	Liberty Ventures	1,440,359
49,250		Lowe’s Companies, Inc	1,880,858
50,750		Macy’s, Inc	2,005,132
20,900	*,e	NetFlix, Inc	3,453,516
13,000	*	O’Reilly Automotive, Inc	1,204,450
30,380		Signet Jewelers Ltd	1,901,180
170,000		Staples, Inc	2,291,600
60,750		Target Corp	3,669,908

		TOTAL RETAILING	36,069,712

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
38,800		Analog Devices, Inc	1,693,232
60,400		Avago Technologies Ltd	2,160,508
18,000	*	Fairchild Semiconductor International, Inc	265,860
43,000	*	Freescale Semiconductor Holdings Ltd	621,350
17,500	*	Lam Research Corp	719,950
91,950		Marvell Technology Group Ltd	850,538
75,000		Maxim Integrated Products, Inc	2,358,750
281,800	*	Micron Technology, Inc	2,130,408
123,990	*	Teradyne, Inc	2,003,678

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	12,804,274

SOFTWARE & SERVICES - 2.7%
29,380	*	Akamai Technologies, Inc	1,196,060
13,980	*,e	Alliance Data Systems Corp	2,203,248
16,000	*	Commvault Systems, Inc	1,227,680
61,380		Computer Sciences Corp	2,565,684
12,500		DST Systems, Inc	836,750
20,831	*	eBay, Inc	1,165,078
65,400		Fidelity National Information Services, Inc	2,426,994

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

102,900	*	First American Corp	$2,700,096
17,180	*	Fiserv, Inc	1,379,726
43,800		Lender Processing Services, Inc	1,052,952
91,300	*,e	Millennial Media, Inc	1,053,602
6,540	*	Salesforce.com, Inc	1,125,730
178,300	*	Symantec Corp	3,881,591
54,000	*	Synopsys, Inc	1,805,760
57,750	*	VMware, Inc (Class A)	4,416,720
21,800	*,e	Workday, Inc	1,164,556
116,444	*	Yahoo!, Inc	2,285,795

		TOTAL SOFTWARE & SERVICES	32,488,022

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
43,980	*	Arrow Electronics, Inc	1,689,712
28,300	*	Avnet, Inc	1,000,688
403,000	*	Brocade Communications Systems, Inc	2,305,160
863,000		Cisco Systems, Inc	17,751,910
94,000		Dell, Inc	1,244,560
11,300		Harris Corp	522,060
142,742		Hewlett-Packard Co	2,356,670
78,900	*,e	InvenSense, Inc	1,151,940
50,500	*	NetApp, Inc	1,818,000
33,750		Qualcomm, Inc	2,228,513
37,708	*	SanDisk Corp	1,885,023
65,400		Seagate Technology, Inc	2,222,292
219,180	*	Vishay Intertechnology, Inc	2,408,788
103,980		Western Digital Corp	4,887,060
130,000		Xerox Corp	1,041,300

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	44,513,676

TELECOMMUNICATION SERVICES - 2.8%
679,750		AT&T, Inc	23,648,503
115,400		CenturyTel, Inc	4,667,930
127,750	*	Sprint Nextel Corp	719,232
60,380	*	tw telecom inc (Class A)	1,668,299
2,900	*	US Cellular Corp	110,316
64,750		Verizon Communications, Inc	2,823,748

		TOTAL TELECOMMUNICATION SERVICES	33,638,028

TRANSPORTATION - 0.9%
11,330		Copa Holdings S.A. (Class A)	1,241,768
128,000	*	Delta Air Lines, Inc	1,777,920
13,750		FedEx Corp	1,394,938
42,432	*	Hertz Global Holdings, Inc	775,657
28,000		Kansas City Southern Industries, Inc	2,607,080
25,400		Union Pacific Corp	3,339,084

		TOTAL TRANSPORTATION	11,136,447

UTILITIES - 4.6%
91,000		AES Corp	986,440
17,774		American Electric Power Co, Inc	804,984
69,800		American Water Works Co, Inc	2,671,944

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

115,400	*	Calpine Corp	$2,276,842
103,000		CMS Energy Corp	2,647,100
59,750		Dominion Resources, Inc	3,233,072
77,898		DTE Energy Co	4,931,722
32,750		Duke Energy Corp	2,251,235
81,540		Edison International	3,929,413
27,750		Exelon Corp	872,460
44,500		FirstEnergy Corp	1,801,805
73,898		NextEra Energy, Inc	5,324,351
12,750		NiSource, Inc	344,633
99,900		Northeast Utilities	4,068,927
91,000		NV Energy, Inc	1,722,630
33,100		OGE Energy Corp	1,943,301
67,020		Pinnacle West Capital Corp	3,577,528
43,750		PPL Corp	1,325,187
7,500		SCANA Corp	351,075
56,000		Sempra Energy	4,202,800
72,750		Southern Co	3,217,732
38,800		UGI Corp	1,367,312
32,250		Wisconsin Energy Corp	1,271,618
29,400		Xcel Energy, Inc	816,732

		TOTAL UTILITIES	55,940,843

		TOTAL COMMON STOCKS	1,214,483,219

		(Cost $969,541,545)

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
23,023,344	c	Navigator Securities Lending Trust	23,023,344

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	23,023,344

		TOTAL SHORT-TERM INVESTMENTS	23,023,344

		(Cost $23,023,344)

		TOTAL INVESTMENTS - 101.8% (Cost $992,564,889)	1,237,506,563
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(22,013,176)

		NET ASSETS - 100.0%	$1,215,493,387

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,687,235.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.9%
401,887	*	Delphi Automotive plc	$15,536,951
993,711		Ford Motor Co	12,868,558

		TOTAL AUTOMOBILES & COMPONENTS	28,405,509

BANKS - 3.1%
99,620		BNP Paribas	6,250,593
196,067	*	CIT Group, Inc	8,303,438
936,894		Huntington Bancshares, Inc	6,520,782
387,811		TCF Financial Corp	5,297,498
953,980		US Bancorp	31,576,738
1,256,059		Wells Fargo & Co	43,748,535

		TOTAL BANKS	101,697,584

CAPITAL GOODS - 7.6%
163,979		Caterpillar, Inc	16,133,894
312,662		Eaton Corp	17,806,101
176,134		Emerson Electric Co	10,083,671
2,472,289		General Electric Co	55,082,599
619,139		Honeywell International, Inc	42,250,045
1,154,431		Invensys plc	6,320,402
129,489		Pall Corp	8,844,099
268,794		Pentair Ltd	13,622,480
70,570		Precision Castparts Corp	12,942,538
138,245		Rockwell Automation, Inc	12,330,072
176,579		Roper Industries, Inc	20,739,204
145,434	*	Teledyne Technologies, Inc	9,927,325
81,169		TransDigm Group, Inc	10,993,529
39,412		W.W. Grainger, Inc	8,584,722

		TOTAL CAPITAL GOODS	245,660,681

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
98,752		ADT Corp	4,690,720
428,984		Tyco International Ltd	12,968,186

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,658,906

CONSUMER DURABLES & APPAREL - 1.7%
223,307		Coach, Inc	11,388,657
637,739		DR Horton, Inc	15,088,905
194,923	*	Jarden Corp	11,469,269
114,564		Phillips-Van Heusen Corp	13,618,223
116,002	*	TRI Pointe Homes, Inc.	2,209,838

		TOTAL CONSUMER DURABLES & APPAREL	53,774,892

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.6%
177,888	*	Chuy’s Holdings, Inc	$5,048,462
169,828		Las Vegas Sands Corp	9,382,997
88,713	*	Norwegian Cruise Line Holdings Ltd	2,339,362
72,178	*	Panera Bread Co (Class A)	11,534,766
285,990	*	Penn National Gaming, Inc	13,916,273
152,932		Six Flags Entertainment Corp	9,625,540

		TOTAL CONSUMER SERVICES	51,847,400

DIVERSIFIED FINANCIALS - 6.7%
270,327		Ameriprise Financial, Inc	17,928,087
3,183,634		Bank of America Corp	36,038,737
1,233,997		Citigroup, Inc	52,025,314
24,738		Discover Financial Services	949,692
108,440		Goldman Sachs Group, Inc	16,033,938
1,262,101		JPMorgan Chase & Co	59,381,852
884,139		Morgan Stanley	20,202,576
288,404		State Street Corp	16,049,682

		TOTAL DIVERSIFIED FINANCIALS	218,609,878

ENERGY - 11.2%
425,383		Anadarko Petroleum Corp	34,039,148
307,044	*	Cameron International Corp	19,438,956
353,175	*	Cheniere Energy, Inc	7,497,905
621,708		Chevron Corp	71,589,676
160,074		EOG Resources, Inc	20,006,048
921,680		Exxon Mobil Corp	82,923,549
403,199		Occidental Petroleum Corp	35,590,376
251,902		Phillips 66	15,257,704
150,916	*	Rosetta Resources, Inc	8,001,566
535,038		Schlumberger Ltd	41,759,716
355,404	*	Transocean Ltd-NYSE	20,154,961
614,813	*	Weatherford International Ltd	8,207,754

		TOTAL ENERGY	364,467,359

FOOD & STAPLES RETAILING - 1.4%
336,341		Wal-Mart Stores, Inc	23,527,053
220,897		Whole Foods Market, Inc	21,261,336

		TOTAL FOOD & STAPLES RETAILING	44,788,389

FOOD, BEVERAGE & TOBACCO - 6.9%
162,589		Brown-Forman Corp (Class B)	10,519,508
1,088,000		Coca-Cola Co	40,517,120
664,572	*	D.E Master Blenders 1753 NV	8,198,499
601,009	*	Dean Foods Co	11,004,475
339,387		Hershey Co	26,964,297
435,513		Kellogg Co	25,477,511
328,819	*	Monster Beverage Corp	15,750,430
223,292		PepsiCo, Inc	16,266,822
622,676		Philip Morris International, Inc	54,895,116
104,693		Remy Cointreau S.A.	13,360,890

		TOTAL FOOD, BEVERAGE & TOBACCO	222,954,668

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
564,801		Abbott Laboratories	$19,135,458
557,741		Aetna, Inc	26,899,848
2,044,990	*	Boston Scientific Corp	15,276,075
300,904	*	Catamaran Corp	15,613,909
652,528		Medtronic, Inc	30,407,805
190,833	*	Tenet Healthcare Corp	7,410,045

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	114,743,140

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
168,446		Beiersdorf AG.	14,783,378
223,461		Church & Dwight Co, Inc	12,913,811
117,882	e	Herbalife Ltd	4,281,474
55,361		L’Oreal S.A.	8,220,749
420,709		Procter & Gamble Co	31,620,489

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	71,819,901

INSURANCE - 3.4%
417,685		ACE Ltd	35,641,061
308,477	*	American International Group, Inc	11,669,685
306,675		Fidelity National Title Group, Inc (Class A)	7,697,543
746,073	e	Hartford Financial Services Group, Inc	18,502,610
490,958		Metlife, Inc	18,332,372
244,633		Travelers Cos, Inc	19,193,905

		TOTAL INSURANCE	111,037,176

MATERIALS - 5.3%
165,777		Ashland, Inc	13,015,152
407,480	e	Cleveland-Cliffs, Inc	15,203,079
174,652		Cytec Industries, Inc	12,801,992
146,500		FMC Corp	9,005,355
485,801		International Paper Co	20,121,878
200,728		LyondellBasell Industries AF S.C.A	12,730,170
433,323		Monsanto Co	43,917,286
127,742	e	PPG Industries, Inc	17,611,789
826,570		Sealed Air Corp	15,473,390
115,220		Southern Copper Corp (NY)	4,538,516
165,942		Walter Energy, Inc	6,231,122

		TOTAL MATERIALS	170,649,729

MEDIA - 3.3%
1,122,289		Comcast Corp (Class A)	42,736,765
337,041		Gannett Co, Inc	6,616,115
383,907		Time Warner, Inc	19,394,981
226,085		Viacom, Inc (Class B)	13,644,230
467,855		Walt Disney Co	25,208,028

		TOTAL MEDIA	107,600,119

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
130,119	*	Alexion Pharmaceuticals, Inc	$12,229,885
138,990		Allergan, Inc	14,595,340
112,945		Amgen, Inc	9,652,280
254,776	*	Ariad Pharmaceuticals, Inc	5,064,947
206,453		Bayer AG.	20,373,339
118,453	*	Biogen Idec, Inc	18,488,144
156,655	*	BioMarin Pharmaceuticals, Inc	8,598,793
659,343	*	Biovitrum AB	3,938,913
112,435	*	Celgene Corp	11,126,568
1,055,640	*	Gilead Sciences, Inc	41,644,998
190,182	*	Jazz Pharmaceuticals plc	10,724,363
536,766		Johnson & Johnson	39,677,743
109,997		Lonza Group AG.	6,472,731
83,913	*	Medivation, Inc	4,561,511
197,528		Novartis AG.	13,427,243
190,219		PerkinElmer, Inc	6,703,317
2,926,380		Pfizer, Inc	79,831,646
51,976		Roche Holding AG.	11,488,721
72,837	*	Zoetis Inc	1,893,762

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	320,494,244

REAL ESTATE - 0.7%
264,141		American Tower Corp	20,114,337
74,128	*	Realogy Holdings Corp	3,318,711

		TOTAL REAL ESTATE	23,433,048

RETAILING - 5.7%
118,152	*	Amazon.com, Inc	31,369,356
176,478		Expedia, Inc	11,515,190
543,794		Foot Locker, Inc	18,679,324
696,282		Home Depot, Inc	46,595,191
483,924		Macy’s, Inc	19,119,837
85,127	*,e	NetFlix, Inc	14,066,385
183,292		Petsmart, Inc	11,989,130
453,747		TJX Companies, Inc	20,500,290
226,128	*	Urban Outfitters, Inc	9,676,017

		TOTAL RETAILING	183,510,720

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
320,758		Avago Technologies Ltd	11,473,513
265,180		Broadcom Corp (Class A)	8,605,091
214,991		Maxim Integrated Products, Inc	6,761,467

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,840,071

SOFTWARE & SERVICES - 9.0%
86,934	*,e	Alliance Data Systems Corp	13,700,798
283,128	*	Aspen Technology, Inc	8,663,717
643,275	*	eBay, Inc	35,978,371
247,877	*	Fortinet, Inc	5,847,418
57,749	*	Google, Inc (Class A)	43,640,342
219,173		International Business Machines Corp	44,507,461
730,582	*,e	Jive Software, Inc	11,199,822

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

1,984,354		Microsoft Corp	$54,510,204
81,254	*	MicroStrategy, Inc (Class A)	8,147,339
909,333		Oracle Corp	32,290,415
71,818	*	Sina Corp	3,944,963
568,618	*	Take-Two Interactive Software, Inc	6,920,081
82,734	*	VMware, Inc (Class A)	6,327,496
816,520	*	Yahoo!, Inc	16,028,288

		TOTAL SOFTWARE & SERVICES	291,706,715

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
207,606		Apple, Inc	94,525,088
2,241,113		Cisco Systems, Inc	46,099,694
659,542	*	EMC Corp	16,231,329
1,234,240	*	JDS Uniphase Corp	17,908,822
285,973	*	NetApp, Inc	10,295,028
598,586		Qualcomm, Inc	39,524,634
221,872	*	SanDisk Corp	11,091,381

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	235,675,976

TELECOMMUNICATION SERVICES - 2.2%
515,964		CenturyTel, Inc	20,870,744
321,519	*	tw telecom inc (Class A)	8,883,570
915,911		Verizon Communications, Inc	39,942,878

		TOTAL TELECOMMUNICATION SERVICES	69,697,192

TRANSPORTATION - 2.0%
160,865	e	Canadian Pacific Railway Ltd	18,584,734
136,656		CH Robinson Worldwide, Inc	9,039,794
860,096	*	Delta Air Lines, Inc	11,946,733
112,116		FedEx Corp	11,374,168
419,220	*	Hertz Global Holdings, Inc	7,663,342
71,998		Kansas City Southern Industries, Inc	6,703,734

		TOTAL TRANSPORTATION	65,312,505

UTILITIES - 2.0%
319,516		American Water Works Co, Inc	12,231,073
437,080	*	Calpine Corp	8,623,588
398,342		Edison International	19,196,101
203,412		NextEra Energy, Inc	14,655,835
134,364		Sempra Energy	10,084,018

		TOTAL UTILITIES	64,790,615

		TOTAL COMMON STOCKS	3,207,176,417

		(Cost $2,601,513,728)

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.7%
TREASURY DEBT - 1.2%
$18,500,000	United States Treasury Bill	0.040%	02/21/13	$18,499,589
19,200,000	United States Treasury Bill	0.037	02/28/13	19,199,467

				37,699,056

GOVERNMENT AGENCY DEBT - 0.5%
15,000,000	Federal Home Loan Bank (FHLB)	0.040	02/13/13	14,999,800

				14,999,800

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
		TIAA-CREF Short Term Lending Portfolio of the State Street
65,880,222	c	Navigator Securities Lending Trust	65,880,222

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	65,880,222

		TOTAL SHORT-TERM INVESTMENTS	118,579,078

		(Cost $118,579,078)

		TOTAL INVESTMENTS - 102.6%	3,325,755,495
		(Cost $2,720,092,806)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(85,980,280)

		NET ASSETS - 100.0%	$3,239,775,215

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $64,855,774.

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUTOMOBILES & COMPONENTS - 1.0%
288,689	*	Delphi Automotive plc	$11,160,717
184,818	*,e	Tesla Motors, Inc	6,932,523

		TOTAL AUTOMOBILES & COMPONENTS	18,093,240

CAPITAL GOODS - 6.8%
329,218		Boeing Co	24,319,334
120,176		Cummins, Inc	13,799,810
229,709		Precision Castparts Corp	42,128,630
118,173		Roper Industries, Inc	13,879,419
96,695		Textron, Inc	2,780,948
103,102		W.W. Grainger, Inc	22,457,678

		TOTAL CAPITAL GOODS	119,365,819

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
487,776	*	Nielsen Holdings NV	15,857,598
349,309	*	Verisk Analytics, Inc	19,267,884

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,125,482

CONSUMER DURABLES & APPAREL - 4.6%
58,308	*	Fossil, Inc	6,156,159
451,074		Luxottica Group S.p.A.	20,817,754
427,466		Nike, Inc (Class B)	23,104,537
153,590		Ralph Lauren Corp	25,569,663
62,636	*	TRI Pointe Homes, Inc.	1,193,216
27,533		VF Corp	4,063,320

		TOTAL CONSUMER DURABLES & APPAREL	80,904,649

CONSUMER SERVICES - 4.4%
176,763	*	Hyatt Hotels Corp	7,082,893
699,321		Las Vegas Sands Corp	38,637,485
68,456	*	Penn National Gaming, Inc	3,331,069
510,590		Starbucks Corp	28,654,311

		TOTAL CONSUMER SERVICES	77,705,758

DIVERSIFIED FINANCIALS - 4.2%
85,702	*	Affiliated Managers Group, Inc	12,335,089
205,937		Ameriprise Financial, Inc	13,657,742
331,898		Blackstone Group LP	6,140,113
76,093	*	IntercontinentalExchange, Inc	10,557,904
572,616		Moody’s Corp	31,390,809

		TOTAL DIVERSIFIED FINANCIALS	74,081,657

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

ENERGY - 3.8%
73,758		EOG Resources, Inc	$9,218,275
193,824	*	FMC Technologies, Inc	9,177,566
635,471		Schlumberger Ltd	49,598,512

		TOTAL ENERGY	67,994,353

FOOD, BEVERAGE & TOBACCO - 0.6%
87,039	*	Constellation Brands, Inc (Class A)	2,816,582
134,962	*	Dean Foods Co	2,471,154
120,504	*,e	Green Mountain Coffee Roasters, Inc	5,486,547

		TOTAL FOOD, BEVERAGE & TOBACCO	10,774,283

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
150,091	*	Cerner Corp	12,390,012
128,522	*	Edwards Lifesciences Corp	11,557,984
42,411	*	Intuitive Surgical, Inc	24,360,030

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,308,026

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
172,840		Beiersdorf AG.	15,169,010
267,562		Estee Lauder Cos (Class A)	16,302,552

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,471,562

MATERIALS - 5.1%
60,385		Ashland, Inc	4,740,826
45,649		Axiall Corp	2,564,543
18,812		CF Industries Holdings, Inc	4,311,146
165,588	e	Cleveland-Cliffs, Inc	6,178,088
179,846		Ecolab, Inc	13,020,850
484,816		Monsanto Co	49,136,102
79,528		PPG Industries, Inc	10,964,525

		TOTAL MATERIALS	90,916,080

MEDIA - 4.7%
625,661		CBS Corp (Class B)	26,102,577
879,899		Comcast Corp (Class A)	33,506,554
66,341	*	Discovery Communications, Inc (Class A)	4,602,738
11,009		Time Warner, Inc	556,175
331,663		Walt Disney Co	17,870,003

		TOTAL MEDIA	82,638,047

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.9%
172,871	*	Alexion Pharmaceuticals, Inc	16,248,145
277,002		Allergan, Inc	29,087,980
282,066	*	Biogen Idec, Inc	44,024,861
444,706	*	Celgene Corp	44,008,106
559,294	*	Gilead Sciences, Inc	22,064,148
233,552	*,e	Illumina, Inc	11,824,738
220,769	*	Medivation, Inc	12,001,003
174,689		Perrigo Co	17,557,991
480,099		Pfizer, Inc	13,097,101
39,329	*	Zoetis Inc	1,022,554

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	210,936,627

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.8%
130,953		American Tower Corp	$9,972,071
88,084	*	Realogy Holdings Corp	3,943,521

		TOTAL REAL ESTATE	13,915,592

RETAILING - 6.2%
196,323	*	Amazon.com, Inc	52,123,757
263,598	*	Carmax, Inc	10,391,033
203,592		Expedia, Inc	13,284,378
282,785		Home Depot, Inc	18,923,972
327,343		Limited Brands, Inc	15,719,011

		TOTAL RETAILING	110,442,151

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
148,453		Avago Technologies Ltd	5,310,164
454,252		Broadcom Corp (Class A)	14,740,478
109,702	*	Lam Research Corp	4,513,140
404,969		Maxim Integrated Products, Inc	12,736,275

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,300,057

SOFTWARE & SERVICES - 23.1%
842,763	*	Adobe Systems, Inc	31,881,724
1,046,294	*	eBay, Inc	58,519,223
19,520	*	Equinix, Inc	4,205,194
588,617	*	Facebook, Inc	18,229,469
250,062	*	Gartner, Inc	12,880,694
60,419	*	Google, Inc (Class A)	45,658,034
1,049,907		Intuit, Inc	65,493,199
68,279	*	LinkedIn Corp	8,452,257
67,658		Mastercard, Inc (Class A)	35,073,907
110,099	*	Nuance Communications, Inc	2,647,881
781,866		Oracle Corp	27,764,062
497,158	*	Red Hat, Inc	27,622,098
43,558	*	Salesforce.com, Inc	7,497,638
153,667	*	Sina Corp	8,440,928
303,863	*	TIBCO Software, Inc	7,122,549
298,693		Visa, Inc (Class A)	47,166,612

		TOTAL SOFTWARE & SERVICES	408,655,469

TECHNOLOGY HARDWARE & EQUIPMENT - 9.9%
199,604		Apple, Inc	90,881,697
1,241,578	*	EMC Corp	30,555,235
123,293	*	F5 Networks, Inc	12,930,970
608,516		Qualcomm, Inc	40,180,311

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	174,548,213

TRANSPORTATION - 1.8%
60,335		Expeditors International of Washington, Inc	2,588,371

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

170,468		FedEx Corp			$17,293,979
660,518	*	Hertz Global Holdings, Inc			12,074,269

		TOTAL TRANSPORTATION			31,956,619

		TOTAL COMMON STOCKS			1,725,133,684

		(Cost $1,379,905,895)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.4%
TREASURY DEBT - 2.2%
$15,000,000		United States Treasury Bill	0.035%	02/07/13	14,999,913
4,700,000		United States Treasury Bill	0.037	02/28/13	4,699,870
6,100,000		United States Treasury Bill	0.062	04/18/13	6,099,225
13,000,000		United States Treasury Bill	0.063	05/02/13	12,997,724

					38,796,732

GOVERNMENT AGENCY DEBT - 0.3%
5,000,000		Federal Home Loan Bank (FHLB)	0.040	02/13/13	4,999,933

					4,999,933

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
34,139,513	c	Navigator Securities Lending Trust			34,139,513

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			34,139,513

		TOTAL SHORT-TERM INVESTMENTS			77,936,178

		(Cost $77,936,382)

		TOTAL INVESTMENTS - 101.9%			1,803,069,862
		(Cost $1,457,842,277)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(34,249,778)

		NET ASSETS - 100.0%			$1,768,820,084

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,617,576.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUTOMOBILES & COMPONENTS - 0.9%
605,559	*	American Axle & Manufacturing Holdings, Inc	$7,072,929
191,148	*	Delphi Automotive plc	7,389,782
1,353,303		Ford Motor Co	17,525,274

		TOTAL AUTOMOBILES & COMPONENTS	31,987,985

BANKS - 4.9%
1,455,430		Barclays plc	6,987,607
126,290		BB&T Corp	3,824,061
1,613,862		Huntington Bancshares, Inc	11,232,479
616,138		Keycorp	5,791,697
1,454,973		Regions Financial Corp	11,319,690
1,246,679	e	Synovus Financial Corp	3,216,432
1,563,943		TCF Financial Corp	21,363,462
519,028		US Bancorp	17,179,827
2,438,240		Wells Fargo & Co	84,923,899

		TOTAL BANKS	165,839,154

CAPITAL GOODS - 7.4%
281,494		Boeing Co	20,793,962
574,924	*	Edwards Group Ltd (ADR)	3,909,483
312,467		General Dynamics Corp	20,716,562
5,724,395		General Electric Co	127,539,521
1,817,255		Invensys plc	9,949,302
89,853		L-3 Communications Holdings, Inc	6,821,640
418,259		Masco Corp	7,691,783
410,145		Pentair Ltd	20,786,149
204,602	*,e	Polypore International, Inc	7,895,591
243,650		SPX Corp	18,183,600
274,673		Textron, Inc	7,899,595

		TOTAL CAPITAL GOODS	252,187,188

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
412,886		ADT Corp	19,612,085
380,096		Tyco International Ltd	11,490,302

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	31,102,387

CONSUMER DURABLES & APPAREL - 0.9%
271,257	*	Jarden Corp	15,960,762
519,582	*	Pulte Homes, Inc	10,776,131
120,012	*	TRI Pointe Homes, Inc.	2,286,228

		TOTAL CONSUMER DURABLES & APPAREL	29,023,121

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.7%
310,514	*	Bloomin’ Brands, Inc	$5,766,245
557,757		Carnival Corp	21,596,351
244,065	*	Hyatt Hotels Corp	9,779,685
425,226		Interval Leisure Group, Inc	8,419,475
117,381		Las Vegas Sands Corp	6,485,300
779,406	*	Orient-Express Hotels Ltd (Class A)	9,056,698
496,245	*	Penn National Gaming, Inc	24,147,281
95,459		Six Flags Entertainment Corp	6,008,189

		TOTAL CONSUMER SERVICES	91,259,224

DIVERSIFIED FINANCIALS - 9.1%
159,945		American Express Co	9,406,365
336,850		Apollo Management LP	7,501,649
4,287,555		Bank of America Corp	48,535,123
676,069		Blackstone Group LP	12,507,276
110,021		Capital One Financial Corp	6,196,383
1,537,485		Citigroup, Inc	64,820,368
16,630		Discover Financial Services	638,426
1,316,231		JPMorgan Chase & Co	61,928,668
462,060		Legg Mason, Inc	12,775,959
1,707,923		Morgan Stanley	39,026,040
326,716		Northern Trust Corp	16,816,073
497,838		State Street Corp	27,704,685

		TOTAL DIVERSIFIED FINANCIALS	307,857,015

ENERGY - 15.5%
263,272		Anadarko Petroleum Corp	21,067,026
944,795		Baker Hughes, Inc	42,251,232
154,876		Cabot Oil & Gas Corp	8,174,355
205,435		Cenovus Energy, Inc	6,828,659
273,860	*	Cheniere Energy, Inc	5,814,048
526,781		Chesapeake Energy Corp	10,630,441
709,474		Chevron Corp	81,695,931
527,201	*	Cobalt International Energy, Inc	12,763,536
30,224	*	Concho Resources, Inc	2,757,033
185,492	e	Crescent Point Energy Corp	7,174,936
131,204		EOG Resources, Inc	16,397,876
39,977		Equitable Resources, Inc	2,375,034
1,448,360	e	EXCO Resources, Inc	9,283,988
1,439,856		Exxon Mobil Corp	129,543,844
1,713,493	*	Kodiak Oil & Gas Corp	15,764,136
195,407		Lufkin Industries, Inc	11,316,019
196,379		Marathon Oil Corp	6,600,298
137,768		Marathon Petroleum Corp	10,223,763
723,434	*	Matador Resources Co	5,715,129
47,767		Noble Energy, Inc	5,148,805
619,975		Occidental Petroleum Corp	54,725,193
174,404		Phillips 66	10,563,650
232,095	*	Southwestern Energy Co	7,960,859
9,963		Spectra Energy Corp	276,772
2,419,946	*	Weatherford International Ltd	32,306,279
225,580		Williams Cos, Inc	7,906,579

		TOTAL ENERGY	525,265,421

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.4%
119,022		CVS Corp	$6,093,926
198,661		Walgreen Co	7,938,494

		TOTAL FOOD & STAPLES RETAILING	14,032,420

FOOD, BEVERAGE & TOBACCO - 3.9%
561,930		Altria Group, Inc	18,925,802
381,775	*	Constellation Brands, Inc (Class A)	12,354,239
1,295,183	*	D.E Master Blenders 1753 NV	15,978,037
415,347	*,e	Green Mountain Coffee Roasters, Inc	18,910,749
113,106		Kellogg Co	6,616,701
460,394		Kraft Foods Group, Inc	21,279,411
801,538		Mondelez International, Inc	22,274,741
58,956		Philip Morris International, Inc	5,197,561
82,712		Remy Cointreau S.A.	10,555,681
21,033	*,e	WhiteWave Foods Co	340,524

		TOTAL FOOD, BEVERAGE & TOBACCO	132,433,446

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
227,831		Abbott Laboratories	7,718,914
115,036		Baxter International, Inc	7,804,042
1,032,360	*	Boston Scientific Corp	7,711,729
587,325		Cardinal Health, Inc	25,730,708
517,444		Medtronic, Inc	24,112,891
394,700	*	Olympus Corp	8,764,239
186,827	*	Tenet Healthcare Corp	7,254,492
558,192		UnitedHealth Group, Inc	30,817,780
63,913		WellPoint, Inc	4,142,841
129,733		Zimmer Holdings, Inc	9,678,082

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	133,735,718

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
907,703		Avon Products, Inc	15,412,797
170,775		Beiersdorf AG.	14,987,779
56,190		L’Oreal S.A.	8,343,850
183,641	e	Nu Skin Enterprises, Inc (Class A)	7,779,033
1,025,801		Procter & Gamble Co	77,099,203

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	123,622,662

INSURANCE - 6.1%
334,009		ACE Ltd	28,500,988
247,131		Allstate Corp	10,849,051
132,104		Aon plc	7,627,685
48	*	Berkshire Hathaway, Inc	7,002,000
224,463	*	Berkshire Hathaway, Inc (Class B)	21,757,199
486,116		Hartford Financial Services Group, Inc	12,055,677
488,750		Marsh & McLennan Cos, Inc	17,340,850
502,566		Metlife, Inc	18,765,814
62,847		PartnerRe Ltd	5,511,053

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

551,514		Principal Financial Group	$17,102,449
340,334		Prudential Financial, Inc	19,698,532
71,633		RenaissanceRe Holdings Ltd	6,134,650
296,389		Travelers Cos, Inc	23,254,681
376,933		XL Capital Ltd	10,448,583

		TOTAL INSURANCE	206,049,212

MATERIALS - 4.3%
139,704		Ashland, Inc	10,968,161
274,229	e	Axiall Corp	15,406,185
675,823	e	Cleveland-Cliffs, Inc	25,214,956
576,101		Dow Chemical Co	18,550,452
121,282		LyondellBasell Industries AF S.C.A	7,691,705
194,381		Mosaic Co	11,905,836
669,612		PolyOne Corp	14,624,326
966,863		Sealed Air Corp	18,099,676
90,949	e	Wacker Chemie AG.	6,469,859
456,755		Walter Energy, Inc	17,151,150

		TOTAL MATERIALS	146,082,306

MEDIA - 1.6%
503,508		Comcast Corp (Class A)	19,173,585
384,633		News Corp (Class A)	10,669,719
509,849		Time Warner, Inc	25,757,572

		TOTAL MEDIA	55,600,876

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
227,831		AbbVie, Inc	8,359,119
82,538		Amgen, Inc	7,053,698
135,880		Bayer AG.	13,409,005
1,439,690	*	Biovitrum AB	8,600,703
250,200		Eli Lilly & Co	13,433,238
734,437		Johnson & Johnson	54,289,583
112,460	*	Medivation, Inc	6,113,326
1,008,466		Merck & Co, Inc	43,616,155
125,907		Novartis AG.	8,558,705
3,580,242		Pfizer, Inc	97,669,002
1,134,377		Teva Pharmaceutical Industries Ltd (ADR)	43,094,982
274,907		Warner Chilcott plc	3,895,432
75,355	*	Zoetis Inc	1,959,230

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	310,052,178

REAL ESTATE - 2.1%
37,426		Boston Properties, Inc	3,940,209
1,322,315		Chimera Investment Corp	4,033,061
507,411	*	Forest City Enterprises, Inc (Class A)	8,580,320
591,579		Kimco Realty Corp	12,287,096
380,760		Mack-Cali Realty Corp	10,345,249
178,111		Potlatch Corp	7,728,236
204,157	*	Realogy Holdings Corp	9,140,109
4,788		Rouse Properties, Inc	87,429
119,658		SL Green Realty Corp	9,618,110

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

179,351		Starwood Property Trust, Inc	$4,598,560

		TOTAL REAL ESTATE	70,358,379

RETAILING - 3.1%
162,416		Abercrombie & Fitch Co (Class A)	8,120,800
698,439		Best Buy Co, Inc	11,356,618
180,136		Expedia, Inc	11,753,874
16,459,954	e	Hengdeli Holdings Ltd	5,779,043
651,379	e	JC Penney Co, Inc	13,242,535
2,080,000	e	Li & Fung Ltd	2,917,082
386,011	*	Liberty Media Holding Corp (Interactive A)	8,206,594
2,098,000		Lifestyle International Holdings Ltd	5,387,796
413,783		Lowe’s Companies, Inc	15,802,373
1,264,145		Staples, Inc	17,040,675
64,717		Target Corp	3,909,554

		TOTAL RETAILING	103,516,944

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
198,011		Avago Technologies Ltd	7,082,853
338,471		Broadcom Corp (Class A)	10,983,384
1,103,643	*,e	Freescale Semiconductor Holdings Ltd	15,947,641
342,192	*	International Rectifier Corp	6,669,322
364,148	*	Lam Research Corp	14,981,049
1,366,046		Marvell Technology Group Ltd	12,635,926
2,561,521	*	ON Semiconductor Corp	20,107,940
1,055,253	*	RF Micro Devices, Inc	5,276,265

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	93,684,380

SOFTWARE & SERVICES - 2.0%
210,265	*	Adobe Systems, Inc	7,954,325
384,070		AOL, Inc	11,771,745
118,982		DST Systems, Inc	7,964,655
482,994	*	eBay, Inc	27,013,854
160,007	*,e	VistaPrint Ltd	5,736,251
375,977	*	Yahoo!, Inc	7,380,429

		TOTAL SOFTWARE & SERVICES	67,821,259

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
350,501	*	Ciena Corp	5,488,846
2,994,896		Cisco Systems, Inc	61,605,011
898,951		Corning, Inc	10,787,412
1,166,164		Hewlett-Packard Co	19,253,367
450,000		Hitachi Ltd	2,670,343
710,119	*	JDS Uniphase Corp	10,303,827
605,846	*	Juniper Networks, Inc	13,558,833

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	123,667,639

TELECOMMUNICATION SERVICES - 2.8%
2,487,846		AT&T, Inc	86,552,162
357,430	*	Level 3 Communications, Inc	8,513,983

		TOTAL TELECOMMUNICATION SERVICES	95,066,145

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 1.4%
6,686,000		Air China Ltd			$5,733,957
78,256		FedEx Corp			7,939,071
83,200		Gol Linhas Aereas Inteligentes S.A.			604,207
1,104,303	*	Hertz Global Holdings, Inc			20,186,659
309,853	*	UAL Corp			7,482,950
368,835		UTI Worldwide, Inc			5,444,005

		TOTAL TRANSPORTATION			47,390,849

UTILITIES - 4.9%
497,714	*	Calpine Corp			9,819,897
410,669		Centerpoint Energy, Inc			8,394,074
61,492		Dominion Resources, Inc			3,327,332
321,261		Duke Energy Corp			22,083,481
243,058		Edison International			11,712,965
489,205		Entergy Corp			31,602,643
738,148		Exelon Corp			23,207,373
217,755		FirstEnergy Corp			8,816,900
124,517		NextEra Energy, Inc			8,971,450
251,757		NRG Energy, Inc			6,042,168
259,140		PG&E Corp			11,049,730
363,296		PPL Corp			11,004,236
130,603		Sempra Energy			9,801,755

		TOTAL UTILITIES			165,834,004

		TOTAL COMMON STOCKS			3,323,469,912

		(Cost $2,952,782,228)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.9%
TREASURY DEBT - 1.5%
$2,300,000		United States Treasury Bill	0.037%	02/28/13	2,299,936
4,200,000		United States Treasury Bill	0.062	04/18/13	4,199,466
39,000,000		United States Treasury Bill	0.063	05/02/13	38,993,175
6,000,000		United States Treasury Bill	0.090	05/16/13	5,998,788

					51,491,365

GOVERNMENT AGENCY DEBT - 0.3%
10,000,000		Federal Home Loan Bank (FHLB)	0.040	02/13/13	9,999,867

					9,999,867

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
		TIAA-CREF Short Term Lending Portfolio of the State Street
137,832,359	a,c	Navigator Securities Lending Trust			137,832,359

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			137,832,359

		TOTAL SHORT-TERM INVESTMENTS			199,323,591

		(Cost $199,323,909)

TIAA-CREF FUNDS - Large-Cap Value Fund

	COMPANY	VALUE

	TOTAL INVESTMENTS - 104.0%	$3,522,793,503
	(Cost $3,152,106,137)
	OTHER ASSETS & LIABILITIES, NET - (4.0)%	(134,061,803)

	NET ASSETS - 100.0%	$3,388,731,700

	Abbreviation(s):
	ADR American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $134,843,141.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 2.3%
315,565	*	Delphi Automotive plc	$12,199,743
188,002		Harley-Davidson, Inc	9,855,065
294,516	*,e	Tesla Motors, Inc	11,047,295

		TOTAL AUTOMOBILES & COMPONENTS	33,102,103

BANKS - 0.6%
111,122	*	Signature Bank	8,215,249

		TOTAL BANKS	8,215,249

CAPITAL GOODS - 12.0%
344,306		Ametek, Inc	14,113,103
253,264		Chicago Bridge & Iron Co NV	12,868,344
155,240		Crane Co	7,805,467
89,413		Flowserve Corp	14,017,276
287,333	*	Fortune Brands Home & Security, Inc	9,407,283
233,886		Ingersoll-Rand plc	12,019,402
331,819		KBR, Inc	10,359,389
62,662	*	Middleby Corp	8,857,900
257,023	*	MRC Global, Inc	7,898,317
142,196		Parker Hannifin Corp	13,219,962
177,258		Roper Industries, Inc	20,818,952
82,702		Snap-On, Inc	6,700,516
177,099		Timken Co	9,494,277
91,209		TransDigm Group, Inc	12,353,347
68,107		W.W. Grainger, Inc	14,835,067

		TOTAL CAPITAL GOODS	174,768,602

COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
142,342	*	Clean Harbors, Inc	7,912,792
136,659	*	Stericycle, Inc	12,893,777
229,147	*	Verisk Analytics, Inc	12,639,748

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,446,317

CONSUMER DURABLES & APPAREL - 5.6%
156,754	*	Jarden Corp	9,223,405
156,574	*	Michael Kors Holdings Ltd	8,788,498
11,246	*	NVR, Inc	11,579,556
126,901		Phillips-Van Heusen Corp	15,084,722
138,064		Polaris Industries, Inc	12,023,994
50,297	*	TRI Pointe Homes, Inc.	958,158
183,828		Tupperware Corp	14,007,694
68,934		VF Corp	10,173,280

		TOTAL CONSUMER DURABLES & APPAREL	81,839,307

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.5%
241,028	*	Chuy’s Holdings, Inc	$6,840,375
462,396	*	Del Frisco’s Restaurant Group, Inc	7,310,481
38,168	*	Norwegian Cruise Line Holdings Ltd	1,006,490
45,434	*	Panera Bread Co (Class A)	7,260,808
128,828	*	Penn National Gaming, Inc	6,268,770
133,356		Starwood Hotels & Resorts Worldwide, Inc	8,189,392

		TOTAL CONSUMER SERVICES	36,876,316

DIVERSIFIED FINANCIALS - 7.4%
78,836	*	Affiliated Managers Group, Inc	11,346,865
505,754	*,e	Financial Engines, Inc	16,821,378
50,861	*	IntercontinentalExchange, Inc	7,056,964
461,486	e	iShares Russell Midcap Growth Index Fund	30,762,657
357,730		Moody’s Corp	19,610,759
83,112	*	Portfolio Recovery Associates, Inc	8,888,828
177,557		T Rowe Price Group, Inc	12,686,448

		TOTAL DIVERSIFIED FINANCIALS	107,173,899

ENERGY - 5.5%
172,335		Cabot Oil & Gas Corp	9,095,841
249,698	*	Cameron International Corp	15,808,380
339,367	*	Cobalt International Energy, Inc	8,216,075
122,331	*	Concho Resources, Inc	11,159,034
239,297	e	Crescent Point Energy Corp	9,256,144
542,972	*	Denbury Resources, Inc	10,115,568
96,244		Lufkin Industries, Inc	5,573,490
80,423		Pioneer Natural Resources Co	9,452,920
232,010	*,e	Solazyme, Inc	1,821,279

		TOTAL ENERGY	80,498,731

FOOD & STAPLES RETAILING - 1.1%
172,059		Whole Foods Market, Inc	16,560,679

		TOTAL FOOD & STAPLES RETAILING	16,560,679

FOOD, BEVERAGE & TOBACCO - 3.4%
357,742	*	Dean Foods Co	6,550,256
126,152	*	Hain Celestial Group, Inc	7,189,403
70,678		Hershey Co	5,615,367
135,478		Mead Johnson Nutrition Co	10,296,328
116,050	*	Monster Beverage Corp	5,558,795
111,895		Remy Cointreau S.A.	14,280,007

		TOTAL FOOD, BEVERAGE & TOBACCO	49,490,156

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
272,098		Air Methods Corp	11,896,124
362,693	*	Catamaran Corp	18,820,140
92,529	*	Cerner Corp	7,638,269
73,182	*	DaVita, Inc	8,445,935
106,301	*	Sirona Dental Systems, Inc	7,065,827

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,866,295

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
78,845	e	Herbalife Ltd	$2,863,650
165,546	e	Nu Skin Enterprises, Inc (Class A)	7,012,529

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,876,179

INSURANCE - 0.5%
199,738		Validus Holdings Ltd	7,272,461

		TOTAL INSURANCE	7,272,461

MATERIALS - 6.9%
164,634		Ashland, Inc	12,925,415
69,438		Axiall Corp	3,901,053
613,935	*	Calgon Carbon Corp	9,847,517
229,953		Celanese Corp (Series A)	10,780,197
57,921		CF Industries Holdings, Inc	13,273,756
149,290	e	Cleveland-Cliffs, Inc	5,570,010
101,395		Cytec Industries, Inc	7,432,254
115,646		Ecolab, Inc	8,372,770
127,299	e	PPG Industries, Inc	17,550,713
68,563		Sherwin-Williams Co	11,116,805

		TOTAL MATERIALS	100,770,490

MEDIA - 2.9%
178,043	*	Discovery Communications, Inc (Class A)	12,352,623
276,438		DISH Network Corp (Class A)	10,302,844
191,526		McGraw-Hill Cos, Inc	11,016,576
2,748,565	e	Sirius XM Radio, Inc	8,630,494

		TOTAL MEDIA	42,302,537

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
92,666	*	Actavis, Inc	8,005,416
239,913		Agilent Technologies, Inc	10,743,304
521,666	*,e	Akorn, Inc	6,828,608
129,413	*	Alexion Pharmaceuticals, Inc	12,163,528
331,351	*	Alkermes plc	7,637,640
234,233	*	BioMarin Pharmaceuticals, Inc	12,857,049
84,566	*,e	Illumina, Inc	4,281,577
172,040	*	Medivation, Inc	9,352,094
256,788	*	Mylan Laboratories, Inc	7,259,397
125,711	*	Onyx Pharmaceuticals, Inc	9,745,117
56,140		Perrigo Co	5,642,631
52,548	*	Regeneron Pharmaceuticals, Inc	9,140,199
146,551	*	Vertex Pharmaceuticals, Inc	6,562,554
31,581	*	Zoetis Inc	821,106

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	111,040,220

REAL ESTATE - 1.5%
112,555		Boston Properties, Inc	11,849,791
235,081	*	Realogy Holdings Corp	10,524,576

		TOTAL REAL ESTATE	22,374,367

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 10.9%
477,347		American Eagle Outfitters, Inc	$9,647,183
159,993	*	Bed Bath & Beyond, Inc	9,391,589
220,801	*	Carmax, Inc	8,703,975
270,810		Dick’s Sporting Goods, Inc	12,887,848
161,575	*	Dollar Tree, Inc	6,461,384
129,072		Expedia, Inc	8,421,948
365,559		Gap, Inc	11,946,468
254,988		GNC Holdings, Inc	9,164,269
168,392		Limited Brands, Inc	8,086,184
631,615	*	LKQ Corp	14,141,860
153,061		Macy’s, Inc	6,047,440
217,353		Nordstrom, Inc	12,004,406
85,552	*	O’Reilly Automotive, Inc	7,926,393
112,233		Petsmart, Inc	7,341,161
123,285		Signet Jewelers Ltd	7,715,175
86,782		Tractor Supply Co	8,996,690
106,204		Ulta Salon Cosmetics & Fragrance, Inc	10,388,875

		TOTAL RETAILING	159,272,848

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
411,220		Avago Technologies Ltd	14,709,339
296,298	*	Cavium Networks, Inc	9,908,205
255,891		Maxim Integrated Products, Inc	8,047,772
494,837	*	Skyworks Solutions, Inc	11,846,398

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	44,511,714

SOFTWARE & SERVICES - 10.5%
114,943	*	Akamai Technologies, Inc	4,679,329
75,145	*,e	Alliance Data Systems Corp	11,842,852
172,999	*	Ansys, Inc	12,732,726
206,566	*	Aspen Technology, Inc	6,320,920
107,247	*	Commvault Systems, Inc	8,229,062
54,348	*	Equinix, Inc	11,708,190
556,758	*	Fortinet, Inc	13,133,921
271,296		Intuit, Inc	16,923,445
135,170	*	LinkedIn Corp	16,732,694
201,245		Paychex, Inc	6,566,624
125,008	*	QLIK Technologies, Inc	2,776,428
121,114	*	Rackspace Hosting, Inc	9,125,940
68,885	*	ServiceNow, Inc	1,909,492
84,937	*	Splunk, Inc	2,799,523
329,980	*	Symantec Corp	7,183,665
112,971	*	Teradata Corp	7,530,647
467,580	*	Vantiv, Inc	9,735,016
59,505	*	Workday, Inc	3,178,757

		TOTAL SOFTWARE & SERVICES	153,109,231

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
137,045		Amphenol Corp (Class A)	9,260,131

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

80,914	*	F5 Networks, Inc			$8,486,260
57,244		FEI Co			3,489,594
50,360	*	Palo Alto Networks, Inc			2,787,930
91,879	*	SanDisk Corp			4,593,031
190,315	*	Trimble Navigation Ltd			11,894,687

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			40,511,633

TELECOMMUNICATION SERVICES - 2.1%
215,178	*	Crown Castle International Corp			15,174,352
227,910	*	SBA Communications Corp (Class A)			15,876,211

		TOTAL TELECOMMUNICATION SERVICES			31,050,563

TRANSPORTATION - 1.9%
117,356		CH Robinson Worldwide, Inc			7,763,099
597,402	*	Hertz Global Holdings, Inc			10,920,509
127,721		J.B. Hunt Transport Services, Inc			8,591,792

		TOTAL TRANSPORTATION			27,275,400

UTILITIES - 0.6%
417,782	*	Calpine Corp			8,242,839

		TOTAL UTILITIES			8,242,839

		TOTAL COMMON STOCKS			1,433,448,136

		(Cost $1,139,103,295)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 10.1%
GOVERNMENT AGENCY DEBT - 0.7%
$10,000,000		Federal Home Loan Bank (FHLB)	0.040%	02/13/13	9,999,867

					9,999,867

TREASURY DEBT - 3.5%
8,500,000		United States Treasury Bill	0.035	02/07/13	8,499,950
31,000,000		United States Treasury Bill	0.040	02/21/13	30,999,311
11,300,000		United States Treasury Bill	0.037	02/28/13	11,299,687

					50,798,948

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
87,014,366	c	Navigator Securities Lending Trust			87,014,366

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			87,014,366

		TOTAL SHORT-TERM INVESTMENTS			147,813,181

		(Cost $147,813,181)

		TOTAL INVESTMENTS - 108.5%			1,581,261,317
		(Cost $1,286,916,476)
		OTHER ASSETS & LIABILITIES, NET - (8.5)%			(123,944,653)

		NET ASSETS - 100.0%			$1,457,316,664

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $85,350,678.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.6%

AUTOMOBILES & COMPONENTS - 1.4%
255,000	e	Autoliv, Inc	$16,779,000
315,000		Lear Corp	15,435,000
145,000	e	Magna International, Inc - Class A (NY)	7,576,250
180,000	*	TRW Automotive Holdings Corp	10,373,400

		TOTAL AUTOMOBILES & COMPONENTS	50,163,650

BANKS - 5.6%
615,000	*	CIT Group, Inc	26,045,250
216,056		Comerica, Inc	7,423,684
76,782		Cullen/Frost Bankers, Inc	4,521,692
2,275,000		Fifth Third Bancorp	37,059,750
1,030,000		First Horizon National Corp	10,516,300
3,440,000		Huntington Bancshares, Inc	23,942,400
1,000,099		Keycorp	9,400,931
176,961	e	M&T Bank Corp	18,172,125
85,000		PNC Financial Services Group, Inc	5,253,000
2,200,000		Regions Financial Corp	17,116,000
755,000		SunTrust Banks, Inc	21,419,350
1,800,000	e	Synovus Financial Corp	4,644,000
607,017		TCF Financial Corp	8,291,852
256,195	e	Valley National Bancorp	2,508,149
255,000		Zions Bancorporation	5,946,600

		TOTAL BANKS	202,261,083

CAPITAL GOODS - 7.4%
203,843	*	Aecom Technology Corp	5,212,266
140,000	*	AGCO Corp	7,420,000
125,000		Armstrong World Industries, Inc	6,873,750
120,000		Chicago Bridge & Iron Co NV	6,097,200
363,770		Eaton Corp	20,716,701
189,255		Exelis, Inc	2,079,912
210,000	*	Fortune Brands Home & Security, Inc	6,875,400
183,002	*	Foster Wheeler AG.	4,778,182
250,000		Harsco Corp	6,372,500
54,000		Hubbell, Inc (Class B)	4,916,700
2,000,000		Invensys plc	10,949,814
310,000		ITT Corp	7,960,800
770,000		KBR, Inc	24,039,400
510,000		Masco Corp	9,378,900
170,000	*	Owens Corning, Inc	7,083,900
390,000		Paccar, Inc	18,353,400
50,000		Pall Corp	3,415,000
220,000		Pentair Ltd	11,149,600
36,000		Precision Castparts Corp	6,602,400

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

105,000		Regal-Beloit Corp	$7,786,800
140,000		Rockwell Collins, Inc	8,243,200
230,000	*	Spirit Aerosystems Holdings, Inc (Class A)	3,666,200
165,000		SPX Corp	12,313,950
240,000		Stanley Works	18,439,200
490,000		Textron, Inc	14,092,400
115,000		Trinity Industries, Inc	4,565,500
270,000	*	WABCO Holdings, Inc	16,918,200
41,154		Westinghouse Air Brake Technologies Corp	3,852,838
290,000		Xylem, Inc	8,099,700

		TOTAL CAPITAL GOODS	268,253,813

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
425,000		Republic Services, Inc	13,553,250

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	13,553,250

CONSUMER DURABLES & APPAREL - 2.8%
987,688		DR Horton, Inc	23,368,698
135,000	*	Hanesbrands, Inc	5,059,800
260,000	*	Jarden Corp	15,298,400
112,000	*	Mohawk Industries, Inc	11,385,920
700,000		Newell Rubbermaid, Inc	16,436,000
11,600	*	NVR, Inc	11,944,056
126,000		Ryland Group, Inc	5,004,720
123,226	*	TRI Pointe Homes, Inc.	2,347,455
60,000		VF Corp	8,854,800

		TOTAL CONSUMER DURABLES & APPAREL	99,699,849

CONSUMER SERVICES - 0.7%
320,000		Interval Leisure Group, Inc	6,336,000
320,000	*	Penn National Gaming, Inc	15,571,200
55,000		Starwood Hotels & Resorts Worldwide, Inc	3,377,550

		TOTAL CONSUMER SERVICES	25,284,750

DIVERSIFIED FINANCIALS - 1.5%
369,689		Ameriprise Financial, Inc	24,517,775
530,000		Blackstone Group LP	9,805,000
140,000		Capital One Financial Corp	7,884,800
59,327		Discover Financial Services	2,277,563
160,000		Raymond James Financial, Inc	7,140,800
186,686		TD Ameritrade Holding Corp	3,619,842

		TOTAL DIVERSIFIED FINANCIALS	55,245,780

ENERGY - 10.8%
395,000		Anadarko Petroleum Corp	31,607,900
240,000		Baker Hughes, Inc	10,732,800
254,000		Cabot Oil & Gas Corp	13,406,120
285,000	*	Cameron International Corp	18,043,350
430,000		Capital Product Partners LP	3,543,200
200,000	*	Cobalt International Energy, Inc	4,842,000
180,000	*	Concho Resources, Inc	16,419,600

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

532,500		Consol Energy, Inc	$16,688,550
250,000	e	Crescent Point Energy Corp	9,670,142
340,000	*	Denbury Resources, Inc	6,334,200
133,000	*	Dril-Quip, Inc	10,784,970
183,000		Energy Transfer Partners LP	8,599,170
285,000		Ensco plc	18,117,450
335,000		Equitable Resources, Inc	19,902,350
860,000	*	Kodiak Oil & Gas Corp	7,912,000
425,000	*	Laredo Petroleum Holdings, Inc	7,841,250
150,000		Lufkin Industries, Inc	8,686,500
500,000		Marathon Petroleum Corp	37,105,000
470,000	*	McDermott International, Inc	5,719,900
298,000		Noble Energy, Inc	32,121,420
201,000		Oceaneering International, Inc	12,705,210
615,000		Peabody Energy Corp	15,467,250
87,000		Pioneer Natural Resources Co	10,225,980
180,000	*	Plains Exploration & Production Co	8,595,000
245,000		Questar Market Resources, Inc	7,190,750
535,000	*	Rowan Cos PLC	18,446,800
200,000		Tesoro Corp	9,738,000
1,138,065	*,e	Vantage Drilling Co	2,128,182
680,000	*	Weatherford International Ltd	9,078,000
100,000		Williams Cos, Inc	3,505,000
275,000	*	WPX Energy, Inc	4,133,250

		TOTAL ENERGY	389,291,294

FOOD & STAPLES RETAILING - 0.3%
272,643		Kroger Co	7,552,211
2,000,000	*	Rite Aid Corp	3,200,000

		TOTAL FOOD & STAPLES RETAILING	10,752,211

FOOD, BEVERAGE & TOBACCO - 4.0%
320,000		Bunge Ltd	25,491,200
600,000		ConAgra Foods, Inc	19,614,000
560,000	*	D.E Master Blenders 1753 NV	6,908,445
320,000	*	Dean Foods Co	5,859,200
235,000	*,e	Green Mountain Coffee Roasters, Inc	10,699,550
140,000		H.J. Heinz Co	8,488,200
285,000		Ingredion, Inc	18,829,950
207,000		Lorillard, Inc	8,087,490
315,000		Reynolds American, Inc	13,853,700
145,000		Sanderson Farms, Inc	7,319,600
500,000	*	Smithfield Foods, Inc	11,655,000
410,000		Tyson Foods, Inc (Class A)	9,069,200

		TOTAL FOOD, BEVERAGE & TOBACCO	145,875,535

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
480,000	*	Allscripts Healthcare Solutions, Inc	5,318,400
1,369,158	*	Boston Scientific Corp	10,227,610
230,000		Cardinal Health, Inc	10,076,300
420,000	*	CareFusion Corp	13,036,800
435,000		Cigna Corp	25,377,900

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

400,000	*	Healthsouth Corp	$9,544,000
600,000	*	Hologic, Inc	14,304,000
240,000		Humana, Inc	17,846,400
390,000		Omnicare, Inc	15,190,500
150,000	*,e	PSS World Medical, Inc	4,339,500
550,000		Universal American Corp	5,153,500
150,000		Universal Health Services, Inc (Class B)	8,496,000
125,000		Zimmer Holdings, Inc	9,325,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	148,235,910

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
210,000	e	Nu Skin Enterprises, Inc (Class A)	8,895,600

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,895,600

INSURANCE - 7.9%
269,048		ACE Ltd	22,957,866
565,000		Aon plc	32,623,100
355,000	*	Arch Capital Group Ltd	16,479,100
155,938		Aspen Insurance Holdings Ltd	5,319,045
300,000		Assurant, Inc	11,472,000
155,000		Axis Capital Holdings Ltd	5,931,850
85,000		Cincinnati Financial Corp	3,607,400
131,778		Everest Re Group Ltd	15,261,210
113,109		Hanover Insurance Group, Inc	4,700,810
690,000		Hartford Financial Services Group, Inc	17,112,000
760,000		Marsh & McLennan Cos, Inc	26,964,800
395,335		Max Capital Group Ltd	12,045,858
230,000		PartnerRe Ltd	20,168,700
200,000		Principal Financial Group	6,202,000
411,000		Progressive Corp	9,243,390
225,000		Prudential Financial, Inc	13,023,000
265,000		RenaissanceRe Holdings Ltd	22,694,600
375,000		UnumProvident Corp	8,741,250
205,000		Validus Holdings Ltd	7,464,050
880,000		XL Capital Ltd	24,393,600

		TOTAL INSURANCE	286,405,629

MATERIALS - 7.5%
105,000		Albemarle Corp	6,437,550
383,916		Ashland, Inc	30,141,245
170,000	e	Axiall Corp	9,550,600
180,000	*	Calgon Carbon Corp	2,887,200
90,000		Celanese Corp (Series A)	4,219,200
330,000	e	Cleveland-Cliffs, Inc	12,312,300
364,782	*	Crown Holdings, Inc	13,810,646
295,000		Cytec Industries, Inc	21,623,500
110,000		Domtar Corp	9,155,300
155,000		Eastman Chemical Co	11,028,250
57,000		FMC Corp	3,503,790
710,000		International Paper Co	29,408,200
450,000		MeadWestvaco Corp	14,107,500
12,000		NewMarket Corp	3,061,920

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

295,000		Nucor Corp	$13,572,950
245,000		Schweitzer-Mauduit International, Inc	9,981,300
850,000		Sealed Air Corp	15,912,000
275,000	e	United States Steel Corp	6,146,250
141,392		Walter Energy, Inc	5,309,270
145,000	e	Westlake Chemical Corp	13,319,700
485,000	*	WR Grace & Co	34,823,000

		TOTAL MATERIALS	270,311,671

MEDIA - 2.4%
345,000		Cablevision Systems Corp (Class A)	5,050,800
188,000		CBS Corp (Class B)	7,843,360
880,371		DISH Network Corp (Class A)	32,811,427
1,780,000		Interpublic Group of Cos, Inc	21,555,800
200,000	*	Madison Square Garden, Inc	10,404,000
560,000		Pearson plc	10,597,419

		TOTAL MEDIA	88,262,806

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
72,000	*	Actavis, Inc	6,220,080
610,598	*	Biovitrum AB	3,647,711
145,039	*	Bruker BioSciences Corp	2,446,808
222,000	*	Life Technologies Corp	14,361,180
170,000		Lonza Group AG.	10,003,585
450,000	*	Mylan Laboratories, Inc	12,721,500
405,000		PerkinElmer, Inc	14,272,200
50,000		Shire plc (ADR)	5,007,000
77,373	*	Zoetis Inc	2,011,698

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,691,762

REAL ESTATE - 10.9%
318,465		American Assets Trust,Inc	9,203,639
575,263		American Capital Agency Corp	18,195,569
900,000		Annaly Capital Management, Inc	13,383,000
272,342		Boston Properties, Inc	28,672,166
547,909	e	Brookfield Office Properties, Inc	9,013,103
2,460,310		Chimera Investment Corp	7,503,945
296,000		Equity Residential	16,395,440
82,362		Essex Property Trust, Inc	12,665,628
271,555	*	Forestar Real Estate Group, Inc	5,167,692
845,004		General Growth Properties, Inc	16,494,478
1,180,000		Host Marriott Corp	19,812,200
356,899		Kilroy Realty Corp	17,809,260
739,377		Kimco Realty Corp	15,356,860
257,000		Macerich Co	15,348,040
460,000		Mack-Cali Realty Corp	12,498,200
1,100,000		MFA Mortgage Investments, Inc	9,889,000
126,288		Plum Creek Timber Co, Inc	6,084,556
549,253		Prologis, Inc	21,915,195
67,000		Public Storage, Inc	10,313,310
100,000		Rayonier, Inc	5,384,000
175,000		Regency Centers Corp	8,720,250

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

275,000		SL Green Realty Corp	$22,104,500
190,000		Tanger Factory Outlet Centers, Inc	6,729,800
168,999		Taubman Centers, Inc	13,773,418
420,000		Two Harbors Investment Corp	5,216,400
405,000		Ventas, Inc	26,847,450
291,011		Vornado Realty Trust	24,578,789
528,127		Weingarten Realty Investors	15,231,183

		TOTAL REAL ESTATE	394,307,071

RETAILING - 4.2%
260,000		Abercrombie & Fitch Co (Class A)	13,000,000
260,000		American Eagle Outfitters, Inc	5,254,600
520,000		Best Buy Co, Inc	8,455,200
535,822		Foot Locker, Inc	18,405,486
1,230,000	*	Liberty Media Holding Corp (Interactive A)	26,149,800
61,282	*	Liberty Ventures	4,573,475
160,000		Limited Brands, Inc	7,683,200
815,000		Macy’s, Inc	32,200,650
775,000		OfficeMax, Inc	8,354,500
180,000		Signet Jewelers Ltd	11,264,400
700,000		Staples, Inc	9,436,000
112,500		TJX Companies, Inc	5,082,750

		TOTAL RETAILING	149,860,061

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
220,000		Analog Devices, Inc	9,600,800
308,653		Avago Technologies Ltd	11,040,518
1,060,000	*	Fairchild Semiconductor International, Inc	15,656,200
170,000		Kla-Tencor Corp	9,334,700
120,000	*	Lam Research Corp	4,936,800
920,000	*	LSI Logic Corp	6,476,800
670,000		Marvell Technology Group Ltd	6,197,500
520,000		Maxim Integrated Products, Inc	16,354,000
1,150,000	*	Micron Technology, Inc	8,694,000
870,000		Nvidia Corp	10,666,200
345,000	*	Teradyne, Inc	5,575,200

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	104,532,718

SOFTWARE & SERVICES - 2.1%
63,693	*,e	Alliance Data Systems Corp	10,038,017
260,000	*	BMC Software, Inc	10,803,000
603,650		CA, Inc	14,982,593
1,100,000		Earthlink, Inc	7,480,000
205,000		IAC/InterActiveCorp	8,456,250
450,000	*	Symantec Corp	9,796,500
250,000		Western Union Co	3,557,500
500,000	*	Yahoo!, Inc	9,815,000

		TOTAL SOFTWARE & SERVICES	74,928,860

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
160,330	*	Arrow Electronics, Inc	6,159,879
1,700,000	*	Brocade Communications Systems, Inc	9,724,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

850,000	*	JDS Uniphase Corp	$12,333,500
1,370,000	*	Juniper Networks, Inc	30,660,600
345,000	*	NetApp, Inc	12,420,000
340,000	*	SanDisk Corp	16,996,600
90,000		Seagate Technology, Inc	3,058,200
432,000		Tyco Electronics Ltd	16,796,160
1,932,946		Xerox Corp	15,482,897

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	123,631,836

TELECOMMUNICATION SERVICES - 0.5%
600,000	*	MetroPCS Communications, Inc	6,018,000
440,000	*	tw telecom inc (Class A)	12,157,200

		TOTAL TELECOMMUNICATION SERVICES	18,175,200

TRANSPORTATION - 1.9%
270,000	*	Alaska Air Group, Inc	12,455,100
230,000		Costamare, Inc	3,622,500
410,000		CSX Corp	9,032,300
800,000	*	Delta Air Lines, Inc	11,112,000
440,000	*	Hertz Global Holdings, Inc	8,043,200
100,000		Kansas City Southern Industries, Inc	9,311,000
635,000	*	UAL Corp	15,335,250

		TOTAL TRANSPORTATION	68,911,350

UTILITIES - 9.6%
252,657		American Water Works Co, Inc	9,671,710
660,000	*	Calpine Corp	13,021,800
1,345,000		Centerpoint Energy, Inc	27,491,800
590,000		CMS Energy Corp	15,163,000
267,499		DTE Energy Co	16,935,362
130,000		Duke Energy Corp	8,936,200
696,000		Edison International	33,540,240
115,000		Entergy Corp	7,429,000
160,000		National Fuel Gas Co	8,704,000
761,343		NiSource, Inc	20,579,101
329,229		Northeast Utilities	13,409,497
375,000		NorthWestern Corp	13,871,250
520,000		NRG Energy, Inc	12,480,000
470,000		NV Energy, Inc	8,897,100
351,960		OGE Energy Corp	20,663,572
245,000		PG&E Corp	10,446,800
895,093		PPL Corp	27,112,367
165,000		Public Service Enterprise Group, Inc	5,144,700
360,000		Questar Corp	8,362,800
477,000		Sempra Energy	35,798,850
174,903		UIL Holdings Corp	6,508,140
810,000		Xcel Energy, Inc	22,501,800

		TOTAL UTILITIES	346,669,089

		TOTAL COMMON STOCKS	3,414,200,778

		(Cost $2,715,808,779)

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 8.5%
TREASURY DEBT - 4.6%
$46,000,000		United States Treasury Bill	0.035%	02/07/13	$45,999,731
24,000,000		United States Treasury Bill	0.040	02/21/13	23,999,467
95,000,000		United States Treasury Bill	0.060 - 0.063	05/02/13	94,983,375

					164,982,573

GOVERNMENT AGENCY DEBT - 0.3%
10,000,000		Federal Home Loan Bank (FHLB)	0.040	02/13/13	9,999,867

					9,999,867

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
		TIAA-CREF Short Term Lending Portfolio of the State Street
131,470,185	a,c	Navigator Securities Lending Trust			131,470,185

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			131,470,185

		TOTAL SHORT-TERM INVESTMENTS			306,452,625

		(Cost $306,454,625)

		TOTAL INVESTMENTS - 103.1%			3,720,653,403
		(Cost $3,022,263,404)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%			(111,718,602)

		NET ASSETS - 100.0%			$3,608,934,801

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $128,976,273.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.1%
576,351		Dana Holding Corp	$9,267,724
73,600		Lear Corp	3,606,400
209,164	*	Tenneco, Inc	7,312,374

		TOTAL AUTOMOBILES & COMPONENTS	20,186,498

BANKS - 7.7%
289,408		Brookline Bancorp, Inc	2,549,684
10,700		Century Bancorp, Inc	356,631
155,100		Columbia Banking System, Inc	3,133,020
118,600		Community Bank System, Inc	3,368,240
324,200		CVB Financial Corp	3,566,200
53,401		Dime Community Bancshares	737,468
82,857	e	First Financial Bankshares, Inc	3,402,108
772,341	e	FirstMerit Corp	11,762,753
523,001		Home Loan Servicing Solutions Ltd	11,370,042
69,250		NBT Bancorp, Inc	1,436,245
212,490	*	Ocwen Financial Corp	8,280,735
165,871		Old National Bancorp	2,216,037
321,000		Oritani Financial Corp	4,859,940
272,500		PrivateBancorp, Inc	4,678,825
157,493		Prosperity Bancshares, Inc	7,104,509
166,284		Provident Financial Services, Inc	2,465,992
862,500	e	Radian Group, Inc	5,545,875
149,900	*	Signature Bank	11,082,107
950,403		Susquehanna Bancshares, Inc	10,853,602
198,015	*	SVB Financial Group	13,142,256
107,100	*	Texas Capital Bancshares, Inc	4,433,940
173,836		UMB Financial Corp	7,695,720
229,660		Umpqua Holdings Corp	2,902,902
258,400		Webster Financial Corp	5,749,400
205,527	e	Wintrust Financial Corp	7,618,886

		TOTAL BANKS	140,313,117

CAPITAL GOODS - 9.9%
17,600		A.O. Smith Corp	1,219,328
250,600		Acuity Brands, Inc	17,241,280
188,100		Alliant Techsystems, Inc	12,173,832
39,700		American Science & Engineering, Inc	2,682,926
45,269		Ampco-Pittsburgh Corp	833,855
259,200		Applied Industrial Technologies, Inc	11,394,432
159,846		Belden CDT, Inc	7,696,585
155,852		Brady Corp (Class A)	5,437,676
15,000	*	Chart Industries, Inc	992,850
168,700		Crane Co	8,482,236

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

84,290		Cubic Corp	$3,961,630
197,889		Curtiss-Wright Corp	7,054,743
72,431	*	DXP Enterprises, Inc	4,121,324
316,277	*	EnerSys	12,945,218
83,526		Franklin Electric Co, Inc	5,556,150
158,144		Granite Construction, Inc	5,750,116
221,500	*	Hexcel Corp	5,933,985
89,908	*	Kadant, Inc	2,415,828
101,510		LB Foster Co (Class A)	4,396,398
67,700	e	Lindsay Manufacturing Co	6,298,808
23,212	*	Middleby Corp	3,281,248
124,500	*	Moog, Inc (Class A)	5,453,100
59,400		MSC Industrial Direct Co (Class A)	4,699,728
121,300		Mueller Industries, Inc	6,472,568
340,167	*	NCI Building Systems, Inc	5,265,785
232,700	*	Oshkosh Truck Corp	9,117,186
113,496		Sauer-Danfoss, Inc	6,091,330
406,100	*	Taser International, Inc	3,399,057
151,300	*	Teledyne Technologies, Inc	10,327,738

		TOTAL CAPITAL GOODS	180,696,940

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
148,986	*	Acacia Research (Acacia Technologies)	3,803,612
93,703		Administaff, Inc	3,151,232
198,684	*	Advisory Board Co	10,774,633
125,562		Brink’s Co	3,744,259
95,900	*	Clean Harbors, Inc	5,331,081
344,400	*	Copart, Inc	12,367,404
133,809		Corporate Executive Board Co	6,705,169
69,357	*	Exponent, Inc	3,390,864
265,300		Healthcare Services Group	6,406,995
267,300	*	Korn/Ferry International	4,592,214
290,226		Rollins, Inc	7,174,387
336,553	*	Tetra Tech, Inc	9,645,609

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	77,087,459

CONSUMER DURABLES & APPAREL - 4.2%
350,179	*,e	Beazer Homes USA, Inc	6,590,369
534,300		Brunswick Corp	19,320,288
76,900	*	Carter’s, Inc	4,631,687
533,133	*	CROCS, Inc	7,922,356
247,432		Harman International Industries, Inc	11,080,005
170,600	*	iRobot Corp	3,903,328
143,400	*	Skechers U.S.A., Inc (Class A)	2,724,600
125,800	*	Steven Madden Ltd	5,796,864
89,780		True Religion Apparel, Inc	2,128,684
192,900	*,e	Tumi Holdings, Inc	4,338,321
113,700		Tupperware Corp	8,663,940

		TOTAL CONSUMER DURABLES & APPAREL	77,100,442

CONSUMER SERVICES - 4.5%
89,089		Ameristar Casinos, Inc	2,360,859

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,003,700	*,e	Boyd Gaming Corp	$7,035,937
57,500	*	Buffalo Wild Wings, Inc	4,229,125
84,600	*,e	Coinstar, Inc	4,304,448
161,900	*	Grand Canyon Education, Inc	3,862,934
427,400		Hillenbrand, Inc	10,578,150
100,006	*	Hyatt Hotels Corp	4,007,240
504,700	*	Krispy Kreme Doughnuts, Inc	6,561,100
465,300	*	MGM Mirage	5,941,881
221,100	*	Multimedia Games, Inc	3,745,434
12,400	*	Panera Bread Co (Class A)	1,981,644
145,894	*	Papa John’s International, Inc	8,184,653
473,816	*	Pinnacle Entertainment, Inc	7,367,839
493,600	*	SHFL Entertainment, Inc	7,305,280
146,600		Sotheby’s (Class A)	5,265,872

		TOTAL CONSUMER SERVICES	82,732,396

DIVERSIFIED FINANCIALS - 4.4%
648,900		Apollo Investment Corp	5,840,100
185,000	*,e	Financial Engines, Inc	6,153,100
126,900	e	Greenhill & Co, Inc	7,474,410
103,600	e	iShares Russell 2000 Index Fund	9,284,632
245,050		MarketAxess Holdings, Inc	9,265,340
263,422	*,e	PHH Corp	5,763,673
78,431	*	Piper Jaffray Cos	3,037,633
77,100	*	Portfolio Recovery Associates, Inc	8,245,845
744,600	e	Prospect Capital Corp	8,399,088
328,900		Solar Capital Ltd	8,311,303
225,600	*,e	Stifel Financial Corp	8,313,360

		TOTAL DIVERSIFIED FINANCIALS	80,088,484

ENERGY - 6.2%
186,800		Alon USA Energy, Inc	3,665,016
753,100	e	Arch Coal, Inc	5,362,072
227,522		Bristow Group, Inc	12,964,203
114,700		Cimarex Energy Co	7,324,742
171,913		Energy XXI Bermuda Ltd	5,384,315
228,481	*	EPL Oil & Gas, Inc	5,588,645
162,700	*	Gulfport Energy Corp	6,714,629
379,500	*	McDermott International, Inc	4,618,515
732,613		Penn Virginia Corp	3,142,910
175,837	*	Rosetta Resources, Inc	9,322,878
456,800	e	RPC, Inc	6,838,296
144,061	*	Stone Energy Corp	3,241,373
153,600	*	Swift Energy Co	2,314,752
198,462		Targa Resources Investments, Inc	11,979,166
646,729	*	Vaalco Energy, Inc	5,490,729
255,000		W&T Offshore, Inc	4,488,000
342,600	e	Western Refining, Inc	11,521,638
605,500	*	Willbros Group, Inc	3,959,970

		TOTAL ENERGY	113,921,849

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.8%
7,636,200	*	Rite Aid Corp	$12,217,920
20,040	*	United Natural Foods, Inc	1,081,759
45,532		Weis Markets, Inc	1,833,119

		TOTAL FOOD & STAPLES RETAILING	15,132,798

FOOD, BEVERAGE & TOBACCO - 2.0%
186,556	*,e	Annie’s, Inc	6,689,898
41,214	*,e	Boston Beer Co, Inc (Class A)	5,783,973
89,663		J&J Snack Foods Corp	6,110,533
187,000		Lance, Inc	4,755,410
252,900	e	Sanderson Farms, Inc	12,766,392

		TOTAL FOOD, BEVERAGE & TOBACCO	36,106,206

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
455,000	*,e	Accretive Health, Inc	5,874,050
208,300	*	Amedisys, Inc	2,316,296
65,518		Analogic Corp	4,991,816
139,095	*	Arthrocare Corp	5,067,231
101,814		Cantel Medical Corp	3,197,978
125,800	*	Centene Corp	5,429,528
98,534		Computer Programs & Systems, Inc	5,183,874
212,479	*,e	Cyberonics, Inc	9,213,089
121,012	*	Cynosure, Inc (Class A)	3,231,020
74,983	*	Magellan Health Services, Inc	3,846,628
349,200		Masimo Corp	7,088,760
200,654	*	Medidata Solutions, Inc	9,388,601
117,900	*	Molina Healthcare, Inc	3,384,909
56,668	*	MWI Veterinary Supply, Inc	6,364,383
139,570	*	Omnicell, Inc	2,205,206
74,086	*	Orthofix International NV	2,826,381
85,300	*	Sirona Dental Systems, Inc	5,669,891
350,100	*	Team Health Holdings, Inc	11,857,887
197,900	*	Thoratec Corp	7,229,287

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	104,366,815

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
235,818	e	Nu Skin Enterprises, Inc (Class A)	9,989,250
51,400	*,e	USANA Health Sciences, Inc	1,822,130

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,811,380

INSURANCE - 2.9%
72,500		Allied World Assurance Co Holdings Ltd	6,150,175
220,400		Aspen Insurance Holdings Ltd	7,517,844
795,581		Conseco, Inc	8,170,617
131,000		Employers Holdings, Inc	2,791,610
380,400		Fidelity National Title Group, Inc (Class A)	9,548,040
377,261		First American Financial Corp	9,012,765
139,984		Horace Mann Educators Corp	3,043,252
123,000		Platinum Underwriters Holdings Ltd	5,993,790

		TOTAL INSURANCE	52,228,093

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.8%
118,100		Balchem Corp	$4,416,940
264,200	*	Coeur d’Alene Mines Corp	5,733,140
4,761	*,e	Contango ORE, Inc	38,088
432,500	*,e	Flotek Industries, Inc	5,821,450
23,023		Haynes International, Inc	1,176,936
110,400		Kaiser Aluminum Corp	6,862,464
94,312		Koppers Holdings, Inc	3,825,295
54,178	*	Louisiana-Pacific Corp	1,052,678
71,400	*	LSB Industries, Inc	2,955,960
236,540		Minerals Technologies, Inc	9,785,660
34,100		NewMarket Corp	8,700,956
358,700	*,e	Resolute Forest Products	4,892,668
156,700	*	RTI International Metals, Inc	4,450,280
152,115		Schweitzer-Mauduit International, Inc	6,197,165
879,500	*	Stillwater Mining Co	11,838,070
353,977		Worthington Industries, Inc	9,727,288

		TOTAL MATERIALS	87,475,038

MEDIA - 1.2%
53,715		Arbitron, Inc	2,519,234
210,200	*	EW Scripps Co (Class A)	2,310,098
453,400		Interpublic Group of Cos, Inc	5,490,674
535,861	*	Journal Communications, Inc (Class A)	2,936,518
902,300	*	Live Nation, Inc	9,257,598

		TOTAL MEDIA	22,514,122

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.0%
298,500	*	Acorda Therapeutics, Inc	8,620,680
160,693	*	Alkermes plc	3,703,974
148,933	*	AMAG Pharmaceuticals, Inc	2,375,481
775,400	*	Array Biopharma, Inc	2,923,258
268,200	*	Auxilium Pharmaceuticals, Inc	4,934,880
300,800	*	Cepheid, Inc	10,894,976
229,203	*	Impax Laboratories, Inc	4,620,732
128,100	*,e	InterMune, Inc	1,261,785
50,460	*	Jazz Pharmaceuticals plc	2,845,439
370,223	*	Medicines Co	11,062,263
834,141	*,e	Orexigen Therapeutics, Inc	4,771,287
307,600	*	Parexel International Corp	10,412,260
99,200	*	Pharmacyclics, Inc	6,877,536
53,499	e	Questcor Pharmaceuticals, Inc	1,363,155
346,591	*	Santarus, Inc	4,630,456
402,700	*	Viropharma, Inc	10,735,982

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	92,034,144

REAL ESTATE - 8.4%
129,700		Acadia Realty Trust	3,390,358
309,696		Chesapeake Lodging Trust	6,612,010
221,800		DuPont Fabros Technology, Inc	5,243,352
138,411		Equity Lifestyle Properties, Inc	9,910,228
364,562		Extra Space Storage, Inc	14,524,150

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

154,323		Home Properties, Inc	$9,486,235
1,025,200		Lexington Corporate Properties Trust	11,277,200
179,263		LTC Properties, Inc	6,675,754
579,500		Omega Healthcare Investors, Inc	14,812,020
217,706		Post Properties, Inc	10,560,918
114,908		PS Business Parks, Inc	8,199,835
632,307		RLJ Lodging Trust	13,221,539
80,003		Saul Centers, Inc	3,420,128
168,253		Sovran Self Storage, Inc	10,976,826
391,000	d	Starwood Property Trust, Inc	10,025,240
1,269,643	*	Sunstone Hotel Investors, Inc	14,689,769

		TOTAL REAL ESTATE	153,025,562

RETAILING - 3.2%
120,700		Abercrombie & Fitch Co (Class A)	6,035,000
292,770	*	Ann Taylor Stores Corp	9,029,027
378,000	*	Express Parent LLC	6,947,640
302,200	*,e	Francesca’s Holdings Corp	8,582,480
132,200	e	GameStop Corp (Class A)	3,067,040
3,181,800	*	Office Depot, Inc	13,777,194
45,697		Pier 1 Imports, Inc	991,168
258,823	*	Select Comfort Corp	5,699,282
86,200	*	TripAdvisor, Inc	3,989,336

		TOTAL RETAILING	58,118,167

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
227,600	*	Cavium Networks, Inc	7,610,944
676,724	*	Entegris, Inc	6,672,499
811,500	*	Entropic Communications, Inc	4,252,260
391,500	*	Integrated Device Technology, Inc	2,830,545
166,225		MKS Instruments, Inc	4,621,055
896,617	*	Rambus, Inc	4,895,529
1,423,900	*	RF Micro Devices, Inc	7,119,500
308,642	*	Rudolph Technologies, Inc	4,163,580
851,100	*	Silicon Image, Inc	4,127,835
558,100	*	Teradyne, Inc	9,018,896
239,683		Tessera Technologies, Inc	4,206,437
197,300	*	Ultratech, Inc	8,036,029
211,100	*	Volterra Semiconductor Corp	3,470,484

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	71,025,593

SOFTWARE & SERVICES - 9.0%
398,909	*	Aspen Technology, Inc	12,206,615
167,036	*	Blucora, Inc	2,482,155
187,612	*	Brightcove, Inc	1,579,693
317,700	*	Cadence Design Systems, Inc	4,425,561
224,424	*	Commvault Systems, Inc	17,220,054
180,600		Computer Sciences Corp	7,549,080
239,515	*	Cornerstone OnDemand, Inc	7,827,350
89,943		DST Systems, Inc	6,020,784
157,667	*	Euronet Worldwide, Inc	3,858,112
151,200	*,e	ExactTarget, Inc	3,324,888

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

190,300	*	Gartner, Inc	$9,802,353
134,400		Global Payments, Inc	6,620,544
152,400	*	Guidewire Software, Inc	5,047,488
213,800		Heartland Payment Systems, Inc	6,790,288
36,900		IAC/InterActiveCorp	1,522,125
125,100	*	Infoblox, Inc	2,358,135
197,700	*,e	Jive Software, Inc	3,030,741
17,200	*	LinkedIn Corp	2,129,188
173,585	*	Manhattan Associates, Inc	11,892,308
246,326		MAXIMUS, Inc	16,890,574
473,900	*,e	Monster Worldwide, Inc	2,748,620
374,600	*	QLIK Technologies, Inc	8,319,866
44,200	*	Sourcefire, Inc	1,882,920
185,690	*	SYKES Enterprises, Inc	2,989,609
102,300		Syntel, Inc	5,963,067
768,234	*	TiVo, Inc	10,248,242

		TOTAL SOFTWARE & SERVICES	164,730,360

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
135,800	e	Adtran, Inc	2,743,160
119,512	*	Agilysys, Inc	1,017,047
479,100	*	Arris Group, Inc	7,914,732
488,100	*,e	Aruba Networks, Inc	11,245,824
360,100	*	Avid Technology, Inc	2,664,740
324,700	*	Brocade Communications Systems, Inc	1,857,284
466,900	*	Calix Networks, Inc	3,800,566
66,675		Cognex Corp	2,644,331
238,868	*	Datalink Corp	2,099,650
351,800	*,e	InvenSense, Inc	5,136,280
287,600	*	Ixia	5,461,524
91,300		Littelfuse, Inc	5,844,113
45,400		Loral Space & Communications, Inc	2,664,526
56,664	*	OSI Systems, Inc	3,085,921
91,462		Plantronics, Inc	3,760,917
161,757	*	Plexus Corp	4,128,039
183,000	*	Procera Networks, Inc	3,079,890
649,500	*	QLogic Corp	7,501,725
245,500	*	Riverbed Technology, Inc	4,762,700
182,112	*	Synaptics, Inc	6,388,489

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	87,801,458

TELECOMMUNICATION SERVICES - 0.3%
760,100	*	8x8, Inc	5,031,862

		TOTAL TELECOMMUNICATION SERVICES	5,031,862

TRANSPORTATION - 1.9%
274,576	*	Alaska Air Group, Inc	12,666,191
60,228		Amerco, Inc	8,098,257
184,900		Forward Air Corp	6,861,639
43,586	*	Old Dominion Freight Line	1,624,886
407,800	*	Swift Transportation Co, Inc	5,570,548

		TOTAL TRANSPORTATION	34,821,521

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 2.9%
140,800		American States Water Co			$7,117,440
321,400		Black Hills Corp			12,968,490
114,412		El Paso Electric Co			3,854,540
307,487		Empire District Electric Co			6,521,799
177,375		Genie Energy Ltd			1,266,458
76,000		Laclede Group, Inc			3,033,920
105,261		Southwest Gas Corp			4,688,325
173,478		UNS Energy Corp			7,856,819
118,900		WGL Holdings, Inc			4,985,477

		TOTAL UTILITIES			52,293,268

		TOTAL COMMON STOCKS			1,820,643,572

		(Cost $1,550,252,637)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 11.2%
TREASURY DEBT - 0.5%
$10,000,000	d	United States Treasury Bill	0.060%	05/02/13	9,998,250

					9,998,250

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 10.7%
		TIAA-CREF Short Term Lending Portfolio of the State Street
195,278,430	a,c	Navigator Securities Lending Trust			195,278,430

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			195,278,430

		TOTAL SHORT-TERM INVESTMENTS			205,276,680

		(Cost $205,276,930)

		TOTAL INVESTMENTS - 110.8%			2,025,920,252
		(Cost $1,755,529,567)
		OTHER ASSETS & LIABILITIES, NET - (10.8)%			(196,691,933)

		NET ASSETS - 100.0%			$1,829,228,319

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $192,017,383.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.5%
28,405	*	American Axle & Manufacturing Holdings, Inc	$331,770
130		Autoliv, Inc	8,554
9,838	*	BorgWarner, Inc	729,783
678,940		Ford Motor Co	8,792,273
1,482	*	Fuel Systems Solutions, Inc	21,756
56,353		Harley-Davidson, Inc	2,954,024
181,374		Johnson Controls, Inc	5,638,918
8,602	*	Modine Manufacturing Co	72,945
3,240		Spartan Motors, Inc	18,371
11,051		Superior Industries International, Inc	224,004
26,269	*	Tenneco, Inc	918,364
2,340	*	Tesla Motors, Inc	87,773

		TOTAL AUTOMOBILES & COMPONENTS	19,798,535

BANKS - 3.2%
1,100		Associated Banc-Corp	15,697
6,558		Bank of Hawaii Corp	315,374
244,672		BB&T Corp	7,408,668
12,500		CapitalSource, Inc	101,375
1,470		Capitol Federal Financial	17,273
690		Cathay General Bancorp	13,393
12,824	*	Citizens Republic Bancorp, Inc	261,866
440		Columbia Banking System, Inc	8,888
37,430		Comerica, Inc	1,286,095
242		Commerce Bancshares, Inc	9,087
797		Community Bank System, Inc	22,635
2,109		Cullen/Frost Bankers, Inc	124,199
2,540		East West Bancorp, Inc	59,563
13,544		First Horizon National Corp	138,284
910		First Merchants Corp	13,696
574		First Niagara Financial Group, Inc	4,500
16,679	*	Flagstar Bancorp, Inc	262,361
1,130		FNB Corp	13,097
540		Glacier Bancorp, Inc	8,413
350		Hancock Holding Co	10,577
41,856		Hudson City Bancorp, Inc	357,869
36,850		Huntington Bancshares, Inc	256,476
281,026		Keycorp	2,641,644
36,474		M&T Bank Corp	3,745,515
1,341		MainSource Financial Group, Inc	18,506
5,010	*	MGIC Investment Corp	13,928
1,360		National Penn Bancshares, Inc	13,260
310		NBT Bancorp, Inc	6,429
40,135		New York Community Bancorp, Inc	535,802

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,640		Old National Bancorp	$48,630
120		Park National Corp	7,854
982		People’s United Financial, Inc	12,088
510	*	Pinnacle Financial Partners, Inc	10,950
132,788		PNC Financial Services Group, Inc	8,206,298
43,931	*	Popular, Inc	1,179,108
11,168		Provident Financial Services, Inc	165,621
224,282		Radian Group, Inc	1,442,133
322,449		Regions Financial Corp	2,508,653
1,440	*	Signature Bank	106,459
997		Susquehanna Bancshares, Inc	11,386
6,870	*	SVB Financial Group	455,962
429		TCF Financial Corp	5,860
870	*	Texas Capital Bancshares, Inc	36,018
350		Trustmark Corp	8,096
650		Umpqua Holdings Corp	8,216
324,830		US Bancorp	10,751,873
3,230		Webster Financial Corp	71,868
1,160	*	Western Alliance Bancorp	14,268
230		Wintrust Financial Corp	8,526
5,865		Zions Bancorporation	136,772

		TOTAL BANKS	42,881,109

CAPITAL GOODS - 8.2%
115,782		3M Co	11,641,880
2,889		A.O. Smith Corp	200,150
1,450		Acuity Brands, Inc	99,760
376	*	Aegion Corp	8,843
410	*	American Superconductor Corp	1,086
155,592		Ametek, Inc	6,377,716
2,075		Ampco-Pittsburgh Corp	38,221
1,211		Apogee Enterprises, Inc	29,609
286		Applied Industrial Technologies, Inc	12,573
12,937	*	ArvinMeritor, Inc	58,993
2,565		Astec Industries, Inc	90,596
26,180		Barnes Group, Inc	625,702
419	*	Beacon Roofing Supply, Inc	15,143
270		Brady Corp (Class A)	9,420
2,490		Briggs & Stratton Corp	59,088
16,964	*	Builders FirstSource, Inc	106,364
1,630	*	Chart Industries, Inc	107,890
218		Clarcor, Inc	11,000
3,420	*	Colfax Corp	152,566
50,550		Cummins, Inc	5,804,656
149,482		Danaher Corp	8,958,456
89,852		Deere & Co	8,451,479
16,301		Dover Corp	1,127,703
82,054		Eaton Corp	4,672,975
1,365		EMCOR Group, Inc	49,590
168,165		Emerson Electric Co	9,627,446
1,790	*	EnerSys	73,265
260	*	EnPro Industries, Inc	11,565

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300		ESCO Technologies, Inc	$12,351
600	*	Esterline Technologies Corp	39,834
50,373		Fastenal Co	2,502,531
90,702	*	FuelCell Energy, Inc	98,865
400		Gardner Denver, Inc	28,148
300		GATX Corp	14,205
267	*	General Cable Corp	8,976
10,483	*	Gibraltar Industries, Inc	182,090
300		Gorman-Rupp Co	9,117
9,601		Graco, Inc	549,177
6,640	*	GrafTech International Ltd	63,744
245		Granite Construction, Inc	8,908
1,410		H&E Equipment Services, Inc	27,185
910		Heico Corp	41,278
4,430	*	Hexcel Corp	118,680
3,902		Houston Wire & Cable Co	46,629
123,632		Illinois Tool Works, Inc	7,767,799
31,892		Ingersoll-Rand plc	1,638,930
1,400		Insteel Industries, Inc	21,224
880		Joy Global, Inc	55,590
1,785	*	Layne Christensen Co	40,466
7,468		LB Foster Co (Class A)	323,439
6,290		Lincoln Electric Holdings, Inc	339,220
110,669		Masco Corp	2,035,203
149	*	Middleby Corp	21,063
179		MSC Industrial Direct Co (Class A)	14,162
28,462	*	NCI Building Systems, Inc	440,592
34,972		Nordson Corp	2,364,807
39,004	*	Owens Corning, Inc	1,625,297
65,903		Paccar, Inc	3,101,395
10,326		Pall Corp	705,266
8,462		Parker Hannifin Corp	786,712
32,920		Pentair Ltd	1,668,386
10,719	*	Polypore International, Inc	413,646
41,728		Precision Castparts Corp	7,652,915
4,750		Quanex Building Products Corp	98,135
29,353	*	Quanta Services, Inc	850,356
22,632		Rockwell Automation, Inc	2,018,548
2,870		Rockwell Collins, Inc	168,986
12,415		Roper Industries, Inc	1,458,142
2,611	*	Rush Enterprises, Inc (Class A)	61,776
305		Sauer-Danfoss, Inc	16,369
259		Simpson Manufacturing Co, Inc	8,397
3,828		Snap-On, Inc	310,145
50,612	*	Spirit Aerosystems Holdings, Inc (Class A)	806,755
2,702		TAL International Group, Inc	113,214
19,621		Tennant Co	903,351
4,793		Timken Co	256,953
356	*	Trex Co, Inc	15,041
9,840	*	United Rentals, Inc	498,101
11,650	*	USG Corp	342,393
1,160		Valmont Industries, Inc	169,035

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

29,260		W.W. Grainger, Inc	$6,373,413
9,255	*	WABCO Holdings, Inc	579,918
145		Watsco, Inc	10,926
6,425	*	WESCO International, Inc	468,575
9,042		Westinghouse Air Brake Technologies Corp	846,512
2,729		Xylem, Inc	76,221

		TOTAL CAPITAL GOODS	109,642,827

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
540		ABM Industries, Inc	11,837
42,333	*	ACCO Brands Corp	352,634
40,288		Avery Dennison Corp	1,551,491
305		Brink’s Co	9,095
970		CDI Corp	16,509
1,690	*	Copart, Inc	60,688
1,360		Corporate Executive Board Co	68,150
650		Covanta Holding Corp	12,818
5,827		Deluxe Corp	214,375
19,898		Dun & Bradstreet Corp	1,622,483
4,720		Equifax, Inc	277,064
400		Heidrick & Struggles International, Inc	6,324
1,540		Herman Miller, Inc	38,038
5,092		HNI Corp	160,754
2,370	*	IHS, Inc (Class A)	243,873
1,660	*	Innerworkings, Inc	23,091
27,493		Iron Mountain, Inc	940,536
1,760		Kelly Services, Inc (Class A)	28,054
590		Knoll, Inc	9,782
690	*	Korn/Ferry International	11,854
6,156		Manpower, Inc	317,034
430	*	Mobile Mini, Inc	10,320
970	*	On Assignment, Inc	23,717
10,668		Pitney Bowes, Inc	153,726
3,910		R.R. Donnelley & Sons Co	35,972
37,979		Robert Half International, Inc	1,338,380
760		Schawk, Inc (Class A)	9,758
1,210		Steelcase, Inc (Class A)	16,492
10,180	*	Tetra Tech, Inc	291,759
109,995		Tyco International Ltd	3,325,149
290		United Stationers, Inc	9,669
457		Viad Corp	12,759
41,724		Waste Management, Inc	1,517,919

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,722,104

CONSUMER DURABLES & APPAREL - 1.0%
1,116		American Greetings Corp (Class A)	17,856
5,420		Callaway Golf Co	35,555
198		Columbia Sportswear Co	10,116
490		Ethan Allen Interiors, Inc	14,166
370	*	Hanesbrands, Inc	13,868
258		Hasbro, Inc	9,641
549	*	Iconix Brand Group, Inc	13,203

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

394	*	Maidenform Brands, Inc	$7,648
124,011		Mattel, Inc	4,666,534
2,300	*	Meritage Homes Corp	101,752
2,090	*	Mohawk Industries, Inc	212,469
4,860		Movado Group, Inc	177,682
123,484		Nike, Inc (Class B)	6,674,310
397		Pool Corp	18,191
6,790		Ryland Group, Inc	269,699
3,639	*	Sealy Corp	7,860
399	*	Tempur-Pedic International, Inc	15,545
353		True Religion Apparel, Inc	8,370
4,527		Tupperware Corp	344,957
6,576	*	Under Armour, Inc (Class A)	334,521
4,706	*	Unifi, Inc	63,531
5,591		VF Corp	825,120
193	*	Warnaco Group, Inc	14,129
105		Whirlpool Corp	12,115

		TOTAL CONSUMER DURABLES & APPAREL	13,868,838

CONSUMER SERVICES - 2.4%
9,927	*	AFC Enterprises	288,479
339	*	BJ’s Restaurants, Inc	10,838
1,289		Bob Evans Farms, Inc	57,064
6,640		Brinker International, Inc	217,394
2,070	*	Chipotle Mexican Grill, Inc (Class A)	635,511
24,847		Choice Hotels International, Inc	895,486
2,957	*	Coinstar, Inc	150,452
20,926		Darden Restaurants, Inc	973,059
320	*	DineEquity, Inc	23,443
5,070		Domino’s Pizza, Inc	236,110
1,850		Dunkin Brands Group, Inc	67,544
359	*	Jack in the Box, Inc	10,422
87,837		Marriott International, Inc (Class A)	3,511,723
144,126		McDonald’s Corp	13,733,767
725	*	Panera Bread Co (Class A)	115,862
258	*	Papa John’s International, Inc	14,474
6,160		Royal Caribbean Cruises Ltd	222,992
1,197	*	Ruby Tuesday, Inc	9,013
2,668	*	Sonic Corp	29,775
162,671		Starbucks Corp	9,129,096
32,325		Starwood Hotels & Resorts Worldwide, Inc	1,985,078
38		Strayer Education, Inc	2,162
460		Universal Technical Institute, Inc	5,198
190		Vail Resorts, Inc	10,041
5		Weight Watchers International, Inc	267

		TOTAL CONSUMER SERVICES	32,335,250

DIVERSIFIED FINANCIALS - 6.6%
56,735	*	American Capital Ltd	757,980
177,735		American Express Co	10,452,595
45,778		Ameriprise Financial, Inc	3,035,997
6,020		Ares Capital Corp	107,818

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

315,657		Bank of New York Mellon Corp	$8,573,244
36,325		BlackRock, Inc	8,582,871
143,229		Capital One Financial Corp	8,066,657
430		CBOE Holdings, Inc	14,568
337,762		Charles Schwab Corp	5,583,206
73,160		CME Group, Inc	4,231,574
280		Cohen & Steers, Inc	9,209
177,743		Discover Financial Services	6,823,554
860	*	E*Trade Financial Corp	9,125
3,778		Eaton Vance Corp	136,764
10,240		Evercore Partners, Inc (Class A)	392,397
54,818		Franklin Resources, Inc	7,503,488
350	*	Green Dot Corp	4,690
114		Greenhill & Co, Inc	6,715
21,977	*	IntercontinentalExchange, Inc	3,049,309
350	*	International Assets Holding Corp	6,132
121,178		Invesco Ltd	3,302,101
153	*	Investment Technology Group, Inc	1,548
12,576		Janus Capital Group, Inc	116,957
5,821		Legg Mason, Inc	160,951
7,399		Main Street Capital Corp	235,510
18,464		Nasdaq Stock Market, Inc	522,900
27,147	*	NewStar Financial, Inc	387,116
55,701		Northern Trust Corp	2,866,930
57,904		NYSE Euronext	2,001,741
4,200	*	PHH Corp	91,896
5,510		Prospect Capital Corp	62,153
3,216	*	Safeguard Scientifics, Inc	49,655
116,285		State Street Corp	6,471,260
5,430	*	SWS Group, Inc	35,784
69,141		T Rowe Price Group, Inc	4,940,124
1,690		Triangle Capital Corp	46,036

		TOTAL DIVERSIFIED FINANCIALS	88,640,555

ENERGY - 9.6%
6,789		Alon USA Energy, Inc	133,200
76,092		Apache Corp	6,373,466
4,126	*	Atwood Oceanics, Inc	217,729
3,600	*	Basic Energy Services, Inc	46,548
64,344	*	Cameron International Corp	4,073,619
5,698	*	Carrizo Oil & Gas, Inc	122,393
40,340	*	Cheniere Energy, Inc	856,418
24,081		Cimarex Energy Co	1,537,813
60,680	*	Clean Energy Fuels Corp	777,311
7,670	*	Comstock Resources, Inc	111,905
8,230	*	Concho Resources, Inc	750,741
3,267		Contango Oil & Gas Co	140,252
28,177	*	Continental Resources, Inc	2,342,072
49,244		Crosstex Energy, Inc	832,224
5,720	*	CVR Energy, Inc	336,050
29,620	*,m	CVR Energy, Inc (Contingent value right)	0
1,775	*	Dawson Geophysical Co	47,428

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,470		Delek US Holdings, Inc	$83,906
117,535	*	Denbury Resources, Inc	2,189,677
103,615	*	Devon Energy Corp	5,925,742
1,150		Energen Corp	55,361
68,091		EOG Resources, Inc	8,510,013
77,193		Equitable Resources, Inc	4,586,036
1,665	*	Exterran Holdings, Inc	38,695
73,847	*	FMC Technologies, Inc	3,496,655
1,752	*	Geospace Technologies Corp	157,960
15,881	*	Goodrich Petroleum Corp	157,857
4,242		Gulf Island Fabrication, Inc	98,499
38,130	*	Hercules Offshore, Inc	250,895
87,323		Hess Corp	5,864,613
37,039	*	Hornbeck Offshore Services, Inc	1,363,406
11,291	*	ION Geophysical Corp	76,779
3,543	*	Kinder Morgan Management LLC	292,163
92,562	*	Kodiak Oil & Gas Corp	851,570
180,785		Marathon Oil Corp	6,076,184
108,868		Marathon Petroleum Corp	8,079,095
2,100	*	Matrix Service Co	29,988
113,336		National Oilwell Varco, Inc	8,402,731
1,625	*	Natural Gas Services Group, Inc	29,559
26,729	*	Newfield Exploration Co	788,505
1,410	*	Newpark Resources, Inc	12,154
42,986		Noble Corp	1,740,933
71,543		Noble Energy, Inc	7,711,620
11,580	*	Northern Oil And Gas, Inc	191,533
7,740	*	Oasis Petroleum, Inc	277,711
10,568		Oceaneering International, Inc	668,003
7,282	*	Oil States International, Inc	564,937
21,171	*	Parker Drilling Co	118,981
8,658	*	PDC Energy, Inc	320,606
15,633	*	Petroquest Energy, Inc	80,354
85,131		Phillips 66	5,156,385
16,450	*	Pioneer Energy Services Corp	124,691
48,980		Pioneer Natural Resources Co	5,757,109
11,600	*	Plains Exploration & Production Co	553,900
67,191		Questar Market Resources, Inc	1,972,056
31,505	*	Quicksilver Resources, Inc	86,324
36,008		Range Resources Corp	2,418,657
434,359		Rentech, Inc	1,333,482
11,132	*	Rex Energy Corp	146,163
79		SEACOR Holdings, Inc	7,187
81,968	*	Southwestern Energy Co	2,811,502
230,041		Spectra Energy Corp	6,390,539
28,186		St. Mary Land & Exploration Co	1,639,298
21,362	*	Superior Energy Services	533,409
520	*	Tesco Corp	6,287
1,060	*	Tetra Technologies, Inc	9,010
18,885	*	Ultra Petroleum Corp	344,085
11,063	*	Unit Corp	532,462
27,670	*	Vantage Drilling Co	51,743

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

224,774	*	Weatherford International Ltd	$3,000,733
75,639		Western Refining, Inc	2,543,740
32,812	*	Whiting Petroleum Corp	1,561,195
2,400	*	Willbros Group, Inc	15,696
108,480		Williams Cos, Inc	3,802,224

		TOTAL ENERGY	128,589,767

FOOD & STAPLES RETAILING - 0.9%
258		Casey’s General Stores, Inc	14,120
278		Harris Teeter Supermarkets, Inc	11,534
89,450		Kroger Co	2,477,765
970		Pricesmart, Inc	74,700
72,335		Safeway, Inc	1,392,449
3,786		Spartan Stores, Inc	61,485
188,572		Sysco Corp	5,990,932
22,541		Whole Foods Market, Inc	2,169,571

		TOTAL FOOD & STAPLES RETAILING	12,192,556

FOOD, BEVERAGE & TOBACCO - 3.9%
3,010		Bunge Ltd	239,777
77,129		Campbell Soup Co	2,831,406
31,350		ConAgra Foods, Inc	1,024,832
5,840	*	Darling International, Inc	98,521
201		Diamond Foods, Inc	2,870
8,100		Dr Pepper Snapple Group, Inc	365,067
3,090		Flowers Foods, Inc	83,059
188,881		General Mills, Inc	7,921,669
16,519	*	Green Mountain Coffee Roasters, Inc	752,110
106,531		H.J. Heinz Co	6,458,975
1,900	*	Hain Celestial Group, Inc	108,281
5,246		Hormel Foods Corp	181,564
9,599		J.M. Smucker Co	850,759
119,933		Kellogg Co	7,016,080
6,572		McCormick & Co, Inc	409,764
18,320		Mead Johnson Nutrition Co	1,392,320
285,663		Mondelez International, Inc	7,938,575
207,402		PepsiCo, Inc	15,109,236
2,194		Tootsie Roll Industries, Inc	59,457
674	*	TreeHouse Foods, Inc	35,675

		TOTAL FOOD, BEVERAGE & TOBACCO	52,879,997

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
214,428		Abbott Laboratories	7,264,821
108,604		Aetna, Inc	5,237,971
2,290	*	Align Technology, Inc	71,814
2,141	*	Amsurg Corp	66,821
129,682		Baxter International, Inc	8,797,627
77,720		Becton Dickinson & Co	6,531,589
13,374	*	Centene Corp	577,222
430		Chemed Corp	32,486
44,993		Cigna Corp	2,624,892
740	*	Cyberonics, Inc	32,086

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,030		Dentsply International, Inc	$43,013
3,900	*	Edwards Lifesciences Corp	350,727
1,539	*	Greatbatch, Inc	40,845
300	*	Haemonetics Corp	12,582
1,033	*	Health Management Associates, Inc (Class A)	10,784
4,547	*	Henry Schein, Inc	392,588
15,912		Hill-Rom Holdings, Inc	527,960
2,640	*	HMS Holdings Corp	71,966
28,817		Humana, Inc	2,142,832
1,185	*	ICU Medical, Inc	71,633
10,881	*	Idexx Laboratories, Inc	1,035,980
240	*	Integra LifeSciences Holdings Corp	10,116
670		Invacare Corp	10,539
14,895	*	Inverness Medical Innovations, Inc	316,668
14,054	*	LifePoint Hospitals, Inc	614,300
2,510	*	MAKO Surgical Corp	29,091
360		Masimo Corp	7,308
343	*	MedAssets, Inc	6,706
216,208		Medtronic, Inc	10,075,293
12,987	*	Molina Healthcare, Inc	372,857
2,081	*	MWI Veterinary Supply, Inc	233,717
620	*	Omnicell, Inc	9,796
665		Owens & Minor, Inc	20,356
718	*	Palomar Medical Technologies, Inc	7,015
20,754		Patterson Cos, Inc	749,842
510	*	PSS World Medical, Inc	14,754
240		Quality Systems, Inc	4,378
9,286		Resmed, Inc	406,727
9,210		STERIS Corp	347,493
105,084		WellPoint, Inc	6,811,545

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	55,986,740

HOUSEHOLD & PERSONAL PRODUCTS - 3.5%
8,994		Clorox Co	705,219
91,968		Colgate-Palmolive Co	9,874,604
61,983		Estee Lauder Cos (Class A)	3,776,624
6,280		Herbalife Ltd	228,090
97,034		Kimberly-Clark Corp	8,685,513
6,752	*	Medifast, Inc	165,627
4,949		Nu Skin Enterprises, Inc (Class A)	209,640
302,656		Procter & Gamble Co	22,747,625

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	46,392,942

INSURANCE - 5.8%
95,911		ACE Ltd	8,184,086
146,475		Aflac, Inc	7,771,964
1,188		Amtrust Financial Services, Inc	39,489
12,792	*	Arch Capital Group Ltd	593,805
3,437		Arthur J. Gallagher & Co	126,997
28,824		Aspen Insurance Holdings Ltd	983,187
8,975		Assurant, Inc	343,204
6,698		Axis Capital Holdings Ltd	256,332

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

204,529	*	Berkshire Hathaway, Inc (Class B)	$19,824,996
92,341		Chubb Corp	7,415,906
104,698		Cincinnati Financial Corp	4,443,383
476		Employers Holdings, Inc	10,144
730		First American Financial Corp	17,440
139,331	*	Genworth Financial, Inc (Class A)	1,277,665
400		Kemper Corp	13,324
1,921	*	Markel Corp	914,646
15,640		Marsh & McLennan Cos, Inc	554,907
990		Meadowbrook Insurance Group, Inc	6,207
28,520		Montpelier Re Holdings Ltd	695,318
14,681	*	National Financial Partners Corp	258,532
139	*	Navigators Group, Inc	7,538
3,154		PartnerRe Ltd	276,574
6,421	*	Phoenix Cos, Inc	174,523
9,675		Platinum Underwriters Holdings Ltd	471,463
480		Primerica, Inc	15,782
84,196		Principal Financial Group	2,610,918
220,247		Progressive Corp	4,953,355
10,305		Protective Life Corp	326,050
124,280		Prudential Financial, Inc	7,193,326
200		Reinsurance Group of America, Inc (Class A)	11,478
830		RenaissanceRe Holdings Ltd	71,081
139		RLI Corp	9,592
179		Safety Insurance Group, Inc	8,594
5,892		SeaBright Insurance Holdings, Inc	65,342
476		Selective Insurance Group, Inc	9,763
2,787		Stewart Information Services Corp	74,023
105,792		Travelers Cos, Inc	8,300,440

		TOTAL INSURANCE	78,311,374

MATERIALS - 4.8%
74,421		Air Products & Chemicals, Inc	6,506,628
207,534		Alcoa, Inc	1,834,600
6,680		Allegheny Technologies, Inc	211,422
36,366	*	Allied Nevada Gold Corp	861,510
30,523		AMCOL International Corp	901,344
5,841		Aptargroup, Inc	300,987
16,042		Ball Corp	714,190
3,041		Bemis Co, Inc	108,503
4,610		Boise, Inc	38,032
14,101		Buckeye Technologies, Inc	405,404
2,310		Carpenter Technology Corp	120,882
10,970		Celanese Corp (Series A)	514,274
1,826	*	Clearwater Paper Corp	82,736
50,809		Cleveland-Cliffs, Inc	1,895,684
32,303		Commercial Metals Co	537,845
3,735		Compass Minerals International, Inc	269,107
1,381		Domtar Corp	114,941
9,448		Eastman Chemical Co	672,225
98,552		Ecolab, Inc	7,135,165
2,950	*	Ferro Corp	15,045

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,960	*	Flotek Industries, Inc	$120,602
20,610	*	General Moly, Inc	76,051
530		Globe Specialty Metals, Inc	8,035
22,724		H.B. Fuller Co	888,054
6,274		Innophos Holdings, Inc	317,276
2,468		International Flavors & Fragrances, Inc	173,821
57,254		International Paper Co	2,371,461
510	*	Kraton Polymers LLC	13,387
2,950		Kronos Worldwide, Inc	57,200
1,240	*	Landec Corp	14,632
38,486	*	Louisiana-Pacific Corp	747,783
132,426		LyondellBasell Industries AF S.C.A	8,398,457
702	*	McEwen Mining, Inc	2,197
50,346		MeadWestvaco Corp	1,578,347
11,078		Minerals Technologies, Inc	458,297
8,815	*	Molycorp, Inc	65,055
420		Neenah Paper, Inc	12,995
126,477		Nucor Corp	5,819,207
280	*	OM Group, Inc	7,734
6,320	*	Omnova Solutions, Inc	51,698
14,460	*	Owens-Illinois, Inc	344,148
3,500		PolyOne Corp	76,440
74,691		Praxair, Inc	8,243,646
274		Quaker Chemical Corp	15,664
1,576		Rock-Tenn Co (Class A)	124,425
4,580		Rockwood Holdings, Inc	250,663
34,475		Royal Gold, Inc	2,574,248
2,025		Sealed Air Corp	37,908
4,870		Sherwin-Williams Co	789,622
49,805		Sigma-Aldrich Corp	3,851,421
840		Stepan Co	49,274
18,018	*	Stillwater Mining Co	242,522
5,850	*	SunCoke Energy, Inc	96,993
14,580		Tredegar Corp	332,570
14,866		Valspar Corp	985,318
1,674		Wausau Paper Corp	16,188
3,730		Westlake Chemical Corp	342,638
70,220		Worthington Industries, Inc	1,929,646

		TOTAL MATERIALS	64,726,147

MEDIA - 3.0%
524		Arbitron, Inc	24,576
43,727		Cablevision Systems Corp (Class A)	640,163
8,053		Cinemark Holdings, Inc	226,611
3,490		Clear Channel Outdoor Holdings, Inc (Class A)	26,175
15,472	*	Digital Generation, Inc	154,875
102,328	*	Discovery Communications, Inc (Class A)	7,099,517
13,888	*	Discovery Communications, Inc (Class C)	884,804
9,292	*	DreamWorks Animation SKG, Inc (Class A)	161,774
4,606		Fisher Communications, Inc	163,421
2,205		John Wiley & Sons, Inc (Class A)	84,451
70,005	*	Journal Communications, Inc (Class A)	383,627

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

69,861	*	Liberty Global, Inc (Class A)	$4,770,808
2,570	*	Liberty Global, Inc (Series C)	163,863
16,314	*	Liberty Media Corp	1,819,174
2,535		Martha Stewart Living Omnimedia, Inc (Class A)	7,377
30,394	*	McClatchy Co (Class A)	88,750
51,302	*	New York Times Co (Class A)	454,536
320		Scholastic Corp	9,491
4,280		Scripps Networks Interactive (Class A)	264,376
83,496		Time Warner Cable, Inc	7,459,533
184,426		Time Warner, Inc	9,317,201
13,692		Valassis Communications, Inc	384,198
84,900		Virgin Media, Inc	3,344,211
4,597		Washington Post Co (Class B)	1,772,971

		TOTAL MEDIA	39,706,483

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
3,635	*	Affymetrix, Inc	13,777
88,793		Agilent Technologies, Inc	3,976,150
29,480	*	Akorn, Inc	385,893
125,363	*	Ariad Pharmaceuticals, Inc	2,492,216
3,100	*	Auxilium Pharmaceuticals, Inc	57,040
57,647	*	Biogen Idec, Inc	8,997,544
80	*	Bio-Rad Laboratories, Inc (Class A)	9,103
305,800		Bristol-Myers Squibb Co	11,051,612
26,442	*	Cambrex Corp	310,693
13,866	*	Cepheid, Inc	502,226
31,345	*	Endo Pharmaceuticals Holdings, Inc	992,383
38,138	*	Geron Corp	60,258
268,914	*	Gilead Sciences, Inc	10,608,657
870	*	Immunogen, Inc	12,458
28,828	*	Incyte Corp	529,859
299,923		Johnson & Johnson	22,170,308
35,017	*	Life Technologies Corp	2,265,250
376,593		Merck & Co, Inc	16,287,647
53,459	*	Nektar Therapeutics	458,144
16,998	*	Neurocrine Biosciences, Inc	154,002
7,182	*	Onyx Pharmaceuticals, Inc	556,749
42,156		PDL BioPharma, Inc	290,033
3,690		PerkinElmer, Inc	130,036
20,322	*	Salix Pharmaceuticals Ltd	973,424
22,461	*	Sangamo Biosciences, Inc	214,952
46,274	*	Synta Pharmaceuticals Corp	518,269
1,397		Techne Corp	100,137
540	*	Theravance, Inc	12,015
3,980	*	United Therapeutics Corp	214,482
12,448	*	Vertex Pharmaceuticals, Inc	557,421
380	*	Viropharma, Inc	10,131
39,971	*	Vivus, Inc	484,049
14,680	*	Waters Corp	1,344,248
10,913	*	Xenoport, Inc	91,560

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	86,832,726

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.7%
5,017		American Campus Communities, Inc	$233,642
105,619		American Tower Corp	8,042,887
317,810		Annaly Capital Management, Inc	4,725,835
28,904		Boston Properties, Inc	3,043,013
46,144	*	CBRE Group, Inc	995,787
560		Colonial Properties Trust	12,270
4,441		Douglas Emmett, Inc	103,564
34,447		Duke Realty Corp	530,828
210		EastGroup Properties, Inc	11,768
515		Equity One, Inc	11,644
3,961		Federal Realty Investment Trust	419,272
62,649	*	First Industrial Realty Trust, Inc	981,710
1,693	*	Forest City Enterprises, Inc (Class A)	28,629
540		Franklin Street Properties Corp	7,020
127,745		HCP, Inc	5,926,091
25,174		Health Care REIT, Inc	1,581,934
2,950		Healthcare Realty Trust, Inc	75,166
169,674		Host Marriott Corp	2,848,826
8		Jones Lang LaSalle, Inc	737
266		Kilroy Realty Corp	13,273
3,363		LaSalle Hotel Properties	91,810
8,916		Liberty Property Trust	349,240
13,708		Macerich Co	818,642
873		Medical Properties Trust, Inc	11,742
3,160		Mid-America Apartment Communities, Inc	206,569
540		Piedmont Office Realty Trust, Inc	10,438
3,580		Post Properties, Inc	173,666
77,308		Prologis, Inc	3,084,589
140		PS Business Parks, Inc	9,990
64,892		RAIT Investment Trust	447,106
460		Regency Centers Corp	22,922
21,915		Ryman Hospitality Properties	875,942
60,464		Simon Property Group, Inc	9,685,124
23,440		Ventas, Inc	1,553,838
35,388		Vornado Realty Trust	2,988,870
297		Washington Real Estate Investment Trust	8,459

		TOTAL REAL ESTATE	49,932,843

RETAILING - 4.5%
312		Aaron’s, Inc	9,251
3,793		Advance Auto Parts, Inc	278,861
30,005		American Eagle Outfitters, Inc	606,401
7,183	*	Ann Taylor Stores Corp	221,524
11,795	*	Autozone, Inc	4,360,612
2,420	*	Barnes & Noble, Inc	32,283
51,550	*	Bed Bath & Beyond, Inc	3,025,985
16,183		Best Buy Co, Inc	263,136
820		Big 5 Sporting Goods Corp	11,373
160	*	Blue Nile, Inc	5,358
250		Buckle, Inc	11,695
2,000	*	Cabela’s, Inc	103,240

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18,674	*	Carmax, Inc	$736,129
9		Chico’s FAS, Inc	161
550	*	Express Parent LLC	10,109
15,376		Foot Locker, Inc	528,166
2		GameStop Corp (Class A)	46
120,531		Gap, Inc	3,938,953
70,894		Genuine Parts Co	4,822,919
8,830		GNC Holdings, Inc	317,350
7,844		HSN, Inc	467,502
11,364		JC Penney Co, Inc	231,030
62,147		Kohl’s Corp	2,876,785
175,370	*	Liberty Media Holding Corp (Interactive A)	3,728,366
2,000		Lithia Motors, Inc (Class A)	86,540
7,610	*	LKQ Corp	170,388
252,624		Lowe’s Companies, Inc	9,647,711
48,620		Macy’s, Inc	1,920,976
300		Men’s Wearhouse, Inc	9,105
19,391	*	New York & Co, Inc	75,819
16,075		Nordstrom, Inc	887,822
15,969	*	Office Depot, Inc	69,146
1,978	*	O’Reilly Automotive, Inc	183,262
8,760		Petsmart, Inc	572,992
10,219		Pier 1 Imports, Inc	221,650
4,030		Ross Stores, Inc	240,591
5,448	*	Sally Beauty Holdings, Inc	144,590
555		Shoe Carnival, Inc	11,361
1,960	*	Shutterfly, Inc	64,837
1,190		Signet Jewelers Ltd	74,470
137,166		Staples, Inc	1,848,998
2,017		Stein Mart, Inc	17,023
145,002		Target Corp	8,759,571
4,015		Tiffany & Co	263,986
187,994		TJX Companies, Inc	8,493,569
10,381	*	Tuesday Morning Corp	87,200
5		Williams-Sonoma, Inc	220

		TOTAL RETAILING	60,439,062

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
16,723	*	Advanced Energy Industries, Inc	256,698
31,751		Analog Devices, Inc	1,385,614
514,268		Applied Materials, Inc	6,639,200
1,470		Cabot Microelectronics Corp	54,331
5,850	*	Cirrus Logic, Inc	165,145
490	*	Diodes, Inc	9,320
28,539	*	Entegris, Inc	281,395
1,530	*	Integrated Device Technology, Inc	11,062
637,491		Intel Corp	13,412,811
430	*	International Rectifier Corp	8,381
622		IXYS Corp	5,996
5,200	*	Lam Research Corp	213,928
6,470	*	Lattice Semiconductor Corp	28,791
10,904	*	LTX-Credence Corp	66,951

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

761		Micrel, Inc	$7,922
4,210		Microchip Technology, Inc	140,825
145,307		Nvidia Corp	1,781,464
3,320	*	Omnivision Technologies, Inc	51,028
126,272	*	ON Semiconductor Corp	991,235
258		Power Integrations, Inc	9,649
18,114	*	RF Micro Devices, Inc	90,570
3,550	*	Rudolph Technologies, Inc	47,889
15,548	*	Sigma Designs, Inc	83,026
24,937	*	Skyworks Solutions, Inc	596,992
33,452	*	SunPower Corp	260,591
11,248	*	Teradyne, Inc	181,768
276,831		Texas Instruments, Inc	9,157,569
1,460	*	Triquint Semiconductor, Inc	7,665
2,380	*	Ultratech, Inc	96,937

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	36,044,753

SOFTWARE & SERVICES - 9.4%
130,740		Accenture plc	9,398,899
121,502	*	Adobe Systems, Inc	4,596,421
328	*	Advent Software, Inc	8,085
84,334		AOL, Inc	2,584,837
48,235	*	Autodesk, Inc	1,875,377
10,858	*	Blucora, Inc	161,350
27,980		Broadridge Financial Solutions, Inc	659,489
109,924		CA, Inc	2,728,314
1,110	*	Cadence Design Systems, Inc	15,462
47,460	*	Citrix Systems, Inc	3,472,174
102,945	*	Cognizant Technology Solutions Corp (Class A)	8,048,240
19,655	*	Compuware Corp	228,391
717		Convergys Corp	12,203
21,194		Earthlink, Inc	144,119
1,124		Factset Research Systems, Inc	103,992
380		Fair Isaac Corp	17,127
1,790	*	Fortinet, Inc	42,226
2,939		Global Payments, Inc	144,775
28,593	*	Google, Inc (Class A)	21,607,444
570	*	Higher One Holdings, Inc	6,002
20,706	*	Informatica Corp	766,329
116,870		International Business Machines Corp	23,732,791
96,854		Intuit, Inc	6,041,753
360		j2 Global, Inc	11,455
3,073	*	Knot, Inc	29,562
7,278	*	Liquidity Services, Inc	231,950
300	*	NetSuite, Inc	21,069
3,975	*	NeuStar, Inc (Class A)	179,432
24,762		NIC, Inc	403,621
2,681	*	Nuance Communications, Inc	64,478
1,360	*	OpenTable, Inc	71,658
476,326		Oracle Corp	16,914,336
44,752	*	Salesforce.com, Inc	7,703,162
2,065	*	Seachange International, Inc	23,025

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,310	*	SolarWinds, Inc	$125,710
1,976	*	SPS Commerce, Inc	76,886
222,179	*	Symantec Corp	4,836,837
5,470	*	Teradata Corp	364,630
2,810	*	Ultimate Software Group, Inc	285,327
1,550	*	Unisys Corp	34,426
4,120	*	Valueclick, Inc	84,336
390,215	*	Yahoo!, Inc	7,659,920

		TOTAL SOFTWARE & SERVICES	125,517,620

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
13,768	*	Acme Packet, Inc	332,773
330		Adtran, Inc	6,666
27,724	*	Aruba Networks, Inc	638,761
3,467	*	Avid Technology, Inc	25,656
1,524	*	Benchmark Electronics, Inc	26,761
910		Black Box Corp	21,321
54,492	*	Bookham, Inc	88,277
690	*	Calix Networks, Inc	5,617
713,524		Cisco Systems, Inc	14,677,189
980		Cognex Corp	38,867
180		Coherent, Inc	9,974
50,109		Corning, Inc	601,308
39,762	*	Cray, Inc	738,380
491,704		Dell, Inc	6,510,161
1,190	*	DTS, Inc	22,729
381,507	*	EMC Corp	9,388,887
1,110		FEI Co	67,666
22,521	*	Finisar Corp	349,075
13,898	*	Flextronics International Ltd	86,307
8,980	*	Fusion-io, Inc	156,970
341,958		Hewlett-Packard Co	5,645,727
17,236	*	Imation Corp	63,945
2,419	*	Infinera Corp	17,247
11,040	*	Ingram Micro, Inc (Class A)	200,707
5,777		InterDigital, Inc	250,664
7,022		IPG Photonics Corp	459,801
350	*	Itron, Inc	16,236
15,050		Jabil Circuit, Inc	284,595
14,044		Lexmark International, Inc (Class A)	337,899
212		Littelfuse, Inc	13,570
866		Molex, Inc	23,521
112,348		Motorola, Inc	6,560,000
417		National Instruments Corp	11,843
1,478	*	Netgear, Inc	51,893
14,946	*	Oplink Communications, Inc	251,840
500	*	OSI Systems, Inc	27,230
281	*	Plexus Corp	7,171
53,452	*	Power-One, Inc	214,877
197,145		Qualcomm, Inc	13,017,484
201,595	*	Quantum Corp	274,169
1,340	*	Rackable Systems, Inc	19,484

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

610	*	Rofin-Sinar Technologies, Inc	$15,634
270	*	Scansource, Inc	7,846
15,759	*	ShoreTel, Inc	67,606
12,046	*	STEC, Inc	60,953
3,009	*	Super Micro Computer, Inc	37,251
5,310	*	Synaptics, Inc	186,275
1,993	*	Tech Data Corp	101,464
3,218	*	TTM Technologies, Inc	25,647
2,515	*	Universal Display Corp	69,967
3,451	*	Vishay Precision Group, Inc	45,519
619,564		Xerox Corp	4,962,708

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	67,124,118

TELECOMMUNICATION SERVICES - 1.7%
191,032		CenturyTel, Inc	7,727,244
32,957	*	Cincinnati Bell, Inc	156,546
72,223	*	Crown Castle International Corp	5,093,166
382,747		Frontier Communications Corp	1,749,154
4,950	*	Iridium Communications, Inc	34,650
4,940	*	Level 3 Communications, Inc	117,671
7,710	*	SBA Communications Corp (Class A)	537,079
877,434	*	Sprint Nextel Corp	4,939,953
14,696	*	tw telecom inc (Class A)	406,050
1,645	*	US Cellular Corp	62,576
1,580		USA Mobility, Inc	18,265
5,170	*	Vonage Holdings Corp	13,494
209,253		Windstream Corp	2,038,124

		TOTAL TELECOMMUNICATION SERVICES	22,893,972

TRANSPORTATION - 2.1%
3,460	*	Alaska Air Group, Inc	159,610
158		Allegiant Travel Co	11,766
310		Arkansas Best Corp	3,261
6,700	*	Avis Budget Group, Inc	144,251
17,610		CH Robinson Worldwide, Inc	1,164,901
370		Con-Way, Inc	11,611
258,191		CSX Corp	5,687,948
8		Expeditors International of Washington, Inc	343
5,480	*	Hawaiian Holdings, Inc	31,620
436		Heartland Express, Inc	6,030
218		J.B. Hunt Transport Services, Inc	14,665
218	*	Kirby Corp	15,402
180		Landstar System, Inc	10,267
68,315		Norfolk Southern Corp	4,704,854
9		Ryder System, Inc	511
576	*	Saia, Inc	14,941
155,656		Southwest Airlines Co	1,744,904
37,860		Union Pacific Corp	4,977,075
119,589		United Parcel Service, Inc (Class B)	9,482,212

		TOTAL TRANSPORTATION	28,186,172

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 4.3%
3,940		American States Water Co			$199,167
3,470		American Water Works Co, Inc			132,832
36,709		Atmos Energy Corp			1,371,448
62,072	*	Calpine Corp			1,224,680
64,116		Centerpoint Energy, Inc			1,310,531
4,606		CH Energy Group, Inc			299,390
1,701		Chesapeake Utilities Corp			80,729
94,403		Cleco Corp			4,035,728
103,865		Consolidated Edison, Inc			5,907,841
510		Empire District Electric Co			10,817
77,348		Idacorp, Inc			3,589,721
2,130		Integrys Energy Group, Inc			116,490
3,471		ITC Holdings Corp			281,151
5,397		MDU Resources Group, Inc			125,858
12,624		MGE Energy, Inc			661,371
4,599		New Jersey Resources Corp			193,296
114,165		NextEra Energy, Inc			8,225,588
150,195		NiSource, Inc			4,059,771
80,422		Northeast Utilities			3,275,588
107,604		NV Energy, Inc			2,036,944
36,556		Oneok, Inc			1,718,498
290		Ormat Technologies, Inc			6,165
193,294		Pepco Holdings, Inc			3,773,099
117,442		PG&E Corp			5,007,727
47,283		Piedmont Natural Gas Co, Inc			1,501,708
3,050		Pinnacle West Capital Corp			162,809
1,330		PNM Resources, Inc			28,409
350		Portland General Electric Co			10,052
60,453		Sempra Energy			4,536,998
6,188		SJW Corp			167,819
15,377		South Jersey Industries, Inc			834,663
8,780		TECO Energy, Inc			156,021
270		UNS Energy Corp			12,228
1,260		Vectren Corp			39,766
4,760		Westar Energy, Inc			143,133
14,518		WGL Holdings, Inc			608,740
11,774		Wisconsin Energy Corp			464,249
24,571		Xcel Energy, Inc			682,582

		TOTAL UTILITIES			56,993,607

		TOTAL COMMON STOCKS			1,332,640,097

		(Cost $1,058,124,482)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.8%
TREASURY DEBT - 0.5%
$2,200,000		United States Treasury Bill	0.037%	02/28/13	2,199,939
4,500,000		United States Treasury Bill	0.062	04/18/13	4,499,429

					6,699,368

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT AGENCY DEBT - 0.3%
$3,575,000		Federal Home Loan Bank (FHLB)	0.040%	02/13/13	$3,574,952

					3,574,952

		TOTAL SHORT-TERM INVESTMENTS			10,274,320

		(Cost $10,274,302)

		TOTAL INVESTMENTS - 100.3%			1,342,914,417
		(Cost $1,068,398,784)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(4,120,014)

		NET ASSETS - 100.0%			$1,338,794,403

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY LINKED NOTES - 0.5%

GERMANY - 0.3%
$3,156,000	*	Deutsche Bank, Access Engineering Ltd	0.000%	09/23/22	$494,577
802,097	*	Deutsche Bank, John Keells	0.000	07/05/19	1,459,415

		TOTAL GERMANY			1,953,992

NIGERIA - 0.2%
13,671,230	*,m	Deutsche Bank, First Bank of Nigeria plc	0.000	04/04/18	1,640,548

		TOTAL NIGERIA			1,640,548

		TOTAL EQUITY LINKED NOTES			3,594,540

		(Cost $2,958,308)

SHARES		COMPANY

COMMON STOCKS - 97.7%

ARGENTINA - 0.2%
15,782	e	Mercadolibre, Inc			1,395,129

		TOTAL ARGENTINA			1,395,129

AUSTRALIA - 0.1%
294,352	e	Pan Australian Resources Ltd			908,839

		TOTAL AUSTRALIA			908,839

BRAZIL - 11.9%
84,100		Abril Educacao S.A.			1,850,213
178,800		Aliansce Shopping Centers S.A.			2,315,646
279,624		Banco Bradesco S.A. (Preference)			5,142,728
517,900		Banco Itau Holding Financeira S.A.			8,933,570
356,400		BM&F Bovespa S.A.			2,494,898
252,200		BR Malls Participacoes S.A.			3,264,979
122,848		BR Properties S.A.			1,594,708
230,792		Brazil Pharma S.A.			1,703,690
93,235		BTG Pactual Participations Ltd			1,603,585
34,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar			1,636,242
404,100		Cia de Concessoes Rodoviarias			4,170,164
114,400		Companhia Brasileira de Meios de Pagamento			3,238,329
141,300		Cosan SA Industria e Comercio			3,334,974
917,500		Forjas Taurus S.A. (Preference)			1,308,509
69,400		Gerdau S.A.			535,307
148,000		Iochpe-Maxion S.A.			1,939,790
179,900		Mills Estruturas e Servicos de			3,026,414
92,500		Multiplan Empreendimentos Imobiliarios S.A.			2,673,249

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

81,700		Perdigao S.A.	$1,794,540
696,045		Petroleo Brasileiro S.A.	6,347,241
216,300		Raia Drogasil S.A.	2,416,790
337,900		Randon Participacoes S.A.	1,993,786
171,000		Souza Cruz S.A.	2,829,462
127,100		Ultrapar Participacoes S.A.	3,063,086
557,000		Vale S.A.	11,231,092

		TOTAL BRAZIL	80,442,992

CAMBODIA - 0.4%
3,302,000		NagaCorp Ltd	2,606,022

		TOTAL CAMBODIA	2,606,022

CHILE - 1.1%
94,497,711		CorpBanca S.A.	1,359,419
5,461,007	*	Empresas La Polar S.A.	2,269,568
513,085		Parque Arauco S.A	1,395,654
220,913		SACI Falabella	2,564,443

		TOTAL CHILE	7,589,084

CHINA - 16.7%
2,220,000		Air China Ltd	1,903,887
745,500	e	Anhui Conch Cement Co Ltd	2,926,975
4,395,000		Bank of China Ltd	2,165,481
2,732,000		Beijing Capital International Airport Co Ltd	2,274,770
236,000		Beijing Enterprises Holdings Ltd	1,701,559
1,654,000	*	Brilliance China Automotive Holdings Ltd	2,220,508
1,597,200	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	2,173,912
11,411,090		China Construction Bank	9,843,556
2,193,000		China Liansu Group Holdings Ltd	1,549,143
1,643,400	e	China Metal Recycling Holdings Ltd	1,998,254
1,658,000		China Oilfield Services Ltd	3,589,789
1,682,000	e	China Overseas Land & Investment Ltd	5,216,743
819,400		China Pacific Insurance Group Co Ltd	3,202,137
1,596,000	e	China Unicom Ltd	2,553,936
6,142,000		Chongqing Machinery & Electric Co Ltd	1,069,111
5,038,000		Chongqing Rural Commercial Bank	2,996,930
4,536,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	2,240,078
2,618,000		CNOOC Ltd	5,387,541
4,728,000	*	Country Garden Holdings Co Ltd	2,519,154
2,545,000		CPMC Holdings Ltd	2,044,435
1,752,000		Dongfeng Motor Group Co Ltd	2,867,631
75,916	*	Home Inns & Hotels Management, Inc (ADR)	2,320,752
3,652,000		Huaneng Power International, Inc	3,764,243
16,591,834	e	Industrial & Commercial Bank of China	12,495,467
1,417,000	e	Intime Department Store Group Co Ltd	1,863,956
2,772,500	e	KWG Property Holding Ltd	2,103,939
3,196,000	e	Lenovo Group Ltd	3,328,976
132,097	*	Melco PBL Entertainment Macau Ltd (ADR)	2,768,753
475,500	e	An Insurance Group Co of China Ltd	4,266,258
48,366	*	Sina Corp	2,656,744

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

105,107		Spreadtrum Communications, Inc (ADR)	$1,629,158
254,400	e	Tencent Holdings Ltd	8,885,387
676,000		Xinao Gas Holdings Ltd	3,238,454
1,283,000	*	Yanlord Land Group Ltd	1,670,325

		TOTAL CHINA	113,437,942

COLOMBIA - 2.0%
34,686		Almacenes Exito S.A.	648,625
20,214,436		Bolsa de Valores de Colombia	343,851
386,159		Cementos Argos S.A.	2,379,495
270,321	*	Cemex Latam Holdings S.A.	2,040,262
1,289,711		Ecopetrol S.A.	4,104,329
157,774		Grupo Argos S.A.	2,077,693
72,494		Pacific Rubiales Energy Corp	1,690,455

		TOTAL COLOMBIA	13,284,710

CYPRUS - 0.4%
162,988		Globaltrans Investment plc (GDR)	2,526,314

		TOTAL CYPRUS	2,526,314

HONG KONG - 2.4%
616,600		AIA Group Ltd	2,452,906
22,290	*,m	Asia Pacific Investment Partners Limited	158,077
977,000		Belle International Holdings Ltd	2,172,979
751,000	*	CSOP FTSE China A50 ETF CNY RQFII	1,092,307
302,000	*	Far East Global Group Ltd	93,347
391,000	*	Galaxy Entertainment Group Ltd	1,761,919
6,664,000	e	GCL Poly Energy Holdings Ltd	1,821,227
351,000		iShares CSI 300 A-Share Index ETF	1,047,741
665,500		Lifestyle International Holdings Ltd	1,709,046
279,000		Luk Fook Holdings International Ltd	978,250
1,356,000		Techtronic Industries Co	2,748,960

		TOTAL HONG KONG	16,036,759

INDIA - 7.2%
319,719		Adani Enterprises Ltd	1,504,797
46,404		Apollo Hospitals Enterprise Ltd	704,659
731,074	*	Arvind Ltd	1,295,524
816,076	*	DEN Networks Ltd	3,490,070
114,574		Havells India Ltd	1,418,625
282,437		HDFC Bank Ltd	3,418,083
155,830		Housing Development Finance Corp	2,305,379
2,030,572	*	IBN18 Broadcast Ltd	1,277,245
147,299		ICICI Bank Ltd	3,289,417
638,247		ITC Ltd	3,691,210
158,592		Lupin Ltd	1,802,522
67,975		Maruti Udyog Ltd	2,022,296
345,377		Opto Circuits India Ltd	515,724
284,717	*	Phoenix Mills Ltd	1,455,970
355,790		Power Finance Corp Ltd	1,410,794
223,139		Reliance Industries Ltd	3,719,955
1,967,742	*	SpiceJet Ltd	1,748,439

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

37,520		Strides Arcolab Ltd	$765,107
234,743		Sun Pharmaceuticals Industries Ltd	3,170,657
148,694		Tata Consultancy Services Ltd	3,759,188
2,608,401	*	Unitech Ltd	1,802,946
63,981		UTI Bank Ltd	1,811,111
540,505	*	ZEE Telefilms Ltd	2,339,287

		TOTAL INDIA	48,719,005

INDONESIA - 3.6%
25,464,500		PT ACE Hardware Indonesia Tbk	1,989,055
2,582,000		PT Astra International Tbk	1,949,460
2,922,500		PT Bank Mandiri Persero Tbk	2,716,955
7,947,000	*	PT Bekasi Fajar Industrial Estate Tbk	596,006
3,775,000		PT Cardig Aero Services Tbk	271,304
340,000		PT Gudang Garam Tbk	1,810,305
1,043,000		PT Indocement Tunggal Prakarsa Tbk	2,329,284
2,614,000		PT International Nickel Indonesia Tbk	737,739
3,441,500		PT Jasa Marga Tbk	1,942,589
53,700,500	*	PT Kawasan Industri Jababeka Tbk	1,296,589
11,303,875		PT Lippo Karawaci Tbk	1,196,228
8,764,000	*	PT MNC Sky Vision Tbk	1,822,084
4,984,200		PT Modern Internasional Tbk	490,867
2,999,000		PT Sumber Alfaria Trijaya Tbk	1,631,899
4,942,000		PT Summarecon Agung Tbk	959,406
4,868,000		PT Surya Citra Media Tbk	1,189,650
2,782,000	*	Tower Bersama Infrastructure	1,684,964

		TOTAL INDONESIA	24,614,384

ITALY - 0.3%
220,800	e	Prada S.p.A	1,981,547

		TOTAL ITALY	1,981,547

JAPAN - 0.2%
30,200	e	Uni-Charm Corp	1,601,766

		TOTAL JAPAN	1,601,766

KOREA, REPUBLIC OF - 10.2%
88,680	*	Hynix Semiconductor, Inc	1,984,755
10,375		Hyundai Heavy Industries	2,048,590
18,037		Hyundai Motor Co	3,396,573
22,187		Hyundai Steel Co	1,689,863
36,166		KB Financial Group, Inc	1,287,471
10,381		LG Chem Ltd	2,904,667
5,227		LG Household & Health Care Ltd	2,912,288
103,030	*	LG.Philips LCD Co Ltd	2,766,709
4,687		Lotte Shopping Co Ltd	1,603,814
29,532		Samsung Electronics Co Ltd	39,290,376
4,704		Samsung Engineering Co Ltd	671,448
7,618		Samsung Fire & Marine Insurance Co Ltd	1,541,705
66,070		Samsung Heavy Industries Co Ltd	2,321,589
75,196		Shinhan Financial Group Co Ltd	2,825,172
12,361		SK Energy Co Ltd	1,947,949

		TOTAL KOREA, REPUBLIC OF	69,192,969

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

LUXEMBOURG - 0.3%
146,393		O’Key Group S.A. (GDR)	$1,734,757

		TOTAL LUXEMBOURG	1,734,757

MACAU - 0.5%
696,400		Sands China Ltd	3,514,297

		TOTAL MACAU	3,514,297

MALAYSIA - 0.3%
1,038,500		TM International BHD	2,105,935

		TOTAL MALAYSIA	2,105,935

MEXICO - 7.3%
1,781,000	e	Alfa S.A. de C.V. (Class A)	4,276,495
548,696	e	Alpek SAB de C.V.	1,362,829
1,265,406	*	Alsea SAB de C.V.	2,933,963
605,500		Bolsa Mexicana de Valores S.A. de C.V.	1,537,728
4,954,684	*,e	Cemex S.A. de C.V.	5,404,926
1,145,700		Compartamos SAB de C.V.	1,780,554
434,400	*	Credito Real SAB de C.V.	745,832
900,500		Fibra Uno Administracion S.A. de C.V.	2,821,632
552,700		Fomento Economico Mexicano S.A. de C.V.	5,967,957
971,100	*,e	Genomma Lab Internacional S.A. de C.V.	2,217,217
176,600	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,118,711
1,263,100	*	Grupo Famsa SAB de C.V.	1,721,605
733,680		Grupo Financiero Banorte S.A. de C.V.	5,058,887
66,175	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	1,029,021
680,500		Grupo Televisa S.A.	3,812,847
43,045		Industrias Penoles S.A. de C.V.	2,114,299
779,506	e	Mexichem SAB de C.V.	4,409,267

		TOTAL MEXICO	49,313,770

PERU - 1.5%
395,370		Alicorp S.A.	1,347,731
44,902		Bolsa de Valores de Lima S.A.	177,210
37,135		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,098,825
20,637		Credicorp Ltd (NY)	3,234,437
1,043,765		Ferreyros S.A.	997,524
329,713		Grana y Montero S.A.	1,384,169
21,387	*	Inretail Peru Corp	496,178
34,787		Intergroup Financial Services Corp	1,339,300

		TOTAL PERU	10,075,374

PHILIPPINES - 4.2%
2,371,000		Ayala Land, Inc	1,690,096
798,932	*	Banco de Oro Universal Bank	1,510,635
538,570		Bank of the Philippine Islands	1,325,924
4,281,800	*	Bloomberry Resorts Corp	1,372,365
43,293,023		Century Properties Group, Inc	2,160,129

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

651,550		DMCI Holdings, Inc	$880,797
81,610		GT Capital Holdings, Inc	1,381,061
975,640		International Container Term Services, Inc	1,824,987
1,240,843		JG Summit Holdings (Series B)	1,218,336
23,942,000		Megaworld Corp	1,982,539
11,601,000		Metro Pacific Investments Corp	1,485,392
827,129		Metropolitan Bank & Trust	2,143,458
62,760		Philippine Stock Exchange, Inc	709,588
2,400,900		Robinsons Land Corp	1,264,148
278,110		Security Bank Corp	1,187,935
113,660		Semirara Mining Corp	687,240
88,646		SM Investments Corp	2,073,007
4,427,875		SM Prime Holdings	1,907,963
687,570		Universal Robina	1,477,046

		TOTAL PHILIPPINES	28,282,646

POLAND - 0.4%
21,410		Powszechny Zaklad Ubezpieczen S.A.	2,821,846

		TOTAL POLAND	2,821,846

RUSSIA - 7.8%
63,319		Eurasia Drilling Co Ltd (GDR)	2,399,545
625,955		Gazprom OAO (ADR)	5,895,240
384,390		LSR Group OJSC (GDR)	1,927,716
112,551		LUKOIL (ADR)	7,589,253
116,156		Magnit OAO (GDR)	5,156,146
62,905		Mail.ru (GDR)	2,096,899
98,039		MMC Norilsk Nickel (ADR)	1,953,063
32,485		NovaTek OAO (GDR)	3,801,608
683,178		Rosneft Oil Co (GDR)	5,997,532
763,929		Sberbank of Russian Federation (ADR)	11,270,533
231,439		Surgutneftegaz (ADR)	2,399,266
86,222	*	Yandex NV	2,087,435

		TOTAL RUSSIA	52,574,236

SINGAPORE - 1.4%
1,412,000		Ezion Holdings Ltd	2,064,713
3,077,000		Golden Agri-Resources Ltd	1,581,088
256,000		Keppel Corp Ltd	2,378,659
997,000		Parkson Retail Asia Ltd	1,282,083
801,000		Petra Foods Ltd	2,501,859

		TOTAL SINGAPORE	9,808,402

SOUTH AFRICA - 3.4%
299,644	e	African Bank Investments Ltd	1,033,011
114,385		Aspen Pharmacare Holdings Ltd	2,106,269
49,815	e	Capitec Bank Holdings Ltd	1,069,260
97,161		Foschini Ltd	1,271,841
145,790		Imperial Holdings Ltd	3,174,208
141,977		MTN Group Ltd	2,777,871
101,861		Naspers Ltd (N Shares)	6,574,254
677,641		Sanlam Ltd	3,438,619

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

38,966		Sasol Ltd	$1,682,736

		TOTAL SOUTH AFRICA	23,128,069

TAIWAN - 5.2%
3,241,282		Advanced Semiconductor Engineering, Inc	2,616,175
1,558,013		Chinatrust Financial Holding Co	892,900
1,182,000		Chipbond Technology Corp	2,431,998
798,000		Far EasTone Telecommunications Co Ltd	2,030,329
74,410		Formosa International Hotels Corp	910,457
1,616,190		Hon Hai Precision Industry Co, Ltd	4,627,175
1,197,298		Mega Financial Holding Co Ltd	980,586
4,482,000		Taiwan Semiconductor Manufacturing Co Ltd	15,358,576
200,000		TPK Holding Co Ltd	3,446,634
1,252,000		WPG Holdings Co Ltd	1,686,965

		TOTAL TAIWAN	34,981,795

THAILAND - 2.8%
254,100		Advanced Info Service PCL	1,791,281
3,394,200		Amata Corp PCL (Foreign)	2,324,150
4,528,400	*	Asian Property Development PCL - NVDR	1,436,160
453,900		Bangkok Life Assurance PCL (ADR)	1,061,714
301,800		Kasikornbank PCL - NVDR	2,009,605
2,298,000		Krung Thai Bank PCL	1,780,141
3,986,110		Minor International PCL (Foreign)	3,341,809
10,066,400	*	Raimon Land PCL (ADR)	736,853
124,100		Siam Cement PCL (ADR)	1,847,665
386,400		Siam Commercial Bank PCL	2,320,296

		TOTAL THAILAND	18,649,674

TURKEY - 4.1%
303,946		Anadolu Hayat Emeklilik AS	867,181
197,229		Arcelik AS	1,289,628
303,649		Aselsan Elektronik Sanayi Ve Ticaret AS	1,407,086
105,937		Coca-Cola Icecek AS	2,575,822
1,075,455		Emlak Konut Gayrimenkul Yatiri	1,901,534
483,497		Enka Insaat ve Sanayi AS	1,451,844
430,126		Haci Omer Sabanci Holding AS	2,478,720
408,189		KOC Holding AS	2,129,940
68,118		Koza Altin Isletmeleri AS	1,676,589
1,295,764		Sinpas Gayrimenkul Yatirim Ortakligi AS	1,031,519
250,886		TAV Havalimanlari Holding AS	1,561,629
566,047	*	Turk Hava Yollari	2,102,767
44,202		Turk Traktor ve Ziraat Makineleri AS	1,244,024
789,957		Turkiye Garanti Bankasi AS	3,961,437
703,310	*	Yapi ve Kredi Bankasi	2,063,484

		TOTAL TURKEY	27,743,204

UKRAINE - 0.2%
100,839	*	MHP SA (GDR)	1,653,760

		TOTAL UKRAINE	1,653,760

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 1.3%
943,456	*	Afren plc	$2,149,068
69,036		SABMiller plc	3,399,013
132,137	e	Standard Chartered plc (Hong Kong)	3,484,133

		TOTAL UNITED KINGDOM	9,032,214

UNITED STATES - 0.3%
46,908		Southern Copper Corp (NY)	1,847,706

		TOTAL UNITED STATES	1,847,706

		TOTAL COMMON STOCKS	661,605,147

		(Cost $573,225,503)

PREFERRED STOCKS - 1.1%

BRAZIL - 1.1%
160,560		Ambev Cia De Bebidas Das	7,562,974

		TOTAL BRAZIL	7,562,974

PHILIPPINES - 0.0%
1,721,900	m	Ayala Land, Inc (Preferred B)	4,232

		TOTAL PHILIPPINES	4,232

		TOTAL PREFERRED STOCKS	7,567,206

		(Cost $5,722,434)

SHORT-TERM INVESTMENTS - 5.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.6%
		TIAA-CREF Short Term Lending Portfolio of the State Street
37,750,363	c	Navigator Securities Lending Trust	37,750,363

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	37,750,363

		TOTAL SHORT-TERM INVESTMENTS	37,750,363

		(Cost $37,750,363)

		TOTAL INVESTMENTS - 104.9%	710,517,256
		(Cost $619,656,608)
		OTHER ASSETS & LIABILITIES, NET - (4.9)%	(33,009,611)

		NET ASSETS - 100.0%	$677,507,645

		Abbreviation(s):
		ADR American Depositary Receipt
		ETF Exchange Traded Fund
		GDR Global Depositary Receipt
		NVDR Non Voting Depository Receipt

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,568,909.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$200,735,602	29.7%
INFORMATION TECHNOLOGY	105,107,835	15.5
CONSUMER DISCRETIONARY	86,749,829	12.8
ENERGY	70,091,598	10.3
INDUSTRIALS	65,202,639	9.6
CONSUMER STAPLES	58,131,148	8.6
MATERIALS	55,519,074	8.2
TELECOMMUNICATION SERVICES	12,944,316	1.9
HEALTH CARE	11,282,155	1.7
UTILITIES	7,002,697	1.0
SHORT - TERM INVESTMENTS	37,750,363	5.6
OTHER ASSETS & LIABILITIES, NET	(33,009,611)	(4.9)

NET ASSETS	$677,507,645	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 8.4%
178,300		Australia & New Zealand Banking Group Ltd	$4,952,068
224,810		BHP Billiton Ltd	8,842,227
271,203		Brambles Ltd	2,290,718
141,491		Coca-Cola Amatil Ltd	2,042,055
48,274		Commonwealth Bank of Australia	3,247,606
32,473		Computershare Ltd	355,131
47,219		CSL Ltd	2,702,963
7,959	e	Flight Centre Ltd	252,350
384,561	e	Iluka Resources Ltd	3,898,090
187,406		Lend Lease Corp Ltd	2,025,803
18,867		National Australia Bank Ltd	539,120
162,732		Origin Energy Ltd	2,137,842
816,420	e	SP AusNet	980,075
308,801		Sydney Airport	1,022,778
390,912		Tattersall’s Ltd	1,326,784
371,688		Telstra Corp Ltd	1,784,103
5,117		Wesfarmers Ltd	200,808
576,879		Westfield Group	6,732,134
447,553		Westpac Banking Corp	13,093,065
108,127		Woolworths Ltd	3,522,527
65,017		WorleyParsons Ltd	1,714,387

		TOTAL AUSTRALIA	63,662,634

AUSTRIA - 0.6%
14,334		Andritz AG.	943,017
65,644	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,208,852
12,142		OMV AG.	500,201
12,097		Raiffeisen International Bank Holding AG.	543,295

		TOTAL AUSTRIA	4,195,365

BELGIUM - 1.4%
55,124	e	Belgacom S.A.	1,682,570
99,104		InBev NV	8,720,020
6,626		Telenet Group Holding NV	313,538

		TOTAL BELGIUM	10,716,128

DENMARK - 0.9%
84		AP Moller - Maersk AS (Class A)	635,183
26,615		Novo Nordisk AS (Class B)	4,899,611
154,096		TDC AS	1,181,025

		TOTAL DENMARK	6,715,819

FINLAND - 1.1%
31,999		Kone Oyj (Class B)	2,639,762

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

110,853		Metso Oyj	$4,956,846
29,751		Orion Oyj (Class B)	830,315

		TOTAL FINLAND	8,426,923

FRANCE - 9.5%
120,409		Alstom RGPT	5,337,278
233,116		AXA S.A.	4,316,133
6,542		BNP Paribas	410,474
116,591		Cap Gemini S.A.	5,618,595
23,333		Casino Guichard Perrachon S.A.	2,284,986
55,155		CNP Assurances	911,836
35,364		Edenred	1,133,238
108,089		European Aeronautic Defence and Space Co	5,067,344
51,419		Gaz de France	1,054,795
91,084		Michelin (C.G.D.E.) (Class B)	8,471,137
114,949		Renault S.A.	6,928,475
126,792		Sanofi-Aventis	12,360,470
7,262		Societe BIC S.A.	977,148
20,626		Thales S.A.	742,807
131,388		Total S.A.	7,120,221
174,801		Vinci S.A.	8,898,006
6,787		Zodiac S.A.	743,045

		TOTAL FRANCE	72,375,988

GERMANY - 8.7%
51,908		Allianz AG.	7,427,365
14,199	e	Axel Springer AG.	663,362
132,730		BASF AG.	13,442,982
15,942		Bayer AG.	1,573,200
66,388		Continental AG.	7,791,338
49,914		Deutsche Lufthansa AG.	991,472
10,947		Deutsche Post AG.	257,056
33,684		Hannover Rueckversicherung AG.	2,719,336
34,189		Kabel Deutschland Holding AG.	2,770,300
52,618		Muenchener Rueckver AG.	9,663,590
39,999		ProSiebenSat.1 Media AG.	1,364,094
31,059		Salzgitter AG.	1,447,826
81,582		SAP AG.	6,690,319
19,527	e	Siemens AG.	2,139,447
71,008		Suedzucker AG.	3,037,384
27,533		United Internet AG.	640,138
16,057		Volkswagen AG.	3,709,271

		TOTAL GERMANY	66,328,480

HONG KONG - 3.2%
59,000		Cheung Kong Infrastructure Holdings Ltd	374,679
890,000	*,e	Galaxy Entertainment Group Ltd	4,010,505
39,100		Hang Seng Bank Ltd	640,273
298,000		Hong Kong Electric Holdings Ltd	2,582,082
15,200		MGM China Holdings Ltd	35,943
649,051		Sino Land Co	1,213,529
507,080		Sun Hung Kai Properties Ltd	8,330,723

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

650,000		Wharf Holdings Ltd	$5,741,695
209,000		Wheelock & Co Ltd	1,177,718

		TOTAL HONG KONG	24,107,147

IRELAND - 0.5%
257,564	e	James Hardie Industries NV	2,736,605
22,200		Ryanair Holdings plc (ADR)	864,690

		TOTAL IRELAND	3,601,295

ISRAEL - 0.5%
152,748	*	Bank Hapoalim Ltd	643,978
217,678		Bezeq Israeli Telecommunication Corp Ltd	255,100
540		Delek Group Ltd	133,391
34,299		Israel Chemicals Ltd	455,548
41		Israel Corp Ltd	28,058
5,224	*	Mellanox Technologies Ltd	265,324
56,689		Teva Pharmaceutical Industries Ltd	2,154,040

		TOTAL ISRAEL	3,935,439

ITALY - 2.0%
32,931		Autostrade S.p.A.	608,089
524,269		Enel S.p.A.	2,285,904
421,990		ENI S.p.A.	10,540,276
27,279		Fiat Industrial S.p.A.	351,057
26,541		Luxottica Group S.p.A.	1,224,908

		TOTAL ITALY	15,010,234

JAPAN - 19.4%
40,200		Aeon Co Ltd	455,964
78,000		Air Water, Inc	996,266
1,220,000	e	All Nippon Airways Co Ltd	2,388,809
195,000		Amada Co Ltd	1,218,658
1,277,000	e	Aozora Bank Ltd	3,590,157
330,000		Asahi Glass Co Ltd	2,189,377
480,000		Asahi Kasei Corp	2,770,283
800		Astellas Pharma, Inc	40,724
90,000		Bank of Yokohama Ltd	429,872
79,400		Bridgestone Corp	2,082,404
9,800		Brother Industries Ltd	104,201
121,500		Canon, Inc	4,424,450
27,600		Central Japan Railway Co	2,414,030
19,800		Chubu Electric Power Co, Inc	250,107
53,000		Chugoku Bank Ltd	730,003
61,600		Coca-Cola West Japan Co Ltd	972,764
98,000		Cosmo Oil Co Ltd	220,317
104,000		Daicel Chemical Industries Ltd	726,226
171,000	e	Daihatsu Motor Co Ltd	3,557,243
1,700		Daito Trust Construction Co Ltd	167,497
76,000		Daiwa House Industry Co Ltd	1,396,594
17,500	e	Dena Co Ltd	553,447
10,400		East Japan Railway Co	702,076
22,900		Eisai Co Ltd	1,001,216

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

15,000	e	FamilyMart Co Ltd	$602,565
800		Fast Retailing Co Ltd	210,222
84,300		Fuji Folms Holdings Corp	1,680,909
17,000		Fuji Heavy Industries Ltd	229,920
3,760		Hakuhodo DY Holdings, Inc	256,216
241,000	e	Hino Motors Ltd	2,532,477
168,000		Hiroshima Bank Ltd	714,227
29,900		Hitachi Chemical Co Ltd	421,046
80,300	e	Hitachi Construction Machinery Co Ltd	1,844,036
901,000		Hitachi Ltd	5,346,620
21,000		Hitachi Metals Ltd	180,554
233,300		Hokkaido Electric Power Co, Inc	2,235,697
41,100		Honda Motor Co Ltd	1,553,547
361		Inpex Holdings, Inc	2,090,110
86,200	e	Isetan Mitsukoshi Holdings Ltd	851,250
421,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,091,420
227,000		Isuzu Motors Ltd	1,423,633
339,100		Itochu Corp	3,835,052
132,000	e	J Front Retailing Co Ltd	724,065
272		Japan Retail Fund Investment Corp	515,391
137,200		Japan Tobacco, Inc	4,280,785
228		Jupiter Telecommunications Co	273,017
134,400		Kansai Electric Power Co, Inc	1,280,506
20,000		KDDI Corp	1,488,125
71,600		Komatsu Ltd	1,904,273
11,600		Konami Corp	246,174
279,500		Konica Minolta Holdings, Inc	2,232,362
67,000		Kubota Corp	765,275
125,900		Kuraray Co Ltd	1,617,500
17,300		Kyushu Electric Power Co, Inc	166,514
28,100	e	Lawson, Inc	2,036,308
14,800		Makita Corp	720,781
31,000		Marubeni Corp	227,705
6,300		Mediceo Paltac Holdings Co Ltd	79,823
106,000		Mitsubishi Gas Chemical Co, Inc	709,499
388,300		Mitsubishi UFJ Financial Group, Inc	2,208,317
34,640		Mitsubishi UFJ Lease & Finance Co Ltd	1,573,938
116,000		Mitsui Trust Holdings, Inc	428,452
1,586,300		Mizuho Financial Group, Inc	3,166,220
98,700		Namco Bandai Holdings, Inc	1,407,863
56,200		Nippon Telegraph & Telephone Corp	2,353,736
243,100		Nissan Motor Co Ltd	2,488,991
1,122		NTT DoCoMo, Inc	1,701,038
743		NTT Urban Development Corp	742,815
22,660	e	ORIX Corp	2,424,182
116,900		Otsuka Holdings KK	3,770,939
17,200		Park24 Co Ltd	310,468
51,600		Resona Holdings, Inc	229,793
70,000		Sekisui Chemical Co Ltd	674,428
268,000		Sekisui House Ltd	2,949,558
20,700		Seven & I Holdings Co Ltd	628,829

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

26,100		Shionogi & Co Ltd	$466,467
19,400		Softbank Corp	691,255
85,300		Sony Corp	1,275,900
16,500		Sony Financial Holdings, Inc	278,689
283,400		Sumitomo Mitsui Financial Group, Inc	11,382,442
28,500		Sumitomo Rubber Industries, Inc	380,329
670,000		Taiheiyo Cement Corp	1,824,047
7,200		Taisho Pharmaceutical Holdings Co Ltd	496,913
60,800		Takeda Pharmaceutical Co Ltd	3,124,310
17,100		Tanabe Seiyaku Co Ltd	229,237
20,000		Tokyo Gas Co Ltd	94,312
180,000		Toppan Printing Co Ltd	1,117,222
77,000		Toray Industries, Inc	444,460
354,000		Toshiba Corp	1,576,225
11,800		Toyoda Gosei Co Ltd	261,453
199,400		Toyota Motor Corp	9,524,231
152,700		Toyota Tsusho Corp	3,632,016
22,100		Tsumura & Co	725,964
68,300		West Japan Railway Co	2,693,295
394	e	Yahoo! Japan Corp	154,504

		TOTAL JAPAN	147,183,127

NETHERLANDS - 4.0%
55,877		Boskalis Westminster	2,558,089
53,244		DSM NV	3,261,456
34,210		Heineken Holding NV	2,021,302
14,496		Heineken NV	1,019,376
351,961		Koninklijke Ahold NV	5,171,924
87,624		Koninklijke Philips Electronics NV	2,729,142
231,140		Royal Dutch Shell plc (A Shares)	8,193,615
119,726		Royal Dutch Shell plc (B Shares)	4,351,668
24,682		Unilever NV	1,000,022

		TOTAL NETHERLANDS	30,306,594

NEW ZEALAND - 0.2%
882,430		Telecom Corp of New Zealand Ltd	1,797,004

		TOTAL NEW ZEALAND	1,797,004

NORWAY - 1.1%
192,583		Telenor ASA	4,242,701
73,202		Yara International ASA	3,903,742

		TOTAL NORWAY	8,146,443

SINGAPORE - 1.7%
237,000		Ascendas Real Estate Investment Trust	484,749
780,000		ComfortDelgro Corp Ltd	1,216,189
1,674,000		Golden Agri-Resources Ltd	860,170
469,000		Keppel Corp Ltd	4,357,777
450,000		Oversea-Chinese Banking Corp	3,555,001
206,000		Singapore Exchange Ltd	1,296,580
112,000		United Overseas Land Ltd	565,686
75,000		Wilmar International Ltd	231,294

		TOTAL SINGAPORE	12,567,446

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

SPAIN - 3.0%
535,212	Banco Bilbao Vizcaya Argentaria S.A.	$5,320,962
965,182	Banco Santander Central Hispano S.A.	8,079,124
130,547	Enagas	3,088,780
254,563	Gas Natural SDG S.A.	5,085,482
25,205	Red Electrica de Espana	1,403,501
1,000	Telefonica S.A.	14,473

	TOTAL SPAIN	22,992,322

SWEDEN - 3.2%
127,464	Husqvarna AB (B Shares)	824,090
143,314	Investor AB (B Shares)	4,070,696
120,747	Svenska Handelsbanken (A Shares)	4,933,729
384,264	Swedbank AB (A Shares)	9,073,492
754,039	TeliaSonera AB	5,438,964

	TOTAL SWEDEN	24,340,971

SWITZERLAND - 8.5%
31,291	Actelion Ltd	1,550,023
6,584	Compagnie Financiere Richemont S.A.	540,833
263,663	Nestle S.A.	18,513,748
94,285	Novartis AG.	6,409,155
79,267	Roche Holding AG.	17,521,095
1,492	Swiss Prime Site AG.	126,157
122,491	Swiss Re Ltd	9,106,948
7,288	Swisscom AG.	3,232,562
8,618	Syngenta AG.	3,706,066
60,192	Transocean Ltd	3,413,775
25,583	UBS AG. (Switzerland)	444,316

	TOTAL SWITZERLAND	64,564,678

UNITED KINGDOM - 20.5%
362,058	Aberdeen Asset Management plc	2,310,737
93,518	Admiral Group plc	1,816,054
19,976	ARM Holdings plc	273,632
194,256	AstraZeneca plc (ADR)	9,359,254
1,130,586	BAE Systems plc	6,084,844
648,923	Barclays plc	3,115,518
14,810	BG Group plc	262,861
357,575	BHP Billiton plc	12,261,921
346,711	BP plc (ADR)	15,435,574
123,589	British American Tobacco plc	6,423,116
1,579,374	BT Group plc	6,230,218
242,043	Cobham plc	812,524
27,417	Croda International plc	1,053,583
354,188	Diageo plc	10,543,521
153,697	Evraz plc	703,730
536,181	GKN plc	2,047,202
158,773	GlaxoSmithKline plc	3,631,763
1,257,893	HSBC Holdings plc	14,304,457
5,189	IMI plc	96,206

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

21,597		InterContinental Hotels Group plc			$633,879
479,222	*	International Consolidated Airlines			1,621,634
16,948		Intertek Group plc			835,600
36,376		ITV plc			66,116
511,522		J Sainsbury plc			2,680,033
2,287,545		Legal & General Group plc			5,524,220
42,692		London Stock Exchange Group plc			815,412
148,270		Meggitt plc			1,022,440
622,035		National Grid plc			6,811,061
75,921		Next plc			4,883,921
49,291		Petrofac Ltd			1,278,713
328,577		Prudential plc			4,987,771
83,814		Reckitt Benckiser Group plc			5,583,856
277,590		Reed Elsevier plc			3,021,292
23,660		Rio Tinto plc			1,336,654
238,270		Sage Group plc			1,220,092
16,595		Smith & Nephew plc			191,358
31,924		Smiths Group plc			621,141
20,122		Standard Chartered plc			535,015
295,349		Standard Life plc			1,619,686
203,281		Tate & Lyle plc			2,619,553
107,979		Tesco plc			610,257
6,053		United Utilities Group plc			70,242
181,943		Vodafone Group plc (ADR)			4,970,683
270,868		Xstrata plc			5,072,766

		TOTAL UNITED KINGDOM			155,400,110

UNITED STATES - 0.6%
75,000	d	iShares MSCI EAFE Index Fund			4,423,500

		TOTAL UNITED STATES			4,423,500

		TOTAL COMMON STOCKS			750,797,647

		(Cost $668,111,686)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
563,056	m	Banco Santander S.A.			121,559

		TOTAL SPAIN			121,559

		TOTAL RIGHTS / WARRANTS			121,559

		(Cost $114,555)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.9%
TREASURY DEBT - 1.3%
$10,000,000	d	United States Treasury Bill	0.063%	05/02/13	9,998,250

		TOTAL TREASURY DEBT			9,998,250

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
		TIAA-CREF Short Term Lending Portfolio of the State Street
19,532,734	c	Navigator Securities Lending Trust	$19,532,734

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,532,734

		TOTAL SHORT-TERM INVESTMENTS	29,530,984

		(Cost $29,531,159)

		TOTAL INVESTMENTS - 102.9% (Cost $697,757,400)	780,450,190
		OTHER ASSETS & LIABILITIES, NET - (2.9)%	(22,062,304)

		NET ASSETS - 100.0%	$758,387,886

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,487,344.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$193,148,551	25.6%
INDUSTRIALS	92,141,537	12.1
CONSUMER STAPLES	86,063,167	11.3
CONSUMER DISCRETIONARY	80,690,070	10.6
HEALTH CARE	73,118,840	9.6
MATERIALS	71,841,135	9.5
ENERGY	57,392,951	7.6
TELECOMMUNICATION SERVICES	37,377,095	4.9
INFORMATION TECHNOLOGY	31,382,123	4.1
UTILITIES	27,763,737	3.7
SHORT - TERM INVESTMENTS	29,530,984	3.9
OTHER ASSETS & LIABILITIES, NET	(22,062,304)	(2.9)

NET ASSETS	$758,387,886	100.0%

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUSTRALIA - 6.5%
159,929		BHP Billiton Ltd	$6,290,328
748,977		Fortescue Metals Group Ltd	3,673,798
296,009		Mineral Resources Ltd	3,188,098
136,249		Monadelphous Group Ltd	3,787,372
973,414		NRW Holdings Ltd	1,950,471

		TOTAL AUSTRALIA	18,890,067

BRAZIL - 2.1%
307,276		Vale S.A. (Preference)	5,954,629

		TOTAL BRAZIL	5,954,629

CANADA - 8.3%
19,015		Agrium, Inc (Toronto)	2,157,156
37,691		Barrick Gold Corp (Canada)	1,200,187
36,158		Baytex Energy Trust	1,662,528
102,221		Cenovus Energy, Inc (Toronto)	3,393,360
49,008		Crescent Point Energy Corp	1,895,657
131,785	*	Detour Gold Corp	2,785,270
185,781		Potash Corp of Saskatchewan Toronto	7,892,060
58,715		Vermilion Energy Trust	3,011,690

		TOTAL CANADA	23,997,908

CHILE - 2.3%
83,108		CAP S.A.	3,072,157
62,666		Sociedad Quimica y Minera de Chile S.A. (ADR)	3,561,936

		TOTAL CHILE	6,634,093

CHINA - 1.0%
856,000		CNOOC Ltd	1,761,549
668,000		Zhaojin Mining Industry Co Ltd	1,005,305

		TOTAL CHINA	2,766,854

COLOMBIA - 1.1%
51,806		Ecopetrol S.A. (ADR)	3,279,320

		TOTAL COLOMBIA	3,279,320

FRANCE - 0.5%
26,255		Total S.A.	1,422,819

		TOTAL FRANCE	1,422,819

INDIA - 2.3%
87,007		Coromandel International Ltd	366,087
204,704		Engineers India Ltd	850,143

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES	COMPANY	VALUE

521,826	ITC Ltd	$3,017,906
94,816	Kaveri Seed Co Ltd	2,432,969

	TOTAL INDIA	6,667,105

INDONESIA - 3.0%
577,500	PT Astra Agro Lestari Tbk	1,117,908
2,999,500	PT Charoen Pokphand Indonesia Tbk	1,196,438
392,000	PT Indo Tambangraya Megah	1,668,734
5,275,500	PT Perusahaan Gas Negara	2,532,663
1,409,500	PT Tambang Batubara Bukit Asam Tbk	2,246,689

	TOTAL INDONESIA	8,762,432

ISRAEL - 1.3%
292,923	Israel Chemicals Ltd	3,890,503

	TOTAL ISRAEL	3,890,503

KOREA, REPUBLIC OF - 0.1%
600	Korea Zinc Co Ltd	211,563

	TOTAL KOREA, REPUBLIC OF	211,563

MALAYSIA - 1.4%
589,200	Genting Plantations BHD	1,561,834
372,700	Kuala Lumpur Kepong BHD	2,603,022

	TOTAL MALAYSIA	4,164,856

MEXICO - 1.8%
125,749	Fresnillo plc	3,305,643
39,499	Industrias Penoles S.A. de C.V.	1,940,125

	TOTAL MEXICO	5,245,768

NORWAY - 3.1%
150,000	Statoil ASA	3,996,373
92,993	Yara International ASA	4,959,163

	TOTAL NORWAY	8,955,536

PERU - 0.6%
10,831	Cia de Minas Buenaventura S.A. (ADR) (Series B)	320,489
1,273,048	Volcan Cia Minera S.A.	1,310,237

	TOTAL PERU	1,630,726

POLAND - 1.3%
61,155	KGHM Polska Miedz S.A.	3,742,156

	TOTAL POLAND	3,742,156

RUSSIA - 2.1%
83,328	MMC Norilsk Nickel (ADR)	1,660,001
20,948	NovaTek OAO (GDR)	2,451,473
52,263	Uralkali (GDR)	1,988,620

	TOTAL RUSSIA	6,100,094

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

SINGAPORE - 0.8%
4,660,000		Golden Agri-Resources Ltd	$2,394,498

		TOTAL SINGAPORE	2,394,498

SOUTH AFRICA - 0.4%
24,405		Assore Ltd	1,214,118

		TOTAL SOUTH AFRICA	1,214,118

SPAIN - 0.8%
45,219		Tecnicas Reunidas S.A.	2,298,534

		TOTAL SPAIN	2,298,534

SWEDEN - 0.8%
124,008		Boliden AB	2,292,049

		TOTAL SWEDEN	2,292,049

SWITZERLAND - 5.1%
34,498		Syngenta AG.	14,835,444

		TOTAL SWITZERLAND	14,835,444

TURKEY - 1.7%
200,439		Koza Altin Isletmeleri AS	4,933,408

		TOTAL TURKEY	4,933,408

UKRAINE - 1.2%
149,426	*	Kernel Holding S.A.	3,357,807

		TOTAL UKRAINE	3,357,807

UNITED ARAB EMIRATES - 1.0%
315,307		Dragon Oil plc	2,840,437

		TOTAL UNITED ARAB EMIRATES	2,840,437

UNITED KINGDOM - 10.2%
166,793		Antofagasta plc	3,024,410
290,915		BHP Billiton plc	9,976,024
62,660		Croda International plc	2,407,905
87,445		Petrofac Ltd	2,268,510
208,126		Rio Tinto plc	11,757,919

		TOTAL UNITED KINGDOM	29,434,768

UNITED STATES - 37.6%
55,087		Alliance Holdings GP LP	2,776,936
77,779	*	Alpha Natural Resources, Inc	689,122
60,835		Ball Corp	2,708,374
31,283		CF Industries Holdings, Inc	7,169,125
19,523		Chevron Corp	2,248,073
26,628		Cimarex Energy Co	1,700,464
143,442		Cleveland-Cliffs, Inc	5,351,821
30,352	*	Concho Resources, Inc	2,768,709
45,904	*	Continental Resources, Inc	3,815,540
24,217		Core Laboratories NV	3,091,058
30,904		Deere & Co	2,906,830

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

28,872		EOG Resources, Inc	$3,608,422
84,251		Exxon Mobil Corp	7,580,062
45,934		FMC Corp	2,823,563
482,465	*	Graphic Packaging Holding Co	3,382,080
70,498		Holly Corp	3,681,406
35,100		International Paper Co	1,453,842
161,764	*	Kodiak Oil & Gas Corp	1,488,229
125,771		Monsanto Co	12,746,891
39,063		Mosaic Co	2,392,609
13,219		NewMarket Corp	3,372,960
77,270	*	Oasis Petroleum, Inc	2,772,448
37,444		Occidental Petroleum Corp	3,305,182
86,582		Packaging Corp of America	3,327,346
26,279		Pioneer Natural Resources Co	3,088,834
42,000		Plum Creek Timber Co, Inc	2,023,560
51,243		Rayonier, Inc	2,758,923
59,095	*	Rosetta Resources, Inc	3,133,217
110,707		Southern Copper Corp (NY)	4,360,749
87,062		Walter Energy, Inc	3,269,178
87,879		Western Refining, Inc	2,955,371

		TOTAL UNITED STATES	108,750,924

		TOTAL COMMON STOCKS	284,668,416

		(Cost $255,843,277)

		TOTAL INVESTMENTS - 98.4%	284,668,416
		(Cost $255,843,277)
		OTHER ASSETS & LIABILITIES, NET - 1.6%	4,516,614

		NET ASSETS - 100.0%	$289,185,030

		Abbreviation(s):
		ADR American Depositary Receipt
		GDR Global Depositary Receipt

	*	Non-income producing.

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2013

SECTOR	VALUE	% OF NET ASSETS

MATERIALS	$164,087,228	56.6%
ENERGY	82,900,746	28.7
CONSUMER STAPLES	17,682,382	6.1
INDUSTRIALS	12,682,914	4.4
FINANCIALS	4,782,483	1.7
UTILITIES	2,532,663	0.9
OTHER ASSETS & LIABILITIES, NET	4,516,614	1.6

NET ASSETS	$289,185,030	100.0%

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.3%

CHINA - 2.9%
21,854,000	e	Anhui Conch Cement Co Ltd	$85,802,965

		TOTAL CHINA	85,802,965

FRANCE - 11.0%
163,187		Atos Origin S.A.	11,927,836
2,229,348		BNP Paribas	139,879,004
862,874		Compagnie Generale d’Optique Essilor International S.A.	87,952,611
556,381		Lafarge S.A.	33,978,967
199,326		Nexity	6,083,460
556,279		Renault S.A.	33,529,351
62,455		Societe BIC S.A.	8,403,716
81,193	e	Technip S.A.	8,791,508

		TOTAL FRANCE	330,546,453

GERMANY - 16.0%
1,684,723		Bayer AG.	166,253,014
400,751		Continental AG.	47,032,394
2,230,551		Deutsche Post AG.	52,377,518
929,192		Henkel KGaA (Preference)	82,037,644
1,086,466		Lanxess AG.	91,773,594
285,480		Merck KGaA	39,690,975

		TOTAL GERMANY	479,165,139

HONG KONG - 3.2%
8,611,400		AIA Group Ltd	34,257,148
7,630,000		Hang Lung Properties Ltd	28,812,499
1,738,100		Hong Kong Exchanges and Clearing Ltd	32,972,893

		TOTAL HONG KONG	96,042,540

INDIA - 2.3%
5,694,939		HDFC Bank Ltd	68,920,759

		TOTAL INDIA	68,920,759

ITALY - 3.0%
133,357		Saipem S.p.A.	3,786,620
13,601,685	*	UniCredit S.p.A	87,801,080

		TOTAL ITALY	91,587,700

JAPAN - 9.5%
2,358,300		Asics Corp	33,586,670
312,500		Daikin Industries Ltd	11,940,343
292,158		Denso Corp	10,945,846
5,250		Fanuc Ltd	819,265

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

66,400		Fast Retailing Co Ltd	$17,448,415
5,274,000		Hitachi Ltd	31,296,419
37,797		Kao Corp	1,084,240
28,230		Komatsu Ltd	750,805
1,374,500	e	LIXIL Group Corp	31,941,132
35,057		Mitsubishi Corp	739,604
262,984		Mitsubishi Electric Corp	2,179,577
396,000		Mitsubishi Heavy Industries Ltd	2,117,537
1,354,347		Mitsubishi UFJ Financial Group, Inc	7,702,363
26,000		Mitsui Trust Holdings, Inc	96,032
63,947		Nomura Holdings, Inc	366,051
2,239,075	*	Olympus Corp	49,718,236
725,750		Shin-Etsu Chemical Co Ltd	44,390,613
3,726,000		Shinsei Bank Ltd	7,612,067
25,250	e	Sony Corp	377,684
79,950		Sumitomo Corp	1,034,178
17,000		Sumitomo Metal Mining Co Ltd	264,397
14,000		Suruga Bank Ltd	182,518
550,600		Toyota Motor Corp	26,299,104
70,600		United Arrows Ltd	1,708,576

		TOTAL JAPAN	284,601,672

MACAU - 0.8%
4,522,400	e	Sands China Ltd	22,821,737

		TOTAL MACAU	22,821,737

NETHERLANDS - 0.0%
15,909		Royal Dutch Shell plc (A Shares)	563,954

		TOTAL NETHERLANDS	563,954

SINGAPORE - 1.0%
61,136,000	e	Golden Agri-Resources Ltd	31,414,168

		TOTAL SINGAPORE	31,414,168

SWEDEN - 6.4%
961,959		Assa Abloy AB (Class B)	35,989,484
5,345,282	e	SKF AB (B Shares)	132,552,668
1,905,133		Trelleborg AB (B Shares)	24,447,087

		TOTAL SWEDEN	192,989,239

SWITZERLAND - 17.4%
2,443,610		Adecco S.A.	140,124,615
115,091		Burckhardt Compression Holding AG.	40,560,642
7,092,977	e	Clariant AG.	96,805,095
5,988		Givaudan S.A.	6,649,234
1,632,475		Holcim Ltd	127,070,487
76,099		Nestle S.A.	5,343,479
583,495		Novartis AG.	39,663,892
275,494		Swatch Group AG. Reg	25,901,736
2,316,187		UBS AG. (Switzerland)	40,226,662

		TOTAL SWITZERLAND	522,345,842

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UNITED KINGDOM - 26.8%
138,322	*	Afren plc			$315,079
1,974,518		Barclays plc			9,479,779
310,713		BG Group plc			5,514,815
2,848,813		British Sky Broadcasting plc			36,851,473
3,415,071	e	Carnival plc			138,430,485
3,848,993		Drax Group plc			36,170,847
6,687,392		Filtrona plc			61,053,246
139,657,946	*	Lloyds TSB Group plc			114,311,986
20,195,372		Man Group plc			28,343,032
1,135,777		Reckitt Benckiser Group plc			75,667,731
6,471,943		Reed Elsevier plc			70,440,679
34,737		Rio Tinto plc			1,962,440
12,344,362		Tate & Lyle plc			159,073,970
3,092,353		Travis Perkins plc			59,273,904
199,353		Whitbread plc			8,124,880

		TOTAL UNITED KINGDOM			805,014,346

		TOTAL COMMON STOCKS			3,011,816,514

		(Cost $2,651,828,157)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.8%
TREASURY DEBT - 0.5%
$3,800,000		United States Treasury Bill	0.037%	02/28/13	3,799,895
4,000,000		United States Treasury Bill	0.040	02/21/13	3,999,911
5,000,000		United States Treasury Bill	0.063	05/02/13	4,999,125

		TOTAL TREASURY DEBT			12,798,931

GOVERNMENT AGENCY DEBT - 0.2%
7,000,000		Federal Home Loan Bank (FHLB)	0.040	02/13/13	6,999,907

		TOTAL GOVERNMENT AGENCY DEBT			6,999,907

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
		TIAA-CREF Short Term Lending Portfolio of the State Street
93,679,520	c	Navigator Securities Lending Trust			93,679,520

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			93,679,520

		TOTAL SHORT-TERM INVESTMENTS			113,478,358

		(Cost $113,478,445)

		TOTAL INVESTMENTS - 104.1%			3,125,294,872
		(Cost $2,765,306,602)
		OTHER ASSETS & LIABILITIES, NET - (4.1)%			(122,851,716)

		NET ASSETS - 100.0%			$3,002,443,156

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,814,970.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$600,963,873	20.0%
MATERIALS	549,751,038	18.3
INDUSTRIALS	545,252,075	18.2
CONSUMER DISCRETIONARY	479,582,490	16.0
HEALTH CARE	383,278,728	12.8
CONSUMER STAPLES	354,621,232	11.8
INFORMATION TECHNOLOGY	43,224,255	1.4
UTILITIES	36,170,847	1.2
ENERGY	18,971,976	0.6
SHORT - TERM INVESTMENTS	113,478,358	3.8
OTHER ASSETS & LIABILITIES, NET	(122,851,716)	(4.1)

NET ASSETS	$3,002,443,156	100.0%

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
8,659	e	Allison Transmission Holdings, Inc	$192,922
27,219	*	American Axle & Manufacturing Holdings, Inc	317,918
39,104	*	BorgWarner, Inc	2,900,735
20,707		Cooper Tire & Rubber Co	527,200
53,638		Dana Holding Corp	862,499
114,711	*	Delphi Automotive plc	4,434,727
8,853		Dorman Products, Inc	306,579
6,332		Drew Industries, Inc	231,878
34,940	*	Exide Technologies	120,194
4,904	*	Federal Mogul Corp (Class A)	45,803
1,318,457		Ford Motor Co	17,074,018
6,002	*	Fuel Systems Solutions, Inc	88,109
270,999	*	General Motors Co	7,612,362
47,789		Gentex Corp	914,204
13,531	*	Gentherm, Inc	195,929
90,143	*	Goodyear Tire & Rubber Co	1,240,368
81,416		Harley-Davidson, Inc	4,267,827
238,238		Johnson Controls, Inc	7,406,819
35,583		Lear Corp	1,743,567
17,969	*	Modine Manufacturing Co	152,377
1,282		Shiloh Industries, Inc	13,910
9,319		Spartan Motors, Inc	52,839
5,493		Standard Motor Products, Inc	127,493
12,572	*	Stoneridge, Inc	78,701
11,777		Superior Industries International, Inc	238,720
20,097	*	Tenneco, Inc	702,591
24,149	*,e	Tesla Motors, Inc	905,829
14,192		Thor Industries, Inc	597,199
1,939	*	Tower International, Inc	18,789
35,398	*	TRW Automotive Holdings Corp	2,039,987
19,562	*	Visteon Corp	1,101,145
13,988	*	Winnebago Industries, Inc	261,855

		TOTAL AUTOMOBILES & COMPONENTS	56,775,093

BANKS - 3.3%
4,217		1st Source Corp	95,304
7,729		1st United Bancorp, Inc	49,620
2,100		Access National Corp	32,571
1,323		Alliance Financial Corp	59,019
2,236		American National Bankshares, Inc	45,257
6,625	*	Ameris Bancorp	87,848
2,041		Ames National Corp	44,657
8,028		Apollo Residential Mortgage	181,754
2,873	e	Arrow Financial Corp	70,101

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

57,655		Associated Banc-Corp	$822,737
28,849		Astoria Financial Corp	280,989
2,415		Bancfirst Corp	98,773
9,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	215,389
31,280		Bancorpsouth, Inc	453,560
12,833		Bank Mutual Corp	65,833
18,094		Bank of Hawaii Corp	870,140
1,744		Bank of Kentucky Financial Corp	45,780
1,483		Bank of Marin Bancorp	58,208
13,373		Bank of the Ozarks, Inc	485,707
5,871		BankFinancial Corp	44,326
12,558		BankUnited	337,810
7,813		Banner Corp	235,953
1,149		Bar Harbor Bankshares	40,560
244,994		BB&T Corp	7,418,418
29,122		BBCN Bancorp, Inc	352,085
9,242	*	Beneficial Mutual Bancorp, Inc	86,505
8,087		Berkshire Hills Bancorp, Inc	195,705
5,657	*	BofI Holding, Inc	180,798
9,554		BOK Financial Corp	535,502
25,838		Boston Private Financial Holdings, Inc	239,001
2,535		Bridge Bancorp, Inc	51,815
2,725	*	Bridge Capital Holdings	42,755
25,345		Brookline Bancorp, Inc	223,289
3,054		Bryn Mawr Bank Corp	70,670
2,352	*	BSB Bancorp, Inc	29,988
944		C&F Financial Corp	38,364
2,137		Camden National Corp	72,124
2,314		Cape Bancorp, Inc	21,034
3,190	*,e	Capital City Bank Group, Inc	35,728
77,065		CapitalSource, Inc	624,997
59,422		Capitol Federal Financial	698,208
9,675		Cardinal Financial Corp	158,089
26,009		Cathay General Bancorp	504,835
2,532		Center Bancorp, Inc	30,333
8,721		Centerstate Banks of Florida, Inc	77,181
6,325	*	Central Pacific Financial Corp	101,896
654		Century Bancorp, Inc	21,798
1,114		Charter Financial Corp	12,655
10,110		Chemical Financial Corp	245,774
71,371	*	CIT Group, Inc	3,022,562
3,396		Citizens & Northern Corp	67,580
16,496	*	Citizens Republic Bancorp, Inc	336,848
5,275	e	City Holding Co	199,342
16,646		City National Corp	881,572
1,408		Clifton Savings Bancorp, Inc	16,389
3,308		CNB Financial Corp	56,203
12,736		CoBiz, Inc	103,926
13,121		Columbia Banking System, Inc	265,044
71,242		Comerica, Inc	2,447,875
29,461		Commerce Bancshares, Inc	1,106,261
15,255		Community Bank System, Inc	433,242

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,953		Community Trust Bancorp, Inc	$166,966
20,627		Cullen/Frost Bankers, Inc	1,214,724
34,704		CVB Financial Corp	381,744
10,468		Dime Community Bancshares	144,563
44,493	*	Doral Financial Corp	29,321
6,107	*	Eagle Bancorp, Inc	137,774
53,110		East West Bancorp, Inc	1,245,429
1,202		Enterprise Bancorp, Inc	20,710
4,531		Enterprise Financial Services Corp	60,761
3,361		ESB Financial Corp	46,852
3,808		ESSA Bancorp, Inc	41,926
8,016		EverBank Financial Corp	116,953
5,338	e	Farmers National Banc Corp	35,124
3,654		Federal Agricultural Mortgage Corp (Class C)	125,369
2,671		Fidelity Southern Corp	29,894
323,829		Fifth Third Bancorp	5,275,174
3,920		Financial Institutions, Inc	78,753
4,205		First Bancorp (NC)	53,403
34,757	*,e	First Bancorp (Puerto Rico)	178,303
2,446		First Bancorp, Inc	40,506
21,337		First Busey Corp	96,870
10,032	*	First California Financial Group, Inc	80,457
1,781		First Citizens Bancshares, Inc (Class A)	310,535
34,810		First Commonwealth Financial Corp	246,107
4,523		First Community Bancshares, Inc	72,142
4,982		First Connecticut Bancorp	70,047
2,710		First Defiance Financial Corp	55,501
27,757		First Financial Bancorp	424,405
13,615	e	First Financial Bankshares, Inc	559,032
3,924		First Financial Corp	118,387
6,434		First Financial Holdings, Inc	97,475
4,809	*	First Financial Northwest, Inc	39,001
98,184		First Horizon National Corp	1,002,459
4,412		First Interstate Bancsystem, Inc	76,019
11,118		First Merchants Corp	167,326
24,819		First Midwest Bancorp, Inc	314,457
116,962		First Niagara Financial Group, Inc	916,982
2,258		First of Long Island Corp	65,843
2,845		First Pactrust Bancorp, Inc	33,457
35,584		First Republic Bank	1,269,993
36,309		FirstMerit Corp	552,986
10,327		Flushing Financial Corp	163,580
46,224		FNB Corp	535,736
2,779	*,e	FNB United Corp	30,625
3,954		Fox Chase Bancorp, Inc	68,048
3,885		Franklin Financial Corp	67,327
66,533		Fulton Financial Corp	724,544
3,508		German American Bancorp, Inc	78,334
23,769		Glacier Bancorp, Inc	370,321
3,723		Great Southern Bancorp, Inc	92,554
21,323	*	Guaranty Bancorp	44,352
3,132	*,e	Hampton Roads Bankshares, Inc	3,727

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,122		Hancock Holding Co	$819,627
11,108	*	Hanmi Financial Corp	182,727
5,668	e	Heartland Financial USA, Inc	134,275
5,797	*	Heritage Commerce Corp	37,738
4,345		Heritage Financial Corp	61,395
2,379		Heritage Financial Group	33,330
5,526	*	Heritage Oaks Bancorp	32,051
358		Hingham Institution for Savings	24,863
2,030	*	Home Bancorp, Inc	38,753
8,225		Home Bancshares, Inc	285,572
4,561		Home Federal Bancorp, Inc	58,654
18,731		Home Loan Servicing Solutions Ltd	407,212
3,744	*,e	HomeStreet, Inc	94,424
7,908	*	HomeTrust Bancshares, Inc	114,271
1,613		Horizon Bancorp	32,147
189,182		Hudson City Bancorp, Inc	1,617,506
5,911		Hudson Valley Holding Corp	90,438
302,598		Huntington Bancshares, Inc	2,106,082
10,215		IBERIABANK Corp	525,970
7,957	e	Independent Bank Corp	246,587
17,634		International Bancshares Corp	344,745
15,992		Investors Bancorp, Inc	282,259
3,653		Kearny Financial Corp	36,895
341,116		Keycorp	3,206,490
7,955		Lakeland Bancorp, Inc	77,561
6,331		Lakeland Financial Corp	154,730
44,598	e	M&T Bank Corp	4,579,769
5,612		MainSource Financial Group, Inc	77,446
18,042		MB Financial, Inc	403,600
2,449		Mercantile Bank Corp	40,408
1,350		Merchants Bancshares, Inc	38,232
1,686	*	Meridian Interstate Bancorp, Inc	29,471
4,528	*	MetroCorp Bancshares, Inc	45,642
68,313	*,e	MGIC Investment Corp	189,910
1,543		Middleburg Financial Corp	28,530
2,169		Midsouth Bancorp, Inc	32,665
1,987		MidWestOne Financial Group, Inc	47,489
1,128	*,e	NASB Financial, Inc	25,583
1,933	e	National Bankshares, Inc	65,413
54,991		National Penn Bancshares, Inc	536,162
6,378	*,e	Nationstar Mortgage Holdings, Inc	230,182
11,671		NBT Bancorp, Inc	242,057
159,275	e	New York Community Bancorp, Inc	2,126,321
6,479	*,e	Northfield Bancorp, Inc	72,500
1,814		Northrim BanCorp, Inc	39,509
37,385		Northwest Bancshares, Inc	456,097
4,063		OceanFirst Financial Corp	57,654
38,544	*	Ocwen Financial Corp	1,502,060
38,415		Old National Bancorp	513,224
3,260	*	OmniAmerican Bancorp, Inc	80,881
14,583		Oriental Financial Group, Inc	209,558
15,635		Oritani Financial Corp	236,714

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,121		Pacific Continental Corp	$56,280
2,422	*	Pacific Mercantile Bancorp	14,048
14,543		PacWest Bancorp	399,642
5,697	e	Park National Corp	372,869
9,593	*	Park Sterling Bank	54,488
2,511		Peapack Gladstone Financial Corp	36,887
1,062		Penns Woods Bancorp, Inc	42,576
3,872	*	Pennsylvania Commerce Bancorp, Inc	60,829
2,945		Peoples Bancorp, Inc	63,906
1,841	e	Peoples Federal Bancshares, Inc	32,807
125,529	e	People’s United Financial, Inc	1,545,262
11,446	*	Pinnacle Financial Partners, Inc	245,746
184,394		PNC Financial Services Group, Inc	11,395,549
34,092	*	Popular, Inc	915,029
3,365	*	Preferred Bank	50,576
19,980		PrivateBancorp, Inc	343,057
18,985		Prosperity Bancshares, Inc	856,413
2,684		Provident Financial Holdings, Inc	44,662
21,467		Provident Financial Services, Inc	318,356
13,398		Provident New York Bancorp	119,644
47,284	e	Radian Group, Inc	304,036
482,896		Regions Financial Corp	3,756,931
6,978		Renasant Corp	135,722
3,972	e	Republic Bancorp, Inc (Class A)	89,251
10,629		Rockville Financial, Inc	136,902
2,458		Roma Financial Corp	37,067
9,560		S&T Bancorp, Inc	176,286
3,358	e	S.Y. Bancorp, Inc	75,924
8,005		Sandy Spring Bancorp, Inc	158,899
6,512		SCBT Financial Corp	274,155
20,256	*	Seacoast Banking Corp of Florida	36,258
3,008		SI Financial Group, Inc	35,013
3,643		Sierra Bancorp	45,392
17,247	*	Signature Bank	1,275,071
5,854		Simmons First National Corp (Class A)	149,453
2,732		Simplicity Bancorp, Inc	39,395
6,013	e	Southside Bancshares, Inc	127,115
4,807	*	Southwest Bancorp, Inc	61,578
10,512		State Bank & Trust Co	167,772
6,401		StellarOne Corp	95,695
11,252		Sterling Bancorp	107,907
8,871		Sterling Financial Corp	191,525
2,700	*	Suffolk Bancorp	37,341
10,598	*	Sun Bancorp, Inc	36,669
194,186		SunTrust Banks, Inc	5,509,057
62,256		Susquehanna Bancshares, Inc	710,964
15,702	*	SVB Financial Group	1,042,142
261,179	e	Synovus Financial Corp	673,842
6,087	*	Taylor Capital Group, Inc	105,609
65,426		TCF Financial Corp	893,719
3,402		Territorial Bancorp, Inc	77,940
14,544	*	Texas Capital Bancshares, Inc	602,122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,216	*	TFS Financial Corp	$401,180
10,422	*	The Bancorp, Inc	122,771
4,268		Tompkins Trustco, Inc	174,604
8,714	e	TowneBank	132,191
3,557		Tree.com, Inc	62,176
4,014		Trico Bancshares	66,151
30,955		Trustco Bank Corp NY	163,752
24,016		Trustmark Corp	555,490
11,208		UMB Financial Corp	496,178
48,247		Umpqua Holdings Corp	609,842
5,286		Union Bankshares Corp	92,399
21,572	e	United Bankshares, Inc	549,870
14,453	*	United Community Banks, Inc	151,612
5,943		United Financial Bancorp, Inc	88,967
4,672		Univest Corp of Pennsylvania	78,863
673,138		US Bancorp	22,280,868
75,559	e	Valley National Bancorp	739,723
11,144		ViewPoint Financial Group	235,696
6,709	*	Virginia Commerce Bancorp	88,156
3,030	*	Walker & Dunlop, Inc	65,084
4,274		Washington Banking Co	60,221
35,385		Washington Federal, Inc	622,422
4,911		Washington Trust Bancorp, Inc	129,454
23,910		Webster Financial Corp	531,997
1,735,429		Wells Fargo & Co	60,444,992
7,654		WesBanco, Inc	177,496
4,340		West Bancorporation, Inc	48,044
5,374		West Coast Bancorp	127,471
12,079	e	Westamerica Bancorporation	536,549
24,151	*	Western Alliance Bancorp	297,057
7,625		Westfield Financial, Inc	57,492
20,994	*	Wilshire Bancorp, Inc	128,903
13,639		Wintrust Financial Corp	505,598
2,825		WSFS Financial Corp	128,453
61,098		Zions Bancorporation	1,424,805

		TOTAL BANKS	193,366,449

CAPITAL GOODS - 8.2%
245,213		3M Co	24,656,167
13,896		A.O. Smith Corp	962,715
6,460	e	Aaon, Inc	146,900
13,335		AAR Corp	251,365
21,854	*	Accuride Corp	82,171
10,014		Aceto Corp	104,546
24,148		Actuant Corp (Class A)	711,883
15,570		Acuity Brands, Inc	1,071,216
37,481	*	Aecom Technology Corp	958,389
16,254	*	Aegion Corp	382,294
7,467	*	Aerovironment, Inc	161,661
34,362	*	AGCO Corp	1,821,186
28,621	*	Air Lease Corp	683,183
19,466		Aircastle Ltd	268,631

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,618		Alamo Group, Inc	$88,907
9,115		Albany International Corp (Class A)	228,422
13,354		Alliant Techsystems, Inc	864,271
12,253		Altra Holdings, Inc	293,459
7,336	*	Ameresco, Inc	72,186
2,697		American Railcar Industries, Inc	106,100
2,494		American Science & Engineering, Inc	168,545
20,793	*,e	American Superconductor Corp	55,101
3,732	*	American Woodmark Corp	103,787
85,886		Ametek, Inc	3,520,467
3,846		Ampco-Pittsburgh Corp	70,843
9,213	*,e	API Technologies Corp	26,165
12,282		Apogee Enterprises, Inc	300,295
15,460		Applied Industrial Technologies, Inc	679,622
3,740		Argan, Inc	70,312
6,990		Armstrong World Industries, Inc	384,380
34,497	*	ArvinMeritor, Inc	157,306
6,559		Astec Industries, Inc	231,664
4,023	*	Astronics Corp	92,167
8,297		AZZ, Inc	355,029
39,252		Babcock & Wilcox Co	1,045,673
17,990		Barnes Group, Inc	429,961
36,793	*	BE Aerospace, Inc	1,894,472
15,461	*,e	Beacon Roofing Supply, Inc	558,761
15,021		Belden CDT, Inc	723,261
16,188	*	Blount International, Inc	276,005
5,370	*,e	Bluelinx Holdings, Inc	16,647
266,384		Boeing Co	19,677,786
16,248		Brady Corp (Class A)	566,893
16,108		Briggs & Stratton Corp	382,243
17,187	*	Builders FirstSource, Inc	107,763
4,557	*	CAI International, Inc	114,290
146,685	*,e	Capstone Turbine Corp	123,670
22,308		Carlisle Cos, Inc	1,431,058
4,509		Cascade Corp	291,146
229,944		Caterpillar, Inc	22,624,190
9,854	*	Chart Industries, Inc	652,236
34,605		Chicago Bridge & Iron Co NV	1,758,280
8,246		CIRCOR International, Inc	342,209
19,046		Clarcor, Inc	961,061
12,026		CNH Global NV	574,121
1,879		Coleman Cable, Inc	19,222
14,348	*,e	Colfax Corp	640,064
7,104	*	Columbus McKinnon Corp	134,408
10,540		Comfort Systems USA, Inc	136,071
11,207	*	Commercial Vehicle Group, Inc	90,665
1,469	*	CPI Aerostructures, Inc	16,570
16,215		Crane Co	815,290
5,737		Cubic Corp	269,639
67,151		Cummins, Inc	7,710,949
15,518		Curtiss-Wright Corp	553,217
203,593		Danaher Corp	12,201,329

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

140,525		Deere & Co	$13,217,782
11,985	*	DigitalGlobe, Inc	335,220
51,197		Donaldson Co, Inc	1,925,519
6,317		Douglas Dynamics, Inc	83,258
62,635		Dover Corp	4,333,089
3,088	*	DXP Enterprises, Inc	175,707
13,986	*	Dycom Industries, Inc	293,426
5,728		Dynamic Materials Corp	95,199
1,752		Eastern Co	27,401
163,089		Eaton Corp	9,287,919
7,650	*	Edgen Group, Inc	61,124
22,091		EMCOR Group, Inc	802,566
258,628		Emerson Electric Co	14,806,453
6,916		Encore Wire Corp	225,600
11,273	*	Energy Recovery, Inc	42,048
15,824	*	EnerSys	647,676
6,038	*	Engility Holdings, Inc	116,232
2,018	*,e	Enphase Energy, Inc	7,608
6,768	*	EnPro Industries, Inc	301,041
8,827		ESCO Technologies, Inc	363,408
10,154	*	Esterline Technologies Corp	674,124
73,458		Exelis, Inc	807,303
106,424		Fastenal Co	5,287,144
17,343	*	Federal Signal Corp	139,438
11,744	*	Flow International Corp	44,275
17,448		Flowserve Corp	2,735,323
57,751		Fluor Corp	3,743,997
56,773	*	Fortune Brands Home & Security, Inc	1,858,748
8,113		Franklin Electric Co, Inc	539,677
3,329		Freightcar America, Inc	82,526
66,708	*,e	FuelCell Energy, Inc	72,712
15,311	*	Furmanite Corp	81,301
16,578		Gardner Denver, Inc	1,166,594
18,079		GATX Corp	856,041
19,740	*,e	GenCorp, Inc	211,810
8,143		Generac Holdings, Inc	302,757
16,504	*	General Cable Corp	554,865
111,963		General Dynamics Corp	7,423,147
3,750,988		General Electric Co	83,572,013
5,804	*	GeoEye, Inc	207,957
8,478	*	Gibraltar Industries, Inc	147,263
5,928		Global Power Equipment Group, Inc	97,278
4,242		Gorman-Rupp Co	128,914
22,184		Graco, Inc	1,268,925
44,777	*,e	GrafTech International Ltd	429,859
4,187		Graham Corp	97,013
12,796		Granite Construction, Inc	465,263
27,462		Great Lakes Dredge & Dock Corp	257,594
8,794	*	Greenbrier Cos, Inc	175,264
13,186		Griffon Corp	155,595
9,728		H&E Equipment Services, Inc	187,556
3,216		Hardinge, Inc	36,277

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,685		Harsco Corp	$680,201
18,965	e	Heico Corp	860,252
33,013	*	Hexcel Corp	884,418
275,733		Honeywell International, Inc	18,816,020
4,951		Houston Wire & Cable Co	59,164
21,744		Hubbell, Inc (Class B)	1,979,791
17,740		Huntington Ingalls	785,882
1,793	*	Hurco Cos, Inc	53,216
3,961		Hyster-Yale Materials Handling, Inc	198,763
30,093		IDEX Corp	1,501,340
17,419	*	II-VI, Inc	296,471
149,778		Illinois Tool Works, Inc	9,410,552
104,350		Ingersoll-Rand plc	5,362,547
4,909		Insteel Industries, Inc	74,420
36,788		ITT Corp	944,716
45,374	*	Jacobs Engineering Group, Inc	2,182,943
13,996		John Bean Technologies Corp	261,585
36,207		Joy Global, Inc	2,287,196
4,527	*	Kadant, Inc	121,641
8,729		Kaman Corp	317,212
13,267		Kaydon Corp	329,022
53,423		KBR, Inc	1,667,866
26,545		Kennametal, Inc	1,088,610
5,477	*,e	KEYW Holding Corp	70,434
14,044	*	Kratos Defense & Security Solutions, Inc	61,934
33,230		L-3 Communications Holdings, Inc	2,522,822
8,188	*	Layne Christensen Co	185,622
3,397		LB Foster Co (Class A)	147,124
18,829		Lennox International, Inc	1,082,856
29,792		Lincoln Electric Holdings, Inc	1,606,683
4,224	e	Lindsay Manufacturing Co	393,001
3,827	*	LMI Aerospace, Inc	84,577
92,022		Lockheed Martin Corp	7,993,951
5,427		LSI Industries, Inc	39,291
6,598	*	Lydall, Inc	100,817
48,194		Manitowoc Co, Inc	848,214
124,983		Masco Corp	2,298,437
18,174	*	Mastec, Inc	514,324
4,086		Met-Pro Corp	42,372
3,458		Michael Baker Corp	88,836
7,126	*	Middleby Corp	1,007,331
4,890		Miller Industries, Inc	74,719
18,539	*	Moog, Inc (Class A)	812,008
10,247	*	MRC Global, Inc	314,890
15,860		MSC Industrial Direct Co (Class A)	1,254,843
8,155		Mueller Industries, Inc	435,151
58,853		Mueller Water Products, Inc (Class A)	347,821
8,464	*	MYR Group, Inc	190,017
1,705	e	National Presto Industries, Inc	125,062
24,239	*,e	Navistar International Corp	632,396
7,646	*	NCI Building Systems, Inc	118,360
6,552	*	NN, Inc	60,672

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,928		Nordson Corp	$1,550,391
2,603	*	Nortek, Inc	187,806
88,729		Northrop Grumman Corp	5,770,934
3,688	*	Northwest Pipe Co	90,909
19,543	*	Orbital Sciences Corp	287,282
11,606	*	Orion Marine Group, Inc	90,527
34,138	*	Oshkosh Truck Corp	1,337,527
43,175	*	Owens Corning, Inc	1,799,102
125,121		Paccar, Inc	5,888,194
41,389		Pall Corp	2,826,869
53,111		Parker Hannifin Corp	4,937,730
2,377	*	Patrick Industries, Inc	39,125
73,740		Pentair Ltd	3,737,143
14,900	*	Perini Corp	247,191
4,788	*	Pgt, Inc	23,461
4,586		Pike Electric Corp	47,694
8,727	*	PMFG, Inc	73,394
15,376	*,e	Polypore International, Inc	593,360
3,112	*	Powell Industries, Inc	140,818
51,477		Precision Castparts Corp	9,440,882
666		Preformed Line Products Co	44,942
8,456		Primoris Services Corp	162,186
3,976	*,e	Proto Labs, Inc	163,533
12,134		Quanex Building Products Corp	250,688
74,424	*	Quanta Services, Inc	2,156,063
11,990		Raven Industries, Inc	322,891
118,403		Raytheon Co	6,237,470
7,757	*	RBC Bearings, Inc	409,027
15,418		Regal-Beloit Corp	1,143,399
12,885	*,e	Rexnord Corp	257,442
13,790		Robbins & Myers, Inc	803,681
50,599		Rockwell Automation, Inc	4,512,925
48,756		Rockwell Collins, Inc	2,870,753
34,110		Roper Industries, Inc	4,006,220
10,973	*	Rush Enterprises, Inc (Class A)	259,621
3,246		Sauer-Danfoss, Inc	174,213
109		Seaboard Corp	294,661
6,316		SeaCube Container Leasing Ltd	145,079
24,025	*	Shaw Group, Inc	1,136,863
636		SIFCO Industries, Inc	9,845
12,955		Simpson Manufacturing Co, Inc	420,001
21,492		Snap-On, Inc	1,741,282
39,398	*	Spirit Aerosystems Holdings, Inc (Class A)	628,004
16,808		SPX Corp	1,254,381
5,388		Standex International Corp	305,230
59,713		Stanley Works	4,587,750
4,579	*	Sterling Construction Co, Inc	46,935
6,814		Sun Hydraulics Corp	188,066
1,295		Sypris Solutions, Inc	5,361
9,696	e	TAL International Group, Inc	406,262
16,633	*	Taser International, Inc	139,218
13,091	*	Teledyne Technologies, Inc	893,592

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,224		Tennant Co	$286,553
39,443	*	Terex Corp	1,277,164
4,514	e	Textainer Group Holdings Ltd	187,105
95,685		Textron, Inc	2,751,901
6,742	*	Thermon Group Holdings	163,156
31,473		Timken Co	1,687,268
16,412	e	Titan International, Inc	398,647
5,830	*,e	Titan Machinery, Inc	168,545
21,292		Toro Co	937,487
18,425		TransDigm Group, Inc	2,495,482
6,036	*	Trex Co, Inc	255,021
10,451	*	Trimas Corp	322,831
26,655		Trinity Industries, Inc	1,058,204
17,451		Triumph Group, Inc	1,228,027
4,132	e	Twin Disc, Inc	94,747
31,250	*	United Rentals, Inc	1,581,875
322,655		United Technologies Corp	28,254,898
8,007		Universal Forest Products, Inc	325,485
27,686		URS Corp	1,148,415
26,986	*,e	USG Corp	793,119
8,454		Valmont Industries, Inc	1,231,917
5,459		Vicor Corp	29,369
21,014		W.W. Grainger, Inc	4,577,270
32,008	*	Wabash National Corp	331,283
22,350	*	WABCO Holdings, Inc	1,400,451
10,601		Watsco, Inc	798,785
10,798		Watts Water Technologies, Inc (Class A)	497,788
14,435	*	WESCO International, Inc	1,052,745
17,837		Westinghouse Air Brake Technologies Corp	1,669,900
1,683	*	Willis Lease Finance Corp	24,791
22,838		Woodward Governor Co	877,208
66,903		Xylem, Inc	1,868,601

		TOTAL CAPITAL GOODS	486,709,668

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
17,830		ABM Industries, Inc	390,834
16,443	*	Acacia Research (Acacia Technologies)	419,790
45,822	*	ACCO Brands Corp	381,697
7,911		Acorn Energy, Inc	58,225
7,481		Administaff, Inc	251,586
82,397		ADT Corp	3,913,857
11,338	*	Advisory Board Co	614,860
6,236		American Ecology Corp	148,167
18,064	*	ARC Document Solutions, Inc	43,173
2,670	*	AT Cross Co	30,545
37,762		Avery Dennison Corp	1,454,215
2,948		Barrett Business Services, Inc	118,628
15,626		Brink’s Co	465,967
13,191	*	Casella Waste Systems, Inc (Class A)	59,887
10,918	*	CBIZ, Inc	66,163
5,042		CDI Corp	85,815
1,749		Ceco Environmental Corp	19,344

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,829	*,e	Cenveo, Inc	$89,572
41,106		Cintas Corp	1,737,140
18,710	*	Clean Harbors, Inc	1,040,089
3,313	*	Consolidated Graphics, Inc	121,355
32,423	*,e	Coolbrands International, Inc	48,634
35,794	*	Copart, Inc	1,285,363
11,087		Corporate Executive Board Co	555,570
36,669		Corrections Corp of America	1,389,388
2,830		Courier Corp	34,271
39,356		Covanta Holding Corp	776,100
4,480	*	CRA International, Inc	83,283
16,830		Deluxe Corp	619,176
13,512	*	Dolan Media Co	47,427
15,625	e	Dun & Bradstreet Corp	1,274,062
31,927	*	EnergySolutions, Inc	122,280
8,611	*	EnerNOC, Inc	133,040
7,262		Ennis, Inc	113,360
43,924		Equifax, Inc	2,578,339
4,829	*	Exponent, Inc	236,090
3,747	*	Franklin Covey Co	52,008
17,960	*	FTI Consulting, Inc	583,700
6,223		G & K Services, Inc (Class A)	249,169
22,525		Geo Group, Inc	734,765
5,424	*	GP Strategies Corp	116,074
28,117		Healthcare Services Group	679,026
7,045		Heidrick & Struggles International, Inc	111,381
2,145	*,e	Heritage-Crystal Clean, Inc	33,741
19,285		Herman Miller, Inc	476,339
5,637	*	Hill International, Inc	19,222
15,003		HNI Corp	473,645
9,160	*	Hudson Highland Group, Inc	44,060
7,522	*	Huron Consulting Group, Inc	256,500
5,492	*	ICF International, Inc	125,712
42,323	*	ICO Global Communications Holdings Ltd	61,792
18,744	*	IHS, Inc (Class A)	1,928,758
9,152	*,e	Innerworkings, Inc	127,304
23,611		Interface, Inc	396,193
5,323	e	Intersections, Inc	55,253
61,638		Iron Mountain, Inc	2,108,636
9,548		KAR Auction Services, Inc	203,659
7,438		Kelly Services, Inc (Class A)	118,562
9,136		Kforce, Inc	125,711
10,963		Kimball International, Inc (Class B)	118,400
20,019		Knoll, Inc	331,915
15,776	*	Korn/Ferry International	271,032
26,600		Manpower, Inc	1,369,900
8,193		McGrath RentCorp	244,889
19,145	*	Metalico, Inc	36,950
9,099		Mine Safety Appliances Co	420,556
7,273	*	Mistras Group, Inc	160,151
12,628	*	Mobile Mini, Inc	303,072
3,977		Multi-Color Corp	95,289

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,110	*	Navigant Consulting, Inc	$197,278
42,391	*	Nielsen Holdings NV	1,378,131
1,974		NL Industries, Inc	25,544
29,045	*,e	Odyssey Marine Exploration, Inc	89,313
17,349	*	On Assignment, Inc	424,183
10,079	*	Performant Financial Corp	128,003
68,009	e	Pitney Bowes, Inc	980,010
11,707	e	Quad	254,042
59,762	e	R.R. Donnelley & Sons Co	549,810
107,409		Republic Services, Inc	3,425,273
12,713		Resources Connection, Inc	155,226
52,931		Robert Half International, Inc	1,865,288
23,757		Rollins, Inc	587,273
6,232	*	RPX Corp	65,000
3,289		Schawk, Inc (Class A)	42,231
5,503	*	Standard Parking Corp	115,343
31,249		Steelcase, Inc (Class A)	425,924
31,618	*	Stericycle, Inc	2,983,158
8,391	*	Team, Inc	367,610
23,282	*	Tetra Tech, Inc	667,262
6,032	*	TMS International Corp	84,086
21,195		Towers Watson & Co	1,294,591
4,805	*	TRC Cos, Inc	28,686
12,170	*	TrueBlue, Inc	209,202
162,953		Tyco International Ltd	4,926,069
5,127		Unifirst Corp	419,081
13,438		United Stationers, Inc	448,023
52,347	*	Verisk Analytics, Inc	2,887,461
5,673		Viad Corp	158,390
1,144		VSE Corp	27,467
1,807	*	WageWorks, Inc	36,068
42,687		Waste Connections, Inc	1,537,586
161,296		Waste Management, Inc	5,867,948

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	65,891,216

CONSUMER DURABLES & APPAREL - 1.5%
10,814	e	American Greetings Corp (Class A)	173,024
4,635	*	Arctic Cat, Inc	167,509
3,330		Bassett Furniture Industries, Inc	46,354
8,730	*,e	Beazer Homes USA, Inc	164,299
5,537	e	Blyth, Inc	77,573
29,584		Brunswick Corp	1,069,757
32,312	e	Callaway Golf Co	211,967
17,098	*	Carter’s, Inc	1,029,812
2,440	*	Cavco Industries, Inc	126,538
2,894		Cherokee, Inc	40,892
8,793	*	Clarus Corp	67,266
100,064		Coach, Inc	5,103,264
4,499	e	Columbia Sportswear Co	229,854
29,860	*	CROCS, Inc	443,720
2,348		CSS Industries, Inc	53,323
4,647		Culp, Inc	81,322

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,817	*,e	Deckers Outdoor Corp	$512,039
1,964	*	Delta Apparel, Inc	28,380
92,665		DR Horton, Inc	2,192,454
10,005	e	Ethan Allen Interiors, Inc	289,245
40,011	*	Fifth & Pacific Cos, Inc	604,166
1,310		Flexsteel Industries, Inc	30,733
19,175	*	Fossil, Inc	2,024,496
37,708	*,e	Garmin Ltd	1,428,756
7,044	*	G-III Apparel Group Ltd	252,809
35,101	*	Hanesbrands, Inc	1,315,585
25,808		Harman International Industries, Inc	1,155,682
39,951	e	Hasbro, Inc	1,492,969
10,422	*	Helen of Troy Ltd	377,276
3,003		Hooker Furniture Corp	45,345
40,146	*,e	Hovnanian Enterprises, Inc (Class A)	229,234
23,409	*	Iconix Brand Group, Inc	562,986
7,969	*	iRobot Corp	182,331
6,539	e	Jakks Pacific, Inc	85,399
28,615	*	Jarden Corp	1,683,707
1,558	*	Johnson Outdoors, Inc	33,466
27,199		Jones Apparel Group, Inc	326,388
29,713	e	KB Home	566,627
7,319	*	K-Swiss, Inc (Class A)	34,472
20,790		La-Z-Boy, Inc	325,156
21,299	*	Leapfrog Enterprises, Inc	191,904
46,490		Leggett & Platt, Inc	1,368,666
55,551	e	Lennar Corp (Class A)	2,307,589
5,569	*	Libbey, Inc	104,586
2,601		Lifetime Brands, Inc	27,675
8,125	*,e	M/I Homes, Inc	221,325
11,940	*	Maidenform Brands, Inc	231,755
122,852		Mattel, Inc	4,622,921
12,650		MDC Holdings, Inc	497,398
10,148	*	Meritage Homes Corp	448,947
30,201	*	Michael Kors Holdings Ltd	1,695,182
19,904	*	Mohawk Industries, Inc	2,023,441
5,844		Movado Group, Inc	213,657
3,430		Nacco Industries, Inc (Class A)	223,499
100,934		Newell Rubbermaid, Inc	2,369,930
253,772		Nike, Inc (Class B)	13,716,377
1,739	*	NVR, Inc	1,790,579
4,558		Oxford Industries, Inc	225,074
4,826		Perry Ellis International, Inc	93,142
24,949		Phillips-Van Heusen Corp	2,965,688
22,722		Polaris Industries, Inc	1,978,859
18,047		Pool Corp	826,913
117,858	*	Pulte Homes, Inc	2,444,375
46,780	*	Quiksilver, Inc	305,941
21,091		Ralph Lauren Corp	3,511,230
1,607		RG Barry Corp	21,502
14,823		Ryland Group, Inc	588,770
22,423	*,e	Sealy Corp	48,434

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,551	*	Skechers U.S.A., Inc (Class A)	$238,469
4,730	*,e	Skullcandy, Inc	31,123
22,643	*,e	Smith & Wesson Holding Corp	194,730
46,519	*,e	Standard-Pacific Corp	386,108
2,912	*	Steinway Musical Instruments, Inc	64,763
15,292	*	Steven Madden Ltd	704,655
6,382	e	Sturm Ruger & Co, Inc	324,014
22,048	*	Tempur-Pedic International, Inc	858,990
47,893	*	Toll Brothers, Inc	1,793,593
8,490		True Religion Apparel, Inc	201,298
6,195	*	Tumi Holdings, Inc	139,326
19,484		Tupperware Corp	1,484,681
27,759	*	Under Armour, Inc (Class A)	1,412,100
5,539	*	Unifi, Inc	74,776
5,633	*	Universal Electronics, Inc	107,590
6,659	*,e	Vera Bradley, Inc	168,406
31,627		VF Corp	4,667,513
15,271	*	Warnaco Group, Inc	1,117,990
1,967		Weyco Group, Inc	44,808
27,544		Whirlpool Corp	3,178,027
17,550		Wolverine World Wide, Inc	754,650
9,970	*,e	Zagg, Inc	68,992

		TOTAL CONSUMER DURABLES & APPAREL	87,948,136

CONSUMER SERVICES - 2.2%
11,879	*	AFC Enterprises	345,204
5,892	*,e	American Public Education, Inc	227,019
10,933		Ameristar Casinos, Inc	289,725
31,843	*	Apollo Group, Inc (Class A)	643,865
4,702	*	Ascent Media Corp (Series A)	299,564
14,152	*	Bally Technologies, Inc	681,560
7,925	*	BJ’s Restaurants, Inc	253,362
6,090	*	Bloomin’ Brands, Inc	113,091
3,852	*,e	Bluegreen Corp	36,979
10,258		Bob Evans Farms, Inc	454,122
27,148	*,e	Boyd Gaming Corp	190,307
7,384	*	Bravo Brio Restaurant Group, Inc	110,022
7,555	*,e	Bridgepoint Education, Inc	79,705
25,011		Brinker International, Inc	818,860
6,170	*	Buffalo Wild Wings, Inc	453,803
20,603	*,e	Caesars Entertainment Corp	165,854
5,870	*	Capella Education Co	160,368
24,175	*	Career Education Corp	83,646
145,672		Carnival Corp	5,640,420
7,066		Carriage Services, Inc	98,783
7,593	*	Carrols Restaurant Group, Inc	47,608
8,052		CBRL Group, Inc	521,931
5,457		CEC Entertainment, Inc	179,863
17,841	e	Cheesecake Factory	591,608
11,142	*	Chipotle Mexican Grill, Inc (Class A)	3,420,705
12,230	e	Choice Hotels International, Inc	440,769
4,628		Churchill Downs, Inc	299,246

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,161	*	Chuy’s Holdings, Inc	$61,329
12,953	*,e	Coinstar, Inc	659,049
1,194	e	Collectors Universe	14,364
32,073	*	Corinthian Colleges, Inc	78,900
43,943		Darden Restaurants, Inc	2,043,350
4,054	*	Del Frisco’s Restaurant Group, Inc	64,094
32,666	*	Denny’s Corp	165,290
21,780	e	DeVry, Inc	548,203
5,020	*	DineEquity, Inc	367,765
21,850		Domino’s Pizza, Inc	1,017,555
26,861		Dunkin Brands Group, Inc	980,695
8,792	*,e	Education Management Corp	38,069
1,665		Einstein Noah Restaurant Group, Inc	21,395
5,613	*	Fiesta Restaurant Group, Inc	99,968
2,200		Frisch’s Restaurants, Inc	40,194
15,976	*	Grand Canyon Education, Inc	381,187
100,343		H&R Block, Inc	2,284,810
18,309		Hillenbrand, Inc	453,148
15,006	*	Hyatt Hotels Corp	601,290
1,858	*	Ignite Restaurant Group, Inc	26,941
88,817		International Game Technology	1,365,117
9,112		International Speedway Corp (Class A)	249,760
12,829		Interval Leisure Group, Inc	254,014
5,713	*	Isle of Capri Casinos, Inc	40,162
10,029	*,e	ITT Educational Services, Inc	168,888
14,626	*	Jack in the Box, Inc	424,593
29,868	*,e	Jamba, Inc	77,358
11,736	*,e	K12, Inc	216,647
25,800	*	Krispy Kreme Doughnuts, Inc	335,400
139,742		Las Vegas Sands Corp	7,720,746
14,209	*	Life Time Fitness, Inc	720,823
6,307		Lincoln Educational Services Corp	34,941
5,306	*	Luby’s, Inc	36,187
3,309		Mac-Gray Corp	39,940
5,641		Marcus Corp	75,025
86,865		Marriott International, Inc (Class A)	3,472,863
11,298	*	Marriott Vacations Worldwide Corp	501,405
9,256		Matthews International Corp (Class A)	303,227
358,840		McDonald’s Corp	34,193,863
143,456	*	MGM Mirage	1,831,933
2,018	*	Monarch Casino & Resort, Inc	20,906
6,251	*	Morgans Hotel Group Co	33,693
5,319	*	MTR Gaming Group, Inc	21,276
12,900	*	Multimedia Games, Inc	218,526
766	*	Nathan’s Famous, Inc	31,613
37,230	*	Orient-Express Hotels Ltd (Class A)	432,613
10,357	*	Panera Bread Co (Class A)	1,655,152
6,386	*	Papa John’s International, Inc	358,255
24,118	*	Penn National Gaming, Inc	1,173,582
20,756	*	Pinnacle Entertainment, Inc	322,756
6,551	*,e	Premier Exhibitions, Inc	15,526
4,034	*,e	Red Lion Hotels Corp	30,134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,294	*	Red Robin Gourmet Burgers, Inc	$158,749
26,540	e	Regis Corp	471,085
52,964		Royal Caribbean Cruises Ltd	1,917,297
26,434	*	Ruby Tuesday, Inc	199,048
13,776	*	Ruth’s Chris Steak House, Inc	106,902
23,442	*	Scientific Games Corp (Class A)	208,399
71,941		Service Corp International	1,074,079
18,215	*	SHFL Entertainment, Inc	269,582
14,169		Six Flags Entertainment Corp	891,797
20,083	*	Sonic Corp	224,126
22,441		Sotheby’s (Class A)	806,081
3,282		Speedway Motorsports, Inc	53,694
268,470		Starbucks Corp	15,066,536
67,446		Starwood Hotels & Resorts Worldwide, Inc	4,141,859
422	*	Steak N Shake Co	155,667
4,996	*	Steiner Leisure Ltd	225,070
21,750		Stewart Enterprises, Inc (Class A)	179,438
6,194	e	Strayer Education, Inc	352,439
20,655		Texas Roadhouse, Inc (Class A)	363,321
8,058		Town Sports International Holdings, Inc	84,851
10,654		Universal Technical Institute, Inc	120,390
11,906		Vail Resorts, Inc	629,232
8,835	e	Weight Watchers International, Inc	472,407
92,932		Wendy’s	477,670
18,314	*	WMS Industries, Inc	453,271
49,772		Wyndham Worldwide Corp	2,776,780
28,170		Wynn Resorts Ltd	3,527,447
161,976		Yum! Brands, Inc	10,518,721

		TOTAL CONSUMER SERVICES	128,898,447

DIVERSIFIED FINANCIALS - 6.3%
18,659	*	Affiliated Managers Group, Inc	2,685,590
110,254	*	American Capital Ltd	1,472,993
355,912		American Express Co	20,931,185
71,929		Ameriprise Financial, Inc	4,770,331
67,273		Apollo Investment Corp	605,457
82,267		Ares Capital Corp	1,473,402
17,788		Artio Global Investors, Inc	35,042
4,821	*	Asset Acceptance Capital Corp	25,889
3,269		Asta Funding, Inc	30,957
3,806,184		Bank of America Corp	43,086,003
424,876		Bank of New York Mellon Corp	11,539,632
28,729		BGC Partners, Inc (Class A)	114,629
24,389		BlackRock Kelso Capital Corp	260,231
45,247		BlackRock, Inc	10,690,961
7,601		Calamos Asset Management, Inc (Class A)	79,202
205,947		Capital One Financial Corp	11,598,935
812		Capital Southwest Corp	87,574
9,718		Cash America International, Inc	465,589
31,027		CBOE Holdings, Inc	1,051,195
386,293		Charles Schwab Corp	6,385,423
1,036,777		Citigroup, Inc	43,710,518

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

117,527		CME Group, Inc	$6,797,762
10,112	e	Cohen & Steers, Inc	332,584
31,119	*	Cowen Group, Inc	82,777
2,674	*	Credit Acceptance Corp	266,250
1,901	*	Deerfield Capital Corp	16,786
718		Diamond Hill Investment Group, Inc	51,940
175,444		Discover Financial Services	6,735,295
14,546	*	Dollar Financial Corp	280,156
8,511		Duff & Phelps Corp	135,240
101,949	*	E*Trade Financial Corp	1,081,679
43,629		Eaton Vance Corp	1,579,370
6,401	*,e	Encore Capital Group, Inc	192,606
4,177		Epoch Holding Corp	116,956
9,397		Evercore Partners, Inc (Class A)	360,093
15,826	*	Ezcorp, Inc (Class A)	351,337
8,895	*	FBR Capital Markets Corp	35,313
37,124	e	Federated Investors, Inc (Class B)	878,354
4,359	e	Fidus Investment Corp	78,157
30,124	*	Fifth Street Finance Corp	326,845
15,291	*,e	Financial Engines, Inc	508,579
12,290	*	First Cash Financial Services, Inc	655,180
10,604	*,e	First Marblehead Corp	10,292
4,160	*	Firsthand Technology Value Fund, Inc	76,170
49,916		Franklin Resources, Inc	6,832,502
2,593		Friedman Billings Ramsey Group, Inc (Class A)	60,598
5,173	e	FXCM, Inc	62,024
3,332		Gain Capital Holdings, Inc	14,294
1,866		GAMCO Investors, Inc (Class A)	105,149
27,509		GFI Group, Inc	93,531
8,722		Gladstone Capital Corp	79,196
9,957		Gladstone Investment Corp	74,379
173,367		Goldman Sachs Group, Inc	25,634,045
4,119	e	Golub Capital BDC, Inc	66,316
12,809	*,e	Green Dot Corp	171,641
12,183		Greenhill & Co, Inc	717,579
8,582	*,e	GSV Capital Corp	73,376
8,635	*	Harris & Harris Group, Inc	32,727
14,624		Hercules Technology Growth Capital, Inc	178,852
9,349		HFF, Inc (Class A)	163,047
3,481		Horizon Technology Finance Corp	53,503
11,577		Interactive Brokers Group, Inc (Class A)	165,551
25,668	*	IntercontinentalExchange, Inc	3,561,435
5,071	*	International Assets Holding Corp	88,844
10,340	*	Internet Capital Group, Inc	124,080
153,003		Invesco Ltd	4,169,332
14,427	*	Investment Technology Group, Inc	146,001
17,893	e	iShares Russell 2000 Index Fund	1,603,571
78,645	e	Janus Capital Group, Inc	731,399
46,983		Jefferies Group, Inc	936,371
4,272		JMP Group, Inc	28,195
1,348,248		JPMorgan Chase & Co	63,435,068
10,014		KBW, Inc	158,922

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,103	e	KCAP Financial, Inc	$94,125
74,694	*	Knight Capital Group, Inc (Class A)	277,862
34,013	*,e	Ladenburg Thalmann Financial Services, Inc	41,836
37,928		Lazard Ltd (Class A)	1,314,205
51,685		Legg Mason, Inc	1,429,090
65,427		Leucadia National Corp	1,665,117
16,730		LPL Financial Holdings, Inc	557,109
8,452	e	Main Street Capital Corp	269,027
5,544		Manning & Napier, Inc	78,170
12,052		MarketAxess Holdings, Inc	455,686
2,385		Marlin Business Services Corp	52,470
26,891		MCG Capital Corp	123,968
6,294		Medallion Financial Corp	80,500
7,582		Medley Capital Corp	115,246
2,210		MicroFinancial, Inc	16,597
70,029		Moody’s Corp	3,838,990
540,310		Morgan Stanley	12,346,083
42,474	*	MSCI, Inc (Class A)	1,433,073
6,681		MVC Capital, Inc	81,308
44,687		Nasdaq Stock Market, Inc	1,265,536
7,087		Nelnet, Inc (Class A)	215,657
8,367	*,e	Netspend Holdings, Inc	90,698
4,417		New Mountain Finance Corp	66,255
7,541	*	NewStar Financial, Inc	107,535
6,026		NGP Capital Resources Co	43,869
2,717	e	Nicholas Financial, Inc	35,511
75,575		Northern Trust Corp	3,889,845
91,892		NYSE Euronext	3,176,706
4,537		Oppenheimer Holdings, Inc	77,174
16,971		PennantPark Investment Corp	189,736
18,786	*,e	PHH Corp	411,038
7,523	*	Pico Holdings, Inc	158,209
4,385	*	Piper Jaffray Cos	169,831
5,654	*	Portfolio Recovery Associates, Inc	604,695
66,666		Prospect Capital Corp	751,992
2,413		Pzena Investment Management, Inc (Class A)	14,068
39,277		Raymond James Financial, Inc	1,752,933
1,496	*,e	Regional Management Corp	25,133
3,453		Resource America, Inc (Class A)	26,761
5,775	*	Safeguard Scientifics, Inc	89,166
52,510		SEI Investments Co	1,415,670
166,279		SLM Corp	2,808,452
15,270		Solar Capital Ltd	385,873
3,668		Solar Senior Capital Ltd	68,372
100,137		SPDR Trust Series 1	14,990,509
174,100		State Street Corp	9,688,665
17,780	*,e	Stifel Financial Corp	655,193
12,627	*	SWS Group, Inc	83,212
90,020		T Rowe Price Group, Inc	6,431,929
1,543		TCP Capital Corp	22,883
85,982		TD Ameritrade Holding Corp	1,667,191
4,990		THL Credit, Inc	74,401

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,687		TICC Capital Corp	$146,177
8,919	e	Triangle Capital Corp	242,954
2,156	*	Virtus Investment Partners, Inc	321,266
32,920		Waddell & Reed Financial, Inc (Class A)	1,306,924
12,140		Walter Investment Management Corp	543,993
1,754		Westwood Holdings Group, Inc	73,738
17,030	*	WisdomTree Investments, Inc	147,309
3,582	*,e	World Acceptance Corp	277,784

		TOTAL DIVERSIFIED FINANCIALS	370,397,292

ENERGY - 10.1%
29,534	*,e	Abraxas Petroleum Corp	63,498
534		Adams Resources & Energy, Inc	19,058
3,092		Alon USA Energy, Inc	60,665
90,592	*	Alpha Natural Resources, Inc	802,645
14,230	*,e	Amyris Biotechnologies, Inc	43,259
175,538		Anadarko Petroleum Corp	14,046,551
138,004		Apache Corp	11,559,215
3,121	e	APCO Argentina, Inc	40,667
10,991	*,e	Approach Resources, Inc	292,251
79,121	e	Arch Coal, Inc	563,342
20,920	*	Atwood Oceanics, Inc	1,103,948
153,619		Baker Hughes, Inc	6,869,842
16,101	*,e	Basic Energy Services, Inc	208,186
20,748		Berry Petroleum Co (Class A)	763,941
21,732	*	Bill Barrett Corp	347,060
2,453		Bolt Technology Corp	36,550
6,776	*,e	Bonanza Creek Energy, Inc	209,243
74,448	*,e	BPZ Energy, Inc	234,511
13,774		Bristow Group, Inc	784,843
19,526	*	C&J Energy Services, Inc	447,341
71,721		Cabot Oil & Gas Corp	3,785,434
34,064	*,e	Cal Dive International, Inc	64,722
18,884	*	Callon Petroleum Co	97,253
86,008	*	Cameron International Corp	5,445,166
6,550	e	CARBO Ceramics, Inc	524,721
17,933	*	Carrizo Oil & Gas, Inc	385,201
1,513	*	Ceres, Inc	6,506
80,226	*	Cheniere Energy, Inc	1,703,198
232,899	e	Chesapeake Energy Corp	4,699,902
698,387		Chevron Corp	80,419,263
30,089		Cimarex Energy Co	1,921,484
1,736	*	Clayton Williams Energy, Inc	69,180
21,925	*,e	Clean Energy Fuels Corp	280,859
20,287	*	Cloud Peak Energy, Inc	355,225
65,194	*	Cobalt International Energy, Inc	1,578,347
20,922	*	Comstock Resources, Inc	305,252
35,468	*	Concho Resources, Inc	3,235,391
446,668		ConocoPhillips	25,906,744
78,757		Consol Energy, Inc	2,468,244
4,681		Contango Oil & Gas Co	200,955
14,017	*	Continental Resources, Inc	1,165,093

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,019	*	Crimson Exploration, Inc	$9,238
13,451		Crosstex Energy, Inc	227,322
5,181	*	CVR Energy, Inc	304,384
20,829	*,m	CVR Energy, Inc (Contingent value right)	0
3,210	*	Dawson Geophysical Co	85,771
5,636		Delek US Holdings, Inc	191,455
133,579	*	Denbury Resources, Inc	2,488,577
139,939	*	Devon Energy Corp	8,003,111
25,211	e	Diamond Offshore Drilling, Inc	1,893,094
5,240	*	Diamondback Energy, Inc	117,481
26,272	*	Dresser-Rand Group, Inc	1,603,906
14,138	*	Dril-Quip, Inc	1,146,450
4,655	*	Emerald Oil, Inc	27,697
16,740	*,e	Endeavour International Corp	91,066
25,150		Energen Corp	1,210,721
29,477		Energy XXI Bermuda Ltd	923,220
95,048		EOG Resources, Inc	11,879,099
13,337	*	EPL Oil & Gas, Inc	326,223
44,944		Equitable Resources, Inc	2,670,123
4,500	*	Evolution Petroleum Corp	42,345
41,330	e	EXCO Resources, Inc	264,925
26,821	*	Exterran Holdings, Inc	623,320
1,653,220	d	Exxon Mobil Corp	148,740,203
81,630	*	FMC Technologies, Inc	3,865,181
3,589	*	Forbes Energy Services Ltd	8,362
47,264	*	Forest Oil Corp	328,957
7,319	*,e	Forum Energy Technologies, Inc	186,708
24,608	*,e	Frontline Ltd	85,390
16,136	*	FX Energy, Inc	64,383
16,266		GasLog Ltd	206,904
16,053	*	Gastar Exploration Ltd	17,498
4,220	*	Geospace Technologies Corp	380,475
11,545	*,e	Gevo, Inc	26,554
8,406	*	Global Geophysical Services, Inc	32,111
14,395	e	Golar LNG Ltd	590,915
9,197	*,e	Goodrich Petroleum Corp	91,418
12,779	*	Green Plains Renewable Energy, Inc	99,804
4,813		Gulf Island Fabrication, Inc	111,758
8,852		Gulfmark Offshore, Inc	307,696
24,796	*	Gulfport Energy Corp	1,023,331
50,855	*	Halcon Resources Corp	388,532
325,240		Halliburton Co	13,230,763
17,811	*,e	Harvest Natural Resources, Inc	165,286
62,484	*,e	Heckmann Corp	239,939
40,592	*	Helix Energy Solutions Group, Inc	962,842
33,774		Helmerich & Payne, Inc	2,173,019
65,621	*	Hercules Offshore, Inc	431,786
107,230		Hess Corp	7,201,567
72,891		Holly Corp	3,806,368
11,657	*	Hornbeck Offshore Services, Inc	429,094
41,644	*	ION Geophysical Corp	283,179
189	*	Isramco, Inc	19,229

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

56,501	*	Key Energy Services, Inc	$459,353
171,189		Kinder Morgan, Inc	6,412,740
7,832	*,e	KiOR, Inc (Class A)	43,076
10,226	e	Knightsbridge Tankers Ltd	68,310
100,249	*	Kodiak Oil & Gas Corp	922,291
33,308	*	Kosmos Energy LLC	412,353
6,824	*	Laredo Petroleum Holdings, Inc	125,903
11,127	e	Lufkin Industries, Inc	644,365
64,806	*,e	Magnum Hunter Resources Corp	261,816
245,476		Marathon Oil Corp	8,250,448
119,939		Marathon Petroleum Corp	8,900,673
3,925	*	Matador Resources Co	31,008
9,733	*	Matrix Service Co	138,987
87,877	*	McDermott International, Inc	1,069,463
45,217	*	McMoRan Exploration Co	714,881
6,500	*	Midstates Petroleum Co, Inc	46,150
14,890	*,e	Miller Petroleum, Inc	60,007
5,231	*	Mitcham Industries, Inc	77,523
66,256		Murphy Oil Corp	3,943,557
104,083	*	Nabors Industries Ltd	1,735,064
149,738		National Oilwell Varco, Inc	11,101,575
5,055	*	Natural Gas Services Group, Inc	91,950
48,933	*	Newfield Exploration Co	1,443,523
29,768	*	Newpark Resources, Inc	256,600
61,719		Noble Energy, Inc	6,652,691
22,401	e	Nordic American Tanker Shipping	193,545
21,063	*,e	Northern Oil And Gas, Inc	348,382
30,746	*	Oasis Petroleum, Inc	1,103,166
285,915		Occidental Petroleum Corp	25,237,717
37,102		Oceaneering International, Inc	2,345,217
20,438	*	Oil States International, Inc	1,585,580
1,958		Panhandle Oil and Gas, Inc (Class A)	55,979
63,075	*	Parker Drilling Co	354,481
57,451	e	Patterson-UTI Energy, Inc	1,168,553
10,074	*	PDC Energy, Inc	373,040
93,154		Peabody Energy Corp	2,342,823
19,330		Penn Virginia Corp	82,926
16,696	*	Petroquest Energy, Inc	85,817
4,432	*	PHI, Inc	146,655
220,573		Phillips 66	13,360,107
22,613	*	Pioneer Energy Services Corp	171,407
42,960		Pioneer Natural Resources Co	5,049,518
44,609	*	Plains Exploration & Production Co	2,130,080
59,202		Questar Market Resources, Inc	1,737,579
54,606	*,e	Quicksilver Resources, Inc	149,620
55,359		Range Resources Corp	3,718,464
7,155	*	Renewable Energy Group, Inc	48,511
115,985		Rentech, Inc	356,074
16,011	*	Resolute Energy Corp	136,254
22,884	*	Rex Energy Corp	300,467
3,113	*	Rex Stores Corp	67,988
4,995	*	RigNet, Inc	106,993

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,461	*	Rosetta Resources, Inc	$925,782
44,345	*	Rowan Cos PLC	1,529,016
20,386	e	RPC, Inc	305,178
6,256	*,e	Sanchez Energy Corp	124,995
180,206	*,e	SandRidge Energy, Inc	1,275,858
5,249	*	Saratoga Resources, Inc	16,639
471,372		Schlumberger Ltd	36,790,585
15,610	*	Scorpio Tankers, Inc	131,592
7,273		SEACOR Holdings, Inc	661,625
13,816	*	SemGroup Corp	596,299
15,173		Ship Finance International Ltd	255,817
9,425	*,e	Solazyme, Inc	73,986
122,886	*	Southwestern Energy Co	4,214,990
232,102		Spectra Energy Corp	6,447,794
23,357		St. Mary Land & Exploration Co	1,358,443
21,215	*	Stone Energy Corp	477,338
52,329	*	Superior Energy Services	1,306,655
21,919	*	Swift Energy Co	330,319
16,959	*	Synergy Resources Corp	105,146
10,770		Targa Resources Investments, Inc	650,077
11,988		Teekay Corp	421,738
28,212	e	Teekay Tankers Ltd (Class A)	80,686
17,681	*	Tesco Corp	213,763
49,721		Tesoro Corp	2,420,915
32,734	*	Tetra Technologies, Inc	278,239
7,776		TGC Industries, Inc	70,762
19,185		Tidewater, Inc	943,326
16,493	*	Triangle Petroleum Corp	103,741
55,902	*,e	Ultra Petroleum Corp	1,018,534
16,023	*	Unit Corp	771,187
29,047	*,e	Uranerz Energy Corp	42,699
33,517	*,e	Uranium Energy Corp	75,413
29,032	*	Vaalco Energy, Inc	246,482
195,352		Valero Energy Corp	8,542,743
91,429	*,e	Vantage Drilling Co	170,972
11,475		W&T Offshore, Inc	201,960
31,916	*	Warren Resources, Inc	96,705
19,114	e	Western Refining, Inc	642,804
2,810	*,e	Westmoreland Coal Co	28,212
41,439	*	Whiting Petroleum Corp	1,971,668
16,376	*	Willbros Group, Inc	107,099
235,596		Williams Cos, Inc	8,257,640
26,620		World Fuel Services Corp	1,147,588
65,969	*	WPX Energy, Inc	991,514
6,088	*,e	ZaZa Energy Corp	9,923

		TOTAL ENERGY	595,799,233

FOOD & STAPLES RETAILING - 2.0%
6,081		Andersons, Inc	286,719
213		Arden Group, Inc (Class A)	19,937
13,033		Casey’s General Stores, Inc	713,296
2,914	*	Chefs’ Warehouse Holdings, Inc	48,343

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

154,269		Costco Wholesale Corp	$15,787,889
451,789		CVS Corp	23,131,597
9,514	*	Fresh Market, Inc	465,139
15,140		Harris Teeter Supermarkets, Inc	628,159
5,081		Ingles Markets, Inc (Class A)	97,504
185,568		Kroger Co	5,140,234
5,116		Nash Finch Co	106,259
2,284	*,e	Natural Grocers by Vitamin C	46,913
8,311	*	Pantry, Inc	103,888
6,748		Pricesmart, Inc	519,664
218,984	*	Rite Aid Corp	350,374
5,490	e	Roundy’s, Inc	31,952
83,793	e	Safeway, Inc	1,613,015
6,244		Spartan Stores, Inc	101,403
112,622	e	Supervalu, Inc	440,352
3,907	*	Susser Holdings Corp	163,547
207,222		Sysco Corp	6,583,443
17,233	*	United Natural Foods, Inc	930,237
3,102		Village Super Market (Class A)	99,233
303,804		Walgreen Co	12,140,008
597,604		Wal-Mart Stores, Inc	41,802,400
3,877		Weis Markets, Inc	156,088
65,538		Whole Foods Market, Inc	6,308,033

		TOTAL FOOD & STAPLES RETAILING	117,815,626

FOOD, BEVERAGE & TOBACCO - 5.1%
616		Alico, Inc	26,839
32,457	*	Alliance One International, Inc	117,494
718,572		Altria Group, Inc	24,201,505
1,419	*,e	Annie’s, Inc	50,885
233,939		Archer Daniels Midland Co	6,674,280
18,271		B&G Foods, Inc (Class A)	579,191
55,647		Beam, Inc	3,413,387
3,130	*,e	Boston Beer Co, Inc (Class A)	439,264
19,461	*	Boulder Brands, Inc	261,361
52,750		Brown-Forman Corp (Class B)	3,412,925
51,099		Bunge Ltd	4,070,546
3,298	e	Calavo Growers, Inc	82,153
6,231		Cal-Maine Foods, Inc	259,708
63,024	e	Campbell Soup Co	2,313,611
28,458	*,e	Central European Distribution Corp	61,185
16,081	*	Chiquita Brands International, Inc	118,195
1,500		Coca-Cola Bottling Co Consolidated	97,095
1,373,051		Coca-Cola Co	51,132,419
106,971		Coca-Cola Enterprises, Inc	3,730,079
145,765		ConAgra Foods, Inc	4,765,058
52,332	*	Constellation Brands, Inc (Class A)	1,693,464
2,336	*	Craft Brewers Alliance, Inc	15,581
39,027	*	Darling International, Inc	658,385
69,672	*	Dean Foods Co	1,275,694
9,393	e	Diamond Foods, Inc	134,132
10,022	*,e	Dole Food Co, Inc	111,645

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

74,566		Dr Pepper Snapple Group, Inc	$3,360,690
3,385	*	Farmer Bros Co	45,494
40,171		Flowers Foods, Inc	1,079,796
16,336		Fresh Del Monte Produce, Inc	430,454
227,578		General Mills, Inc	9,544,621
48,316	*,e	Green Mountain Coffee Roasters, Inc	2,199,827
390		Griffin Land & Nurseries, Inc (Class A)	11,739
112,872		H.J. Heinz Co	6,843,429
12,179	*	Hain Celestial Group, Inc	694,081
54,150		Hershey Co	4,302,217
43,798		Hillshire Brands Co	1,356,862
50,155		Hormel Foods Corp	1,735,865
26,283		Ingredion, Inc	1,736,518
4,009	*	Inventure Foods, Inc	28,584
6,957		J&J Snack Foods Corp	474,120
39,303		J.M. Smucker Co	3,483,425
4,002		John B. Sanfilippo & Son, Inc	73,757
86,993		Kellogg Co	5,089,090
209,707		Kraft Foods Group, Inc	9,692,658
6,961		Lancaster Colony Corp	497,433
14,599		Lance, Inc	371,253
2,195	e	Limoneira Co	47,741
137,229		Lorillard, Inc	5,361,537
46,813		McCormick & Co, Inc	2,918,791
71,149		Mead Johnson Nutrition Co	5,407,324
43,898		Molson Coors Brewing Co (Class B)	1,983,312
623,584		Mondelez International, Inc	17,329,399
50,271	*	Monster Beverage Corp	2,407,981
2,927		National Beverage Corp	40,422
9,474	*	Omega Protein Corp	65,465
553,921		PepsiCo, Inc	40,353,145
602,950		Philip Morris International, Inc	53,156,072
17,065	*	Pilgrim’s Pride Corp	144,199
9,140	*	Post Holdings, Inc	347,229
115,111		Reynolds American, Inc	5,062,582
7,597		Sanderson Farms, Inc	383,497
2,561	*	Seneca Foods Corp	76,856
50,659	*	Smithfield Foods, Inc	1,180,861
3,890	*	Synutra International, Inc	17,272
7,893	e	Tootsie Roll Industries, Inc	213,900
13,034	*	TreeHouse Foods, Inc	689,890
102,700		Tyson Foods, Inc (Class A)	2,271,724
10,107	e	Universal Corp	549,619
26,229	e	Vector Group Ltd	407,599
7,970	*,e	WhiteWave Foods Co	129,034

		TOTAL FOOD, BEVERAGE & TOBACCO	303,293,445

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
7,127		Abaxis, Inc	275,957
556,113		Abbott Laboratories	18,841,108
9,699	*,e	Abiomed, Inc	135,301
9,541	*	Acadia Healthcare Co, Inc	243,963

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,747	*,e	Accretive Health, Inc	$306,574
23,631	*	Accuray, Inc	120,754
124,853		Aetna, Inc	6,021,660
13,371		Air Methods Corp	584,580
23,844	*	Align Technology, Inc	747,748
56,901	*	Allscripts Healthcare Solutions, Inc	630,463
3,489		Almost Family, Inc	69,850
15,606	*	Alphatec Holdings, Inc	26,998
10,390	*	Amedisys, Inc	115,537
84,251		AmerisourceBergen Corp	3,822,468
19,681	*	AMN Healthcare Services, Inc	239,124
12,744	*	Amsurg Corp	397,740
4,380		Analogic Corp	333,712
6,931	*	Angiodynamics, Inc	84,558
5,457	*	Anika Therapeutics, Inc	57,953
41,233	*,e	Antares Pharma, Inc	157,098
9,134	*	Arthrocare Corp	332,752
8,579		Assisted Living Concepts, Inc (A Shares)	84,246
11,860	*,e	athenahealth, Inc	1,025,534
3,941	*	AtriCure, Inc	31,764
522		Atrion Corp	104,666
30,553		Bard (C.R.), Inc	3,118,545
194,734		Baxter International, Inc	13,210,755
72,023		Becton Dickinson & Co	6,052,813
13,310	*,e	Bio-Reference Labs, Inc	369,619
14,520	*	BioScrip, Inc	163,060
517,355	*	Boston Scientific Corp	3,864,642
32,264	*	Brookdale Senior Living, Inc	871,451
7,041		Cantel Medical Corp	221,158
13,051	*	Capital Senior Living Corp	277,073
121,981		Cardinal Health, Inc	5,343,988
4,160	*	Cardiovascular Systems, Inc	65,478
75,888	*	CareFusion Corp	2,355,564
71,715	*	Catamaran Corp	3,721,291
17,024	*	Centene Corp	734,756
51,165	*	Cerner Corp	4,223,671
21,670	*,e	Cerus Corp	68,694
6,703		Chemed Corp	506,412
3,177	*,e	Chindex International, Inc	35,074
101,363		Cigna Corp	5,913,517
30,097		Community Health Systems, Inc	1,153,618
6,390		Computer Programs & Systems, Inc	336,178
10,308	*	Conceptus, Inc	212,963
9,290		Conmed Corp	272,847
16,256		Cooper Cos, Inc	1,647,546
2,295	*	Corvel Corp	105,111
49,084		Coventry Health Care, Inc	2,249,520
169,980		Covidien plc	10,596,553
7,710	*	Cross Country Healthcare, Inc	43,561
12,059		CryoLife, Inc	77,419
10,361	*,e	Cyberonics, Inc	449,253
8,261	*	Cynosure, Inc (Class A)	220,569

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,544	*	DaVita, Inc	$3,871,313
48,558		Dentsply International, Inc	2,027,782
2,816	*,e	Derma Sciences, Inc	34,440
22,699	*	DexCom, Inc	345,706
40,926	*	Edwards Lifesciences Corp	3,680,475
10,135	*	Emeritus Corp	274,456
18,302	*	Endologix, Inc	280,570
6,497		Ensign Group, Inc	185,554
6,459	*,e	EnteroMedics, Inc	19,958
5,241	*	ePocrates, Inc	61,215
2,371	*	Exactech, Inc	45,499
13,961	*	ExamWorks Group, Inc	202,016
284,612	*	Express Scripts Holding Co	15,203,973
16,251	*	Five Star Quality Care, Inc	91,981
11,516	*	Gentiva Health Services, Inc	114,124
7,327	*,e	Globus Medical, Inc	93,639
7,822	*	Greatbatch, Inc	207,596
2,342	*,e	Greenway Medical Technologies	34,896
19,970	*	Haemonetics Corp	837,542
13,423	*	Hanger Orthopedic Group, Inc	385,643
12,690	*,e	Hansen Medical, Inc	30,456
57,840		HCA Holdings, Inc	2,177,676
84,829	*	Health Management Associates, Inc (Class A)	885,615
27,691	*	Health Net, Inc	753,195
36,437	*	Healthsouth Corp	869,387
6,749	*	HealthStream, Inc	167,240
12,035	*	Healthways, Inc	126,608
6,212	*,e	HeartWare International, Inc	561,441
32,309	*	Henry Schein, Inc	2,789,559
24,297		Hill-Rom Holdings, Inc	806,174
28,508	*	HMS Holdings Corp	777,128
92,979	*	Hologic, Inc	2,216,619
57,165		Humana, Inc	4,250,789
4,561	*	ICU Medical, Inc	275,712
20,138	*	Idexx Laboratories, Inc	1,917,339
15,743	*	Insulet Corp	363,191
6,440	*	Integra LifeSciences Holdings Corp	271,446
14,124	*	Intuitive Surgical, Inc	8,112,543
9,278		Invacare Corp	145,943
26,617	*	Inverness Medical Innovations, Inc	565,877
6,990	*	IPC The Hospitalist Co, Inc	298,054
23,637	*	Kindred Healthcare, Inc	254,807
34,619	*	Laboratory Corp of America Holdings	3,098,400
3,122		Landauer, Inc	196,655
5,803	*	LHC Group, Inc	123,952
17,849	*	LifePoint Hospitals, Inc	780,180
9,524	*	Magellan Health Services, Inc	488,581
10,583	*,e	MAKO Surgical Corp	122,657
16,506		Masimo Corp	335,072
83,124		McKesson Corp	8,747,139
19,286	*	MedAssets, Inc	377,041
10,271	*	Medidata Solutions, Inc	480,580

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

368,256		Medtronic, Inc	$17,160,730
23,688	*,e	Merge Healthcare, Inc	63,721
19,753	e	Meridian Bioscience, Inc	413,825
13,887	*	Merit Medical Systems, Inc	192,613
9,942	*	Molina Healthcare, Inc	285,435
4,797	*	MWI Veterinary Supply, Inc	538,751
3,943		National Healthcare Corp	189,777
711		National Research Corp	38,238
8,110	*	Natus Medical, Inc	99,915
8,340	*	Neogen Corp	387,727
35,834	*,e	Neoprobe Corp	117,894
14,326	*	NuVasive, Inc	246,837
14,332	*	NxStage Medical, Inc	167,684
40,617		Omnicare, Inc	1,582,032
9,254	*	Omnicell, Inc	146,213
17,911	*	OraSure Technologies, Inc	126,273
6,140	*	Orthofix International NV	234,241
23,140	e	Owens & Minor, Inc	708,315
5,321	*	Palomar Medical Technologies, Inc	51,986
32,690		Patterson Cos, Inc	1,181,090
2,194	*	PDI, Inc	17,003
17,150	*	Pediatrix Medical Group, Inc	1,467,354
8,213	*	PharMerica Corp	118,924
5,620	*,e	PhotoMedex, Inc	79,635
3,614	*	Providence Service Corp	66,967
16,707	*,e	PSS World Medical, Inc	483,334
19,956		Quality Systems, Inc	363,997
56,092		Quest Diagnostics, Inc	3,250,531
13,425	*,e	Quidel Corp	301,257
48,806		Resmed, Inc	2,137,703
2,945	*	Rochester Medical Corp	34,398
6,185	*,e	Rockwell Medical Technologies, Inc	37,852
21,330	*	RTI Biologics, Inc	104,944
11,967	e	Select Medical Holdings Corp	116,559
19,423	*	Sirona Dental Systems, Inc	1,291,047
8,127	*	Skilled Healthcare Group, Inc (Class A)	43,236
26,211	*	Solta Medical, Inc	67,100
11,339	*	Spectranetics Corp	188,908
110,358		St. Jude Medical, Inc	4,491,571
13,929	*	Staar Surgical Co	78,838
19,113		STERIS Corp	721,133
108,863		Stryker Corp	6,820,267
4,112	*	SurModics, Inc	99,140
10,157	*	Symmetry Medical, Inc	108,781
9,418	*	Team Health Holdings, Inc	318,988
14,414		Teleflex, Inc	1,081,050
35,123	*	Tenet Healthcare Corp	1,363,826
19,424	*	Thoratec Corp	709,559
4,355	*	Tornier BV	75,080
6,777	*	Triple-S Management Corp (Class B)	122,460
31,179	*,e	Unilife Corp	69,217
366,033		UnitedHealth Group, Inc	20,208,682

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,899		Universal American Corp	$102,124
32,063		Universal Health Services, Inc (Class B)	1,816,048
4,231		US Physical Therapy, Inc	104,083
901		Utah Medical Products, Inc	36,220
8,591	*	Vanguard Health Systems, Inc	120,016
38,076	*	Varian Medical Systems, Inc	2,690,069
4,681	*	Vascular Solutions, Inc	78,220
28,962	*	VCA Antech, Inc	625,579
1,934	*	Vocera Communications, Inc	50,787
17,626	*	Volcano Corp	441,355
14,277	*	WellCare Health Plans, Inc	723,987
107,357		WellPoint, Inc	6,958,881
12,325		West Pharmaceutical Services, Inc	729,763
13,010	*	Wright Medical Group, Inc	275,031
1,559	m	Young Innovations, Inc	61,534
4,893	*,e	Zeltiq Aesthetics, Inc	21,382
61,917		Zimmer Holdings, Inc	4,619,008

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	264,466,966

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
147,501		Avon Products, Inc	2,504,567
12,730	*	Central Garden and Pet Co (Class A)	122,463
49,193		Church & Dwight Co, Inc	2,842,863
47,294		Clorox Co	3,708,323
168,519		Colgate-Palmolive Co	18,093,885
8,811	*	Elizabeth Arden, Inc	338,430
22,982		Energizer Holdings, Inc	1,999,664
80,233		Estee Lauder Cos (Class A)	4,888,597
8,863	e	Female Health Co	67,891
12,094	*	Harbinger Group, Inc	99,171
37,742	e	Herbalife Ltd	1,370,789
4,501		Inter Parfums, Inc	97,717
139,375		Kimberly-Clark Corp	12,475,456
6,234	*	Medifast, Inc	152,920
3,117		Nature’s Sunshine Products, Inc	44,947
17,851	e	Nu Skin Enterprises, Inc (Class A)	756,168
2,537		Nutraceutical International Corp	44,600
1,388		Oil-Dri Corp of America	38,517
1,712		Orchids Paper Products Co	37,544
16,633	*	Prestige Brands Holdings, Inc	356,778
970,324		Procter & Gamble Co	72,929,552
3,048	*	Revlon, Inc (Class A)	48,006
7,611	*	Spectrum Brands, Inc	385,421
68,017	*,e	Star Scientific, Inc	142,836
1,850	*,e	USANA Health Sciences, Inc	65,582
5,797		WD-40 Co	309,676

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	123,922,363

INSURANCE - 3.9%
120,425		ACE Ltd	10,275,865
165,046		Aflac, Inc	8,757,341
6,141	*	Alleghany Corp	2,214,383

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,781		Allied World Assurance Co Holdings Ltd	$1,084,212
175,568		Allstate Corp	7,707,435
19,875		American Equity Investment Life Holding Co	267,915
29,852		American Financial Group, Inc	1,270,501
227,948	*	American International Group, Inc	8,623,273
2,323		American National Insurance Co	179,359
4,315	*	American Safety Insurance Holdings Ltd	86,214
6,062	*	Amerisafe, Inc	173,616
12,905	e	Amtrust Financial Services, Inc	428,962
114,536		Aon plc	6,613,309
46,184	*	Arch Capital Group Ltd	2,143,861
8,461		Argo Group International Holdings Ltd	305,358
43,799		Arthur J. Gallagher & Co	1,618,373
23,681		Aspen Insurance Holdings Ltd	807,759
31,134		Assurant, Inc	1,190,564
56,908		Assured Guaranty Ltd	1,031,742
37,973		Axis Capital Holdings Ltd	1,453,227
2,361		Baldwin & Lyons, Inc (Class B)	58,317
630,812	*	Berkshire Hathaway, Inc (Class B)	61,144,607
45,192		Brown & Brown, Inc	1,235,549
95,749		Chubb Corp	7,689,602
52,829		Cincinnati Financial Corp	2,242,063
10,618	*	Citizens, Inc (Class A)	106,286
8,730		CNA Financial Corp	271,940
70,345		Conseco, Inc	722,443
7,209		Crawford & Co (Class B)	52,409
1,833		Donegal Group, Inc (Class A)	24,104
1,853		Eastern Insurance Holdings, Inc	34,021
5,865	*	eHealth, Inc	142,930
1,276		EMC Insurance Group, Inc	31,849
10,394		Employers Holdings, Inc	221,496
14,342		Endurance Specialty Holdings Ltd	615,559
2,757	*	Enstar Group Ltd	339,276
9,444		Erie Indemnity Co (Class A)	673,735
18,013		Everest Re Group Ltd	2,086,086
3,406		FBL Financial Group, Inc (Class A)	118,972
73,935		Fidelity National Title Group, Inc (Class A)	1,855,769
35,184		First American Financial Corp	840,546
1,768	*	Fortegra Financial Corp	16,213
173,683	*	Genworth Financial, Inc (Class A)	1,592,673
11,577	*	Greenlight Capital Re Ltd (Class A)	278,427
3,483	*	Hallmark Financial Services	31,173
14,865		Hanover Insurance Group, Inc	617,789
150,499		Hartford Financial Services Group, Inc	3,732,375
35,263		HCC Insurance Holdings, Inc	1,363,973
13,097	*	Hilltop Holdings, Inc	172,095
3,265	e	Homeowners Choice, Inc	73,789
13,119		Horace Mann Educators Corp	285,207
1,153		Independence Holding Co	11,403
3,917		Infinity Property & Casualty Corp	232,944
266		Investors Title Co	17,678
1,179		Kansas City Life Insurance Co	45,674

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,301		Kemper Corp	$542,986
102,453		Lincoln National Corp	2,969,088
106,288		Loews Corp	4,609,711
14,069		Maiden Holdings Ltd	143,082
3,332	*	Markel Corp	1,586,465
192,898		Marsh & McLennan Cos, Inc	6,844,021
28,325		Max Capital Group Ltd	863,063
46,961	*,e	MBIA, Inc	404,334
14,716		Meadowbrook Insurance Group, Inc	92,269
11,570		Mercury General Corp	458,172
303,015		Metlife, Inc	11,314,580
16,760		Montpelier Re Holdings Ltd	408,609
12,119	*,e	National Financial Partners Corp	213,416
1,879		National Interstate Corp	57,310
703		National Western Life Insurance Co (Class A)	114,870
3,623	*	Navigators Group, Inc	196,475
86,156		Old Republic International Corp	982,178
7,249		OneBeacon Insurance Group Ltd (Class A)	99,021
22,128		PartnerRe Ltd	1,940,404
2,452	*	Phoenix Cos, Inc	66,645
11,368		Platinum Underwriters Holdings Ltd	553,963
19,902		Primerica, Inc	654,378
107,832		Principal Financial Group	3,343,870
21,660		ProAssurance Corp	975,566
220,541		Progressive Corp	4,959,967
26,808		Protective Life Corp	848,205
165,350		Prudential Financial, Inc	9,570,458
26,442		Reinsurance Group of America, Inc (Class A)	1,517,506
17,857		RenaissanceRe Holdings Ltd	1,529,274
9,041		RLI Corp	623,919
5,529		Safety Insurance Group, Inc	265,447
5,561		SeaBright Insurance Holdings, Inc	61,672
18,100		Selective Insurance Group, Inc	371,231
14,683		Stancorp Financial Group, Inc	571,022
4,082		State Auto Financial Corp	62,128
5,081	e	Stewart Information Services Corp	134,951
34,242		Symetra Financial Corp	477,676
35,842		Torchmark Corp	1,996,758
11,467		Tower Group, Inc	221,313
137,434		Travelers Cos, Inc	10,783,072
3,593	*	United America Indemnity Ltd	75,848
5,921		United Fire & Casualty Co	137,308
10,467		Universal Insurance Holdings, Inc	47,520
105,407		UnumProvident Corp	2,457,037
35,892		Validus Holdings Ltd	1,306,828
40,936		W.R. Berkley Corp	1,685,335
2,094		White Mountains Insurance Group Ltd	1,153,082
112,219		XL Capital Ltd	3,110,711

		TOTAL INSURANCE	228,614,985

MATERIALS - 4.0%
13,567		A. Schulman, Inc	436,179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,816	*,e	ADA-ES, Inc	$90,516
1,184	*	AEP Industries, Inc	76,226
74,690		Air Products & Chemicals, Inc	6,530,147
24,608		Airgas, Inc	2,343,666
61,881	e	AK Steel Holding Corp	247,524
31,616		Albemarle Corp	1,938,377
364,194		Alcoa, Inc	3,219,475
35,533		Allegheny Technologies, Inc	1,124,619
33,266	*	Allied Nevada Gold Corp	788,072
8,354		AMCOL International Corp	246,694
11,984		American Vanguard Corp	406,258
23,208		Aptargroup, Inc	1,195,908
5,778	*,e	Arabian American Development Co	45,704
27,352		Ashland, Inc	2,147,406
23,388	e	Axiall Corp	1,313,923
9,254		Balchem Corp	346,100
55,711		Ball Corp	2,480,254
37,243		Bemis Co, Inc	1,328,830
11,000	*	Berry Plastics Group, Inc	193,380
40,456		Boise, Inc	333,762
5,694		Brush Engineered Materials, Inc	153,169
13,024		Buckeye Technologies, Inc	374,440
24,455		Cabot Corp	915,351
18,787	*	Calgon Carbon Corp	301,343
14,665		Carpenter Technology Corp	767,419
6,711	*,e	Castle (A.M.) & Co	113,080
54,410		Celanese Corp (Series A)	2,550,741
19,607	*	Century Aluminum Co	168,816
23,573		CF Industries Holdings, Inc	5,402,224
1,784		Chase Corp	33,575
32,737	*	Chemtura	776,522
7,747	*	Clearwater Paper Corp	351,017
52,376	e	Cleveland-Cliffs, Inc	1,954,149
29,851	*	Coeur d’Alene Mines Corp	647,767
38,431		Commercial Metals Co	639,876
11,670		Compass Minerals International, Inc	840,824
53,663	*	Crown Holdings, Inc	2,031,681
16,650		Cytec Industries, Inc	1,220,445
4,406		Deltic Timber Corp	319,699
11,939		Domtar Corp	993,683
421,186		Dow Chemical Co	13,562,189
329,405		Du Pont (E.I.) de Nemours & Co	15,630,267
16,621		Eagle Materials, Inc	1,076,542
53,814		Eastman Chemical Co	3,828,866
91,161		Ecolab, Inc	6,600,056
31,849	*	Ferro Corp	162,430
24,696	*	Flotek Industries, Inc	332,408
48,500		FMC Corp	2,981,295
332,477		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,719,814
14,759		FutureFuel Corp	188,177
28,204	*	General Moly, Inc	104,073
14,166		Glatfelter	263,204

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,309		Globe Specialty Metals, Inc	$307,884
23,491	*	Gold Reserve, Inc	68,124
13,503	e	Gold Resource Corp	184,991
14,641	*,e	Golden Minerals Co	50,804
95,628	*,e	Golden Star Resources Ltd	152,049
55,446	*	Graphic Packaging Holding Co	388,676
10,331		Greif, Inc (Class A)	485,350
2,024	*	GSE Holding, Inc	14,087
16,524		H.B. Fuller Co	645,758
3,162		Hawkins, Inc	123,381
4,005		Haynes International, Inc	204,736
21,437	*	Headwaters, Inc	200,650
104,070	e	Hecla Mining Co	546,368
19,225	*	Horsehead Holding Corp	191,481
64,953		Huntsman Corp	1,145,121
7,165		Innophos Holdings, Inc	362,334
7,574		Innospec, Inc	304,854
29,342		International Flavors & Fragrances, Inc	2,066,557
151,842		International Paper Co	6,289,296
17,811		Intrepid Potash, Inc	414,996
6,388		Kaiser Aluminum Corp	397,078
13,370		Kapstone Paper and Packaging Corp	320,880
2,030		KMG Chemicals, Inc	39,687
6,853		Koppers Holdings, Inc	277,958
10,219	*	Kraton Polymers LLC	268,249
6,064	e	Kronos Worldwide, Inc	117,581
7,311	*	Landec Corp	86,270
51,817	*	Louisiana-Pacific Corp	1,006,804
6,158	*	LSB Industries, Inc	254,941
113,577		LyondellBasell Industries AF S.C.A	7,203,053
15,147	e	Martin Marietta Materials, Inc	1,495,463
85,593	*,e	McEwen Mining, Inc	267,906
57,364		MeadWestvaco Corp	1,798,361
9,599		Metals USA Holdings Corp	172,590
53,451	*,e	Midway Gold Corp	69,486
11,742		Minerals Technologies, Inc	485,767
34,116	*,e	Molycorp, Inc	251,776
188,290		Monsanto Co	19,083,192
103,566		Mosaic Co	6,343,418
9,788		Myers Industries, Inc	144,667
5,212		Neenah Paper, Inc	161,259
3,137		NewMarket Corp	800,437
172,364		Newmont Mining Corp	7,404,757
19,362		Noranda Aluminium Holding Corp	114,042
111,473		Nucor Corp	5,128,873
26,493		Olin Corp	616,227
3,937		Olympic Steel, Inc	82,716
13,702	*	OM Group, Inc	378,449
16,682	*	Omnova Solutions, Inc	136,459
54,684	*	Owens-Illinois, Inc	1,301,479
36,278		Packaging Corp of America	1,394,164
47,984	*,e	Paramount Gold and Silver Corp	106,045

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,689		PolyOne Corp	$648,408
49,393	e	PPG Industries, Inc	6,809,813
105,151		Praxair, Inc	11,605,516
4,255		Quaker Chemical Corp	243,258
24,910		Reliance Steel & Aluminum Co	1,612,175
31,756	*,e	Resolute Forest Products	433,152
7,011	*	Revett Minerals, Inc	16,055
24,866		Rock-Tenn Co (Class A)	1,963,171
24,770		Rockwood Holdings, Inc	1,355,662
23,034		Royal Gold, Inc	1,719,949
45,859		RPM International, Inc	1,431,259
10,067	*	RTI International Metals, Inc	285,903
10,454		Schnitzer Steel Industries, Inc (Class A)	304,002
10,716		Schweitzer-Mauduit International, Inc	436,570
13,876		Scotts Miracle-Gro Co (Class A)	606,659
64,560		Sealed Air Corp	1,208,563
18,147		Sensient Technologies Corp	691,401
30,979		Sherwin-Williams Co	5,022,935
43,204		Sigma-Aldrich Corp	3,340,965
17,643		Silgan Holdings, Inc	756,885
35,283		Sonoco Products Co	1,093,420
53,907		Southern Copper Corp (NY)	2,123,397
12,689	*	Spartech Corp	120,926
72,655		Steel Dynamics, Inc	1,105,083
5,482		Stepan Co	321,574
44,298	*	Stillwater Mining Co	596,251
23,190	*	SunCoke Energy, Inc	384,490
32,634	*	Tahoe Resources, Inc	525,407
7,455	*,e	Texas Industries, Inc	423,742
6,674		Tredegar Corp	152,234
1,558	*	UFP Technologies, Inc	29,477
650	*	United States Lime & Minerals, Inc	29,932
51,512	e	United States Steel Corp	1,151,293
2,689	*	Universal Stainless & Alloy	96,078
15,719	*,e	US Antimony Corp	33,639
8,009	e	US Silica Holdings Inc	160,741
33,831		Valspar Corp	2,242,319
26,649	*	Vista Gold Corp	60,493
46,150		Vulcan Materials Co	2,610,244
25,735		Walter Energy, Inc	966,349
20,706		Wausau Paper Corp	200,227
7,983	e	Westlake Chemical Corp	733,318
1,603	*	WHX Corp	23,227
17,319		Worthington Industries, Inc	475,926
25,669	*	WR Grace & Co	1,843,034
6,126		Zep, Inc	89,440
11,315	*,e	Zoltek Cos, Inc	92,217

		TOTAL MATERIALS	233,872,472

MEDIA - 3.6%
20,990	*	AMC Networks, Inc	1,195,800

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,533		Arbitron, Inc	$540,898
31,025		Belo (A.H.) Corp (Class A)	262,782
74,419		Cablevision Systems Corp (Class A)	1,089,494
5,083	*	Carmike Cinemas, Inc	81,074
229,410		CBS Corp (Class B)	9,570,985
18,372	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	108,579
16,591	*	Charter Communications, Inc	1,293,600
40,574		Cinemark Holdings, Inc	1,141,752
15,396		Clear Channel Outdoor Holdings, Inc (Class A)	115,470
952,311		Comcast Corp (Class A)	36,264,003
8,719	*,e	Crown Media Holdings, Inc (Class A)	15,956
16,187	*,e	Cumulus Media, Inc (Class A)	52,608
290	*	Daily Journal Corp	28,843
10,406	*,e	Digital Generation, Inc	104,164
212,269	*	DIRECTV	10,855,437
84,807	*	Discovery Communications, Inc (Class A)	5,883,910
69,667		DISH Network Corp (Class A)	2,596,489
22,440	*,e	DreamWorks Animation SKG, Inc (Class A)	390,680
10,640	*,e	Entercom Communications Corp (Class A)	84,482
11,304	e	Entravision Communications Corp (Class A)	21,252
9,288	*	EW Scripps Co (Class A)	102,075
2,456		Fisher Communications, Inc	87,139
78,146		Gannett Co, Inc	1,534,006
5,348	*	Global Sources Ltd	43,854
12,369		Harte-Hanks, Inc	101,302
147,342		Interpublic Group of Cos, Inc	1,784,312
15,475		John Wiley & Sons, Inc (Class A)	592,693
16,528	*	Journal Communications, Inc (Class A)	90,573
25,527	*	Lamar Advertising Co (Class A)	1,088,471
92,859	*	Liberty Global, Inc (Class A)	6,341,341
37,895	*	Liberty Media Corp	4,225,671
17,038	*	Lin TV Corp (Class A)	181,795
34,473	*,e	Lions Gate Entertainment Corp	631,545
46,465	*	Live Nation, Inc	476,731
23,035	*	Madison Square Garden, Inc	1,198,281
6,123	e	Martha Stewart Living Omnimedia, Inc (Class A)	17,818
32,540	*,e	McClatchy Co (Class A)	95,017
100,510		McGraw-Hill Cos, Inc	5,781,335
7,008	e	MDC Partners, Inc	89,212
11,975	e	Meredith Corp	434,213
10,172		Morningstar, Inc	688,543
27,129		National CineMedia, Inc	414,531
45,147	*	New York Times Co (Class A)	400,002
738,428		News Corp (Class A)	20,483,993
5,312	*	Nexstar Broadcasting Group, Inc (Class A)	76,387
98,266		Omnicom Group, Inc	5,333,878
4,026		Outdoor Channel Holdings, Inc	31,081
34,043	*,e	Pandora Media, Inc	392,175
2,790	*	ReachLocal, Inc	36,605
4,718	*	Reading International, Inc	27,506
30,966	e	Regal Entertainment Group (Class A)	462,322
2,639	*	Rentrak Corp	54,047

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,329		Saga Communications, Inc	$62,463
2,491		Salem Communications	14,523
8,572	e	Scholastic Corp	254,246
29,141		Scripps Networks Interactive (Class A)	1,800,040
16,667		Sinclair Broadcast Group, Inc (Class A)	229,671
1,328,773	e	Sirius XM Radio, Inc	4,172,347
37,895	*	Starz-Liberty Capital	604,046
131,337	e	Thomson Corp	4,024,166
110,452		Time Warner Cable, Inc	9,867,782
338,324		Time Warner, Inc	17,092,128
12,672	e	Valassis Communications, Inc	355,576
185,142		Viacom, Inc (Class B)	11,173,320
97,862	e	Virgin Media, Inc	3,854,784
631,748		Walt Disney Co	34,038,582
1,511	e	Washington Post Co (Class B)	582,762
7,597	e	World Wrestling Entertainment, Inc (Class A)	65,030

		TOTAL MEDIA	213,188,178

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
559,403		AbbVie, Inc	20,524,496
19,673	*	Achillion Pharmaceuticals, Inc	176,664
13,290	*	Acorda Therapeutics, Inc	383,815
44,972	*	Actavis, Inc	3,885,131
8,380	*,e	Aegerion Pharmaceuticals, Inc	237,238
11,910	*	Affymax, Inc	224,027
27,233	*,e	Affymetrix, Inc	103,213
6,687	*,e	Agenus, Inc	30,426
122,760		Agilent Technologies, Inc	5,497,193
18,802	*,e	Akorn, Inc	246,118
68,701	*	Alexion Pharmaceuticals, Inc	6,457,207
40,548	*	Alkermes plc	934,631
107,541		Allergan, Inc	11,292,880
14,991	*	Alnylam Pharmaceuticals, Inc	361,733
5,911	*	AMAG Pharmaceuticals, Inc	94,280
275,590		Amgen, Inc	23,551,922
8,671	*,e	Amicus Therapeutics, Inc	32,950
12,218	*,e	Ampio Pharmaceuticals, Inc	45,573
2,638	*	Anacor Pharmaceuticals, Inc	10,526
72,228	*,e	Arena Pharmaceuticals, Inc	609,604
64,280	*	Ariad Pharmaceuticals, Inc	1,277,886
15,176	*	Arqule, Inc	38,395
52,519	*	Array Biopharma, Inc	197,997
36,953	*	Astex Pharmaceuticals	123,793
16,039	*	Auxilium Pharmaceuticals, Inc	295,118
47,671	*,e	AVANIR Pharmaceuticals, Inc	139,199
14,293	*,e	AVEO Pharmaceuticals, Inc	113,058
2,544	*,e	BG Medicine, Inc	5,215
17,854	*,e	BioCryst Pharmaceuticals, Inc	28,923
10,741	*,e	BioDelivery Sciences International, Inc	46,831
85,280	*	Biogen Idec, Inc	13,310,502
42,976	*	BioMarin Pharmaceuticals, Inc	2,358,953
7,312	*	Bio-Rad Laboratories, Inc (Class A)	832,032

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,115	*	Biospecifics Technologies Corp	$17,004
13,775	*,e	Biotime, Inc	63,365
598,892		Bristol-Myers Squibb Co	21,643,957
30,898	*	Bruker BioSciences Corp	521,249
24,748	*,e	Cadence Pharmaceuticals, Inc	117,058
8,210	*	Cambrex Corp	96,468
155,836	*	Celgene Corp	15,421,531
28,112	*	Celldex Therapeutics, Inc	209,716
25,780	*	Cepheid, Inc	933,752
19,926	*	Charles River Laboratories International, Inc	823,342
1,391	*,e	ChemoCentryx, Inc	16,163
3,978	*,e	Clovis Oncology, Inc	78,526
5,517	*,e	Codexis, Inc	13,075
9,235	*,e	Corcept Therapeutics, Inc	20,040
2,379	*	Cornerstone Therapeutics, Inc	12,966
4,112	*,e	Coronado Biosciences, Inc	30,182
19,604	*	Covance, Inc	1,307,783
22,407	*	Cubist Pharmaceuticals, Inc	964,397
2,759	*,e	Cumberland Pharmaceuticals, Inc	11,588
21,952	*,e	Curis, Inc	69,807
20,129	*,e	Cytori Therapeutics, Inc	55,153
66,960	*,e	Dendreon Corp	393,725
15,092	*	Depomed, Inc	105,795
22,364	*,e	Discovery Laboratories, Inc	50,319
35,385	*	Dyax Corp	112,524
47,222	*,e	Dynavax Technologies Corp	145,916
362,520		Eli Lilly & Co	19,463,699
8,927	*	Emergent Biosolutions, Inc	143,278
40,945	*	Endo Pharmaceuticals Holdings, Inc	1,296,319
8,617	*	Endocyte, Inc	86,429
10,740		Enzon Pharmaceuticals, Inc	53,163
21,045	*	Exact Sciences Corp	231,916
57,441	*,e	Exelixis, Inc	267,675
8,005	*	Fluidigm Corp	132,083
94,427	*	Forest Laboratories, Inc	3,427,700
2,613	*	Furiex Pharmaceuticals Inc	84,008
9,569	*	Genomic Health, Inc	268,410
55,856	*,e	Geron Corp	88,252
538,458	*	Gilead Sciences, Inc	21,242,168
1,967	*	Golf Trust Of America, Inc	15,913
6,344	*	GTx, Inc	31,720
38,386	*	Halozyme Therapeutics, Inc	256,802
6,510	*	Harvard Bioscience, Inc	32,355
2,912		Hi-Tech Pharmacal Co, Inc	106,579
16,239	*,e	Horizon Pharma, Inc	34,589
58,611	*	Hospira, Inc	1,999,807
30,696	*,e	Idenix Pharmaceuticals, Inc	145,806
44,981	*,e	Illumina, Inc	2,277,388
25,569	*,e	ImmunoCellular Therapeutics Ltd	53,695
27,673	*,e	Immunogen, Inc	396,277
18,342	*,e	Immunomedics, Inc	53,008
22,157	*	Impax Laboratories, Inc	446,685

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,911	*,e	Incyte Corp	$586,524
11,681	*	Infinity Pharmaceuticals, Inc	402,410
29,394	*,e	InterMune, Inc	289,531
24,887	*,e	Ironwood Pharmaceuticals, Inc	319,051
33,203	*,e	Isis Pharmaceuticals, Inc	482,440
15,096	*	Jazz Pharmaceuticals plc	851,263
972,468		Johnson & Johnson	71,884,835
29,101	*,e	Keryx Biopharmaceuticals, Inc	264,237
4,512	*	Lannett Co, Inc	26,982
58,086	*	Lexicon Pharmaceuticals, Inc	123,723
63,587	*	Life Technologies Corp	4,113,443
5,354	*	Ligand Pharmaceuticals, Inc (Class B)	107,615
21,108	*	Luminex Corp	387,965
45,950	*,e	MannKind Corp	111,199
9,315	*,e	MAP Pharmaceuticals, Inc	230,733
6,789		Maxygen, Inc	16,633
18,256	*	Medicines Co	545,489
24,014	*	Medivation, Inc	1,305,401
1,078,021		Merck & Co, Inc	46,624,408
4,310	*,e	Merrimack Pharmaceuticals, Inc	26,162
11,394	*	Mettler-Toledo International, Inc	2,421,567
15,518	*	Momenta Pharmaceuticals, Inc	195,682
143,065	*	Mylan Laboratories, Inc	4,044,448
30,367	*	Myriad Genetics, Inc	821,731
37,949	*,e	Nektar Therapeutics	325,223
19,358	*	Neurocrine Biosciences, Inc	175,383
3,733	*,e	NewLink Genetics Corp	44,236
7,923	*	Novacea, Inc	46,270
39,081	*,e	Novavax, Inc	69,955
28,500	*	NPS Pharmaceuticals, Inc	251,940
5,172	*	Obagi Medical Products, Inc	74,322
9,310	*,e	Omeros Corp	50,833
4,218	*,e	OncoGenex Pharmaceutical, Inc	55,509
21,321	*,e	Oncothyreon, Inc	42,216
25,392	*	Onyx Pharmaceuticals, Inc	1,968,388
30,333	*,e	Opko Health, Inc	194,738
15,602	*,e	Optimer Pharmaceuticals, Inc	144,787
22,073	*,e	Orexigen Therapeutics, Inc	126,258
4,635	*,e	Osiris Therapeutics, Inc	36,477
7,636	*	Pacific Biosciences of California, Inc	18,937
5,431	*,e	Pacira Pharmaceuticals, Inc	105,253
10,338		Pain Therapeutics, Inc	28,326
19,766	*	Parexel International Corp	669,079
59,593	e	PDL BioPharma, Inc	410,000
37,732		PerkinElmer, Inc	1,329,676
34,015		Perrigo Co	3,418,848
2,651,714		Pfizer, Inc	72,338,758
20,156	*	Pharmacyclics, Inc	1,397,415
11,548	*	Pozen, Inc	61,320
15,231	*	Progenics Pharmaceuticals, Inc	43,408
78,052	*	Qiagen N.V. (NASDAQ)	1,639,092
20,232	e	Questcor Pharmaceuticals, Inc	515,511

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,225	*,e	Raptor Pharmaceutical Corp	$71,547
26,932	*	Regeneron Pharmaceuticals, Inc	4,684,552
13,509	*	Repligen Corp	93,212
4,376	*,e	Repros Therapeutics, Inc	51,681
31,093	*	Rigel Pharmaceuticals, Inc	203,970
2,764	*	Sagent Pharmaceuticals	43,948
20,715	*	Salix Pharmaceuticals Ltd	992,249
18,835	*,e	Sangamo Biosciences, Inc	180,251
16,078	*	Santarus, Inc	214,802
20,805	*	Sciclone Pharmaceuticals, Inc	108,810
31,499	*,e	Seattle Genetics, Inc	927,646
39,723	*,e	Sequenom, Inc	164,850
9,643	*,e	SIGA Technologies, Inc	28,158
19,770	e	Spectrum Pharmaceuticals, Inc	249,300
1,401	*	Sucampo Pharmaceuticals, Inc (Class A)	7,271
13,635	*,e	Sunesis Pharmaceuticals, Inc	77,310
2,879	*	Supernus Pharmaceuticals, Inc	22,082
3,876	*	Synageva BioPharma Corp	179,304
18,423	*,e	Synergy Pharmaceuticals, Inc	103,353
18,455	*,e	Synta Pharmaceuticals Corp	206,696
13,794	*	Targacept, Inc	61,935
14,131		Techne Corp	1,012,910
1,632	*,e	TESARO, Inc	29,539
20,059	*	Theravance, Inc	446,313
130,035		Thermo Electron Corp	9,380,725
18,803	*,e	Threshold Pharmaceuticals, Inc	86,870
11,541	*	Trius Therapeutics, Inc	59,552
18,005	*	United Therapeutics Corp	970,289
7,842	*	Vanda Pharmaceuticals, Inc	31,525
10,198	*,e	Ventrus Biosciences, Inc	26,107
1,352	*,e	Verastem, Inc	13,466
75,619	*	Vertex Pharmaceuticals, Inc	3,386,219
20,233	*	Vical, Inc	72,434
23,092	*	Viropharma, Inc	615,633
33,154	*,e	Vivus, Inc	401,495
64,055		Warner Chilcott plc	907,659
30,326	*	Waters Corp	2,776,952
14,170	*	Xenoport, Inc	118,886
29,034	*,e	XOMA Corp	78,101
19,164	*,e	ZIOPHARM Oncology, Inc	76,081
21,917	*,e	Zogenix, Inc	31,122

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	440,299,089

REAL ESTATE - 3.7%
15,266		Acadia Realty Trust	399,053
8,204		AG Mortgage Investment Trust	208,382
4,183		Agree Realty Corp	118,630
13,922	*	Alexander & Baldwin, Inc	467,779
698		Alexander’s, Inc	232,336
20,574		Alexandria Real Estate Equities, Inc	1,491,615
13,172		American Assets Trust, Inc	380,671
35,901		American Campus Communities, Inc	1,671,910

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

121,432		American Capital Agency Corp	$3,840,894
14,041		American Capital Mortgage, Inc	366,189
140,190		American Tower Corp	10,675,469
1,540		AmREIT, Inc (Class B)	27,089
343,666		Annaly Capital Management, Inc	5,110,313
55,310		Anworth Mortgage Asset Corp	346,241
47,633		Apartment Investment & Management Co (Class A)	1,299,428
9,435		Apollo Commercial Real Estate Finance, Inc	164,735
3,738		Ares Commercial Real Estate Corp	64,667
99,402	*	ARMOUR Residential REIT, Inc	713,706
18,432		Ashford Hospitality Trust, Inc	213,627
16,347		Associated Estates Realty Corp	264,004
2,984	*	AV Homes, Inc	44,432
40,593		AvalonBay Communities, Inc	5,268,565
51,093		BioMed Realty Trust, Inc	1,039,743
53,820		Boston Properties, Inc	5,666,170
47,554		Brandywine Realty Trust	605,362
25,420		BRE Properties, Inc (Class A)	1,293,370
28,791		Camden Property Trust	1,997,807
20,060		Campus Crest Communities, Inc	242,325
30,613		Capital Lease Funding, Inc	177,249
31,417		Capstead Mortgage Corp	388,942
49,311		CBL & Associates Properties, Inc	1,059,693
108,941	*	CBRE Group, Inc	2,350,947
26,644		Cedar Shopping Centers, Inc	146,808
5,584		Chatham Lodging Trust	87,948
16,266		Chesapeake Lodging Trust	347,279
340,941		Chimera Investment Corp	1,039,870
29,175		Colonial Properties Trust	639,224
18,768		Colony Financial, Inc	403,887
1,172	e	Consolidated-Tomoka Land Co	42,180
6,776		Coresite Realty	199,892
27,558		Corporate Office Properties Trust	729,185
30,390		Cousins Properties, Inc	270,471
22,288		CreXus Investment Corp	296,208
51,168		CubeSmart	780,312
60,348		CYS Investments, Inc	784,524
82,106		DCT Industrial Trust, Inc	579,668
90,868		DDR Corp	1,507,500
62,307		DiamondRock Hospitality Co	568,240
41,572		Digital Realty Trust, Inc	2,823,155
46,272		Douglas Emmett, Inc	1,079,063
110,428		Duke Realty Corp	1,701,695
20,286		DuPont Fabros Technology, Inc	479,561
18,611		Dynex Capital, Inc	188,157
11,913		EastGroup Properties, Inc	667,605
37,459		Education Realty Trust, Inc	402,684
15,467		Entertainment Properties Trust	724,784
14,539		Equity Lifestyle Properties, Inc	1,040,992
18,208		Equity One, Inc	411,683
115,053		Equity Residential	6,372,786
12,985		Essex Property Trust, Inc	1,996,833

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,830		Excel Trust, Inc	$249,461
38,668		Extra Space Storage, Inc	1,540,533
22,989		Federal Realty Investment Trust	2,433,386
43,499	*	FelCor Lodging Trust, Inc	234,025
37,126	*	First Industrial Realty Trust, Inc	581,764
21,855		First Potomac Realty Trust	299,413
54,002	*	Forest City Enterprises, Inc (Class A)	913,174
15,197	*	Forestar Real Estate Group, Inc	289,199
34,091		Franklin Street Properties Corp	443,183
182,671		General Growth Properties, Inc	3,565,738
10,477		Getty Realty Corp	197,806
4,425		Gladstone Commercial Corp	81,907
46,191		Glimcher Realty Trust	513,644
19,554		Government Properties Income Trust	485,917
21,860	*	Gramercy Capital Corp	78,477
346		Gyrodyne Co of America, Inc	25,386
34,601		Hatteras Financial Corp	936,995
160,095		HCP, Inc	7,426,807
91,755		Health Care REIT, Inc	5,765,884
29,736		Healthcare Realty Trust, Inc	757,673
70,177		Hersha Hospitality Trust	370,535
28,906		Highwoods Properties, Inc	1,040,616
16,116		Home Properties, Inc	990,651
40,949		Hospitality Properties Trust	1,032,734
245,717		Host Marriott Corp	4,125,588
9,025	*	Howard Hughes Corp	649,800
26,598		HRPT Properties Trust	437,271
14,990		Hudson Pacific Properties	321,236
25,288		Inland Real Estate Corp	229,615
41,073		Invesco Mortgage Capital, Inc	891,284
30,073		Investors Real Estate Trust	281,483
32,368	*	iStar Financial, Inc	313,646
16,595		Jones Lang LaSalle, Inc	1,529,063
21,533	e	Kennedy-Wilson Holdings, Inc	322,780
24,731		Kilroy Realty Corp	1,234,077
148,406		Kimco Realty Corp	3,082,393
27,033		Kite Realty Group Trust	163,550
28,419		LaSalle Hotel Properties	775,839
40,043		Lexington Corporate Properties Trust	440,473
34,343		Liberty Property Trust	1,345,215
11,778		LTC Properties, Inc	438,613
45,232		Macerich Co	2,701,255
34,867		Mack-Cali Realty Corp	947,336
45,013		Medical Properties Trust, Inc	605,425
118,481		MFA Mortgage Investments, Inc	1,065,144
13,545		Mid-America Apartment Communities, Inc	885,437
17,146		Monmouth Real Estate Investment Corp (Class A)	186,206
9,230		National Health Investors, Inc	587,489
41,022		National Retail Properties, Inc	1,313,524
10,866		New York Mortgage Trust, Inc	76,062
53,355		NorthStar Realty Finance Corp	416,169
24,041		NRDC Acquisition Corp	313,735

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,938		Omega Healthcare Investors, Inc	$1,020,815
4,376		One Liberty Properties, Inc	96,622
5,797		Parkway Properties, Inc	91,824
21,782		Pebblebrook Hotel Trust	542,590
21,222		Pennsylvania Real Estate Investment Trust	391,334
24,456		Pennymac Mortgage Investment Trust	650,530
65,898		Piedmont Office Realty Trust, Inc	1,273,808
58,031		Plum Creek Timber Co, Inc	2,795,934
20,268		Post Properties, Inc	983,201
16,535		Potlatch Corp	717,454
159,976		Prologis, Inc	6,383,042
8,007		PS Business Parks, Inc	571,380
51,070		Public Storage, Inc	7,861,205
20,171		RAIT Investment Trust	138,978
17,994		Ramco-Gershenson Properties	272,069
44,240		Rayonier, Inc	2,381,882
17,020	*	Realogy Holdings Corp	761,985
60,870		Realty Income Corp	2,658,789
25,285		Redwood Trust, Inc	482,943
29,824		Regency Centers Corp	1,486,130
42,855		Resource Capital Corp	266,558
29,108		Retail Properties of America, Inc	376,658
35,290		RLJ Lodging Trust	737,914
9,952		Rouse Properties, Inc	181,724
10,502		Ryman Hospitality Properties	419,765
12,195		Sabra Healthcare REIT, Inc	305,973
3,506		Saul Centers, Inc	149,882
2,604		Select Income REIT	65,543
67,583		Senior Housing Properties Trust	1,628,074
107,570		Simon Property Group, Inc	17,230,563
32,335		SL Green Realty Corp	2,599,087
10,650		Sovran Self Storage, Inc	694,806
17,700		Spirit Realty Capital, Inc	344,442
21,587	*,e	St. Joe Co	507,295
10,313		STAG Industrial, Inc	203,372
46,124		Starwood Property Trust, Inc	1,182,619
71,039	*	Strategic Hotels & Resorts, Inc	519,295
19,823		Summit Hotel Properties, Inc	182,173
13,100		Sun Communities, Inc	562,645
51,445	*	Sunstone Hotel Investors, Inc	595,219
32,575		Tanger Factory Outlet Centers, Inc	1,153,807
21,593		Taubman Centers, Inc	1,759,829
3,913	*	Tejon Ranch Co	119,581
5,555		Terreno Realty Corp	92,769
9,260		Thomas Properties Group, Inc	47,689
95,517		Two Harbors Investment Corp	1,186,321
89,261		UDR, Inc	2,132,445
5,531		UMH Properties, Inc	57,246
4,515		Universal Health Realty Income Trust	248,912
10,998		Urstadt Biddle Properties, Inc (Class A)	222,600
102,134		Ventas, Inc	6,770,463
66,200		Vornado Realty Trust	5,591,252

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,924		Washington Real Estate Investment Trust	$624,396
40,223		Weingarten Realty Investors	1,160,031
6,839		Western Asset Mortgage Capital Corp	148,064
192,711		Weyerhaeuser Co	5,804,455
6,420		Whitestone REIT	91,164
13,522		Winthrop Realty Trust	161,588
1,110	*,e	Zillow, Inc	42,002

		TOTAL REAL ESTATE	218,168,889

RETAILING - 4.3%
8,019	*	1-800-FLOWERS.COM, Inc (Class A)	32,236
27,171		Aaron’s, Inc	805,620
30,513		Abercrombie & Fitch Co (Class A)	1,525,650
25,226		Advance Auto Parts, Inc	1,854,616
27,123	*	Aeropostale, Inc	366,974
127,950	*	Amazon.com, Inc	33,970,725
65,251		American Eagle Outfitters, Inc	1,318,723
2,974	*	America’s Car-Mart, Inc	118,425
16,201	*	Ann Taylor Stores Corp	499,639
9,196	*	Asbury Automotive Group, Inc	327,010
40,714	*	Ascena Retail Group, Inc	690,102
8,221	*	Audiovox Corp (Class A)	79,415
11,578	*	Autonation, Inc	561,533
13,501	*	Autozone, Inc	4,991,320
8,134	*,e	Barnes & Noble, Inc	108,508
10,733		Bebe Stores, Inc	44,864
81,028	*	Bed Bath & Beyond, Inc	4,756,344
97,936		Best Buy Co, Inc	1,592,439
5,835		Big 5 Sporting Goods Corp	80,931
19,812	*	Big Lots, Inc	636,956
5,150	*,e	Blue Nile, Inc	172,474
6,262	*	Body Central Corp	49,783
5,266	e	Bon-Ton Stores, Inc	66,088
13,375		Brown Shoe Co, Inc	230,585
11,500	e	Buckle, Inc	537,970
15,478	*	Cabela’s, Inc	798,974
1,180	*,e	CafePress, Inc	7,458
80,648	*	Carmax, Inc	3,179,144
18,236	*	Casual Male Retail Group, Inc	83,703
12,455		Cato Corp (Class A)	343,384
62,212		Chico’s FAS, Inc	1,115,461
7,963	*	Children’s Place Retail Stores, Inc	396,876
6,198	*	Citi Trends, Inc	80,202
7,546	*,e	Conn’s, Inc	214,608
3,772		Core-Mark Holding Co, Inc	189,090
5,218		Destination Maternity Corp	118,814
32,058		Dick’s Sporting Goods, Inc	1,525,640
10,930		Dillard’s, Inc (Class A)	922,601
65,891	*	Dollar General Corp	3,045,482
82,120	*	Dollar Tree, Inc	3,283,979
10,913		DSW, Inc (Class A)	730,407
31,733		Expedia, Inc	2,070,578

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,462	*	Express Parent LLC	$670,172
34,666		Family Dollar Stores, Inc	1,965,562
16,828		Finish Line, Inc (Class A)	313,674
5,105	*,e	Five Below, Inc	188,885
52,212		Foot Locker, Inc	1,793,482
11,483	*,e	Francesca’s Holdings Corp	326,117
15,264		Fred’s, Inc (Class A)	201,790
41,513	e	GameStop Corp (Class A)	963,102
107,324		Gap, Inc	3,507,348
8,076	*	Genesco, Inc	503,377
54,738		Genuine Parts Co	3,723,826
24,385		GNC Holdings, Inc	876,397
4,132	*	Gordmans Stores, Inc	49,336
8,531		Group 1 Automotive, Inc	577,890
12,094	*,e	Groupon, Inc	66,517
20,377	e	Guess?, Inc	552,013
6,905		Haverty Furniture Cos, Inc	124,290
8,936	*,e	HHgregg, Inc	75,777
9,143	*	Hibbett Sports, Inc	481,470
542,833		Home Depot, Inc	36,326,385
10,651	*,e	HomeAway, Inc	255,304
23,850	e	Hot Topic, Inc	264,735
12,540		HSN, Inc	747,384
56,275	e	JC Penney Co, Inc	1,144,071
9,199	*	JOS A Bank Clothiers, Inc	372,927
3,259	*,e	Kayak Software Corporation	131,566
4,501	*	Kirkland’s, Inc	52,077
83,151		Kohl’s Corp	3,849,060
197,334	*	Liberty Media Holding Corp (Interactive A)	4,195,321
12,288	*	Liberty Ventures	917,053
84,327		Limited Brands, Inc	4,049,383
9,940		Lithia Motors, Inc (Class A)	430,104
105,209	*	LKQ Corp	2,355,630
396,193		Lowe’s Companies, Inc	15,130,611
10,169	*,e	Lumber Liquidators, Inc	601,801
144,171		Macy’s, Inc	5,696,196
9,437	*	MarineMax, Inc	110,224
5,050	*,e	Mattress Firm Holding Corp	141,602
16,879		Men’s Wearhouse, Inc	512,278
10,510	e	Monro Muffler, Inc	380,672
19,669	*,e	NetFlix, Inc	3,250,106
16,928	*	New York & Co, Inc	66,188
53,729		Nordstrom, Inc	2,967,453
7,595		Nutri/System, Inc	68,583
119,601	*	Office Depot, Inc	517,872
36,991		OfficeMax, Inc	398,763
16,081	*,e	Orbitz Worldwide, Inc	46,474
393	*,e	Orchard Supply Hardware Stores Corp	2,802
41,655	*	O’Reilly Automotive, Inc	3,859,336
4,612	*,e	Overstock.com, Inc	61,985
14,081		Penske Auto Group, Inc	463,547
17,540	*	PEP Boys - Manny Moe & Jack	195,220

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,337	e	PetMed Express, Inc	$108,715
38,386		Petsmart, Inc	2,510,828
32,276		Pier 1 Imports, Inc	700,066
17,655	*	Priceline.com, Inc	12,101,973
38,262	e	RadioShack Corp	125,882
20,384		Rent-A-Center, Inc	727,301
3,640	*,e	Restoration Hardware Holdings, Inc	131,040
79,007		Ross Stores, Inc	4,716,718
5,114	*	Rue21, Inc	151,937
36,556	*,e	Saks, Inc	395,170
56,051	*	Sally Beauty Holdings, Inc	1,487,594
14,185	*,e	Sears Holdings Corp	665,986
4,174	*	Sears Hometown and Outlet Stores, Inc	163,412
20,905	*	Select Comfort Corp	460,328
6,036		Shoe Carnival, Inc	123,557
11,792	*	Shutterfly, Inc	390,079
31,165		Signet Jewelers Ltd	1,950,306
13,374		Sonic Automotive, Inc (Class A)	324,587
981	*	Sourceforge, Inc	15,029
14,390		Stage Stores, Inc	328,812
237,495		Staples, Inc	3,201,433
10,905		Stein Mart, Inc	92,038
3,020		Systemax, Inc	29,566
232,440		Target Corp	14,041,700
43,307		Tiffany & Co	2,847,435
4,069	*	Tilly’s, Inc	60,303
262,195		TJX Companies, Inc	11,845,970
25,658		Tractor Supply Co	2,659,965
31,441	*	TripAdvisor, Inc	1,455,089
16,371	*	Tuesday Morning Corp	137,516
22,714		Ulta Salon Cosmetics & Fragrance, Inc	2,221,884
37,047	*	Urban Outfitters, Inc	1,585,241
3,317	*	US Auto Parts Network, Inc	6,269
6,289	*,e	Vitacost.com, Inc	45,469
10,789	*	Vitamin Shoppe, Inc	658,992
4,140	*	West Marine, Inc	49,597
33,987	*	Wet Seal, Inc (Class A)	95,164
12,872	*	WEX, Inc	1,011,868
32,791		Williams-Sonoma, Inc	1,442,804
627		Winmark Corp	40,554
8,726	*,e	Zumiez, Inc	184,119

		TOTAL RETAILING	251,341,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
11,941	*	Advanced Energy Industries, Inc	183,294
239,479	*,e	Advanced Micro Devices, Inc	622,645
5,018	*	Alpha & Omega Semiconductor Ltd	40,696
110,072		Altera Corp	3,678,606
27,852	*,e	Amkor Technology, Inc	128,955
18,973	*	Anadigics, Inc	48,950
104,186		Analog Devices, Inc	4,546,677
421,910		Applied Materials, Inc	5,446,858

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,615	*	Applied Micro Circuits Corp	$150,961
147,318	*	Atmel Corp	987,031
10,531	*	ATMI, Inc	214,938
86,456		Avago Technologies Ltd	3,092,531
29,661	*	Axcelis Technologies, Inc	40,042
16,254	*	AXT, Inc	45,186
194,190		Broadcom Corp (Class A)	6,301,465
21,955		Brooks Automation, Inc	205,499
8,321		Cabot Microelectronics Corp	307,544
16,480	*	Cavium Networks, Inc	551,091
8,094	*,e	Ceva, Inc	122,867
25,567	*	Cirrus Logic, Inc	721,756
6,715		Cohu, Inc	70,373
42,031	*,e	Cree, Inc	1,813,638
10,942	*	Cymer, Inc	1,126,698
50,571		Cypress Semiconductor Corp	519,364
11,764	*	Diodes, Inc	223,751
6,439	*	DSP Group, Inc	42,240
45,465	*	Entegris, Inc	448,285
32,288	*	Entropic Communications, Inc	169,189
13,245	*	Exar Corp	138,940
42,300	*	Fairchild Semiconductor International, Inc	624,771
22,643	*,e	First Solar, Inc	638,080
14,073	*	Formfactor, Inc	70,365
14,714	*,e	Freescale Semiconductor Holdings Ltd	212,617
5,643	*	GSI Technology, Inc	37,526
53,565	*,e	GT Solar International, Inc	169,265
10,847	*	Hittite Microwave Corp	665,789
13,011	*	Inphi Corp	104,478
47,133	*	Integrated Device Technology, Inc	340,772
10,202	*	Integrated Silicon Solution, Inc	95,593
1,779,546		Intel Corp	37,441,648
2,856	*	Intermolecular, Inc	26,789
22,957	*	International Rectifier Corp	447,432
42,259		Intersil Corp (Class A)	365,540
9,394		IXYS Corp	90,558
59,859		Kla-Tencor Corp	3,286,858
18,112	*	Kopin Corp	62,668
62,233	*	Lam Research Corp	2,560,266
39,712	*	Lattice Semiconductor Corp	176,718
82,713		Linear Technology Corp	3,028,950
212,444	*	LSI Logic Corp	1,495,606
18,274	*	LTX-Credence Corp	112,202
1,368	*	MA-COM Technology Solutions	23,174
156,189		Marvell Technology Group Ltd	1,444,748
13,580	*	Mattson Technology, Inc	17,790
103,142		Maxim Integrated Products, Inc	3,243,816
8,940	*,e	MaxLinear, Inc	46,309
117,215	*	MEMC Electronic Materials, Inc	487,614
13,962		Micrel, Inc	145,344
66,062	e	Microchip Technology, Inc	2,209,774
347,701	*	Micron Technology, Inc	2,628,620

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,573	*	Microsemi Corp	$681,427
16,768	*,e	Mindspeed Technologies, Inc	82,499
14,432	*	MIPS Technologies, Inc	113,436
17,371		MKS Instruments, Inc	482,914
10,082		Monolithic Power Systems, Inc	234,911
9,145	*	MoSys, Inc	32,922
6,869	*	Nanometrics, Inc	107,225
9,326	*	NeoPhotonics Corp Ltd	53,998
1,812	*	NVE Corp	99,660
211,271		Nvidia Corp	2,590,182
26,011	*	Omnivision Technologies, Inc	399,789
150,798	*	ON Semiconductor Corp	1,183,764
8,490	*	PDF Solutions, Inc	127,520
2,040	*,e	Peregrine Semiconductor Corp	24,439
6,899	*	Pericom Semiconductor Corp	48,776
32,224	*	Photronics, Inc	193,022
12,839	*	PLX Technology, Inc	59,830
65,832	*	PMC - Sierra, Inc	380,509
13,086		Power Integrations, Inc	489,416
11,580	*,e	QuickLogic Corp	24,434
46,854	*	Rambus, Inc	255,823
105,996	*	RF Micro Devices, Inc	529,980
7,683	*,e	Rubicon Technology, Inc	51,630
8,853	*	Rudolph Technologies, Inc	119,427
24,118	*	Semtech Corp	727,399
13,272	*	Sigma Designs, Inc	70,872
27,986	*	Silicon Image, Inc	135,732
15,623	*	Silicon Laboratories, Inc	681,788
70,277	*	Skyworks Solutions, Inc	1,682,431
13,935	*	Spansion, Inc	160,252
8,960	*,e	STR Holdings, Inc	19,085
17,445	*,e	SunPower Corp	135,897
3,038		Supertex, Inc	58,087
72,365	*	Teradyne, Inc	1,169,418
17,205		Tessera Technologies, Inc	301,948
404,913		Texas Instruments, Inc	13,394,522
55,957	*	Triquint Semiconductor, Inc	293,774
6,377	*	Ultra Clean Holdings	35,775
8,606	*	Ultratech, Inc	350,522
12,817	*,e	Veeco Instruments, Inc	403,095
7,328	*	Volterra Semiconductor Corp	120,472
92,997		Xilinx, Inc	3,393,461

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	125,793,813

SOFTWARE & SERVICES - 9.3%
18,339	*	Accelrys, Inc	172,753
228,096		Accenture plc	16,397,821
14,712	*	ACI Worldwide, Inc	699,408
11,178	*,e	Active Network, Inc	61,814
156,323		Activision Blizzard, Inc	1,780,519
14,440	*	Actuate Corp	81,297
25,406	*	Acxiom Corp	450,448

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

176,346	*	Adobe Systems, Inc	$6,671,169
10,382	*	Advent Software, Inc	255,916
64,781	*	Akamai Technologies, Inc	2,637,235
18,082	*,e	Alliance Data Systems Corp	2,849,723
57,777		Amdocs Ltd	2,062,061
6,372		American Software, Inc (Class A)	54,799
10,383	*,e	Angie’s List, Inc	130,307
33,953	*	Ansys, Inc	2,498,941
32,851		AOL, Inc	1,006,883
33,386	*	Aspen Technology, Inc	1,021,612
78,868	*	Autodesk, Inc	3,066,388
172,898		Automatic Data Processing, Inc	10,251,122
3,645	*	AVG Technologies NV	49,936
13,118	*,e	Bankrate, Inc	162,270
3,053	*	Bazaarvoice, Inc	23,600
20,318		Blackbaud, Inc	506,325
13,215	*	Blucora, Inc	196,375
57,990	*	BMC Software, Inc	2,409,484
6,566	e	Booz Allen Hamilton Holding Co	91,005
11,563	*	Bottomline Technologies, Inc	336,252
2,073	*	Brightcove, Inc	17,455
44,033		Broadridge Financial Solutions, Inc	1,037,858
8,794	*,e	BroadSoft, Inc	298,732
127,400		CA, Inc	3,162,068
9,870	*	CACI International, Inc (Class A)	529,328
91,110	*	Cadence Design Systems, Inc	1,269,162
14,355	*,e	Callidus Software, Inc	60,004
6,069	*,e	Carbonite, Inc	58,384
14,625	*	Cardtronics, Inc	378,641
3,493	e	Cass Information Systems, Inc	135,528
26,315	*	Ciber, Inc	88,945
66,245	*	Citrix Systems, Inc	4,846,484
1,296	*,m	Clinical Data, Inc	1,231
107,922	*	Cognizant Technology Solutions Corp (Class A)	8,437,342
14,813	*	Commvault Systems, Inc	1,136,601
56,178		Computer Sciences Corp	2,348,240
5,630	*	Computer Task Group, Inc	107,758
72,168	*	Compuware Corp	838,592
10,220	*	comScore, Inc	150,541
7,256	*	Comverse, Inc	209,553
15,977	*,e	Concur Technologies, Inc	1,068,861
10,080	*,e	Constant Contact, Inc	151,805
38,627		Convergys Corp	657,432
11,994	*	Cornerstone OnDemand, Inc	391,964
10,069	*	CoStar Group, Inc	944,271
11,215	*	CSG Systems International, Inc	211,178
14,031	*	DealerTrack Holdings, Inc	443,099
8,633	*,e	Demand Media, Inc	72,949
1,938	*,e	Demandware, Inc	61,609
20,197	*	Dice Holdings, Inc	190,054
10,926	*	Digital River, Inc	158,646
1,991		DMRC Corp	42,627

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,443		DST Systems, Inc	$765,994
3,167	*,e	E2open, Inc	56,531
35,212		Earthlink, Inc	239,442
409,433	*	eBay, Inc	22,899,588
9,313	e	Ebix, Inc	152,174
105,567	*	Electronic Arts, Inc	1,660,569
10,380	*	Ellie Mae, Inc	207,911
2,998	*	Eloqua, Inc	70,423
5,422	*	Envestnet, Inc	75,420
1,814	*,e	Envivio, Inc	2,993
2,280	*	EPAM Systems, Inc	47,242
8,760		EPIQ Systems, Inc	108,098
1,766		ePlus, Inc	82,278
16,954	*	Equinix, Inc	3,652,400
16,748	*	Euronet Worldwide, Inc	409,824
2,782	*,e	ExactTarget, Inc	61,176
7,707	*	ExlService Holdings, Inc	228,590
151,947	*	Facebook, Inc	4,705,799
15,766	e	Factset Research Systems, Inc	1,458,670
11,308		Fair Isaac Corp	509,652
8,607	*	FalconStor Software, Inc	23,067
85,588		Fidelity National Information Services, Inc	3,176,171
34,893	*	First American Corp	915,592
49,083	*	Fiserv, Inc	3,941,856
16,613	*	FleetCor Technologies, Inc	994,122
4,062		Forrester Research, Inc	114,833
43,313	*	Fortinet, Inc	1,021,754
32,156	*	Gartner, Inc	1,656,356
41,992		Genpact Ltd	703,366
3,514	*,e,m	Gerber Scientific, Inc	0
18,825	*	Global Cash Access, Inc	142,129
29,930		Global Payments, Inc	1,474,352
21,091	*,e	Glu Mobile, Inc	54,626
91,650	*	Google, Inc (Class A)	69,258,988
5,943	*	Guidance Software, Inc	75,773
6,363	*	Guidewire Software, Inc	210,743
8,164		Hackett Group, Inc	35,105
12,856		Heartland Payment Systems, Inc	408,307
8,637	*,e	Higher One Holdings, Inc	90,948
29,572		IAC/InterActiveCorp	1,219,845
10,592	*	iGate Corp	185,148
2,793	*	Imperva, Inc	95,800
2,258	*	Infoblox, Inc	42,563
35,942	*	Informatica Corp	1,330,213
5,170	*	Innodata Isogen, Inc	19,439
4,791	*	Interactive Intelligence, Inc	192,694
14,610	*	Internap Network Services Corp	115,565
385,929		International Business Machines Corp	78,370,602
103,533		Intuit, Inc	6,458,389
15,456	*	Ipass, Inc	32,612
17,287	e	j2 Global, Inc	550,072
30,453		Jack Henry & Associates, Inc	1,263,190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,421	*	Jive Software, Inc	$67,774
5,902		Keynote Systems, Inc	92,071
8,522	*	Knot, Inc	81,982
27,976		Lender Processing Services, Inc	672,543
30,093	*	Limelight Networks, Inc	71,019
22,419	*	LinkedIn Corp	2,775,248
24,594	*	Lionbridge Technologies	98,130
7,774	*,e	Liquidity Services, Inc	247,757
18,200	*	Liveperson, Inc	243,334
6,434	*	LogMeIn, Inc	146,052
5,466	*,e	magicJack VocalTec Ltd	71,878
7,103	*	Manhattan Associates, Inc	486,627
6,490	e	Mantech International Corp (Class A)	160,108
5,545	e	Marchex, Inc (Class B)	20,627
10,389	*	Market Leader, Inc	78,749
38,350		Mastercard, Inc (Class A)	19,880,640
2,244	*,e	Mattersight Corp	9,918
12,309		MAXIMUS, Inc	844,028
11,063	*,e	MeetMe, Inc	29,981
30,798	*	Mentor Graphics Corp	527,570
27,941	*	Micros Systems, Inc	1,286,124
2,665,305		Microsoft Corp	73,215,928
3,394	*	MicroStrategy, Inc (Class A)	340,316
3,175	*,e	Millennial Media, Inc	36,639
11,972		ModusLink Global Solutions, Inc	34,839
6,320	*	MoneyGram International, Inc	87,026
12,112		Monotype Imaging Holdings, Inc	218,985
50,028	*,e	Monster Worldwide, Inc	290,162
11,044	*	Move, Inc	104,145
12,089	*	Netscout Systems, Inc	314,677
10,365	*	NetSuite, Inc	727,934
23,763	*	NeuStar, Inc (Class A)	1,072,662
22,840		NIC, Inc	372,292
82,818	*	Nuance Communications, Inc	1,991,773
7,462	*,e	OpenTable, Inc	393,173
1,354,042		Oracle Corp	48,082,031
117,835		Paychex, Inc	3,844,956
5,740	e	Pegasystems, Inc	138,047
11,659	*	Perficient, Inc	139,442
3,635	*	Pervasive Software, Inc	33,260
5,520	*	PRG-Schultz International, Inc	37,260
20,763	*	Progress Software Corp	487,308
1,399	*	Proofpoint, Inc	18,397
6,011	*	PROS Holdings, Inc	132,603
46,938	*	PTC, Inc	1,088,023
1,815		QAD, Inc (Class A)	25,210
28,333	*	QLIK Technologies, Inc	629,276
9,528	*	QuinStreet, Inc	53,738
39,037	*	Rackspace Hosting, Inc	2,941,438
6,196		RealNetworks, Inc	47,461
11,859	*,e	RealPage, Inc	276,789
68,504	*	Red Hat, Inc	3,806,082

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,330	*	Responsys, Inc	$78,818
5,195	*	Rosetta Stone, Inc	67,327
36,803	*	Rovi Corp	636,324
10,513	*	Saba Software, Inc	97,350
99,766		SAIC, Inc	1,207,169
49,565	*	Salesforce.com, Inc	8,531,623
3,576	e	Sapiens International Corp NV	17,880
40,819		Sapient Corp	494,318
6,828	*	Sciquest, Inc	112,935
10,340	*	Seachange International, Inc	115,291
6,060	*,e	ServiceNow, Inc	167,983
14,433	*,e	ServiceSource International LLC	87,320
21,603	*	SolarWinds, Inc	1,175,635
24,247		Solera Holdings, Inc	1,328,978
9,724	*	Sourcefire, Inc	414,242
2,523	*,e	Spark Networks, Inc	18,216
5,107	*	Splunk, Inc	168,327
4,037	*	SPS Commerce, Inc	157,080
12,213	*	SS&C Technologies Holdings, Inc	276,380
4,048	*	Stamps.com, Inc	109,256
19,794	*	SupportSoft, Inc	82,541
11,510	*	SYKES Enterprises, Inc	185,311
258,605	*	Symantec Corp	5,629,831
6,049	*,e	Synacor, Inc	35,024
9,136	*	Synchronoss Technologies, Inc	217,528
53,508	*	Synopsys, Inc	1,789,308
7,215		Syntel, Inc	420,562
13,563	*	TA Indigo Holding Corp	87,753
25,906	*	Take-Two Interactive Software, Inc	315,276
8,706	*	Tangoe, Inc	125,802
3,279	*	TechTarget, Inc	16,657
4,598	*	TeleNav, Inc	36,324
6,937	*	TeleTech Holdings, Inc	129,722
59,818	*	Teradata Corp	3,987,468
57,107	*	TIBCO Software, Inc	1,338,588
41,385	*	TiVo, Inc	552,076
7,045	*	TNS, Inc	147,593
56,398		Total System Services, Inc	1,311,253
7,164	*	Travelzoo, Inc	157,035
6,190	*	Trulia, Inc	162,735
10,475	*	Tyler Technologies, Inc	566,174
9,044	*	Ultimate Software Group, Inc	918,328
14,494	*	Unisys Corp	321,912
30,031		United Online, Inc	199,406
23,858	*	Unwired Planet, Inc	48,193
24,834	*	Valueclick, Inc	508,352
13,079	*	Vantiv, Inc	272,305
11,111	*	Vasco Data Security International	89,999
35,865	*	VeriFone Systems, Inc	1,245,233
7,136	*	Verint Systems, Inc	241,197
57,418		VeriSign, Inc	2,492,515
13,926	*,e	VirnetX Holding Corp	486,296

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,407	*	Virtusa Corp	$111,979
184,924		Visa, Inc (Class A)	29,201,349
10,895	*,e	VistaPrint Ltd	390,586
31,578	*	VMware, Inc (Class A)	2,415,085
5,899	*	Vocus, Inc	103,468
15,686	*,e	WebMD Health Corp (Class A)	259,290
12,876	*	Websense, Inc	188,376
11,570	*,e	Website Pros, Inc	187,434
220,704		Western Union Co	3,140,618
8,850	*,e	Workday, Inc	472,767
434,294	*	Yahoo!, Inc	8,525,191
3,486	*,e	Yelp, Inc	74,043
18,215	*	Zix Corp	59,381
35,735	*	Zynga, Inc	96,842

		TOTAL SOFTWARE & SERVICES	550,482,589

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
17,280	*,e	3D Systems Corp	999,648
25,329	*	Acme Packet, Inc	612,202
21,119	e	Adtran, Inc	426,604
4,806	*	Agilysys, Inc	40,899
57,416		Amphenol Corp (Class A)	3,879,599
4,148	*	Anaren, Inc	81,176
11,368		Anixter International, Inc	764,839
330,609		Apple, Inc	150,529,584
37,456	*	Arris Group, Inc	618,773
38,695	*	Arrow Electronics, Inc	1,486,662
37,118	*,e	Aruba Networks, Inc	855,199
5,463	*,e	Audience, Inc	66,758
12,336	*	Avid Technology, Inc	91,286
50,174	*	Avnet, Inc	1,774,153
26,893		AVX Corp	306,311
2,978		Aware, Inc	17,153
5,539	*	AX Holding Corp	38,718
6,934		Badger Meter, Inc	343,164
2,934		Bel Fuse, Inc (Class B)	54,660
19,084	*	Benchmark Electronics, Inc	335,115
4,982		Black Box Corp	116,728
26,318	*,e	Bookham, Inc	42,635
152,220	*	Brocade Communications Systems, Inc	870,698
11,083	*	CalAmp Corp	94,870
14,852	*	Calix Networks, Inc	120,895
14,164	*	Checkpoint Systems, Inc	170,818
41,307	*	Ciena Corp	646,868
1,894,589		Cisco Systems, Inc	38,971,696
14,163		Cognex Corp	561,705
7,816		Coherent, Inc	433,085
6,208		Comtech Telecommunications Corp	164,512
72,570	*	Comverse Technology, Inc	316,405
530,766		Corning, Inc	6,369,192
12,228	*	Cray, Inc	227,074
9,555		CTS Corp	95,072

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,721		Daktronics, Inc	$115,291
7,516	*	Datalink Corp	66,066
526,233		Dell, Inc	6,967,325
22,921		Diebold, Inc	674,794
9,771	*	Digi International, Inc	95,756
20,638	e	Dolby Laboratories, Inc (Class A)	666,814
5,346	*	DTS, Inc	102,109
9,941	*	Echelon Corp	24,057
12,884	*	EchoStar Corp (Class A)	468,720
5,225		Electro Rent Corp	80,883
6,312		Electro Scientific Industries, Inc	68,170
15,301	*	Electronics for Imaging, Inc	346,109
743,307	*	EMC Corp	18,292,785
28,792	*	Emulex Corp	219,971
33,524	*	Extreme Networks, Inc	123,704
28,428	*	F5 Networks, Inc	2,981,529
5,789	*	Fabrinet	84,751
5,606	*	FARO Technologies, Inc	186,175
13,649		FEI Co	832,043
35,530	*	Finisar Corp	550,715
51,073		Flir Systems, Inc	1,214,005
22,574	*,e	Fusion-io, Inc	394,594
8,607	*	Globecomm Systems, Inc	106,727
8,516	*	GSI Group, Inc	80,902
38,887	*	Harmonic, Inc	203,379
41,495		Harris Corp	1,917,069
16,929	*	Harris Stratex Networks, Inc (Class A)	63,484
694,548		Hewlett-Packard Co	11,466,987
14,238	*	Imation Corp	52,823
7,926	*	Immersion Corp	53,897
31,621	*,e	Infinera Corp	225,458
58,834	*	Ingram Micro, Inc (Class A)	1,069,602
14,703	*	Insight Enterprises, Inc	288,179
14,656	e	InterDigital, Inc	635,924
20,237	*	Intermec, Inc	199,942
6,382	*	Intevac, Inc	26,868
10,608	*,e	InvenSense, Inc	154,877
10,556	e	IPG Photonics Corp	691,207
13,175	*	Itron, Inc	611,188
13,982	*	Ixia	265,518
69,653		Jabil Circuit, Inc	1,317,138
89,071	*	JDS Uniphase Corp	1,292,420
191,393	*	Juniper Networks, Inc	4,283,375
19,880	*	Kemet Corp	114,509
5,394	*	Key Tronic Corp	51,944
4,142	*	KVH Industries, Inc	60,308
23,712	e	Lexmark International, Inc (Class A)	570,511
7,183		Littelfuse, Inc	459,784
4,781		Loral Space & Communications, Inc	280,597
11,147	*,e	Maxwell Technologies, Inc	107,791
4,979	*	Measurement Specialties, Inc	175,759
11,138	*	Mercury Computer Systems, Inc	81,864

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

753		Mesa Laboratories, Inc	$39,148
10,304		Methode Electronics, Inc	99,124
45,747	e	Molex, Inc	1,242,488
103,786		Motorola, Inc	6,060,065
5,275		MTS Systems Corp	299,884
2,498	*	Multi-Fineline Electronix, Inc	39,906
33,483		National Instruments Corp	950,917
52,747	*	NCR Corp	1,464,784
13,163	*,e	Neonode, Inc	68,448
128,239	*	NetApp, Inc	4,616,604
12,597	*	Netgear, Inc	442,281
12,817	*	Newport Corp	184,821
1,992	*	Numerex Corp	24,721
39,176	*,e	OCZ Technology Group, Inc	88,146
5,418	*	Oplink Communications, Inc	91,293
6,859	*	OSI Systems, Inc	373,541
3,262	*,e	Palo Alto Networks, Inc	180,584
6,877		Park Electrochemical Corp	179,765
36,763	*,e	Parkervision, Inc	87,864
2,574		PC Connection, Inc	31,789
5,118		PC-Tel, Inc	37,976
14,045		Plantronics, Inc	577,530
11,585	*	Plexus Corp	295,649
65,157	*	Polycom, Inc	718,682
19,051	*,e	Power-One, Inc	76,585
6,983	*	Procera Networks, Inc	117,524
32,350	*	QLogic Corp	373,642
606,246		Qualcomm, Inc	40,030,423
83,968	*,e	Quantum Corp	114,196
11,993	*,e	Rackable Systems, Inc	174,378
4,366	*	Radisys Corp	17,027
12,829	*,e	RealD, Inc	145,994
3,856		Richardson Electronics Ltd	46,735
62,379	*	Riverbed Technology, Inc	1,210,153
14,932	*	Rofin-Sinar Technologies, Inc	382,707
5,369	*	Rogers Corp	251,591
5,580	*	Ruckus Wireless, Inc	131,465
85,688	*	SanDisk Corp	4,283,543
26,935	*	Sanmina Corp	256,421
9,138	*	Scansource, Inc	265,550
18,507	*	ShoreTel, Inc	79,395
91,306	*	Sonus Networks, Inc	207,265
12,371	*,e	STEC, Inc	62,597
10,219	*,e	Stratasys Ltd	801,987
7,607	*,e	Super Micro Computer, Inc	94,175
4,491		Sycamore Networks, Inc	10,329
11,967	*	Symmetricom, Inc	64,502
11,098	*	Synaptics, Inc	389,318
11,468	*	SYNNEX Corp	412,275
13,868	*	Tech Data Corp	706,020
121,381		Tellabs, Inc	276,749
4,887		Telular Corp	54,197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,709		Tessco Technologies, Inc	$60,546
44,891	*	Trimble Navigation Ltd	2,805,687
17,569	*	TTM Technologies, Inc	140,025
7,572	e	Ubiquiti Networks, Inc	97,527
13,105	*,e	Universal Display Corp	364,581
12,389	*,e	Viasat, Inc	475,861
599	*	Viasystems Group, Inc	8,440
41,314	*	Vishay Intertechnology, Inc	454,041
5,315	*	Vishay Precision Group, Inc	70,105
10,509	*	Westell Technologies, Inc	19,231
80,014		Western Digital Corp	3,760,658
443,454		Xerox Corp	3,552,067
18,843	*	Zebra Technologies Corp (Class A)	815,525
5,831	*	Zygo Corp	92,771

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	355,940,971

TELECOMMUNICATION SERVICES - 2.6%
23,410	*	8x8, Inc	154,974
2,076,144		AT&T, Inc	72,229,050
2,593		Atlantic Tele-Network, Inc	112,225
4,577	*,e	Boingo Wireless, Inc	35,426
7,749	*	Cbeyond Communications, Inc	68,191
220,739		CenturyTel, Inc	8,928,893
65,415	*	Cincinnati Bell, Inc	310,721
146,559	*,e	Clearwire Corp (Class A)	467,523
15,496		Cogent Communications Group, Inc	383,836
20,086	e	Consolidated Communications Holdings, Inc	345,680
103,919	*	Crown Castle International Corp	7,328,368
5,958	*,e	Fairpoint Communications, Inc	55,171
331,210	e	Frontier Communications Corp	1,513,630
11,299	*	General Communication, Inc (Class A)	96,155
2,886	*	Hawaiian Telcom Holdco, Inc	57,778
3,725		HickoryTech Corp	36,058
3,946		IDT Corp (Class B)	40,328
8,910	*	inContact, Inc	52,569
14,564	*,e	Iridium Communications, Inc	101,948
21,872	*,e	Leap Wireless International, Inc	126,420
61,544	*	Level 3 Communications, Inc	1,465,978
5,990		Lumos Networks Corp	58,163
111,036	*	MetroPCS Communications, Inc	1,113,691
7,069		Neutral Tandem, Inc	19,581
64,606	*,e	NII Holdings, Inc (Class B)	452,242
6,537		NTELOS Holdings Corp	84,523
7,354	*	Orbcomm, Inc	31,034
14,456	*	Premiere Global Services, Inc	135,453
5,203		Primus Telecommunications Group, Inc	55,568
43,240	*	SBA Communications Corp (Class A)	3,012,098
6,623		Shenandoah Telecom Co	97,093
1,050,957	*	Sprint Nextel Corp	5,916,888
31,477		Telephone & Data Systems, Inc	796,053
18,932	*,e	Towerstream Corp	55,849
56,296	*	tw telecom inc (Class A)	1,555,459

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,724	*	US Cellular Corp	$293,821
8,430		USA Mobility, Inc	97,451
1,004,532		Verizon Communications, Inc	43,807,641
52,798	*	Vonage Holdings Corp	137,803
215,179	e	Windstream Corp	2,095,843

		TOTAL TELECOMMUNICATION SERVICES	153,727,176

TRANSPORTATION - 1.9%
21,485	*	Air Transport Services Group, Inc	99,905
25,182	*	Alaska Air Group, Inc	1,161,646
5,253		Allegiant Travel Co	391,191
2,892		Amerco, Inc	388,858
10,364		Arkansas Best Corp	109,029
9,824	*	Atlas Air Worldwide Holdings, Inc	442,964
36,658	*,e	Avis Budget Group, Inc	789,247
7,127	*	Celadon Group, Inc	141,186
57,336		CH Robinson Worldwide, Inc	3,792,776
18,553		Con-Way, Inc	582,193
12,001		Copa Holdings S.A. (Class A)	1,315,310
367,609		CSX Corp	8,098,426
298,500	*	Delta Air Lines, Inc	4,146,165
4,224	*	Echo Global Logistics, Inc	78,440
76,194		Expeditors International of Washington, Inc	3,268,723
110,214		FedEx Corp	11,181,210
11,382		Forward Air Corp	422,386
18,159	*,e	Genco Shipping & Trading Ltd	60,651
15,546	*	Genesee & Wyoming, Inc (Class A)	1,314,881
18,400	*	Hawaiian Holdings, Inc	106,168
24,959		Heartland Express, Inc	345,183
85,095	*	Hertz Global Holdings, Inc	1,555,537
14,167	*	Hub Group, Inc (Class A)	521,487
1,514		International Shipholding Corp	28,917
31,396		J.B. Hunt Transport Services, Inc	2,112,009
88,916	*,e	JetBlue Airways Corp	516,602
38,727		Kansas City Southern Industries, Inc	3,605,871
18,533	*	Kirby Corp	1,309,356
23,176		Knight Transportation, Inc	369,657
15,539		Landstar System, Inc	886,345
5,761		Marten Transport Ltd	117,294
13,930		Matson, Inc	381,821
114,693		Norfolk Southern Corp	7,898,907
23,548	*	Old Dominion Freight Line	877,869
16,991	*	Pacer International, Inc	69,153
3,488	*	Park-Ohio Holdings Corp	84,200
1,850	*	Patriot Transportation Holding, Inc	47,675
9,080	*	Quality Distribution, Inc	67,283
5,115	*,e	Rand Logistics, Inc	34,577
19,494	*	Republic Airways Holdings, Inc	163,555
7,102	*	Roadrunner Transportation Services Holdings, Inc	142,821
16,967		Ryder System, Inc	963,386
5,600	*	Saia, Inc	145,264
22,374		Skywest, Inc	282,807

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

271,079		Southwest Airlines Co	$3,038,796
17,148	*	Spirit Airlines, Inc	332,500
27,929	*	Swift Transportation Co, Inc	381,510
119,902	*	UAL Corp	2,895,633
168,390		Union Pacific Corp	22,136,550
255,575		United Parcel Service, Inc (Class B)	20,264,542
1,719		Universal Truckload Services, Inc	30,839
59,235	*,e	US Airways Group, Inc	845,876
34,265		UTI Worldwide, Inc	505,751
15,856		Werner Enterprises, Inc	374,519
5,678	*,e	Wesco Aircraft Holdings, Inc	78,527
7,013	*,e	XPO Logistics, Inc	117,468
11,565	*	Zipcar, Inc	141,209

		TOTAL TRANSPORTATION	111,562,651

UTILITIES - 3.4%
224,969		AES Corp	2,438,664
40,301		AGL Resources, Inc	1,684,582
14,057		Allete, Inc	648,590
40,762		Alliant Energy Corp	1,868,530
82,762		Ameren Corp	2,684,799
6,026	*	American DG Energy, Inc	13,860
170,681		American Electric Power Co, Inc	7,730,143
7,590		American States Water Co	383,675
60,120		American Water Works Co, Inc	2,301,394
52,642		Aqua America, Inc	1,433,442
1,862		Artesian Resources Corp	42,174
41,692	e	Atlantic Power Corp	512,395
31,508		Atmos Energy Corp	1,177,139
19,456		Avista Corp	503,132
18,370		Black Hills Corp	741,230
3,403	*,e	Cadiz, Inc	23,651
20,364		California Water Service Group	397,098
141,328	*	Calpine Corp	2,788,401
145,893		Centerpoint Energy, Inc	2,982,053
5,303		CH Energy Group, Inc	344,695
3,188		Chesapeake Utilities Corp	151,303
21,579		Cleco Corp	922,502
89,290		CMS Energy Corp	2,294,753
2,380		Connecticut Water Service, Inc	70,543
103,642		Consolidated Edison, Inc	5,895,157
4,056		Consolidated Water Co, Inc	36,261
2,010		Delta Natural Gas Co, Inc	39,597
203,771		Dominion Resources, Inc	11,026,049
60,404		DTE Energy Co	3,824,177
248,935		Duke Energy Corp	17,111,792
113,513		Edison International	5,470,191
13,965		El Paso Electric Co	470,481
15,034		Empire District Electric Co	318,871
62,320		Entergy Corp	4,025,872
298,903		Exelon Corp	9,397,510
145,812		FirstEnergy Corp	5,903,928

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,900		Genie Energy Ltd	$27,846
47,864		Great Plains Energy, Inc	1,024,290
34,328		Hawaiian Electric Industries, Inc	925,826
17,907		Idacorp, Inc	831,064
27,001		Integrys Energy Group, Inc	1,476,685
19,114		ITC Holdings Corp	1,548,234
8,906		Laclede Group, Inc	355,528
65,343		MDU Resources Group, Inc	1,523,799
10,087		MGE Energy, Inc	528,458
4,344		Middlesex Water Co	83,883
23,978		National Fuel Gas Co	1,304,403
16,845		New Jersey Resources Corp	707,995
149,166		NextEra Energy, Inc	10,747,410
105,639		NiSource, Inc	2,855,422
109,472		Northeast Utilities	4,458,795
10,290		Northwest Natural Gas Co	467,372
12,461		NorthWestern Corp	460,932
114,436		NRG Energy, Inc	2,746,464
78,312		NV Energy, Inc	1,482,446
35,869		OGE Energy Corp	2,105,869
70,829		Oneok, Inc	3,329,671
5,001	e	Ormat Technologies, Inc	106,321
11,955		Otter Tail Corp	321,350
78,732	e	Pepco Holdings, Inc	1,536,849
149,053		PG&E Corp	6,355,620
25,911		Piedmont Natural Gas Co, Inc	822,933
39,786		Pinnacle West Capital Corp	2,123,777
26,386		PNM Resources, Inc	563,605
27,207		Portland General Electric Co	781,385
202,148		PPL Corp	6,123,063
178,143		Public Service Enterprise Group, Inc	5,554,499
62,018		Questar Corp	1,440,678
42,617		SCANA Corp	1,994,902
84,486		Sempra Energy	6,340,674
4,968		SJW Corp	134,732
11,237		South Jersey Industries, Inc	609,944
306,780		Southern Co	13,568,879
16,667		Southwest Gas Corp	742,348
74,964		TECO Energy, Inc	1,332,110
39,114		UGI Corp	1,378,377
18,402		UIL Holdings Corp	684,738
4,949		Unitil Corp	132,534
13,327		UNS Energy Corp	603,580
29,190		Vectren Corp	921,236
43,837		Westar Energy, Inc	1,318,179
18,578		WGL Holdings, Inc	778,976
85,233		Wisconsin Energy Corp	3,360,737
175,641		Xcel Energy, Inc	4,879,307
3,546		York Water Co	67,019

		TOTAL UTILITIES	201,229,378

		TOTAL COMMON STOCKS	5,879,505,490

		(Cost $4,945,807,472)

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
2,156	e	Magnum Hunter Resources Corp			$302

		TOTAL ENERGY			302

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
18,482		Allos Therapeutics, Inc			370

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			370

		TOTAL RIGHTS / WARRANTS			672

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.3%
GOVERNMENT AGENCY DEBT - 0.2%
$10,000,000	d	Federal Home Loan Bank (FHLB)	0.040%	02/13/13	9,999,867

					9,999,867

TREASURY DEBT - 0.4%
20,000,000	d	United States Treasury Bill	0.035	02/07/13	19,999,883
5,700,000		United States Treasury Bill	0.037	02/28/13	5,699,842

					25,699,725

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
		TIAA-CREF Short Term Lending Portfolio of the State Street
158,758,136	a,c	Navigator Securities Lending Trust			158,758,136

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			158,758,136

		TOTAL SHORT-TERM INVESTMENTS			194,457,728

		(Cost $194,457,728)

		TOTAL INVESTMENTS - 103.0%			6,073,963,890
		(Cost $5,140,265,200)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%			(176,264,486)

		NET ASSETS - 100.0%			$5,897,699,404

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $154,791,945.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.6%
4,470	e	Allison Transmission Holdings, Inc	$99,592
17,356	*	BorgWarner, Inc	1,287,468
50,031	*	Delphi Automotive plc	1,934,198
21,427		Gentex Corp	409,898
39,043	*	Goodyear Tire & Rubber Co	537,232
35,336		Harley-Davidson, Inc	1,852,313
10,338	*,e	Tesla Motors, Inc	387,778
269		Thor Industries, Inc	11,320
461	*	Visteon Corp	25,950

		TOTAL AUTOMOBILES & COMPONENTS	6,545,749

BANKS - 0.0%
10,861	e	People’s United Financial, Inc	133,699
1,305	*	Signature Bank	96,479

		TOTAL BANKS	230,178

CAPITAL GOODS - 9.4%
94,912		3M Co	9,543,402
35,897		Ametek, Inc	1,471,418
3,648		Armstrong World Industries, Inc	200,603
17,503		Babcock & Wilcox Co	466,280
14,822	*	BE Aerospace, Inc	763,185
102,873		Boeing Co	7,599,228
794		Carlisle Cos, Inc	50,935
99,065		Caterpillar, Inc	9,747,005
8,747		Chicago Bridge & Iron Co NV	444,435
1,565	*,e	Colfax Corp	69,815
29,060		Cummins, Inc	3,336,960
30,225		Danaher Corp	1,811,384
60,682		Deere & Co	5,707,749
22,548		Donaldson Co, Inc	848,030
12,603		Eaton Corp	717,741
93,431		Emerson Electric Co	5,348,925
44,939		Fastenal Co	2,232,569
7,147		Flowserve Corp	1,120,435
19,131		Fluor Corp	1,240,263
5,025	*	Fortune Brands Home & Security, Inc	164,518
552	*	General Cable Corp	18,558
8,933		Graco, Inc	510,968
118,487		Honeywell International, Inc	8,085,553
7,426		Hubbell, Inc (Class B)	676,137
2,237		IDEX Corp	111,604
61,215		Illinois Tool Works, Inc	3,846,138
37,378		Ingersoll-Rand plc	1,920,855

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,636		ITT Corp	$93,372
16,325		Joy Global, Inc	1,031,250
7,684		Lennox International, Inc	441,907
13,071		Lincoln Electric Holdings, Inc	704,919
35,493		Lockheed Martin Corp	3,083,277
17,305		Manitowoc Co, Inc	304,568
55,363		Masco Corp	1,018,126
2,397	*	MRC Global, Inc	73,660
6,738		MSC Industrial Direct Co (Class A)	533,111
9,351		Nordson Corp	632,315
11,913		Paccar, Inc	560,626
17,878		Pall Corp	1,221,067
10,293		Parker Hannifin Corp	956,940
7,067	*,e	Polypore International, Inc	272,715
22,109		Precision Castparts Corp	4,054,791
21,767		Rockwell Automation, Inc	1,941,399
20,793		Rockwell Collins, Inc	1,224,292
14,900		Roper Industries, Inc	1,750,005
1,702		Snap-On, Inc	137,896
6,395	*	Spirit Aerosystems Holdings, Inc (Class A)	101,936
2,255		SPX Corp	168,291
2,881		Textron, Inc	82,858
1,067		Timken Co	57,202
8,939		Toro Co	393,584
7,915		TransDigm Group, Inc	1,072,008
2,410		Triumph Group, Inc	169,592
14,644	*	United Rentals, Inc	741,279
138,667		United Technologies Corp	12,143,069
3,448		Valmont Industries, Inc	502,443
8,920		W.W. Grainger, Inc	1,942,954
9,054	*	WABCO Holdings, Inc	567,324
7,201		Westinghouse Air Brake Technologies Corp	674,158
2,479		Xylem, Inc	69,238

		TOTAL CAPITAL GOODS	106,776,865

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
7,195		Cintas Corp	304,061
7,992	*	Clean Harbors, Inc	444,275
14,972	*	Copart, Inc	537,645
1,097		Covanta Holding Corp	21,633
4,483	e	Dun & Bradstreet Corp	365,544
16,029		Equifax, Inc	940,902
7,824	*	IHS, Inc (Class A)	805,090
23,485		Iron Mountain, Inc	803,422
4,548	*	Nielsen Holdings NV	147,856
14,885	e	Pitney Bowes, Inc	214,493
21,651		Robert Half International, Inc	762,981
9,738		Rollins, Inc	240,723
13,086	*	Stericycle, Inc	1,234,664
19,640	*	Verisk Analytics, Inc	1,083,342
1,171		Waste Connections, Inc	42,179

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,948,810

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.8%
7,845	*	Carter’s, Inc	$472,504
43,569		Coach, Inc	2,222,019
3,555	*,e	Deckers Outdoor Corp	142,022
2,719		DR Horton, Inc	64,332
8,178	*	Fossil, Inc	863,433
1,192	*,e	Garmin Ltd	45,165
15,547	*	Hanesbrands, Inc	582,702
15,781	e	Hasbro, Inc	589,736
2,622	*	Jarden Corp	154,278
40,440		Mattel, Inc	1,521,757
13,229	*	Michael Kors Holdings Ltd	742,544
109,323		Nike, Inc (Class B)	5,908,908
712	*	NVR, Inc	733,118
10,028		Phillips-Van Heusen Corp	1,192,028
10,065		Polaris Industries, Inc	876,561
9,179		Ralph Lauren Corp	1,528,120
9,990	*,e	Tempur-Pedic International, Inc	389,210
8,265		Tupperware Corp	629,793
11,633	*	Under Armour, Inc (Class A)	591,771
13,348		VF Corp	1,969,898

		TOTAL CONSUMER DURABLES & APPAREL	21,219,899

CONSUMER SERVICES - 3.6%
14,161	*	Apollo Group, Inc (Class A)	286,335
5,995	*	Bally Technologies, Inc	288,719
11,415		Brinker International, Inc	373,727
4,875	*	Chipotle Mexican Grill, Inc (Class A)	1,496,674
369	e	Choice Hotels International, Inc	13,299
19,482		Darden Restaurants, Inc	905,913
10,341		Dunkin Brands Group, Inc	377,550
25,678		H&R Block, Inc	584,688
22,657		International Game Technology	348,238
5,388	*,e	ITT Educational Services, Inc	90,734
60,900		Las Vegas Sands Corp	3,364,725
34,897		Marriott International, Inc (Class A)	1,395,182
154,626		McDonald’s Corp	14,734,312
4,417	*	Panera Bread Co (Class A)	705,881
785	*	Penn National Gaming, Inc	38,198
115,517		Starbucks Corp	6,482,814
29,427		Starwood Hotels & Resorts Worldwide, Inc	1,807,112
4,049	e	Weight Watchers International, Inc	216,500
22,095		Wyndham Worldwide Corp	1,232,680
12,234		Wynn Resorts Ltd	1,531,941
69,854		Yum! Brands, Inc	4,536,319

		TOTAL CONSUMER SERVICES	40,811,541

DIVERSIFIED FINANCIALS - 2.6%
5,802	*	Affiliated Managers Group, Inc	835,082
98,037		American Express Co	5,765,556
10,338		BlackRock, Inc	2,442,663

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,600		CBOE Holdings, Inc	$393,008
16,916		Eaton Vance Corp	612,359
11,578	e	Federated Investors, Inc (Class B)	273,935
5,083		Franklin Resources, Inc	695,761
11,174	*	IntercontinentalExchange, Inc	1,550,393
153,440		iShares Russell 1000 Growth Index Fund	10,473,815
16,872		Lazard Ltd (Class A)	584,615
6,605		Leucadia National Corp	168,097
6,130		LPL Financial Holdings, Inc	204,129
30,054		Moody’s Corp	1,647,560
18,406	*	MSCI, Inc (Class A)	621,018
20,285		SEI Investments Co	546,884
38,640		T Rowe Price Group, Inc	2,760,828
12,749		Waddell & Reed Financial, Inc (Class A)	506,135

		TOTAL DIVERSIFIED FINANCIALS	30,081,838

ENERGY - 4.2%
2,850	*	Atwood Oceanics, Inc	150,395
31,241		Cabot Oil & Gas Corp	1,648,900
28,931	*	Cameron International Corp	1,831,622
2,904	e	CARBO Ceramics, Inc	232,640
22,506	*	Cheniere Energy, Inc	477,802
27,084	*	Cobalt International Energy, Inc	655,704
15,488	*	Concho Resources, Inc	1,412,815
6,384	*	Continental Resources, Inc	530,638
12,033	*	Dresser-Rand Group, Inc	734,615
40,828		EOG Resources, Inc	5,102,684
36,588	*	FMC Technologies, Inc	1,732,442
6,504	e	Golar LNG Ltd	266,989
45,078		Halliburton Co	1,833,773
3,269		Helmerich & Payne, Inc	210,328
73,953		Kinder Morgan, Inc	2,770,279
11,045	*	Kosmos Energy LLC	136,737
2,964	*	Laredo Petroleum Holdings, Inc	54,686
14,421		National Oilwell Varco, Inc	1,069,173
6,175		Noble Energy, Inc	665,603
16,021		Oceaneering International, Inc	1,012,687
7,495	*	Oil States International, Inc	581,462
15,695		Pioneer Natural Resources Co	1,844,790
24,147		Range Resources Corp	1,621,954
7,224	e	RPC, Inc	108,143
202,905		Schlumberger Ltd	15,836,735
1,892		SEACOR Holdings, Inc	172,115
18,293	*	Southwestern Energy Co	627,450
8,626		St. Mary Land & Exploration Co	501,688
2,705	*	Whiting Petroleum Corp	128,704
102,562		Williams Cos, Inc	3,594,798
3,265		World Fuel Services Corp	140,754

		TOTAL ENERGY	47,689,105

FOOD & STAPLES RETAILING - 2.6%
65,929		Costco Wholesale Corp	6,747,174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

39,420		CVS Corp	$2,018,304
4,689	*	Fresh Market, Inc	229,245
80,089		Kroger Co	2,218,465
4,029	e	Safeway, Inc	77,558
47,415		Sysco Corp	1,506,375
202,900		Wal-Mart Stores, Inc	14,192,855
28,268		Whole Foods Market, Inc	2,720,795

		TOTAL FOOD & STAPLES RETAILING	29,710,771

FOOD, BEVERAGE & TOBACCO - 8.1%
240,127		Altria Group, Inc	8,087,477
20,181		Brown-Forman Corp (Class B)	1,305,711
20,386	e	Campbell Soup Co	748,370
591,079		Coca-Cola Co	22,011,782
3,328		Coca-Cola Enterprises, Inc	116,047
23,616	*	Dean Foods Co	432,409
32,538		Dr Pepper Snapple Group, Inc	1,466,488
17,906		Flowers Foods, Inc	481,313
77,547		General Mills, Inc	3,252,321
17,439	*,e	Green Mountain Coffee Roasters, Inc	793,998
30,441		H.J. Heinz Co	1,845,638
22,898		Hershey Co	1,819,246
15,348		Hillshire Brands Co	475,481
11,231		Hormel Foods Corp	388,705
2,436		Ingredion, Inc	160,947
34,716		Kellogg Co	2,030,886
5,203		Kraft Foods Group, Inc	240,483
59,460		Lorillard, Inc	2,323,102
20,421		McCormick & Co, Inc	1,273,249
31,017		Mead Johnson Nutrition Co	2,357,292
14,818		Mondelez International, Inc	411,792
22,344	*	Monster Beverage Corp	1,070,278
237,963		PepsiCo, Inc	17,335,605
238,499		Philip Morris International, Inc	21,026,072
17,434		Reynolds American, Inc	766,747
1,960	*,e	WhiteWave Foods Co	31,732

		TOTAL FOOD, BEVERAGE & TOBACCO	92,253,171

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
226,910		Abbott Laboratories	7,687,711
35,543		AmerisourceBergen Corp	1,612,586
12,906		Bard (C.R.), Inc	1,317,315
76,938		Baxter International, Inc	5,219,474
28,639		Becton Dickinson & Co	2,406,822
28,826		Cardinal Health, Inc	1,262,867
31,316	*	Catamaran Corp	1,624,987
22,135	*	Cerner Corp	1,827,244
2,143		Cooper Cos, Inc	217,193
3,511		Covidien plc	218,876
14,406	*	DaVita, Inc	1,662,596
9,226		Dentsply International, Inc	385,278
17,062	*	Edwards Lifesciences Corp	1,534,386

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

122,534	*	Express Scripts Holding Co	$6,545,766
16,190		HCA Holdings, Inc	609,554
8,070	*	Henry Schein, Inc	696,764
8,576	*	Idexx Laboratories, Inc	816,521
6,081	*	Intuitive Surgical, Inc	3,492,805
14,927	*	Laboratory Corp of America Holdings	1,335,967
35,899		McKesson Corp	3,777,652
9,579		Medtronic, Inc	446,381
13,091		Patterson Cos, Inc	472,978
2,947		Quest Diagnostics, Inc	170,779
22,089		Resmed, Inc	967,498
1,455	*	Sirona Dental Systems, Inc	96,714
37,173		St. Jude Medical, Inc	1,512,941
34,702		Stryker Corp	2,174,080
909	*	Tenet Healthcare Corp	35,296
8,657	*	Thoratec Corp	316,240
1,477		Universal Health Services, Inc (Class B)	83,657
17,200	*	Varian Medical Systems, Inc	1,215,180
2,879		WellPoint, Inc	186,617
2,499		Zimmer Holdings, Inc	186,425

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,117,150

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
50,415		Avon Products, Inc	856,047
13,504		Church & Dwight Co, Inc	780,396
1,703		Clorox Co	133,532
66,588		Colgate-Palmolive Co	7,149,554
34,969		Estee Lauder Cos (Class A)	2,130,661
17,230	e	Herbalife Ltd	625,794
53,198		Kimberly-Clark Corp	4,761,753
7,958	e	Nu Skin Enterprises, Inc (Class A)	337,101
30,372		Procter & Gamble Co	2,282,759

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,057,597

INSURANCE - 0.5%
2,707		Allied World Assurance Co Holdings Ltd	229,635
4,066		Aon plc	234,771
3,086	*	Arch Capital Group Ltd	143,252
17,433		Arthur J. Gallagher & Co	644,149
1,765		Brown & Brown, Inc	48,255
598		Endurance Specialty Holdings Ltd	25,666
3,865		Erie Indemnity Co (Class A)	275,729
2,940		Hanover Insurance Group, Inc	122,186
66,867		Marsh & McLennan Cos, Inc	2,372,441
25,743		Travelers Cos, Inc	2,019,796
2,250		Validus Holdings Ltd	81,923

		TOTAL INSURANCE	6,197,803

MATERIALS - 3.9%
10,168		Airgas, Inc	968,400
7,433		Albemarle Corp	455,717
14,324	*	Allied Nevada Gold Corp	339,336

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,495		Aptargroup, Inc	$180,097
23,727		Ball Corp	1,056,326
531		Carpenter Technology Corp	27,787
23,645		Celanese Corp (Series A)	1,108,478
2,205		CF Industries Holdings, Inc	505,320
5,028		Compass Minerals International, Inc	362,267
5,081	*	Crown Holdings, Inc	192,367
142,658		Du Pont (E.I.) de Nemours & Co	6,769,122
18,961		Eastman Chemical Co	1,349,075
39,888		Ecolab, Inc	2,887,891
20,395		FMC Corp	1,253,681
12,611		International Flavors & Fragrances, Inc	888,193
3,312		Intrepid Potash, Inc	77,170
3,608		LyondellBasell Industries AF S.C.A	228,819
3,456	e	Martin Marietta Materials, Inc	341,211
6,106	*,e	Molycorp, Inc	45,062
81,164		Monsanto Co	8,225,971
1,343		NewMarket Corp	342,680
17,971	*	Owens-Illinois, Inc	427,710
13,616		Packaging Corp of America	523,263
21,427	e	PPG Industries, Inc	2,954,140
45,630		Praxair, Inc	5,036,183
1,019		Rock-Tenn Co (Class A)	80,450
2,994		Rockwood Holdings, Inc	163,862
10,005		Royal Gold, Inc	747,073
7,744		RPM International, Inc	241,690
5,222		Scotts Miracle-Gro Co (Class A)	228,306
13,193		Sherwin-Williams Co	2,139,113
18,586		Sigma-Aldrich Corp	1,437,255
7,559		Silgan Holdings, Inc	324,281
18,379		Southern Copper Corp (NY)	723,949
8,947		Steel Dynamics, Inc	136,084
2,577	*	Tahoe Resources, Inc	41,490
14,432		Valspar Corp	956,553
667	e	Westlake Chemical Corp	61,271
10,031	*	WR Grace & Co	720,226

		TOTAL MATERIALS	44,547,869

MEDIA - 4.2%
8,638	*	AMC Networks, Inc	492,107
3,170		Cablevision Systems Corp (Class A)	46,409
16,131		CBS Corp (Class B)	672,985
7,774	*	Charter Communications, Inc	606,139
17,378		Cinemark Holdings, Inc	489,017
2,988		Clear Channel Outdoor Holdings, Inc (Class A)	22,410
194,406		Comcast Corp (Class A)	7,402,980
92,447	*	DIRECTV	4,727,740
36,227	*	Discovery Communications, Inc (Class A)	2,513,429
23,605		DISH Network Corp (Class A)	879,758
3,488		Interpublic Group of Cos, Inc	42,240
3,034		John Wiley & Sons, Inc (Class A)	116,202
10,123	*	Lamar Advertising Co (Class A)	431,645

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

39,693	*	Liberty Global, Inc (Class A)	$2,710,635
1,005	*	Liberty Media Corp	112,068
1,211	*	Madison Square Garden, Inc	62,996
42,473		McGraw-Hill Cos, Inc	2,443,047
3,631		Morningstar, Inc	245,782
108,852		News Corp (Class A)	3,019,554
41,392		Omnicom Group, Inc	2,246,758
18,673	*,e	Pandora Media, Inc	215,113
4,577	e	Regal Entertainment Group (Class A)	68,335
12,575		Scripps Networks Interactive (Class A)	776,758
580,301	e	Sirius XM Radio, Inc	1,822,145
1,005	*	Starz-Liberty Capital	16,020
47,547		Time Warner Cable, Inc	4,247,849
80,115		Viacom, Inc (Class B)	4,834,940
42,527	e	Virgin Media, Inc	1,675,138
100,481		Walt Disney Co	5,413,916

		TOTAL MEDIA	48,354,115

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
226,949		AbbVie, Inc	8,326,759
19,482	*	Actavis, Inc	1,683,050
52,783		Agilent Technologies, Inc	2,363,623
29,039	*	Alexion Pharmaceuticals, Inc	2,729,376
46,059		Allergan, Inc	4,836,656
118,331		Amgen, Inc	10,112,567
26,854	*	Ariad Pharmaceuticals, Inc	533,858
36,569	*	Biogen Idec, Inc	5,707,690
18,502	*	BioMarin Pharmaceuticals, Inc	1,015,575
233,219		Bristol-Myers Squibb Co	8,428,535
14,137	*	Bruker BioSciences Corp	238,491
67,026	*	Celgene Corp	6,632,893
4,555	*	Charles River Laboratories International, Inc	188,213
520	*	Covance, Inc	34,689
57,187		Eli Lilly & Co	3,070,370
10,901	*	Endo Pharmaceuticals Holdings, Inc	345,126
230,188	*	Gilead Sciences, Inc	9,080,916
18,310	*,e	Illumina, Inc	927,035
14,665	*,e	Incyte Corp	269,543
94,003		Johnson & Johnson	6,948,702
2,261	*	Life Technologies Corp	146,264
10,795	*	Medivation, Inc	586,816
4,876	*	Mettler-Toledo International, Inc	1,036,296
57,142	*	Mylan Laboratories, Inc	1,615,404
12,660	*	Myriad Genetics, Inc	342,580
10,062	*	Onyx Pharmaceuticals, Inc	780,006
14,318		Perrigo Co	1,439,102
11,734	*	Regeneron Pharmaceuticals, Inc	2,041,012
8,556	*	Salix Pharmaceuticals Ltd	409,832
6,036		Techne Corp	432,660
7,644	*	United Therapeutics Corp	411,935
32,386	*	Vertex Pharmaceuticals, Inc	1,450,245
24,323		Warner Chilcott plc	344,657

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

13,220	*	Waters Corp	$1,210,555

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	85,721,031

REAL ESTATE - 2.3%
356	*	Alexander & Baldwin, Inc	11,962
1,298		American Campus Communities, Inc	60,448
59,500		American Tower Corp	4,530,925
15,391		Apartment Investment & Management Co (Class A)	419,866
3,834		Boston Properties, Inc	403,644
3,092		BRE Properties, Inc (Class A)	157,321
9,155		Camden Property Trust	635,265
49,679	*	CBRE Group, Inc	1,072,073
18,130		Digital Realty Trust, Inc	1,231,208
5,694		Equity Lifestyle Properties, Inc	407,690
3,551		Equity Residential	196,690
5,370		Essex Property Trust, Inc	825,799
10,323		Extra Space Storage, Inc	411,268
7,809		Federal Realty Investment Trust	826,583
4,738		HCP, Inc	219,796
4,396		Home Properties, Inc	270,222
998		Kilroy Realty Corp	49,800
6,425		Mid-America Apartment Communities, Inc	420,002
23,984		Plum Creek Timber Co, Inc	1,155,549
3,855		Post Properties, Inc	187,006
21,855		Public Storage, Inc	3,364,140
14,286		Rayonier, Inc	769,158
1,860	*	Realogy Holdings Corp	83,272
8,198		Regency Centers Corp	408,506
38,838		Simon Property Group, Inc	6,221,071
1,093	*,e	St. Joe Co	25,686
14,741		Tanger Factory Outlet Centers, Inc	522,126
2,895		Taubman Centers, Inc	235,943
25,415		Weyerhaeuser Co	765,500

		TOTAL REAL ESTATE	25,888,519

RETAILING - 6.5%
8,654		Aaron’s, Inc	256,591
10,892		Advance Auto Parts, Inc	800,780
55,045	*	Amazon.com, Inc	14,614,448
22,474		American Eagle Outfitters, Inc	454,200
18,397	*	Ascena Retail Group, Inc	311,829
2,782	*	Autonation, Inc	134,927
5,880	*	Autozone, Inc	2,173,836
35,408	*	Bed Bath & Beyond, Inc	2,078,450
8,482	*	Big Lots, Inc	272,696
6,328	*	Carmax, Inc	249,450
17,571		Chico’s FAS, Inc	315,048
14,044		Dick’s Sporting Goods, Inc	668,354
28,504	*	Dollar General Corp	1,317,455
35,715	*	Dollar Tree, Inc	1,428,243
5,051		DSW, Inc (Class A)	338,063
8,632		Expedia, Inc	563,238

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,142		Family Dollar Stores, Inc	$858,551
4,855		Foot Locker, Inc	166,769
46,476		Gap, Inc	1,518,836
23,901		Genuine Parts Co	1,625,985
10,173		GNC Holdings, Inc	365,618
4,597	*,e	Groupon, Inc	25,283
232,896		Home Depot, Inc	15,585,400
4,296	*,e	HomeAway, Inc	102,975
2,420		Kohl’s Corp	112,022
12,092	*	Liberty Media Holding Corp (Interactive A)	257,076
740	*	Liberty Ventures	55,226
36,957		Limited Brands, Inc	1,774,675
43,729	*	LKQ Corp	979,092
23,156		Lowe’s Companies, Inc	884,328
8,630		Macy’s, Inc	340,971
8,562	*,e	NetFlix, Inc	1,414,785
23,413		Nordstrom, Inc	1,293,100
18,149	*	O’Reilly Automotive, Inc	1,681,505
16,692		Petsmart, Inc	1,091,824
7,616	*	Priceline.com, Inc	5,220,540
34,515		Ross Stores, Inc	2,060,545
23,097	*	Sally Beauty Holdings, Inc	612,994
5,402		Target Corp	326,335
15,776		Tiffany & Co	1,037,272
112,739		TJX Companies, Inc	5,093,548
11,138		Tractor Supply Co	1,154,676
12,921	*	TripAdvisor, Inc	597,984
9,795		Ulta Salon Cosmetics & Fragrance, Inc	958,147
16,118	*	Urban Outfitters, Inc	689,689
7,311		Williams-Sonoma, Inc	321,684

		TOTAL RETAILING	74,185,043

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
109,348	*,e	Advanced Micro Devices, Inc	284,305
49,297		Altera Corp	1,647,506
4,349		Analog Devices, Inc	189,790
4,798	*	Atmel Corp	32,147
35,436		Avago Technologies Ltd	1,267,546
52,155		Broadcom Corp (Class A)	1,692,430
14,183		Cypress Semiconductor Corp	145,659
7,783	*,e	Freescale Semiconductor Holdings Ltd	112,464
568,756		Intel Corp	11,966,626
8,185	*	Lam Research Corp	336,731
34,243		Linear Technology Corp	1,253,979
86,150	*	LSI Logic Corp	606,496
21,407		Maxim Integrated Products, Inc	673,250
29,298	e	Microchip Technology, Inc	980,018
5,917	*	Silicon Laboratories, Inc	258,218
26,645	*	Skyworks Solutions, Inc	637,881
2,736	*	Teradyne, Inc	44,214
117,148		Texas Instruments, Inc	3,875,256
40,542		Xilinx, Inc	1,479,377

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	27,483,893

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 18.0%
97,949		Accenture plc	$7,041,553
43,492	*	Adobe Systems, Inc	1,645,302
25,650	*	Akamai Technologies, Inc	1,044,211
7,484	*	Alliance Data Systems Corp	1,179,478
14,424	*	Ansys, Inc	1,061,606
3,223		AOL, Inc	98,785
35,590	*	Autodesk, Inc	1,383,739
74,281		Automatic Data Processing, Inc	4,404,120
23,899	*	BMC Software, Inc	993,003
18,916		Broadridge Financial Solutions, Inc	445,850
3,131		CA, Inc	77,711
41,589	*	Cadence Design Systems, Inc	579,335
28,360	*	Citrix Systems, Inc	2,074,818
46,451	*	Cognizant Technology Solutions Corp (Class A)	3,631,539
2,248	*	Compuware Corp	26,122
6,848	*,e	Concur Technologies, Inc	458,131
755		DST Systems, Inc	50,540
176,229	*	eBay, Inc	9,856,488
7,365	*	Equinix, Inc	1,586,642
64,215	*	Facebook, Inc	1,988,739
6,585		Factset Research Systems, Inc	609,244
17,312	*	Fiserv, Inc	1,390,327
7,879	*	FleetCor Technologies, Inc	471,479
19,754	*	Fortinet, Inc	465,997
13,702	*	Gartner, Inc	705,790
15,273		Genpact Ltd	255,823
11,892		Global Payments, Inc	585,800
39,387	*	Google, Inc (Class A)	29,764,362
1,631		IAC/InterActiveCorp	67,279
16,378	*	Informatica Corp	606,150
165,854		International Business Machines Corp	33,679,972
45,105		Intuit, Inc	2,813,650
13,012		Jack Henry & Associates, Inc	539,738
12,498		Lender Processing Services, Inc	300,452
9,566	*	LinkedIn Corp	1,184,175
16,499		Mastercard, Inc (Class A)	8,553,081
12,166	*	Micros Systems, Inc	560,001
1,145,289		Microsoft Corp	31,461,089
4,670	*	NetSuite, Inc	327,974
10,129	*	NeuStar, Inc (Class A)	457,223
36,591	*	Nuance Communications, Inc	880,014
581,362		Oracle Corp	20,644,165
46,381		Paychex, Inc	1,513,412
16,760	*	Rackspace Hosting, Inc	1,262,866
28,714	*	Red Hat, Inc	1,595,350
3,154	*	Rovi Corp	54,533
14,142		SAIC, Inc	171,118
21,152	*	Salesforce.com, Inc	3,640,894
1,895	*,e	ServiceNow, Inc	52,529

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,095	*	SolarWinds, Inc	$494,950
10,881		Solera Holdings, Inc	596,388
2,292	*	Splunk, Inc	75,544
5,480	*	Symantec Corp	119,300
1,363	*	Synopsys, Inc	45,579
25,813	*	Teradata Corp	1,720,695
24,979	*	TIBCO Software, Inc	585,508
21,054		Total System Services, Inc	489,505
5,599	*	Vantiv, Inc	116,571
16,064	*	VeriFone Systems, Inc	557,742
21,997		VeriSign, Inc	954,890
79,512		Visa, Inc (Class A)	12,555,740
13,639	*	VMware, Inc (Class A)	1,043,111
94,486		Western Union Co	1,344,536
2,900	*,e	Workday, Inc	154,918
19,526	*	Zynga, Inc	52,915

		TOTAL SOFTWARE & SERVICES	205,150,091

TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
9,889	*	Acme Packet, Inc	239,017
24,786		Amphenol Corp (Class A)	1,674,790
142,277	d	Apple, Inc	64,780,141
608		Diebold, Inc	17,900
4,235	e	Dolby Laboratories, Inc (Class A)	136,833
1,360	*	EchoStar Corp (Class A)	49,477
319,364	*	EMC Corp	7,859,548
12,280	*	F5 Networks, Inc	1,287,926
18,437		Flir Systems, Inc	438,247
11,131	*,e	Fusion-io, Inc	194,570
5,078		Harris Corp	234,604
4,726	e	IPG Photonics Corp	309,458
4,445		Jabil Circuit, Inc	84,055
44,203		Motorola, Inc	2,581,013
13,633		National Instruments Corp	387,177
24,046	*	NCR Corp	667,757
36,884	*	NetApp, Inc	1,327,824
1,082	*,e	Palo Alto Networks, Inc	59,900
260,834		Qualcomm, Inc	17,222,869
24,229	*	Riverbed Technology, Inc	470,043
2,354	*,e	Stratasys Ltd	184,742
19,307	*	Trimble Navigation Ltd	1,206,687
14,253		Western Digital Corp	669,891
1,306	*	Zebra Technologies Corp (Class A)	56,524

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	102,140,993

TELECOMMUNICATION SERVICES - 2.2%
44,181	*	Crown Castle International Corp	3,115,644
11,749	*	Level 3 Communications, Inc	279,861
18,702	*	SBA Communications Corp (Class A)	1,302,782
22,765	*	tw telecom inc (Class A)	628,997
432,274		Verizon Communications, Inc	18,851,469
52,896	e	Windstream Corp	515,207

		TOTAL TELECOMMUNICATION SERVICES	24,693,960

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.7%
24,211		CH Robinson Worldwide, Inc	$1,601,558
4,227		Con-Way, Inc	132,643
4,324		Copa Holdings S.A. (Class A)	473,910
106,772		CSX Corp	2,352,187
83,570	*	Delta Air Lines, Inc	1,160,787
29,077		Expeditors International of Washington, Inc	1,247,403
2,794		FedEx Corp	283,451
21,029	*	Hertz Global Holdings, Inc	384,410
13,599		J.B. Hunt Transport Services, Inc	914,805
13,242		Kansas City Southern Industries, Inc	1,232,963
6,155	*	Kirby Corp	434,851
7,718		Landstar System, Inc	440,235
95		Matson, Inc	2,604
22,528		Southwest Airlines Co	252,539
50,903	*	UAL Corp	1,229,307
72,458		Union Pacific Corp	9,525,329
110,223		United Parcel Service, Inc (Class B)	8,739,582

		TOTAL TRANSPORTATION	30,408,564

UTILITIES - 0.2%
1,945		Aqua America, Inc	52,962
8,161		ITC Holdings Corp	661,041
30,947		Oneok, Inc	1,454,819
6,344		Questar Corp	147,371

		TOTAL UTILITIES	2,316,193

		TOTAL COMMON STOCKS	1,131,530,748

		(Cost $958,529,580)

SHORT-TERM INVESTMENTS - 1.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
		TIAA-CREF Short Term Lending Portfolio of the State Street
17,677,519	c	Navigator Securities Lending Trust	17,677,519

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	17,677,519

		TOTAL SHORT-TERM INVESTMENTS	17,677,519

		(Cost $17,677,519)

		TOTAL INVESTMENTS - 100.9%	1,149,208,267
		(Cost $976,207,099)

		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(10,148,562)

		NET ASSETS - 100.0%	$1,139,059,705

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,183,387.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.3%
618,555		Ford Motor Co	$8,010,287
126,360	*	General Motors Co	3,549,452
111,147		Johnson Controls, Inc	3,455,560
15,843		Lear Corp	776,307
6,495		Thor Industries, Inc	273,310
17,028	*	TRW Automotive Holdings Corp	981,324
8,303	*	Visteon Corp	467,376

		TOTAL AUTOMOBILES & COMPONENTS	17,513,616

BANKS - 5.5%
27,395		Associated Banc-Corp	390,927
7,487		Bank of Hawaii Corp	360,050
5,333		BankUnited	143,458
115,810		BB&T Corp	3,506,727
4,518		BOK Financial Corp	253,234
37,195		CapitalSource, Inc	301,651
27,458		Capitol Federal Financial	322,632
33,574	*	CIT Group, Inc	1,421,859
7,420		City National Corp	392,963
32,821		Comerica, Inc	1,127,730
12,842		Commerce Bancshares, Inc	482,217
8,791		Cullen/Frost Bankers, Inc	517,702
24,652		East West Bancorp, Inc	578,089
151,432		Fifth Third Bancorp	2,466,827
945		First Citizens Bancshares, Inc (Class A)	164,770
39,553		First Horizon National Corp	403,836
54,893		First Niagara Financial Group, Inc	430,361
16,565		First Republic Bank	591,205
31,898		Fulton Financial Corp	347,369
84,253		Hudson City Bancorp, Inc	720,363
144,829		Huntington Bancshares, Inc	1,008,010
158,835		Keycorp	1,493,049
21,054	e	M&T Bank Corp	2,162,035
73,782	e	New York Community Bancorp, Inc	984,990
45,673	e	People’s United Financial, Inc	562,235
87,246		PNC Financial Services Group, Inc	5,391,803
16,391	*	Popular, Inc	439,934
232,464		Regions Financial Corp	1,808,570
7,263	*	Signature Bank	536,954
88,500		SunTrust Banks, Inc	2,510,745
6,836	*	SVB Financial Group	453,705
123,990		Synovus Financial Corp	319,894
25,901		TCF Financial Corp	353,808
12,699	*	TFS Financial Corp	129,911

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

312,531		US Bancorp	$10,344,776
31,994	e	Valley National Bancorp	313,221
17,152		Washington Federal, Inc	301,704
808,379		Wells Fargo & Co	28,155,840
29,667		Zions Bancorporation	691,834

		TOTAL BANKS	72,886,988

CAPITAL GOODS - 6.9%
11,906		3M Co	1,197,148
17,988	*	Aecom Technology Corp	459,953
15,654	*	AGCO Corp	829,662
11,167	*	Air Lease Corp	266,556
6,120		Alliant Techsystems, Inc	396,086
11,637		Boeing Co	859,625
9,147		Carlisle Cos, Inc	586,780
6,053		Chicago Bridge & Iron Co NV	307,553
5,167		CNH Global NV	246,673
5,486	*,e	Colfax Corp	244,730
7,726		Crane Co	388,463
63,280		Danaher Corp	3,792,370
29,577		Dover Corp	2,046,137
61,477		Eaton Corp	3,501,115
18,661		Emerson Electric Co	1,068,342
2,532	*	Engility Holdings, Inc	48,741
29,414		Exelis, Inc	323,260
609		Flowserve Corp	95,473
6,659		Fluor Corp	431,703
21,659	*	Fortune Brands Home & Security, Inc	709,116
8,802		Gardner Denver, Inc	619,397
8,484		GATX Corp	401,717
8,685	*	General Cable Corp	291,990
52,418		General Dynamics Corp	3,475,313
1,748,168		General Electric Co	38,949,183
20,568	*,e	GrafTech International Ltd	197,453
12,973		Harsco Corp	330,682
1,488		Hubbell, Inc (Class B)	135,482
8,084		Huntington Ingalls	358,121
11,015		IDEX Corp	549,538
3,865		Illinois Tool Works, Inc	242,838
8,404		Ingersoll-Rand plc	431,882
11,689		ITT Corp	300,174
20,782	*	Jacobs Engineering Group, Inc	999,822
25,280		KBR, Inc	789,242
13,016		Kennametal, Inc	533,786
16,390		L-3 Communications Holdings, Inc	1,244,329
4,605		Lockheed Martin Corp	400,036
6,268		Manitowoc Co, Inc	110,317
1,886	*	MRC Global, Inc	57,957
13,563	*	Navistar International Corp	353,859
1,035		Nordson Corp	69,987
41,497		Northrop Grumman Corp	2,698,965
15,275	*	Oshkosh Truck Corp	598,474

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

20,761	*	Owens Corning, Inc	$865,111
45,010		Paccar, Inc	2,118,171
13,679		Parker Hannifin Corp	1,271,737
34,834		Pentair Ltd	1,765,387
33,540	*	Quanta Services, Inc	971,654
55,442		Raytheon Co	2,920,685
6,744		Regal-Beloit Corp	500,135
11,623	*	Shaw Group, Inc	550,000
8,131		Snap-On, Inc	658,774
15,122	*	Spirit Aerosystems Holdings, Inc (Class A)	241,045
6,256		SPX Corp	466,885
28,196		Stanley Works	2,166,299
18,416	*	Terex Corp	596,310
42,413		Textron, Inc	1,219,798
12,865		Timken Co	689,693
12,705		Trinity Industries, Inc	504,388
5,993		Triumph Group, Inc	421,727
12,528		URS Corp	519,661
963	*	WABCO Holdings, Inc	60,342
7,175	*	WESCO International, Inc	523,273
26,325		Xylem, Inc	735,257

		TOTAL CAPITAL GOODS	91,706,362

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
38,583		ADT Corp	1,832,693
16,903		Avery Dennison Corp	650,935
10,040		Cintas Corp	424,290
17,373		Corrections Corp of America	658,263
19,157		Covanta Holding Corp	377,776
2,278	e	Dun & Bradstreet Corp	185,748
1,841		Equifax, Inc	108,067
1,357		Iron Mountain, Inc	46,423
4,074		KAR Auction Services, Inc	86,898
12,942		Manpower, Inc	666,513
14,180	*	Nielsen Holdings NV	460,992
9,507	e	Pitney Bowes, Inc	136,996
28,897	e	R.R. Donnelley & Sons Co	265,852
50,234		Republic Services, Inc	1,601,962
10,400		Towers Watson & Co	635,232
76,370		Tyco International Ltd	2,308,665
3,436	*	Verisk Analytics, Inc	189,530
20,073		Waste Connections, Inc	723,029
76,004		Waste Management, Inc	2,765,026

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,124,890

CONSUMER DURABLES & APPAREL - 0.8%
2,928	*,e	Deckers Outdoor Corp	116,974
43,407		DR Horton, Inc	1,027,010
16,300	*,e	Garmin Ltd	617,607
11,421		Harman International Industries, Inc	511,432
1,807	e	Hasbro, Inc	67,528
9,948	*	Jarden Corp	585,340

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,578		Leggett & Platt, Inc	$664,696
26,885	e	Lennar Corp (Class A)	1,116,803
12,627		Mattel, Inc	475,154
9,582	*	Mohawk Industries, Inc	974,106
46,274		Newell Rubbermaid, Inc	1,086,514
88	*	NVR, Inc	90,610
890		Phillips-Van Heusen Corp	105,794
58,083	*	Pulte Homes, Inc	1,204,642
24,087	*	Toll Brothers, Inc	902,058
12,959		Whirlpool Corp	1,495,209

		TOTAL CONSUMER DURABLES & APPAREL	11,041,477

CONSUMER SERVICES - 0.5%
68,285		Carnival Corp	2,643,995
3,723	e	Choice Hotels International, Inc	134,177
11,043	e	DeVry, Inc	277,952
15,941		H&R Block, Inc	362,977
7,239	*	Hyatt Hotels Corp	290,067
17,881		International Game Technology	274,831
2,897		Marriott International, Inc (Class A)	115,822
68,438	*	MGM Mirage	873,953
10,452	*	Penn National Gaming, Inc	508,595
25,480		Royal Caribbean Cruises Ltd	922,376
37,340		Service Corp International	557,486
51,379		Wendy’s	264,088

		TOTAL CONSUMER SERVICES	7,226,319

DIVERSIFIED FINANCIALS - 11.4%
2,120	*	Affiliated Managers Group, Inc	305,132
53,439	*	American Capital Ltd	713,945
59,245		American Express Co	3,484,199
34,220		Ameriprise Financial, Inc	2,269,470
39,644		Ares Capital Corp	710,024
1,775,889		Bank of America Corp	20,103,063
196,791		Bank of New York Mellon Corp	5,344,844
9,734		BlackRock, Inc	2,299,950
96,151		Capital One Financial Corp	5,415,224
2,067		CBOE Holdings, Inc	70,030
177,276		Charles Schwab Corp	2,930,372
483,790		Citigroup, Inc	20,396,586
54,469		CME Group, Inc	3,150,487
82,089		Discover Financial Services	3,151,397
44,171	*	E*Trade Financial Corp	468,654
2,621	e	Federated Investors, Inc (Class B)	62,013
17,872		Franklin Resources, Inc	2,446,319
81,096		Goldman Sachs Group, Inc	11,990,855
6,286		Interactive Brokers Group, Inc (Class A)	89,890
73,965		Invesco Ltd	2,015,546
201,000	e	iShares Russell 1000 Value Index Fund	15,571,470
31,351	e	Janus Capital Group, Inc	291,564
22,458		Jefferies Group, Inc	447,588
628,079		JPMorgan Chase & Co	29,551,117

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,662		Legg Mason, Inc	$626,604
24,258		Leucadia National Corp	617,366
830		LPL Financial Holdings, Inc	27,639
254,205		Morgan Stanley	5,808,584
18,146		Nasdaq Stock Market, Inc	513,895
35,664		Northern Trust Corp	1,835,626
41,967		NYSE Euronext	1,450,799
17,925		Raymond James Financial, Inc	799,993
78,296		SLM Corp	1,322,419
80,615		State Street Corp	4,486,225
38,979		TD Ameritrade Holding Corp	755,803

		TOTAL DIVERSIFIED FINANCIALS	151,524,692

ENERGY - 16.0%
37,582	*	Alpha Natural Resources, Inc	332,977
82,426		Anadarko Petroleum Corp	6,595,728
64,485		Apache Corp	5,401,264
6,465	*	Atwood Oceanics, Inc	341,158
71,801		Baker Hughes, Inc	3,210,941
9,262	*	Cameron International Corp	586,377
12,779	*	Cheniere Energy, Inc	271,298
109,491	e	Chesapeake Energy Corp	2,209,528
325,480		Chevron Corp	37,479,022
13,674		Cimarex Energy Co	873,222
1,474	*	Cobalt International Energy, Inc	35,686
208,645		ConocoPhillips	12,101,410
36,711		Consol Energy, Inc	1,150,523
64,921	*	Denbury Resources, Inc	1,209,478
66,903	*	Devon Energy Corp	3,826,183
11,159		Diamond Offshore Drilling, Inc	837,929
11,701		Energen Corp	563,286
21,200		Equitable Resources, Inc	1,259,492
19,174	e	EXCO Resources, Inc	122,905
771,541	d	Exxon Mobil Corp	69,415,544
103,869		Halliburton Co	4,225,391
12,520		Helmerich & Payne, Inc	805,537
49,923		Hess Corp	3,352,829
34,208		Holly Corp	1,786,342
777	*	Laredo Petroleum Holdings, Inc	14,336
116,662		Marathon Oil Corp	3,921,010
55,680		Marathon Petroleum Corp	4,132,013
38,811	*	McDermott International, Inc	472,330
32,083		Murphy Oil Corp	1,909,580
46,419	*	Nabors Industries Ltd	773,805
54,388		National Oilwell Varco, Inc	4,032,326
21,657	*	Newfield Exploration Co	638,881
22,887		Noble Energy, Inc	2,466,990
133,822		Occidental Petroleum Corp	11,812,468
1,749	*	Oil States International, Inc	135,687
26,931	e	Patterson-UTI Energy, Inc	547,777
45,633		Peabody Energy Corp	1,147,670
103,166		Phillips 66	6,248,765

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,215		Pioneer Natural Resources Co	$377,891
21,758	*	Plains Exploration & Production Co	1,038,944
28,731		Questar Market Resources, Inc	843,255
21,313	*	Rowan Cos PLC	734,872
1,768	e	RPC, Inc	26,467
83,606	*,e	SandRidge Energy, Inc	591,930
1,962		SEACOR Holdings, Inc	178,483
38,219	*	Southwestern Energy Co	1,310,912
106,930		Spectra Energy Corp	2,970,515
2,007		St. Mary Land & Exploration Co	116,727
25,277	*	Superior Energy Services	631,167
6,383		Teekay Corp	224,554
23,481		Tesoro Corp	1,143,290
8,377		Tidewater, Inc	411,897
25,006	*,e	Ultra Petroleum Corp	455,609
7,699	*	Unit Corp	370,553
91,221		Valero Energy Corp	3,989,094
16,291	*	Whiting Petroleum Corp	775,126
7,859		World Fuel Services Corp	338,801
34,313	*	WPX Energy, Inc	515,724

		TOTAL ENERGY	213,293,499

FOOD & STAPLES RETAILING - 1.5%
168,730		CVS Corp	8,638,976
33,697	e	Safeway, Inc	648,667
46,070		Sysco Corp	1,463,644
142,349		Walgreen Co	5,688,266
58,893		Wal-Mart Stores, Inc	4,119,565

		TOTAL FOOD & STAPLES RETAILING	20,559,118

FOOD, BEVERAGE & TOBACCO - 2.8%
75,039		Altria Group, Inc	2,527,314
107,820		Archer Daniels Midland Co	3,076,105
25,383		Beam, Inc	1,556,993
3,360		Brown-Forman Corp (Class B)	217,392
24,200		Bunge Ltd	1,927,772
6,409	e	Campbell Soup Co	235,274
46,248		Coca-Cola Enterprises, Inc	1,612,668
67,984		ConAgra Foods, Inc	2,222,397
24,864	*	Constellation Brands, Inc (Class A)	804,599
4,274	*	Dean Foods Co	78,257
24,210		General Mills, Inc	1,015,367
3,301	*,e	Green Mountain Coffee Roasters, Inc	150,295
19,634		H.J. Heinz Co	1,190,409
2,804		Hillshire Brands Co	86,868
9,092		Hormel Foods Corp	314,674
9,705		Ingredion, Inc	641,209
18,626		J.M. Smucker Co	1,650,822
2,416		Kellogg Co	141,336
92,441		Kraft Foods Group, Inc	4,272,623
21,515		Molson Coors Brewing Co (Class B)	972,048
277,321		Mondelez International, Inc	7,706,751

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,795		Philip Morris International, Inc	$2,009,607
36,574		Reynolds American, Inc	1,608,525
23,639	*	Smithfield Foods, Inc	551,025
46,940		Tyson Foods, Inc (Class A)	1,038,313
1,550	*,e	WhiteWave Foods Co	25,094

		TOTAL FOOD, BEVERAGE & TOBACCO	37,633,737

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
13,437		Abbott Laboratories	455,246
57,319		Aetna, Inc	2,764,495
28,448	*	Allscripts Healthcare Solutions, Inc	315,204
7,713		Baxter International, Inc	523,250
2,795		Becton Dickinson & Co	234,892
234,175	*	Boston Scientific Corp	1,749,287
16,251	*	Brookdale Senior Living, Inc	438,939
25,898		Cardinal Health, Inc	1,134,591
36,903	*	CareFusion Corp	1,145,469
47,353		Cigna Corp	2,762,574
14,757		Community Health Systems, Inc	565,636
5,391		Cooper Cos, Inc	546,378
22,491		Coventry Health Care, Inc	1,030,763
75,515		Covidien plc	4,707,605
12,729		Dentsply International, Inc	531,563
9,278		HCA Holdings, Inc	349,317
41,652	*	Health Management Associates, Inc (Class A)	434,847
13,198	*	Health Net, Inc	358,986
6,357	*	Henry Schein, Inc	548,863
9,944		Hill-Rom Holdings, Inc	329,942
42,614	*	Hologic, Inc	1,015,918
26,976		Humana, Inc	2,005,935
13,011	*	Inverness Medical Innovations, Inc	276,614
8,024	*	LifePoint Hospitals, Inc	350,729
160,693		Medtronic, Inc	7,488,294
18,205		Omnicare, Inc	709,085
897		Patterson Cos, Inc	32,409
8,488	*	Pediatrix Medical Group, Inc	726,233
23,506		Quest Diagnostics, Inc	1,362,173
7,421	*	Sirona Dental Systems, Inc	493,274
12,262		St. Jude Medical, Inc	499,063
13,185		Stryker Corp	826,040
6,618		Teleflex, Inc	496,350
16,034	*	Tenet Healthcare Corp	622,600
171,173		UnitedHealth Group, Inc	9,450,461
14,415		Universal Health Services, Inc (Class B)	816,466
14,424	*	VCA Antech, Inc	311,558
47,437		WellPoint, Inc	3,074,866
26,148		Zimmer Holdings, Inc	1,950,641

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,436,556

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
14,431		Avon Products, Inc	245,038
8,698		Church & Dwight Co, Inc	502,658

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

20,352		Clorox Co	$1,595,800
6,863		Colgate-Palmolive Co	736,880
10,276		Energizer Holdings, Inc	894,115
7,333		Kimberly-Clark Corp	656,377
419,099		Procter & Gamble Co	31,499,481

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	36,130,349

INSURANCE - 7.1%
55,882		ACE Ltd	4,768,411
77,205		Aflac, Inc	4,096,497
2,853	*	Alleghany Corp	1,028,763
3,109		Allied World Assurance Co Holdings Ltd	263,737
81,328		Allstate Corp	3,570,299
13,153		American Financial Group, Inc	559,792
106,600	*	American International Group, Inc	4,032,678
1,210		American National Insurance Co	93,424
48,987		Aon plc	2,828,509
19,255	*	Arch Capital Group Ltd	893,817
11,413		Aspen Insurance Holdings Ltd	389,297
13,883		Assurant, Inc	530,886
27,924		Assured Guaranty Ltd	506,262
17,454		Axis Capital Holdings Ltd	667,965
293,833	*	Berkshire Hathaway, Inc (Class B)	28,481,233
18,605		Brown & Brown, Inc	508,661
44,616		Chubb Corp	3,583,111
24,495		Cincinnati Financial Corp	1,039,568
3,949		CNA Financial Corp	123,011
6,526		Endurance Specialty Holdings Ltd	280,096
8,819		Everest Re Group Ltd	1,021,328
37,391		Fidelity National Title Group, Inc (Class A)	938,514
81,890	*	Genworth Financial, Inc (Class A)	750,931
4,131		Hanover Insurance Group, Inc	171,684
72,588		Hartford Financial Services Group, Inc	1,800,182
16,208		HCC Insurance Holdings, Inc	626,926
8,094		Kemper Corp	269,611
47,037		Lincoln National Corp	1,363,132
51,464		Loews Corp	2,231,994
1,611	*	Markel Corp	767,046
18,216		Marsh & McLennan Cos, Inc	646,304
24,058	*,e	MBIA, Inc	207,139
4,250		Mercury General Corp	168,300
140,359		Metlife, Inc	5,241,005
40,554		Old Republic International Corp	462,316
10,360		PartnerRe Ltd	908,468
49,534		Principal Financial Group	1,536,049
10,176		ProAssurance Corp	458,327
100,837		Progressive Corp	2,267,824
12,740		Protective Life Corp	403,094
77,073		Prudential Financial, Inc	4,460,985
11,956		Reinsurance Group of America, Inc (Class A)	686,155
8,222		RenaissanceRe Holdings Ltd	704,132
7,308		Stancorp Financial Group, Inc	284,208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,111		Torchmark Corp	$897,544
36,781		Travelers Cos, Inc	2,885,837
47,207		UnumProvident Corp	1,100,395
13,950		Validus Holdings Ltd	507,920
17,792		W.R. Berkley Corp	732,497
1,024		White Mountains Insurance Group Ltd	563,876
50,204		XL Capital Ltd	1,391,655

		TOTAL INSURANCE	94,701,395

MATERIALS - 3.7%
34,623		Air Products & Chemicals, Inc	3,027,089
6,112		Albemarle Corp	374,727
171,612		Alcoa, Inc	1,517,050
19,041		Allegheny Technologies, Inc	602,648
7,891		Aptargroup, Inc	406,623
13,084		Ashland, Inc	1,027,225
17,024		Bemis Co, Inc	607,416
9,972		Cabot Corp	373,252
6,460		Carpenter Technology Corp	338,052
8,443		CF Industries Holdings, Inc	1,934,882
24,334	e	Cleveland-Cliffs, Inc	907,902
16,921		Commercial Metals Co	281,735
18,198	*	Crown Holdings, Inc	688,976
7,431		Cytec Industries, Inc	544,692
5,689		Domtar Corp	473,495
197,231		Dow Chemical Co	6,350,838
4,404		Eastman Chemical Co	313,345
156,170		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,504,992
4,591		Greif, Inc (Class A)	215,685
32,168		Huntsman Corp	567,122
71,676		International Paper Co	2,968,820
4,210		Intrepid Potash, Inc	98,093
3,725	e	Kronos Worldwide, Inc	72,228
48,857		LyondellBasell Industries AF S.C.A	3,098,511
3,560	e	Martin Marietta Materials, Inc	351,479
27,850		MeadWestvaco Corp	873,097
11,247	*,e	Molycorp, Inc	83,003
48,606		Mosaic Co	2,977,118
81,283		Newmont Mining Corp	3,491,918
52,170		Nucor Corp	2,400,342
7,201	*	Owens-Illinois, Inc	171,384
2,373		Packaging Corp of America	91,194
11,845		Reliance Steel & Aluminum Co	766,608
10,125		Rock-Tenn Co (Class A)	799,369
7,489		Rockwood Holdings, Inc	409,873
12,668		RPM International, Inc	395,368
677		Scotts Miracle-Gro Co (Class A)	29,598
31,452		Sealed Air Corp	588,781
16,420		Sonoco Products Co	508,856
6,712		Southern Copper Corp (NY)	264,386
27,152		Steel Dynamics, Inc	412,982
10,259	*	Tahoe Resources, Inc	165,170

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,321	e	United States Steel Corp	$565,924
21,091		Vulcan Materials Co	1,192,907
11,364		Walter Energy, Inc	426,718
2,902	e	Westlake Chemical Corp	266,578
1,124	*	WR Grace & Co	80,703

		TOTAL MATERIALS	49,608,754

MEDIA - 3.3%
28,077		Cablevision Systems Corp (Class A)	411,047
89,149		CBS Corp (Class B)	3,719,296
4,107		Clear Channel Outdoor Holdings, Inc (Class A)	30,803
232,171		Comcast Corp (Class A)	8,841,072
7,407		DISH Network Corp (Class A)	276,059
11,366	*,e	DreamWorks Animation SKG, Inc (Class A)	197,882
37,499		Gannett Co, Inc	736,105
66,325		Interpublic Group of Cos, Inc	803,196
3,965		John Wiley & Sons, Inc (Class A)	151,860
2,087	*	Lamar Advertising Co (Class A)	88,990
16,759	*	Liberty Media Corp	1,868,796
9,297	*	Madison Square Garden, Inc	483,630
226,720		News Corp (Class A)	6,289,213
8,011	e	Regal Entertainment Group (Class A)	119,604
16,759	*	Starz-Liberty Capital	267,138
60,832	e	Thomson Corp	1,863,892
158,381		Time Warner, Inc	8,001,408
186,380		Walt Disney Co	10,042,154
678	e	Washington Post Co (Class B)	261,491

		TOTAL MEDIA	44,453,636

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
13,437		AbbVie, Inc	493,004
3,621	*	Bio-Rad Laboratories, Inc (Class A)	412,034
26,555		Bristol-Myers Squibb Co	959,698
2,646	*	Charles River Laboratories International, Inc	109,333
8,461	*	Covance, Inc	564,433
107,523		Eli Lilly & Co	5,772,910
6,433	*	Endo Pharmaceuticals Holdings, Inc	203,669
44,152	*	Forest Laboratories, Inc	1,602,718
26,503	*	Hospira, Inc	904,282
351,181		Johnson & Johnson	25,959,300
26,944	*	Life Technologies Corp	1,743,007
501,841		Merck & Co, Inc	21,704,623
5,056	*	Mylan Laboratories, Inc	142,933
18,251		PerkinElmer, Inc	643,165
1,235,501		Pfizer, Inc	33,704,467
37,542	*	Qiagen N.V. (NASDAQ)	788,382
60,603		Thermo Electron Corp	4,371,900

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	100,079,858

REAL ESTATE - 4.2%
6,796	*	Alexander & Baldwin, Inc	228,346
9,856		Alexandria Real Estate Equities, Inc	714,560

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,050		American Campus Communities, Inc	$747,448
56,573		American Capital Agency Corp	1,789,404
158,984		Annaly Capital Management, Inc	2,364,092
6,572		Apartment Investment & Management Co (Class A)	179,284
18,823		AvalonBay Communities, Inc	2,443,037
24,014		BioMed Realty Trust, Inc	488,685
20,378		Boston Properties, Inc	2,145,396
22,326		Brandywine Realty Trust	284,210
9,069		BRE Properties, Inc (Class A)	461,431
3,339		Camden Property Trust	231,693
24,504		CBL & Associates Properties, Inc	526,591
168,303		Chimera Investment Corp	513,324
12,834		Corporate Office Properties Trust	339,588
37,481		DDR Corp	621,810
22,570		Douglas Emmett, Inc	526,332
52,965		Duke Realty Corp	816,191
1,340		Equity Lifestyle Properties, Inc	95,944
48,714		Equity Residential	2,698,268
6,843		Extra Space Storage, Inc	272,625
2,429		Federal Realty Investment Trust	257,110
24,061	*	Forest City Enterprises, Inc (Class A)	406,872
85,029		General Growth Properties, Inc	1,659,766
16,240		Hatteras Financial Corp	439,779
68,811		HCP, Inc	3,192,142
42,738		Health Care REIT, Inc	2,685,656
4,597		Home Properties, Inc	282,578
21,018		Hospitality Properties Trust	530,074
115,828		Host Marriott Corp	1,944,752
4,362	*	Howard Hughes Corp	314,064
14,377		HRPT Properties Trust	236,358
7,501		Jones Lang LaSalle, Inc	691,142
12,122		Kilroy Realty Corp	604,888
65,541		Kimco Realty Corp	1,361,287
16,683		Liberty Property Trust	653,473
21,351		Macerich Co	1,275,082
15,610		Mack-Cali Realty Corp	424,124
58,289		MFA Mortgage Investments, Inc	524,018
772		Mid-America Apartment Communities, Inc	50,466
18,942		National Retail Properties, Inc	606,523
28,121		Piedmont Office Realty Trust, Inc	543,579
5,953		Post Properties, Inc	288,780
75,963		Prologis, Inc	3,030,924
4,433		Rayonier, Inc	238,673
6,991	*	Realogy Holdings Corp	312,987
30,476		Realty Income Corp	1,331,192
5,765		Regency Centers Corp	287,270
13,234		Retail Properties of America, Inc	171,248
29,937		Senior Housing Properties Trust	721,182
8,197		Simon Property Group, Inc	1,312,995
14,789		SL Green Realty Corp	1,188,740
9,895	*,e	St. Joe Co	232,532
6,679		Taubman Centers, Inc	544,338

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,841		UDR, Inc	$951,801
47,688		Ventas, Inc	3,161,238
30,257		Vornado Realty Trust	2,555,506
19,591		Weingarten Realty Investors	565,004
60,479		Weyerhaeuser Co	1,821,627

		TOTAL REAL ESTATE	55,888,029

RETAILING - 2.1%
3,617		Aaron’s, Inc	107,244
13,698		Abercrombie & Fitch Co (Class A)	684,900
6,406		American Eagle Outfitters, Inc	129,465
2,434	*	Autonation, Inc	118,049
44,280		Best Buy Co, Inc	719,993
30,332	*	Carmax, Inc	1,195,687
7,797		Chico’s FAS, Inc	139,800
5,283		Dillard’s, Inc (Class A)	445,938
319		DSW, Inc (Class A)	21,351
5,468		Expedia, Inc	356,787
19,415		Foot Locker, Inc	666,905
20,304	e	GameStop Corp (Class A)	471,053
11,340	e	Guess?, Inc	307,201
548	*,e	HomeAway, Inc	13,136
26,074	e	JC Penney Co, Inc	530,084
35,833		Kohl’s Corp	1,658,710
79,375	*	Liberty Media Holding Corp (Interactive A)	1,687,513
5,629	*	Liberty Ventures	420,092
161,257		Lowe’s Companies, Inc	6,158,405
58,638		Macy’s, Inc	2,316,787
1,420	*	Sally Beauty Holdings, Inc	37,687
6,198	*,e	Sears Holdings Corp	290,996
1,243	*	Sears Hometown and Outlet Stores, Inc	48,663
14,419		Signet Jewelers Ltd	902,341
113,093		Staples, Inc	1,524,494
102,816		Target Corp	6,211,114
3,404		Tiffany & Co	223,813
6,186		Williams-Sonoma, Inc	272,184

		TOTAL RETAILING	27,660,392

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
43,967		Analog Devices, Inc	1,918,720
195,200		Applied Materials, Inc	2,520,032
73,106	*	Atmel Corp	489,810
2,293		Avago Technologies Ltd	82,021
33,203		Broadcom Corp (Class A)	1,077,437
18,619	*,e	Cree, Inc	803,410
11,896		Cypress Semiconductor Corp	122,172
21,203	*	Fairchild Semiconductor International, Inc	313,168
1,683	*,e	Freescale Semiconductor Holdings Ltd	24,319
213,332		Intel Corp	4,488,505
27,277		Kla-Tencor Corp	1,497,780
19,502	*	Lam Research Corp	802,312
75,134		Marvell Technology Group Ltd	694,990

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

24,206		Maxim Integrated Products, Inc	$761,279
163,804	*	Micron Technology, Inc	1,238,358
102,095		Nvidia Corp	1,251,685
79,278	*	ON Semiconductor Corp	622,332
36,795	*	PMC - Sierra, Inc	212,675
1,088	*	Silicon Laboratories, Inc	47,480
4,339	*	Skyworks Solutions, Inc	103,876
28,791	*	Teradyne, Inc	465,263
61,930		Texas Instruments, Inc	2,048,644

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,586,268

SOFTWARE & SERVICES - 1.4%
68,712		Activision Blizzard, Inc	782,630
34,953	*	Adobe Systems, Inc	1,322,272
2,498	*	Akamai Technologies, Inc	101,694
28,341		Amdocs Ltd	1,011,490
11,611		AOL, Inc	355,877
3,855	e	Booz Allen Hamilton Holding Co	53,430
53,981		CA, Inc	1,339,808
26,072		Computer Sciences Corp	1,089,810
32,774	*	Compuware Corp	380,834
4,494		DST Systems, Inc	300,828
54,133	*	Electronic Arts, Inc	851,512
41,627		Fidelity National Information Services, Inc	1,544,778
16,088	*	First American Corp	422,149
3,796	*	Fiserv, Inc	304,857
3,125		Genpact Ltd	52,344
10,492		IAC/InterActiveCorp	432,795
3,431		Paychex, Inc	111,954
13,729	*	Rovi Corp	237,374
28,919		SAIC, Inc	349,920
460	*,e	ServiceNow, Inc	12,751
111,148	*	Symantec Corp	2,419,692
22,156	*	Synopsys, Inc	740,897
3,673		Total System Services, Inc	85,397
1,845		VeriSign, Inc	80,091
950	*,e	Workday, Inc	50,749
201,328	*	Yahoo!, Inc	3,952,069

		TOTAL SOFTWARE & SERVICES	18,388,002

TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
17,802	*	Arrow Electronics, Inc	683,953
23,057	*	Avnet, Inc	815,295
7,536		AVX Corp	85,835
80,594	*	Brocade Communications Systems, Inc	460,998
883,855		Cisco Systems, Inc	18,180,898
248,150		Corning, Inc	2,977,800
243,522		Dell, Inc	3,224,231
10,590		Diebold, Inc	311,770
3,300	e	Dolby Laboratories, Inc (Class A)	106,623
5,789	*	EchoStar Corp (Class A)	210,604
4,288		Flir Systems, Inc	101,926

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,961		Harris Corp	$598,798
326,163		Hewlett-Packard Co	5,384,951
23,945	*	Ingram Micro, Inc (Class A)	435,320
6,418	*	Itron, Inc	297,731
26,138		Jabil Circuit, Inc	494,270
37,376	*	JDS Uniphase Corp	542,326
87,506	*	Juniper Networks, Inc	1,958,384
11,913	e	Lexmark International, Inc (Class A)	286,627
22,241	e	Molex, Inc	604,065
19,064	*	NetApp, Inc	686,304
186	*,e	Palo Alto Networks, Inc	10,297
29,430	*	Polycom, Inc	324,613
40,250	*	SanDisk Corp	2,012,097
3,248	*,e	Stratasys Ltd	254,903
6,333	*	Tech Data Corp	322,413
20,601	*	Vishay Intertechnology, Inc	226,405
21,243		Western Digital Corp	998,421
208,696		Xerox Corp	1,671,655
7,239	*	Zebra Technologies Corp (Class A)	313,304

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	44,582,817

TELECOMMUNICATION SERVICES - 3.3%
967,362		AT&T, Inc	33,654,524
102,560		CenturyTel, Inc	4,148,552
67,644	*,e	Clearwire Corp (Class A)	215,785
169,832	e	Frontier Communications Corp	776,132
12,641	*	Level 3 Communications, Inc	301,109
52,191	*	MetroPCS Communications, Inc	523,476
32,035	*,e	NII Holdings, Inc (Class B)	224,245
490,632	*	Sprint Nextel Corp	2,762,258
15,187		Telephone & Data Systems, Inc	384,079
2,132	*	US Cellular Corp	81,101
37,496	e	Windstream Corp	365,211

		TOTAL TELECOMMUNICATION SERVICES	43,436,472

TRANSPORTATION - 1.0%
4,063		Con-Way, Inc	127,497
1,123		Copa Holdings S.A. (Class A)	123,081
54,515		CSX Corp	1,200,965
50,259	*	Delta Air Lines, Inc	698,098
2,979		Expeditors International of Washington, Inc	127,799
48,756		FedEx Corp	4,946,296
18,111	*	Hertz Global Holdings, Inc	331,069
4,000		Kansas City Southern Industries, Inc	372,440
2,140	*	Kirby Corp	151,191
6,333		Matson, Inc	173,588
53,959		Norfolk Southern Corp	3,716,156
8,098		Ryder System, Inc	459,804
101,272		Southwest Airlines Co	1,135,259
19,067		UTI Worldwide, Inc	281,429

		TOTAL TRANSPORTATION	13,844,672

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 6.4%
105,804		AES Corp	$1,146,915
18,991		AGL Resources, Inc	793,824
19,125		Alliant Energy Corp	876,690
40,034		Ameren Corp	1,298,703
80,378		American Electric Power Co, Inc	3,640,320
29,973		American Water Works Co, Inc	1,147,366
21,685		Aqua America, Inc	590,483
15,392		Atmos Energy Corp	575,045
66,755	*	Calpine Corp	1,317,076
68,768		Centerpoint Energy, Inc	1,405,618
43,603		CMS Energy Corp	1,120,597
48,958		Consolidated Edison, Inc	2,784,731
94,294		Dominion Resources, Inc	5,102,248
28,305		DTE Energy Co	1,791,990
116,126		Duke Energy Corp	7,982,501
53,622		Edison International	2,584,044
29,333		Entergy Corp	1,894,912
140,643		Exelon Corp	4,421,816
68,540		FirstEnergy Corp	2,775,185
24,048		Great Plains Energy, Inc	514,627
16,520		Hawaiian Electric Industries, Inc	445,544
12,635		Integrys Energy Group, Inc	691,008
30,229		MDU Resources Group, Inc	704,940
11,674		National Fuel Gas Co	635,066
68,815		NextEra Energy, Inc	4,958,121
49,344		NiSource, Inc	1,333,768
51,035		Northeast Utilities	2,078,656
51,098		NRG Energy, Inc	1,226,352
37,503		NV Energy, Inc	709,932
16,220		OGE Energy Corp	952,276
36,846		Pepco Holdings, Inc	719,234
70,441		PG&E Corp	3,003,604
18,025		Pinnacle West Capital Corp	962,175
95,700		PPL Corp	2,898,753
83,147		Public Service Enterprise Group, Inc	2,592,524
23,379		Questar Corp	543,094
19,924		SCANA Corp	932,642
40,189		Sempra Energy	3,016,184
143,329		Southern Co	6,339,442
34,738		TECO Energy, Inc	617,294
18,796		UGI Corp	662,371
13,582		Vectren Corp	428,648
20,830		Westar Energy, Inc	626,358
38,774		Wisconsin Energy Corp	1,528,859
80,842		Xcel Energy, Inc	2,245,791

		TOTAL UTILITIES	84,617,327

		TOTAL COMMON STOCKS	1,325,925,225

		(Cost $1,232,319,091)

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
25,205,149	c	Navigator Securities Lending Trust	$25,205,149

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,205,149

		TOTAL SHORT-TERM INVESTMENTS	25,205,149

		(Cost $25,205,149)

		TOTAL INVESTMENTS - 101.4%	1,351,130,374
		(Cost $1,257,524,240)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(18,485,881)

		NET ASSETS - 100.0%	$1,332,644,493

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,618,211.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 0.8%
13,211	*	BorgWarner, Inc	$979,992
32,628	*	Delphi Automotive plc	1,261,399
429,392		Ford Motor Co	5,560,626
30,228	*	Goodyear Tire & Rubber Co	415,937
25,102		Harley-Davidson, Inc	1,315,847
77,032		Johnson Controls, Inc	2,394,925

		TOTAL AUTOMOBILES & COMPONENTS	11,928,726

BANKS - 2.8%
78,818		BB&T Corp	2,386,609
21,313		Comerica, Inc	732,315
101,879		Fifth Third Bancorp	1,659,609
28,031		First Horizon National Corp	286,196
52,336		Hudson City Bancorp, Inc	447,473
94,517		Huntington Bancshares, Inc	657,838
103,940		Keycorp	977,036
13,700	e	M&T Bank Corp	1,406,853
42,293	e	People’s United Financial, Inc	520,627
59,571		PNC Financial Services Group, Inc	3,681,488
155,699		Regions Financial Corp	1,211,338
60,855		SunTrust Banks, Inc	1,726,456
211,762		US Bancorp	7,009,322
551,273		Wells Fargo & Co	19,200,839
20,278		Zions Bancorporation	472,883

		TOTAL BANKS	42,376,882

CAPITAL GOODS - 7.7%
71,690		3M Co	7,208,429
76,433		Boeing Co	5,646,106
73,644		Caterpillar, Inc	7,245,833
19,903		Cummins, Inc	2,285,462
65,539		Danaher Corp	3,927,752
44,116		Deere & Co	4,149,551
20,133		Dover Corp	1,392,801
52,018		Eaton Corp	2,962,425
81,560		Emerson Electric Co	4,669,310
30,612		Fastenal Co	1,520,804
5,632		Flowserve Corp	882,929
18,390		Fluor Corp	1,192,224
37,383		General Dynamics Corp	2,478,493
1,180,756		General Electric Co	26,307,244
88,225		Honeywell International, Inc	6,020,474
48,029		Illinois Tool Works, Inc	3,017,662
30,901		Ingersoll-Rand plc	1,588,002

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

14,286	*	Jacobs Engineering Group, Inc	$687,300
11,672		Joy Global, Inc	737,320
10,632		L-3 Communications Holdings, Inc	807,181
30,256		Lockheed Martin Corp	2,628,339
39,347		Masco Corp	723,591
27,222		Northrop Grumman Corp	1,770,519
39,808		Paccar, Inc	1,873,365
12,317		Pall Corp	841,251
16,460		Parker Hannifin Corp	1,530,286
23,971		Pentair Ltd	1,214,850
16,392		Precision Castparts Corp	3,006,293
23,470	*	Quanta Services, Inc	679,926
37,326		Raytheon Co	1,966,334
15,545		Rockwell Automation, Inc	1,386,459
16,413		Rockwell Collins, Inc	966,397
11,163		Roper Industries, Inc	1,311,094
6,961		Snap-On, Inc	563,980
19,115		Stanley Works	1,468,605
30,944		Textron, Inc	889,949
94,958		United Technologies Corp	8,315,472
6,601		W.W. Grainger, Inc	1,437,830
22,072		Xylem, Inc	616,471

		TOTAL CAPITAL GOODS	117,918,313

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
26,317		ADT Corp	1,250,058
11,173		Avery Dennison Corp	430,272
12,913		Cintas Corp	545,703
5,161	e	Dun & Bradstreet Corp	420,828
13,199		Equifax, Inc	774,781
18,226		Iron Mountain, Inc	623,511
22,375	e	Pitney Bowes, Inc	322,424
32,982		Republic Services, Inc	1,051,796
15,620		Robert Half International, Inc	550,449
9,908	*	Stericycle, Inc	934,820
52,473		Tyco International Ltd	1,586,259
49,310		Waste Management, Inc	1,793,898

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,284,799

CONSUMER DURABLES & APPAREL - 1.1%
32,232		Coach, Inc	1,643,832
32,834		DR Horton, Inc	776,852
6,031	*	Fossil, Inc	636,753
12,000	*,e	Garmin Ltd	454,680
8,375		Harman International Industries, Inc	375,033
12,763	e	Hasbro, Inc	476,953
15,485		Leggett & Platt, Inc	455,878
19,087	e	Lennar Corp (Class A)	792,874
38,756		Mattel, Inc	1,458,388
31,810		Newell Rubbermaid, Inc	746,899
82,210		Nike, Inc (Class B)	4,443,451
39,673	*	Pulte Homes, Inc	822,818

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

7,026		Ralph Lauren Corp	$1,169,689
9,982		VF Corp	1,473,144
8,964		Whirlpool Corp	1,034,266

		TOTAL CONSUMER DURABLES & APPAREL	16,761,510

CONSUMER SERVICES - 1.8%
11,450	*	Apollo Group, Inc (Class A)	231,519
50,445		Carnival Corp	1,953,230
3,493	*	Chipotle Mexican Grill, Inc (Class A)	1,072,386
14,124		Darden Restaurants, Inc	656,766
29,865		H&R Block, Inc	680,026
32,512		International Game Technology	499,710
27,731		Marriott International, Inc (Class A)	1,108,685
113,057		McDonald’s Corp	10,773,201
83,751		Starbucks Corp	4,700,106
21,640		Starwood Hotels & Resorts Worldwide, Inc	1,328,913
15,660		Wyndham Worldwide Corp	873,671
8,747		Wynn Resorts Ltd	1,095,299
50,893		Yum! Brands, Inc	3,304,992

		TOTAL CONSUMER SERVICES	28,278,504

DIVERSIFIED FINANCIALS - 6.7%
109,285		American Express Co	6,427,051
23,187		Ameriprise Financial, Inc	1,537,762
1,213,661		Bank of America Corp	13,738,643
131,632		Bank of New York Mellon Corp	3,575,125
14,133		BlackRock, Inc	3,339,345
65,518		Capital One Financial Corp	3,689,974
123,662		Charles Schwab Corp	2,044,133
330,218		Citigroup, Inc	13,921,991
34,556		CME Group, Inc	1,998,719
56,935		Discover Financial Services	2,185,735
29,640	*	E*Trade Financial Corp	314,480
15,563		Franklin Resources, Inc	2,130,263
49,749		Goldman Sachs Group, Inc	7,355,887
8,012	*	IntercontinentalExchange, Inc	1,111,665
49,031		Invesco Ltd	1,336,095
428,045		JPMorgan Chase & Co	20,139,517
13,228		Legg Mason, Inc	365,754
21,812		Leucadia National Corp	555,115
22,170		Moody’s Corp	1,215,359
155,682		Morgan Stanley	3,557,334
13,048		Nasdaq Stock Market, Inc	369,519
24,965		Northern Trust Corp	1,284,949
27,096		NYSE Euronext	936,709
51,679		SLM Corp	872,858
22,100		SPDR Trust Series 1	3,308,370
52,293		State Street Corp	2,910,106
28,702		T Rowe Price Group, Inc	2,050,758

		TOTAL DIVERSIFIED FINANCIALS	102,273,216

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 11.1%
56,289		Anadarko Petroleum Corp	$4,504,246
44,074		Apache Corp	3,691,638
49,482		Baker Hughes, Inc	2,212,835
23,132		Cabot Oil & Gas Corp	1,220,907
27,901	*	Cameron International Corp	1,766,412
57,197	e	Chesapeake Energy Corp	1,154,235
220,379		Chevron Corp	25,376,642
136,701		ConocoPhillips	7,928,658
25,083		Consol Energy, Inc	786,101
43,105	*	Denbury Resources, Inc	803,046
42,436	*	Devon Energy Corp	2,426,915
7,661		Diamond Offshore Drilling, Inc	575,265
26,288		Ensco plc	1,671,128
30,511		EOG Resources, Inc	3,813,265
16,474		Equitable Resources, Inc	978,720
513,368	d	Exxon Mobil Corp	46,187,719
26,252	*	FMC Technologies, Inc	1,243,032
104,526		Halliburton Co	4,252,118
12,434		Helmerich & Payne, Inc	800,004
33,566		Hess Corp	2,254,293
71,243		Kinder Morgan, Inc	2,668,763
79,584		Marathon Oil Corp	2,674,818
38,213		Marathon Petroleum Corp	2,835,787
20,325		Murphy Oil Corp	1,209,744
35,052	*	Nabors Industries Ltd	584,317
48,088		National Oilwell Varco, Inc	3,565,244
16,350	*	Newfield Exploration Co	482,325
27,828		Noble Corp	1,127,034
20,017		Noble Energy, Inc	2,157,632
91,240		Occidental Petroleum Corp	8,053,754
31,328		Peabody Energy Corp	787,899
70,488		Phillips 66	4,269,458
13,966		Pioneer Natural Resources Co	1,641,564
19,580		Questar Market Resources, Inc	574,673
18,623		Range Resources Corp	1,250,907
15,080	*	Rowan Cos PLC	519,958
149,496		Schlumberger Ltd	11,668,163
39,703	*	Southwestern Energy Co	1,361,813
75,391		Spectra Energy Corp	2,094,362
15,415		Tesoro Corp	750,556
62,366		Valero Energy Corp	2,727,265
75,912		Williams Cos, Inc	2,660,716
21,923	*	WPX Energy, Inc	329,503

		TOTAL ENERGY	169,643,434

FOOD & STAPLES RETAILING - 2.3%
48,697		Costco Wholesale Corp	4,983,651
140,399		CVS Corp	7,188,429
59,000		Kroger Co	1,634,300
26,405	e	Safeway, Inc	508,296
66,209		Sysco Corp	2,103,460
96,766		Walgreen Co	3,866,769

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

188,347		Wal-Mart Stores, Inc	$13,174,873
19,399		Whole Foods Market, Inc	1,867,154

		TOTAL FOOD & STAPLES RETAILING	35,326,932

FOOD, BEVERAGE & TOBACCO - 5.9%
228,058		Altria Group, Inc	7,680,993
74,101		Archer Daniels Midland Co	2,114,101
17,437		Beam, Inc	1,069,586
17,377		Brown-Forman Corp (Class B)	1,124,292
19,841	e	Campbell Soup Co	728,363
434,338		Coca-Cola Co	16,174,747
30,487		Coca-Cola Enterprises, Inc	1,063,082
46,218		ConAgra Foods, Inc	1,510,866
17,420	*	Constellation Brands, Inc (Class A)	563,711
20,375	*	Dean Foods Co	373,066
23,186		Dr Pepper Snapple Group, Inc	1,044,993
72,681		General Mills, Inc	3,048,241
36,118		H.J. Heinz Co	2,189,834
17,305		Hershey Co	1,374,882
14,764		Hormel Foods Corp	510,982
12,555		J.M. Smucker Co	1,112,750
27,974		Kellogg Co	1,636,479
66,719		Kraft Foods Group, Inc	3,083,752
44,274		Lorillard, Inc	1,729,785
15,293		McCormick & Co, Inc	953,519
23,095		Mead Johnson Nutrition Co	1,755,220
17,137		Molson Coors Brewing Co (Class B)	774,250
200,143		Mondelez International, Inc	5,561,974
16,904	*	Monster Beverage Corp	809,702
174,186		PepsiCo, Inc	12,689,450
188,110		Philip Morris International, Inc	16,583,778
36,114		Reynolds American, Inc	1,588,294
31,914		Tyson Foods, Inc (Class A)	705,938

		TOTAL FOOD, BEVERAGE & TOBACCO	89,556,630

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
178,018		Abbott Laboratories	6,031,250
36,816		Aetna, Inc	1,775,636
26,459		AmerisourceBergen Corp	1,200,445
8,585		Bard (C.R.), Inc	876,271
61,878		Baxter International, Inc	4,197,803
22,540		Becton Dickinson & Co	1,894,262
151,769	*	Boston Scientific Corp	1,133,714
38,646		Cardinal Health, Inc	1,693,081
24,439	*	CareFusion Corp	758,587
16,581	*	Cerner Corp	1,368,762
31,756		Cigna Corp	1,852,645
15,751		Coventry Health Care, Inc	721,868
53,322		Covidien plc	3,324,093
9,378	*	DaVita, Inc	1,082,315
15,610		Dentsply International, Inc	651,874
13,232	*	Edwards Lifesciences Corp	1,189,954

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

91,944	*	Express Scripts Holding Co	$4,911,648
17,813		Humana, Inc	1,324,575
4,488	*	Intuitive Surgical, Inc	2,577,817
11,074	*	Laboratory Corp of America Holdings	991,123
26,588		McKesson Corp	2,797,855
113,907		Medtronic, Inc	5,308,066
9,351		Patterson Cos, Inc	337,852
18,247		Quest Diagnostics, Inc	1,057,414
34,574		St. Jude Medical, Inc	1,407,162
32,645		Stryker Corp	2,045,209
12,832	*	Tenet Healthcare Corp	498,267
115,040		UnitedHealth Group, Inc	6,351,358
12,193	*	Varian Medical Systems, Inc	861,435
34,212		WellPoint, Inc	2,217,622
19,238		Zimmer Holdings, Inc	1,435,155

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,875,118

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
47,593		Avon Products, Inc	808,129
14,881		Clorox Co	1,166,819
50,020		Colgate-Palmolive Co	5,370,648
27,178		Estee Lauder Cos (Class A)	1,655,956
44,073		Kimberly-Clark Corp	3,944,974
307,877		Procter & Gamble Co	23,140,035

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	36,086,561

INSURANCE - 4.1%
38,273		ACE Ltd	3,265,835
52,822		Aflac, Inc	2,802,735
54,497		Allstate Corp	2,392,418
165,642	*	American International Group, Inc	6,266,237
36,167		Aon plc	2,088,283
9,423		Assurant, Inc	360,335
205,392	*	Berkshire Hathaway, Inc (Class B)	19,908,647
29,460		Chubb Corp	2,365,933
16,103		Cincinnati Financial Corp	683,411
59,875	*	Genworth Financial, Inc (Class A)	549,054
48,029		Hartford Financial Services Group, Inc	1,191,119
30,755		Lincoln National Corp	891,280
35,189		Loews Corp	1,526,147
61,183		Marsh & McLennan Cos, Inc	2,170,773
122,886		Metlife, Inc	4,588,563
30,549		Principal Financial Group	947,324
61,720		Progressive Corp	1,388,083
52,270		Prudential Financial, Inc	3,025,388
10,506		Torchmark Corp	585,289
42,969		Travelers Cos, Inc	3,371,348
30,715		UnumProvident Corp	715,967
33,510		XL Capital Ltd	928,897

		TOTAL INSURANCE	62,013,066

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.5%
23,975		Air Products & Chemicals, Inc	$2,096,134
7,636		Airgas, Inc	727,253
117,561		Alcoa, Inc	1,039,239
13,216		Allegheny Technologies, Inc	418,286
17,037		Ball Corp	758,487
11,545		Bemis Co, Inc	411,926
7,117		CF Industries Holdings, Inc	1,631,003
16,881	e	Cleveland-Cliffs, Inc	629,830
135,070		Dow Chemical Co	4,349,254
105,022		Du Pont (E.I.) de Nemours & Co	4,983,294
16,843		Eastman Chemical Co	1,198,379
29,693		Ecolab, Inc	2,149,773
15,120		FMC Corp	929,426
106,929		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,769,247
8,972		International Flavors & Fragrances, Inc	631,898
49,479		International Paper Co	2,049,420
42,767		LyondellBasell Industries AF S.C.A	2,712,283
19,117		MeadWestvaco Corp	599,318
60,207		Monsanto Co	6,101,980
31,250		Mosaic Co	1,914,063
55,899		Newmont Mining Corp	2,401,421
34,960		Nucor Corp	1,608,510
18,259	*	Owens-Illinois, Inc	434,564
16,125	e	PPG Industries, Inc	2,223,154
33,464		Praxair, Inc	3,693,422
22,707		Sealed Air Corp	425,075
9,671		Sherwin-Williams Co	1,568,056
13,294		Sigma-Aldrich Corp	1,028,025
17,685	e	United States Steel Corp	395,260
14,247		Vulcan Materials Co	805,810

		TOTAL MATERIALS	53,683,790

MEDIA - 3.5%
23,775		Cablevision Systems Corp (Class A)	348,066
66,704		CBS Corp (Class B)	2,782,891
299,228		Comcast Corp (Class A)	11,394,602
68,041	*	DIRECTV	3,479,617
27,074	*	Discovery Communications, Inc (Class A)	1,878,394
25,500		Gannett Co, Inc	500,565
48,161		Interpublic Group of Cos, Inc	583,230
31,284		McGraw-Hill Cos, Inc	1,799,456
227,077		News Corp (Class A)	6,299,116
30,123		Omnicom Group, Inc	1,635,076
9,518		Scripps Networks Interactive (Class A)	587,927
33,993		Time Warner Cable, Inc	3,036,934
106,639		Time Warner, Inc	5,387,402
52,037		Viacom, Inc (Class B)	3,140,433
199,558		Walt Disney Co	10,752,185
472	*	Washington Post Co (Class B)	182,041

		TOTAL MEDIA	53,787,935

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
177,986		AbbVie, Inc	$6,530,306
14,592	*	Actavis, Inc	1,260,603
38,380		Agilent Technologies, Inc	1,718,656
21,881	*	Alexion Pharmaceuticals, Inc	2,056,595
34,639		Allergan, Inc	3,637,441
86,415		Amgen, Inc	7,385,026
26,644	*	Biogen Idec, Inc	4,158,596
185,901		Bristol-Myers Squibb Co	6,718,462
47,637	*	Celgene Corp	4,714,158
115,010		Eli Lilly & Co	6,174,887
25,751	*	Forest Laboratories, Inc	934,761
170,652	*	Gilead Sciences, Inc	6,732,221
18,183	*	Hospira, Inc	620,404
312,046		Johnson & Johnson	23,066,440
19,301	*	Life Technologies Corp	1,248,582
342,327		Merck & Co, Inc	14,805,643
46,316	*	Mylan Laboratories, Inc	1,309,353
12,756		PerkinElmer, Inc	449,521
10,099		Perrigo Co	1,015,051
829,033		Pfizer, Inc	22,616,020
40,575		Thermo Electron Corp	2,927,081
9,656	*	Waters Corp	884,200

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	120,964,007

REAL ESTATE - 2.2%
44,533		American Tower Corp	3,391,188
17,676		Apartment Investment & Management Co (Class A)	482,201
12,954		AvalonBay Communities, Inc	1,681,300
17,022		Boston Properties, Inc	1,792,076
33,262	*	CBRE Group, Inc	717,794
35,550		Equity Residential	1,969,115
50,922		HCP, Inc	2,362,272
29,208		Health Care REIT, Inc	1,835,431
79,588		Host Marriott Corp	1,336,283
47,120		Kimco Realty Corp	978,682
18,777		Plum Creek Timber Co, Inc	904,676
50,727		Prologis, Inc	2,024,007
16,240		Public Storage, Inc	2,499,823
34,840		Simon Property Group, Inc	5,580,671
33,246		Ventas, Inc	2,203,877
19,069		Vornado Realty Trust	1,610,568
61,012		Weyerhaeuser Co	1,837,681

		TOTAL REAL ESTATE	33,207,645

RETAILING - 4.2%
9,175		Abercrombie & Fitch Co (Class A)	458,750
40,806	*	Amazon.com, Inc	10,833,993
3,968	*	Autonation, Inc	192,448
4,124	*	Autozone, Inc	1,524,643
25,562	*	Bed Bath & Beyond, Inc	1,500,489
33,070		Best Buy Co, Inc	537,718
7,715	*	Big Lots, Inc	248,037

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

26,343	*	Carmax, Inc	$1,038,441
29,000	*	Dollar General Corp	1,340,380
25,362	*	Dollar Tree, Inc	1,014,226
10,320		Expedia, Inc	673,380
11,390		Family Dollar Stores, Inc	645,813
13,610	e	GameStop Corp (Class A)	315,752
32,860		Gap, Inc	1,073,865
17,078		Genuine Parts Co	1,161,816
168,370		Home Depot, Inc	11,267,320
17,826	e	JC Penney Co, Inc	362,403
23,615		Kohl’s Corp	1,093,138
27,225		Limited Brands, Inc	1,307,345
126,672		Lowe’s Companies, Inc	4,837,604
43,664		Macy’s, Inc	1,725,165
6,620	*,e	NetFlix, Inc	1,093,889
16,828		Nordstrom, Inc	929,410
12,659	*	O’Reilly Automotive, Inc	1,172,856
12,563		Petsmart, Inc	821,746
5,617	*	Priceline.com, Inc	3,850,285
24,656		Ross Stores, Inc	1,471,963
74,328		Staples, Inc	1,001,941
73,300		Target Corp	4,428,053
13,118		Tiffany & Co	862,509
82,143		TJX Companies, Inc	3,711,221
13,079	*	TripAdvisor, Inc	605,296
13,121	*	Urban Outfitters, Inc	561,448

		TOTAL RETAILING	63,663,343

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
83,641	*,e	Advanced Micro Devices, Inc	217,467
36,482		Altera Corp	1,219,228
33,932		Analog Devices, Inc	1,480,793
132,354		Applied Materials, Inc	1,708,690
58,453		Broadcom Corp (Class A)	1,896,800
6,932	*,e	First Solar, Inc	195,344
560,333		Intel Corp	11,789,406
18,337		Kla-Tencor Corp	1,006,885
18,945	*	Lam Research Corp	779,397
26,605		Linear Technology Corp	974,275
61,445	*	LSI Logic Corp	432,573
22,661	e	Microchip Technology, Inc	758,010
118,876	*	Micron Technology, Inc	898,703
68,224		Nvidia Corp	836,426
20,758	*	Teradyne, Inc	335,449
126,236		Texas Instruments, Inc	4,175,887
28,867		Xilinx, Inc	1,053,357

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,758,690

SOFTWARE & SERVICES - 9.4%
71,915		Accenture plc	5,169,969
55,757	*	Adobe Systems, Inc	2,109,287
20,593	*	Akamai Technologies, Inc	838,341

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

24,986	*	Autodesk, Inc	$971,456
54,670		Automatic Data Processing, Inc	3,241,384
16,153	*	BMC Software, Inc	671,157
37,700		CA, Inc	935,714
21,249	*	Citrix Systems, Inc	1,554,577
33,811	*	Cognizant Technology Solutions Corp (Class A)	2,643,344
17,109		Computer Sciences Corp	715,156
131,152	*	eBay, Inc	7,335,331
35,068	*	Electronic Arts, Inc	551,620
27,577		Fidelity National Information Services, Inc	1,023,383
14,936	*	Fiserv, Inc	1,199,510
29,970	*	Google, Inc (Class A)	22,648,029
119,597		International Business Machines Corp	24,286,563
31,341		Intuit, Inc	1,955,052
12,035		Mastercard, Inc (Class A)	6,238,944
852,926		Microsoft Corp	23,429,877
423,265		Oracle Corp	15,030,140
36,957		Paychex, Inc	1,205,907
21,261	*	Red Hat, Inc	1,181,261
31,341		SAIC, Inc	379,226
14,695	*	Salesforce.com, Inc	2,529,450
77,407	*	Symantec Corp	1,685,151
19,277	*	Teradata Corp	1,285,005
17,813		Total System Services, Inc	414,152
17,221		VeriSign, Inc	747,564
58,706		Visa, Inc (Class A)	9,270,265
66,340		Western Union Co	944,018
117,056	*	Yahoo!, Inc	2,297,809

		TOTAL SOFTWARE & SERVICES	144,488,642

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
18,387		Amphenol Corp (Class A)	1,242,410
105,755		Apple, Inc	48,151,309
597,858		Cisco Systems, Inc	12,297,939
163,994		Corning, Inc	1,967,928
164,664		Dell, Inc	2,180,151
237,254	*	EMC Corp	5,838,821
9,152	*	F5 Networks, Inc	959,862
16,644		Flir Systems, Inc	395,628
13,369		Harris Corp	617,648
221,475		Hewlett-Packard Co	3,656,552
20,573		Jabil Circuit, Inc	389,035
26,462	*	JDS Uniphase Corp	383,964
58,022	*	Juniper Networks, Inc	1,298,532
15,343	e	Molex, Inc	416,716
31,847		Motorola, Inc	1,859,546
40,013	*	NetApp, Inc	1,440,468
191,885		Qualcomm, Inc	12,670,167
27,610	*	SanDisk Corp	1,380,224
38,322		Seagate Technology, Inc	1,302,181
47,100		Tyco Electronics Ltd	1,831,248
24,510		Western Digital Corp	1,151,970

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

138,361		Xerox Corp	$1,108,272

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	102,540,571

TELECOMMUNICATION SERVICES - 2.9%
639,571		AT&T, Inc	22,250,675
70,324		CenturyTel, Inc	2,844,606
33,021	*	Crown Castle International Corp	2,328,641
109,942	e	Frontier Communications Corp	502,435
34,860	*	MetroPCS Communications, Inc	349,646
338,274	*	Sprint Nextel Corp	1,904,482
321,365		Verizon Communications, Inc	14,014,728
64,750	e	Windstream Corp	630,665

		TOTAL TELECOMMUNICATION SERVICES	44,825,878

TRANSPORTATION - 1.6%
17,778		CH Robinson Worldwide, Inc	1,176,015
116,755		CSX Corp	2,572,113
23,181		Expeditors International of Washington, Inc	994,465
32,905		FedEx Corp	3,338,212
35,183		Norfolk Southern Corp	2,423,053
6,506		Ryder System, Inc	369,411
86,139		Southwest Airlines Co	965,618
52,975		Union Pacific Corp	6,964,094
80,581		United Parcel Service, Inc (Class B)	6,389,267

		TOTAL TRANSPORTATION	25,192,248

UTILITIES - 3.4%
68,379		AES Corp	741,228
14,044		AGL Resources, Inc	587,039
26,719		Ameren Corp	866,764
54,657		American Electric Power Co, Inc	2,475,416
47,065		Centerpoint Energy, Inc	962,009
29,182		CMS Energy Corp	749,977
33,044		Consolidated Edison, Inc	1,879,543
64,717		Dominion Resources, Inc	3,501,837
19,642		DTE Energy Co	1,243,535
79,316		Duke Energy Corp	5,452,182
36,854		Edison International	1,775,994
20,219		Entergy Corp	1,306,147
96,236		Exelon Corp	3,025,660
46,049		FirstEnergy Corp	1,864,524
8,686		Integrys Energy Group, Inc	475,037
47,665		NextEra Energy, Inc	3,434,263
34,176		NiSource, Inc	923,777
35,361		Northeast Utilities	1,440,253
35,411		NRG Energy, Inc	849,864
22,577		Oneok, Inc	1,061,345
27,430		Pepco Holdings, Inc	535,434
48,437		PG&E Corp	2,065,354
12,921		Pinnacle West Capital Corp	689,723
65,497		PPL Corp	1,983,904
57,160		Public Service Enterprise Group, Inc	1,782,249

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

15,418		SCANA Corp			$721,717
25,374		Sempra Energy			1,904,319
98,452		Southern Co			4,354,532
22,421		TECO Energy, Inc			398,421
26,569		Wisconsin Energy Corp			1,047,616
55,322		Xcel Energy, Inc			1,536,845

		TOTAL UTILITIES			51,636,508

		TOTAL COMMON STOCKS			1,510,072,948

		(Cost $1,350,157,751)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.6%
$10,000,000	d	Federal Home Loan Bank (FHLB)	0.040%	02/13/13	9,999,867

					9,999,867

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
		TIAA-CREF Short Term Lending Portfolio of the State Street
13,287,968	c	Navigator Securities Lending Trust			13,287,968

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			13,287,968

		TOTAL SHORT-TERM INVESTMENTS			23,287,835

		(Cost $23,287,835)

		TOTAL INVESTMENTS - 100.3%			1,533,360,783
		(Cost $1,373,445,586)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(3,850,209)

		NET ASSETS - 100.0%			$1,529,510,574

		Abbreviation(s):
		REIT Real Estate Investment Trust
		SPDR Standard & Poor’s Depository Receipts

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,968,062.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 0.9%
52,843	*	American Axle & Manufacturing Holdings, Inc	$617,206
50,939		Cooper Tire & Rubber Co	1,296,907
121,659		Dana Holding Corp	1,956,277
20,160		Dorman Products, Inc	698,141
14,970		Drew Industries, Inc	548,201
60,777	*	Exide Technologies	209,073
17,199	*	Federal Mogul Corp (Class A)	160,639
14,510	*	Fuel Systems Solutions, Inc	213,007
24,769	*	Gentherm, Inc	358,655
36,305	*	Modine Manufacturing Co	307,866
3,524		Shiloh Industries, Inc	38,235
24,780		Spartan Motors, Inc	140,503
17,123		Standard Motor Products, Inc	397,425
23,575	*	Stoneridge, Inc	147,580
19,637		Superior Industries International, Inc	398,042
49,391	*	Tenneco, Inc	1,726,709
4,438	*	Tower International, Inc	43,004
22,820	*	Winnebago Industries, Inc	427,190

		TOTAL AUTOMOBILES & COMPONENTS	9,684,660

BANKS - 7.9%
11,749		1st Source Corp	265,527
20,991		1st United Bancorp, Inc	134,762
5,191		Access National Corp	80,512
4,147		Alliance Financial Corp	184,998
5,496		American National Bankshares, Inc	111,239
17,232	*	Ameris Bancorp	228,496
5,533		Ames National Corp	121,062
20,914		Apollo Residential Mortgage	473,493
8,606	e	Arrow Financial Corp	209,986
71,424		Astoria Financial Corp	695,670
5,202		Bancfirst Corp	212,762
23,635		Banco Latinoamericano de Exportaciones S.A. (Class E)	548,332
78,504		Bancorpsouth, Inc	1,138,308
32,521		Bank Mutual Corp	166,833
4,053		Bank of Kentucky Financial Corp	106,391
3,775		Bank of Marin Bancorp	148,169
24,702		Bank of the Ozarks, Inc	897,177
13,947		BankFinancial Corp	105,300
16,081		Banner Corp	485,646
2,735		Bar Harbor Bankshares	96,545
63,946		BBCN Bancorp, Inc	773,107
25,585	*	Beneficial Mutual Bancorp, Inc	239,476
2,936		Berkshire Bancorp, Inc	24,486

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,839		Berkshire Hills Bancorp, Inc	$504,304
9,187	*	BofI Holding, Inc	293,616
64,570		Boston Private Financial Holdings, Inc	597,272
6,046		Bridge Bancorp, Inc	123,580
6,312	*	Bridge Capital Holdings	99,035
59,038		Brookline Bancorp, Inc	520,125
9,217		Bryn Mawr Bank Corp	213,281
5,791	*	BSB Bancorp, Inc	73,835
2,263		C&F Financial Corp	91,968
5,457		Camden National Corp	184,174
7,450		Cape Bancorp, Inc	67,720
9,592	*,e	Capital Bank Financial Corp	148,388
8,020	*	Capital City Bank Group, Inc	89,824
25,315		Cardinal Financial Corp	413,647
4,165	*	Cascade Bancorp	28,822
65,355		Cathay General Bancorp	1,268,541
8,537		Center Bancorp, Inc	102,273
21,182		Centerstate Banks of Florida, Inc	187,461
18,804	*	Central Pacific Financial Corp	302,932
2,353		Century Bancorp, Inc	78,425
4,703		Charter Financial Corp	53,426
22,803		Chemical Financial Corp	554,341
8,595		Citizens & Northern Corp	171,040
32,987	*	Citizens Republic Bancorp, Inc	673,595
12,577	e	City Holding Co	475,285
6,742		Clifton Savings Bancorp, Inc	78,477
8,489		CNB Financial Corp	144,228
28,197		CoBiz, Inc	230,088
32,754		Columbia Banking System, Inc	661,631
33,334		Community Bank System, Inc	946,686
12,044		Community Trust Bancorp, Inc	406,003
1,911	*	Crescent Financial Bancshares, Inc	8,217
75,477		CVB Financial Corp	830,247
27,277		Dime Community Bancshares	376,695
96,108	*	Doral Financial Corp	63,335
15,017	*	Eagle Bancorp, Inc	338,784
4,078		Enterprise Bancorp, Inc	70,264
14,917		Enterprise Financial Services Corp	200,037
8,064		ESB Financial Corp	112,412
7,155		ESSA Bancorp, Inc	78,777
19,929		EverBank Financial Corp	290,764
13,184	e	Farmers National Banc Corp	86,751
8,816		Federal Agricultural Mortgage Corp (Class C)	302,477
6,887		Fidelity Southern Corp	77,068
10,823		Financial Institutions, Inc	217,434
12,353		First Bancorp (NC)	156,883
62,241	*,e	First Bancorp (Puerto Rico)	319,296
5,894		First Bancorp, Inc	97,605
59,792		First Busey Corp	271,456
18,694	*	First California Financial Group, Inc	149,926
87,030		First Commonwealth Financial Corp	615,302
12,447		First Community Bancshares, Inc	198,530

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,756		First Connecticut Bancorp	$193,409
6,853		First Defiance Financial Corp	140,349
2,447	*,e	First Federal Bancshares of Arkansas, Inc	24,103
48,102		First Financial Bancorp	735,480
26,352	e	First Financial Bankshares, Inc	1,082,013
9,657		First Financial Corp	291,352
13,004		First Financial Holdings, Inc	197,011
11,288	*	First Financial Northwest, Inc	91,546
12,702		First Interstate Bancsystem, Inc	218,855
25,128		First Merchants Corp	378,176
64,058		First Midwest Bancorp, Inc	811,615
5,963		First of Long Island Corp	173,881
7,425		First Pactrust Bancorp, Inc	87,318
91,474		FirstMerit Corp	1,393,149
26,623		Flushing Financial Corp	421,708
116,474		FNB Corp	1,349,934
7,017	*,e	FNB United Corp	77,327
9,361		Fox Chase Bancorp, Inc	161,103
10,604		Franklin Financial Corp	183,767
9,780		German American Bancorp, Inc	218,387
61,139		Glacier Bancorp, Inc	952,546
8,041		Great Southern Bancorp, Inc	199,899
53,659	*	Guaranty Bancorp	111,611
12,570	*,e	Hampton Roads Bankshares, Inc	14,958
63,183		Hancock Holding Co	1,909,390
27,056	*	Hanmi Financial Corp	445,071
11,253	e	Heartland Financial USA, Inc	266,584
14,663	*	Heritage Commerce Corp	95,456
11,001		Heritage Financial Corp	155,444
6,105		Heritage Financial Group	85,531
14,193	*	Heritage Oaks Bancorp	82,319
784		Hingham Institution for Savings	54,449
4,786	*	Home Bancorp, Inc	91,365
18,277		Home Bancshares, Inc	634,577
11,103		Home Federal Bancorp, Inc	142,785
43,569		Home Loan Servicing Solutions Ltd	947,190
8,177	*	HomeStreet, Inc	206,224
17,635	*	HomeTrust Bancshares, Inc	254,826
5,051		Horizon Bancorp	100,666
14,109		Hudson Valley Holding Corp	215,868
24,459		IBERIABANK Corp	1,259,394
18,148		Independent Bank Corp	562,407
43,498		International Bancshares Corp	850,386
36,268		Investors Bancorp, Inc	640,130
10,650		Kearny Financial Corp	107,565
22,183		Lakeland Bancorp, Inc	216,284
13,860		Lakeland Financial Corp	338,738
14,391		MainSource Financial Group, Inc	198,596
46,309		MB Financial, Inc	1,035,932
6,848		Mercantile Bank Corp	112,992
3,533		Merchants Bancshares, Inc	100,055
6,387	*	Meridian Interstate Bancorp, Inc	111,645

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,126	*	MetroCorp Bancshares, Inc	$112,150
161,043	*,e	MGIC Investment Corp	447,700
3,778		Middleburg Financial Corp	69,855
5,730		Midsouth Bancorp, Inc	86,294
4,760		MidWestOne Financial Group, Inc	113,764
2,936	*,e	NASB Financial, Inc	66,588
7,523		National Bank Holdings Corp	135,790
4,920	e	National Bankshares, Inc	166,493
102,989		National Penn Bancshares, Inc	1,004,143
15,957	*,e	Nationstar Mortgage Holdings, Inc	575,888
27,771		NBT Bancorp, Inc	575,971
14,494	*,e	Northfield Bancorp, Inc	162,188
4,560		Northrim BanCorp, Inc	99,317
81,447		Northwest Bancshares, Inc	993,653
10,666		OceanFirst Financial Corp	151,351
88,379	*,d	Ocwen Financial Corp	3,444,129
85,180		Old National Bancorp	1,138,005
7,882	*	OmniAmerican Bancorp, Inc	195,552
38,905		Oriental Financial Group, Inc	559,065
37,993		Oritani Financial Corp	575,214
13,434		Pacific Continental Corp	147,640
7,544	*	Pacific Mercantile Bancorp	43,755
24,928		PacWest Bancorp	685,021
9,270	e	Park National Corp	606,721
34,528	*	Park Sterling Bank	196,119
6,227		Peapack Gladstone Financial Corp	91,475
2,642		Penns Woods Bancorp, Inc	105,918
11,181	*	Pennsylvania Commerce Bancorp, Inc	175,653
8,586		Peoples Bancorp, Inc	186,316
4,291	e	Peoples Federal Bancshares, Inc	76,466
28,682	*	Pinnacle Financial Partners, Inc	615,803
9,511	*	Preferred Bank	142,950
52,954		PrivateBancorp, Inc	909,220
39,488		Prosperity Bancshares, Inc	1,781,304
8,950		Provident Financial Holdings, Inc	148,928
49,064		Provident Financial Services, Inc	727,619
35,072		Provident New York Bancorp	313,193
110,141	e	Radian Group, Inc	708,207
21,079		Renasant Corp	409,987
8,406	e	Republic Bancorp, Inc (Class A)	188,883
24,549		Rockville Financial, Inc	316,191
5,563		Roma Financial Corp	83,890
24,166		S&T Bancorp, Inc	445,621
9,824	e	S.Y. Bancorp, Inc	222,121
18,704		Sandy Spring Bancorp, Inc	371,274
13,600		SCBT Financial Corp	572,560
51,145	*	Seacoast Banking Corp of Florida	91,550
7,434		SI Financial Group, Inc	86,532
7,756		Sierra Bancorp	96,640
14,519		Simmons First National Corp (Class A)	370,670
6,361		Simplicity Bancorp, Inc	91,726
15,364	e	Southside Bancshares, Inc	324,795

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,462	*	Southwest Bancorp, Inc	$198,068
26,850		State Bank & Trust Co	428,526
17,874		StellarOne Corp	267,216
28,285		Sterling Bancorp	271,253
22,406		Sterling Financial Corp	483,746
8,116	*	Suffolk Bancorp	112,244
26,426	*	Sun Bancorp, Inc	91,434
153,741		Susquehanna Bancshares, Inc	1,755,722
14,899	*	Taylor Capital Group, Inc	258,498
8,156		Territorial Bancorp, Inc	186,854
33,560	*	Texas Capital Bancshares, Inc	1,389,384
25,896	*	The Bancorp, Inc	305,055
9,369		Tompkins Trustco, Inc	383,286
20,388	e	TowneBank	309,286
5,631		Tree.com, Inc	98,430
12,447		Trico Bancshares	205,127
79,286		Trustco Bank Corp NY	419,423
53,767		Trustmark Corp	1,243,631
26,738		UMB Financial Corp	1,183,691
93,551		Umpqua Holdings Corp	1,182,485
15,691		Union Bankshares Corp	274,279
41,765	e	United Bankshares, Inc	1,064,590
36,161	*	United Community Banks, Inc	379,329
14,406		United Financial Bancorp, Inc	215,658
12,381		Univest Corp of Pennsylvania	208,991
27,619		ViewPoint Financial Group	584,142
18,824	*	Virginia Commerce Bancorp	247,347
11,007	*	Walker & Dunlop, Inc	236,430
11,943		Washington Banking Co	168,277
11,150		Washington Trust Bancorp, Inc	293,914
5,029	*,e	Waterstone Financial, Inc	37,617
60,092		Webster Financial Corp	1,337,047
21,596		WesBanco, Inc	500,811
10,648		West Bancorporation, Inc	117,873
16,526		West Coast Bancorp	391,997
23,269		Westamerica Bancorporation	1,033,609
59,966	*	Western Alliance Bancorp	737,582
19,919		Westfield Financial, Inc	150,189
54,037	*	Wilshire Bancorp, Inc	331,787
30,103		Wintrust Financial Corp	1,115,918
6,843		WSFS Financial Corp	311,151

		TOTAL BANKS	85,345,681

CAPITAL GOODS - 9.2%
32,566		A.O. Smith Corp	2,256,173
15,829	e	Aaon, Inc	359,951
33,511		AAR Corp	631,682
47,669	*	Accuride Corp	179,235
21,909		Aceto Corp	228,730
60,682		Actuant Corp (Class A)	1,788,905
34,939		Acuity Brands, Inc	2,403,803
32,090	*	Aegion Corp	754,757

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,619	*	Aerovironment, Inc	$316,501
48,819		Aircastle Ltd	673,702
6,462		Alamo Group, Inc	219,450
22,876		Albany International Corp (Class A)	573,273
22,571		Altra Holdings, Inc	540,575
18,456	*	Ameresco, Inc	181,607
8,441		American Railcar Industries, Inc	332,069
7,077		American Science & Engineering, Inc	478,264
43,603	*,e	American Superconductor Corp	115,548
9,103	*	American Woodmark Corp	253,154
6,911		Ampco-Pittsburgh Corp	127,301
22,774	*,e	API Technologies Corp	64,678
23,365		Apogee Enterprises, Inc	571,274
35,095		Applied Industrial Technologies, Inc	1,542,776
8,040		Argan, Inc	151,152
75,565	*	ArvinMeritor, Inc	344,576
16,912		Astec Industries, Inc	597,332
11,079	*	Astronics Corp	253,820
1,148	*	Astronics Corp (Class B)	23,534
20,623		AZZ, Inc	882,458
43,939		Barnes Group, Inc	1,050,142
38,001	*,e	Beacon Roofing Supply, Inc	1,373,356
37,873		Belden CDT, Inc	1,823,585
40,657	*	Blount International, Inc	693,202
16,800	*,e	Bluelinx Holdings, Inc	52,080
39,670		Brady Corp (Class A)	1,384,086
39,531		Briggs & Stratton Corp	938,071
39,244	*	Builders FirstSource, Inc	246,060
11,791	*	CAI International, Inc	295,718
231,608	*,e	Capstone Turbine Corp	195,269
7,920		Cascade Corp	511,394
24,265	*	Chart Industries, Inc	1,606,100
14,491		CIRCOR International, Inc	601,376
41,074		Clarcor, Inc	2,072,594
5,633		Coleman Cable, Inc	57,626
15,606	*	Columbus McKinnon Corp	295,266
28,982		Comfort Systems USA, Inc	374,158
22,774	*	Commercial Vehicle Group, Inc	184,242
3,986	*	CPI Aerostructures, Inc	44,962
13,206		Cubic Corp	620,682
37,952		Curtiss-Wright Corp	1,352,989
29,474	*	DigitalGlobe, Inc	824,388
18,321		Douglas Dynamics, Inc	241,471
6,839	*	DXP Enterprises, Inc	389,139
28,124	*	Dycom Industries, Inc	590,042
10,789		Dynamic Materials Corp	179,313
4,360		Eastern Co	68,190
16,237	*	Edgen Group, Inc	129,734
55,443		EMCOR Group, Inc	2,014,244
13,559		Encore Wire Corp	442,295
30,308	*	Energy Recovery, Inc	113,049
39,951	*	EnerSys	1,635,194

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,725	*,e	Enphase Energy, Inc	$21,583
17,113	*	EnPro Industries, Inc	761,186
21,728		ESCO Technologies, Inc	894,542
25,508	*	Esterline Technologies Corp	1,693,476
53,256	*	Federal Signal Corp	428,178
38,945	*	Flow International Corp	146,823
19,444		Franklin Electric Co, Inc	1,293,415
10,944		Freightcar America, Inc	271,302
146,600	*,e	FuelCell Energy, Inc	159,794
29,694	*	Furmanite Corp	157,675
46,658	*,e	GenCorp, Inc	500,640
19,711		Generac Holdings, Inc	732,855
12,448	*	GeoEye, Inc	446,012
25,985	*	Gibraltar Industries, Inc	451,359
15,483		Global Power Equipment Group, Inc	254,076
13,121		Gorman-Rupp Co	398,747
9,618		Graham Corp	222,849
31,347		Granite Construction, Inc	1,139,777
45,850		Great Lakes Dredge & Dock Corp	430,073
18,043	*	Greenbrier Cos, Inc	359,597
36,800		Griffon Corp	434,240
24,459		H&E Equipment Services, Inc	471,570
8,180		Hardinge, Inc	92,270
43,158	e	Heico Corp	1,957,647
82,890	*	Hexcel Corp	2,220,623
13,106		Houston Wire & Cable Co	156,617
4,541	*	Hurco Cos, Inc	134,777
9,328		Hyster-Yale Materials Handling, Inc	468,079
42,466	*	II-VI, Inc	722,771
13,705		Insteel Industries, Inc	207,768
24,626		John Bean Technologies Corp	460,260
10,365	*	Kadant, Inc	278,508
22,377		Kaman Corp	813,180
26,265		Kaydon Corp	651,372
19,524	*,e	KEYW Holding Corp	251,079
31,673	*	Kratos Defense & Security Solutions, Inc	139,678
15,416	*	Layne Christensen Co	349,481
7,612		LB Foster Co (Class A)	329,676
10,283	e	Lindsay Manufacturing Co	956,730
7,282	*	LMI Aerospace, Inc	160,932
13,462		LSI Industries, Inc	97,465
15,960	*	Lydall, Inc	243,869
44,904	*	Mastec, Inc	1,270,783
10,934		Met-Pro Corp	113,386
7,099		Michael Baker Corp	182,373
15,505	*	Middleby Corp	2,191,787
9,453		Miller Industries, Inc	144,442
37,501	*	Moog, Inc (Class A)	1,642,544
16,175		Mueller Industries, Inc	863,098
128,644		Mueller Water Products, Inc (Class A)	760,286
17,748	*	MYR Group, Inc	398,443
4,290	e	National Presto Industries, Inc	314,671

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,971	*	NCI Building Systems, Inc	$231,751
14,073	*	NN, Inc	130,316
6,334	*	Nortek, Inc	456,998
7,795	*	Northwest Pipe Co	192,147
1,817		Omega Flex, Inc	25,838
48,945	*	Orbital Sciences Corp	719,491
22,183	*	Orion Marine Group, Inc	173,027
3,809	*	Patrick Industries, Inc	62,696
30,360	*	Perini Corp	503,672
13,640	*	Pgt, Inc	66,836
15,975		Pike Electric Corp	166,140
17,194	*	PMFG, Inc	144,602
7,886	*	Powell Industries, Inc	356,841
1,754		Preformed Line Products Co	118,360
23,205		Primoris Services Corp	445,072
3,847	*,e	Proto Labs, Inc	158,227
30,619		Quanex Building Products Corp	632,589
29,621		Raven Industries, Inc	797,694
18,806	*	RBC Bearings, Inc	991,640
22,389	*,e	Rexnord Corp	447,332
31,716		Robbins & Myers, Inc	1,848,408
27,529	*	Rush Enterprises, Inc (Class A)	651,336
9,229		Sauer-Danfoss, Inc	495,320
254		Seaboard Corp	686,641
9,119		SeaCube Container Leasing Ltd	209,463
1,739		SIFCO Industries, Inc	26,920
33,261		Simpson Manufacturing Co, Inc	1,078,322
10,522		Standex International Corp	596,071
11,634	*	Sterling Construction Co, Inc	119,248
17,477		Sun Hydraulics Corp	482,365
7,424		Sypris Solutions, Inc	30,735
23,903	e	TAL International Group, Inc	1,001,536
45,779	*	Taser International, Inc	383,170
30,504	*	Teledyne Technologies, Inc	2,082,203
15,626		Tennant Co	719,421
10,692	e	Textainer Group Holdings Ltd	443,183
11,491	*	Thermon Group Holdings	278,082
38,527	e	Titan International, Inc	935,821
14,559	*,e	Titan Machinery, Inc	420,901
12,663	*	Trex Co, Inc	535,012
26,273	*	Trimas Corp	811,573
8,575	e	Twin Disc, Inc	196,625
16,367		Universal Forest Products, Inc	665,319
60,938	*,e	USG Corp	1,790,968
13,820		Vicor Corp	74,352
54,170	*	Wabash National Corp	560,660
24,499		Watsco, Inc	1,846,000
22,795		Watts Water Technologies, Inc (Class A)	1,050,850
3,591	*	Willis Lease Finance Corp	52,895
57,261		Woodward Governor Co	2,199,395

		TOTAL CAPITAL GOODS	98,584,725

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
43,688		ABM Industries, Inc	$957,641
40,987	*	Acacia Research (Acacia Technologies)	1,046,398
91,828	*	ACCO Brands Corp	764,927
14,344		Acorn Energy, Inc	105,572
18,617		Administaff, Inc	626,090
27,935	*	Advisory Board Co	1,514,915
16,011		American Ecology Corp	380,421
30,911	*	ARC Document Solutions, Inc	73,877
6,770	*	AT Cross Co	77,449
6,444		Barrett Business Services, Inc	259,307
38,325		Brink’s Co	1,142,851
30,140	*	Casella Waste Systems, Inc (Class A)	136,836
36,504	*	CBIZ, Inc	221,214
12,831		CDI Corp	218,384
5,031		Ceco Environmental Corp	55,643
49,064	*,e	Cenveo, Inc	122,660
780		Compx International, Inc	10,530
6,878	*	Consolidated Graphics, Inc	251,941
92,369	*,e	Coolbrands International, Inc	138,553
27,838		Corporate Executive Board Co	1,394,962
7,242		Courier Corp	87,701
8,871	*	CRA International, Inc	164,912
42,454		Deluxe Corp	1,561,883
25,349	*	Dolan Media Co	88,975
63,431	*	EnergySolutions, Inc	242,941
21,854	*	EnerNOC, Inc	337,644
22,588		Ennis, Inc	352,599
11,345	*	Exponent, Inc	554,657
11,304	*	Franklin Covey Co	156,899
33,952	*	FTI Consulting, Inc	1,103,440
15,648		G & K Services, Inc (Class A)	626,546
59,309		Geo Group, Inc	1,934,660
13,275	*	GP Strategies Corp	284,085
55,628		Healthcare Services Group	1,343,416
14,706		Heidrick & Struggles International, Inc	232,502
6,507	*,e	Heritage-Crystal Clean, Inc	102,355
48,774		Herman Miller, Inc	1,204,718
18,226	*	Hill International, Inc	62,151
38,059		HNI Corp	1,201,523
23,392	*	Hudson Highland Group, Inc	112,516
18,844	*	Huron Consulting Group, Inc	642,580
16,834	*	ICF International, Inc	385,330
109,588	*	ICO Global Communications Holdings Ltd	159,998
27,430	*,e	Innerworkings, Inc	381,551
47,660		Interface, Inc	799,735
8,609	e	Intersections, Inc	89,361
23,213		Kelly Services, Inc (Class A)	370,015
25,465		Kforce, Inc	350,398
28,402		Kimball International, Inc (Class B)	306,742
39,736		Knoll, Inc	658,823
39,757	*	Korn/Ferry International	683,025

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,422		McGrath RentCorp	$610,414
36,924	*	Metalico, Inc	71,263
23,214		Mine Safety Appliances Co	1,072,951
12,166	*	Mistras Group, Inc	267,895
31,380	*	Mobile Mini, Inc	753,120
10,460		Multi-Color Corp	250,622
43,321	*	Navigant Consulting, Inc	499,491
4,703		NL Industries, Inc	60,857
70,800	*,e	Odyssey Marine Exploration, Inc	217,710
35,242	*	On Assignment, Inc	861,667
6,384	*	Performant Financial Corp	81,077
21,429	e	Quad	465,009
36,323		Resources Connection, Inc	443,504
16,889	*	RPX Corp	176,152
8,758		Schawk, Inc (Class A)	112,453
12,133	*	Standard Parking Corp	254,308
63,485		Steelcase, Inc (Class A)	865,301
16,423	*	Team, Inc	719,492
52,526	*	Tetra Tech, Inc	1,505,395
10,953	*	TMS International Corp	152,685
12,443	*	TRC Cos, Inc	74,285
33,716	*	TrueBlue, Inc	579,578
12,175		Unifirst Corp	995,184
32,848		United Stationers, Inc	1,095,152
17,074		Viad Corp	476,706
2,891		VSE Corp	69,413
6,769	*	WageWorks, Inc	135,109

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	38,950,645

CONSUMER DURABLES & APPAREL - 3.4%
27,495	e	American Greetings Corp (Class A)	439,920
10,930	*	Arctic Cat, Inc	395,010
9,579		Bassett Furniture Industries, Inc	133,340
19,948	*,e	Beazer Homes USA, Inc	375,421
8,282	e	Blyth, Inc	116,031
73,447		Brunswick Corp	2,655,844
54,705	e	Callaway Golf Co	358,865
5,925	*	Cavco Industries, Inc	307,270
5,718		Cherokee, Inc	80,795
16,780	*	Clarus Corp	128,367
10,057	e	Columbia Sportswear Co	513,812
72,766	*	CROCS, Inc	1,081,303
7,828		CSS Industries, Inc	177,774
7,740		Culp, Inc	135,450
4,799	*	Delta Apparel, Inc	69,346
20,385	e	Ethan Allen Interiors, Inc	589,330
89,182	*	Fifth & Pacific Cos, Inc	1,346,648
3,173		Flexsteel Industries, Inc	74,439
14,020	*	G-III Apparel Group Ltd	503,178
25,604	*	Helen of Troy Ltd	926,865
7,588		Hooker Furniture Corp	114,579
86,615	*,e	Hovnanian Enterprises, Inc (Class A)	494,572

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,804	*	Iconix Brand Group, Inc	$1,414,236
23,089	*	iRobot Corp	528,276
18,562	e	Jakks Pacific, Inc	242,420
3,963	*	Johnson Outdoors, Inc	85,125
68,467		Jones Apparel Group, Inc	821,604
67,827	e	KB Home	1,293,461
18,411	*,e	K-Swiss, Inc (Class A)	86,716
42,910		La-Z-Boy, Inc	671,112
40,071	*,e	Leapfrog Enterprises, Inc	361,040
16,739	*	Libbey, Inc	314,358
6,802		Lifetime Brands, Inc	72,373
16,740	*,e	M/I Homes, Inc	455,998
18,340	*	Maidenform Brands, Inc	355,979
6,428		Marine Products Corp	40,561
32,141		MDC Holdings, Inc	1,263,784
25,741	*	Meritage Homes Corp	1,138,782
14,837		Movado Group, Inc	542,441
4,741		Nacco Industries, Inc (Class A)	308,924
11,766		Oxford Industries, Inc	581,005
10,278		Perry Ellis International, Inc	198,365
39,333		Pool Corp	1,802,238
108,356	*	Quiksilver, Inc	708,648
5,694		RG Barry Corp	76,186
37,015		Ryland Group, Inc	1,470,236
54,028	*,e	Sealy Corp	116,700
31,967	*	Skechers U.S.A., Inc (Class A)	607,373
15,720	*,e	Skullcandy, Inc	103,438
53,942	*,e	Smith & Wesson Holding Corp	463,901
90,925	*,e	Standard-Pacific Corp	754,677
6,699	*	Steinway Musical Instruments, Inc	148,986
32,609	*	Steven Madden Ltd	1,502,623
15,878	e	Sturm Ruger & Co, Inc	806,126
21,526		True Religion Apparel, Inc	510,381
16,976	*	Tumi Holdings, Inc	381,790
11,185	*	Unifi, Inc	150,997
11,690	*	Universal Electronics, Inc	223,279
15,913	*,e	Vera Bradley, Inc	402,440
34,433	*	Warnaco Group, Inc	2,520,840
5,115		Weyco Group, Inc	116,520
40,048		Wolverine World Wide, Inc	1,722,064
20,392	*,e	Zagg, Inc	141,113

		TOTAL CONSUMER DURABLES & APPAREL	36,525,275

CONSUMER SERVICES - 4.1%
20,251	*	AFC Enterprises	588,494
14,989	*,e	American Public Education, Inc	577,526
27,383		Ameristar Casinos, Inc	725,649
11,660	*	Ascent Media Corp (Series A)	742,859
20,410	*	BJ’s Restaurants, Inc	652,508
14,426	*	Bloomin’ Brands, Inc	267,891
13,725	*	Bluegreen Corp	131,760
24,285		Bob Evans Farms, Inc	1,075,097

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,883	*,e	Boyd Gaming Corp	$307,620
17,940	*	Bravo Brio Restaurant Group, Inc	267,306
16,381	*,e	Bridgepoint Education, Inc	172,820
14,998	*	Buffalo Wild Wings, Inc	1,103,103
32,663	*,e	Caesars Entertainment Corp	262,937
10,490	*	Capella Education Co	286,587
42,156	*	Career Education Corp	145,860
15,733		Carriage Services, Inc	219,947
11,792	*	Carrols Restaurant Group, Inc	73,936
16,068		CBRL Group, Inc	1,041,528
15,320		CEC Entertainment, Inc	504,947
44,537	e	Cheesecake Factory	1,476,847
10,720		Churchill Downs, Inc	693,155
6,342	*	Chuy’s Holdings, Inc	179,986
25,415	*,e	Coinstar, Inc	1,293,115
3,772	e	Collectors Universe	45,377
65,454	*	Corinthian Colleges, Inc	161,017
4,113	*	Del Frisco’s Restaurant Group, Inc	65,027
81,895	*	Denny’s Corp	414,389
12,374	*	DineEquity, Inc	906,519
47,705		Domino’s Pizza, Inc	2,221,622
24,969	*,e	Education Management Corp	108,116
7,822		Einstein Noah Restaurant Group, Inc	100,513
12,845	*	Fiesta Restaurant Group, Inc	228,769
3,289		Frisch’s Restaurants, Inc	60,090
32,656	*	Grand Canyon Education, Inc	779,172
44,712		Hillenbrand, Inc	1,106,622
4,656	*	Ignite Restaurant Group, Inc	67,512
22,951		International Speedway Corp (Class A)	629,087
32,109		Interval Leisure Group, Inc	635,758
15,534	*	Isle of Capri Casinos, Inc	109,204
36,832	*	Jack in the Box, Inc	1,069,233
69,261	*,e	Jamba, Inc	179,386
22,913	*,e	K12, Inc	422,974
49,586	*	Krispy Kreme Doughnuts, Inc	644,618
34,810	*	Life Time Fitness, Inc	1,765,911
14,170	*	LifeLock, Inc	132,915
18,210		Lincoln Educational Services Corp	100,883
15,224	*	Luby’s, Inc	103,828
8,562		Mac-Gray Corp	103,343
18,563		Marcus Corp	246,888
21,609	*	Marriott Vacations Worldwide Corp	959,007
22,967		Matthews International Corp (Class A)	752,399
5,859	*	Monarch Casino & Resort, Inc	60,699
15,133	*	Morgans Hotel Group Co	81,567
15,913	*	MTR Gaming Group, Inc	63,652
24,026	*	Multimedia Games, Inc	407,000
1,883	*	Nathan’s Famous, Inc	77,711
5,244		National American University Holdings, Inc	20,452
78,332	*	Orient-Express Hotels Ltd (Class A)	910,218
15,199	*	Papa John’s International, Inc	852,664
48,911	*	Pinnacle Entertainment, Inc	760,566

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,858	*	Premier Exhibitions, Inc	$42,323
15,681	*,e	Red Lion Hotels Corp	117,137
11,425	*	Red Robin Gourmet Burgers, Inc	422,382
46,459	e	Regis Corp	824,647
49,704	*	Ruby Tuesday, Inc	374,271
33,055	*	Ruth’s Chris Steak House, Inc	256,507
44,156	*	Scientific Games Corp (Class A)	392,547
45,193	*	SHFL Entertainment, Inc	668,856
32,319		Six Flags Entertainment Corp	2,034,158
47,120	*	Sonic Corp	525,859
56,617		Sotheby’s (Class A)	2,033,683
9,320		Speedway Motorsports, Inc	152,475
1,024	*	Steak N Shake Co	377,733
12,490	*	Steiner Leisure Ltd	562,675
62,790		Stewart Enterprises, Inc (Class A)	518,017
9,890	e	Strayer Education, Inc	562,741
50,579		Texas Roadhouse, Inc (Class A)	889,685
17,972		Town Sports International Holdings, Inc	189,245
19,823		Universal Technical Institute, Inc	224,000
29,204		Vail Resorts, Inc	1,543,431
45,266	*	WMS Industries, Inc	1,120,334

		TOTAL CONSUMER SERVICES	43,978,892

DIVERSIFIED FINANCIALS - 4.2%
164,171		Apollo Investment Corp	1,477,539
23,948		Artio Global Investors, Inc	47,178
11,132	*	Asset Acceptance Capital Corp	59,779
7,768		Asta Funding, Inc	73,563
87,738		BGC Partners, Inc (Class A)	350,075
61,025		BlackRock Kelso Capital Corp	651,137
18,633		Calamos Asset Management, Inc (Class A)	194,156
1,197		California First National Bancorp	19,391
2,348		Capital Southwest Corp	253,232
24,706		Cash America International, Inc	1,183,664
14,428	e	Cohen & Steers, Inc	474,537
68,956	*	Cowen Group, Inc	183,423
6,451	*	Credit Acceptance Corp	642,326
5,508	*	Deerfield Capital Corp	48,636
1,963		Diamond Hill Investment Group, Inc	142,003
36,063	*	Dollar Financial Corp	694,573
24,261		Duff & Phelps Corp	385,507
18,175	*,e	Encore Capital Group, Inc	546,886
14,161		Epoch Holding Corp	396,508
23,813		Evercore Partners, Inc (Class A)	912,514
40,529	*	Ezcorp, Inc (Class A)	899,744
30,532	*	FBR Capital Markets Corp	121,212
11,002	e	Fidus Investment Corp	197,266
87,387	*	Fifth Street Finance Corp	948,149
37,427	*,e	Financial Engines, Inc	1,244,822
23,718	*	First Cash Financial Services, Inc	1,264,407
38,539	*,e	First Marblehead Corp	37,406
7,625	*	Firsthand Technology Value Fund, Inc	139,614

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,356		Friedman Billings Ramsey Group, Inc (Class A)	$242,020
18,420	e	FXCM, Inc	220,856
10,379		Gain Capital Holdings, Inc	44,526
5,792		GAMCO Investors, Inc (Class A)	326,379
63,676		GFI Group, Inc	216,498
17,265		Gladstone Capital Corp	156,766
22,712		Gladstone Investment Corp	169,659
13,837	e	Golub Capital BDC, Inc	222,776
19,034	*,e	Green Dot Corp	255,056
24,273		Greenhill & Co, Inc	1,429,680
19,348	*,e	GSV Capital Corp	165,425
22,510	*,e	Harris & Harris Group, Inc	85,313
42,452		Hercules Technology Growth Capital, Inc	519,188
27,709		HFF, Inc (Class A)	483,245
8,930		Horizon Technology Finance Corp	137,254
10,976	*	International Assets Holding Corp	192,299
31,546	*	Internet Capital Group, Inc	378,552
30,480	*	Investment Technology Group, Inc	308,458
59,000	e	iShares Russell 2000 Index Fund	5,287,580
13,413		JMP Group, Inc	88,526
27,059		KBW, Inc	429,426
21,246	e	KCAP Financial, Inc	219,684
148,207	*	Knight Capital Group, Inc (Class A)	551,330
84,908	*,e	Ladenburg Thalmann Financial Services, Inc	104,437
24,883	e	Main Street Capital Corp	792,026
11,117		Manning & Napier, Inc	156,750
29,486		MarketAxess Holdings, Inc	1,114,866
6,660		Marlin Business Services Corp	146,520
59,567		MCG Capital Corp	274,604
14,122		Medallion Financial Corp	180,620
23,556		Medley Capital Corp	358,051
5,986		MicroFinancial, Inc	44,955
21,181		MVC Capital, Inc	257,773
19,745		Nelnet, Inc (Class A)	600,840
24,340	*,e	Netspend Holdings, Inc	263,846
15,400		New Mountain Finance Corp	231,000
19,013	*	NewStar Financial, Inc	271,125
15,614		NGP Capital Resources Co	113,670
6,864	e	Nicholas Financial, Inc	89,712
7,837		OFS Capital Corp	112,618
8,650		Oppenheimer Holdings, Inc	147,136
51,577		PennantPark Investment Corp	576,631
47,850	*,e	PHH Corp	1,046,958
20,157	*	Pico Holdings, Inc	423,902
12,889	*	Piper Jaffray Cos	499,191
14,300	*	Portfolio Recovery Associates, Inc	1,529,385
158,947		Prospect Capital Corp	1,792,922
6,586		Pzena Investment Management, Inc (Class A)	38,396
4,500	*,e	Regional Management Corp	75,600
8,490		Resource America, Inc (Class A)	65,797
16,134	*	Safeguard Scientifics, Inc	249,109
36,778		Solar Capital Ltd	929,380

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,517		Solar Senior Capital Ltd	$140,117
8,543	e	Stellus Capital Investment Corp	130,195
44,691	*,e	Stifel Financial Corp	1,646,863
24,538	*	SWS Group, Inc	161,705
4,067		TCP Capital Corp	60,314
14,413		THL Credit, Inc	214,898
35,952		TICC Capital Corp	383,967
22,802	e	Triangle Capital Corp	621,126
5,044	*	Virtus Investment Partners, Inc	751,606
29,465		Walter Investment Management Corp	1,320,327
5,171		Westwood Holdings Group, Inc	217,389
50,065	*	WisdomTree Investments, Inc	433,062
8,923	*,e	World Acceptance Corp	691,979

		TOTAL DIVERSIFIED FINANCIALS	44,981,111

ENERGY - 6.0%
84,504	*,e	Abraxas Petroleum Corp	181,684
2,114		Adams Resources & Energy, Inc	75,449
8,004		Alon USA Energy, Inc	157,038
26,146	*,e	Amyris Biotechnologies, Inc	79,484
6,397	e	APCO Argentina, Inc	83,353
27,389	*,e	Approach Resources, Inc	728,273
178,501	e	Arch Coal, Inc	1,270,927
25,374	*,e	Basic Energy Services, Inc	328,086
42,756		Berry Petroleum Co (Class A)	1,574,276
40,707	*	Bill Barrett Corp	650,091
6,015		Bolt Technology Corp	89,623
7,853	*,e	Bonanza Creek Energy, Inc	242,501
81,724	*,e	BPZ Energy, Inc	257,431
29,055		Bristow Group, Inc	1,655,554
37,278	*	C&J Energy Services, Inc	854,039
80,695	*,e	Cal Dive International, Inc	153,320
30,772	*	Callon Petroleum Co	158,476
32,650	*	Carrizo Oil & Gas, Inc	701,322
3,869	*	Ceres, Inc	16,637
5,595	*	Clayton Williams Energy, Inc	222,961
55,101	*,e	Clean Energy Fuels Corp	705,844
49,865	*	Cloud Peak Energy, Inc	873,136
40,694	*	Comstock Resources, Inc	593,725
10,804		Contango Oil & Gas Co	463,816
15,109	*	Crimson Exploration, Inc	46,233
34,160		Crosstex Energy, Inc	577,304
13,598	*	CVR Energy, Inc	798,882
61,937	*,m	CVR Energy, Inc (Contingent value right)	0
6,614	*	Dawson Geophysical Co	176,726
13,731		Delek US Holdings, Inc	466,442
11,280	*	Diamondback Energy, Inc	252,898
33,156	*	Dril-Quip, Inc	2,688,620
16,085	*	Emerald Oil, Inc	95,706
36,533	*,e	Endeavour International Corp	198,739
65,381		Energy XXI Bermuda Ltd	2,047,733
21,658	*	EPL Oil & Gas, Inc	529,755

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,732	*	Evolution Petroleum Corp	$119,808
54,054	*	Exterran Holdings, Inc	1,256,215
10,263	*	Forbes Energy Services Ltd	23,913
99,894	*	Forest Oil Corp	695,262
17,480	*,e	Forum Energy Technologies, Inc	445,915
45,763	*,e	Frontline Ltd	158,798
50,948	*	FX Energy, Inc	203,282
18,302		GasLog Ltd	232,801
46,522	*	Gastar Exploration Ltd	50,709
10,747	*	Geospace Technologies Corp	968,949
27,071	*,e	Gevo, Inc	62,263
15,151	*	Global Geophysical Services, Inc	57,877
20,928	*,e	Goodrich Petroleum Corp	208,024
20,299	*	Green Plains Renewable Energy, Inc	158,535
12,673		Gulf Island Fabrication, Inc	294,267
22,375		Gulfmark Offshore, Inc	777,755
55,531	*	Gulfport Energy Corp	2,291,764
88,506	*	Halcon Resources Corp	676,186
4,569		Hallador Petroleum Co	36,186
33,277	*	Harvest Natural Resources, Inc	308,811
119,568	*,e	Heckmann Corp	459,141
86,926	*	Helix Energy Solutions Group, Inc	2,061,885
129,746	*	Hercules Offshore, Inc	853,729
28,637	*	Hornbeck Offshore Services, Inc	1,054,128
108,847	*	ION Geophysical Corp	740,160
774	*	Isramco, Inc	78,747
122,625	*	Key Energy Services, Inc	996,941
23,182	*,e	KiOR, Inc (Class A)	127,501
20,208	e	Knightsbridge Tankers Ltd	134,989
216,763	*	Kodiak Oil & Gas Corp	1,994,220
27,934		Lufkin Industries, Inc	1,617,658
123,444	*,e	Magnum Hunter Resources Corp	498,714
9,421	*	Matador Resources Co	74,426
23,047	*	Matrix Service Co	329,111
84,633	*	McMoRan Exploration Co	1,338,048
23,131	*	Midstates Petroleum Co, Inc	164,230
30,668	*,e	Miller Petroleum, Inc	123,592
13,016	*	Mitcham Industries, Inc	192,897
11,992	*	Natural Gas Services Group, Inc	218,134
74,908	*	Newpark Resources, Inc	645,707
45,990	e	Nordic American Tanker Shipping	397,354
53,048	*,e	Northern Oil And Gas, Inc	877,414
65,596	*	Oasis Petroleum, Inc	2,353,585
5,230		Panhandle Oil and Gas, Inc (Class A)	149,526
98,772	*	Parker Drilling Co	555,099
24,474	*	PDC Energy, Inc	906,272
43,909		Penn Virginia Corp	188,370
44,218	*	Petroquest Energy, Inc	227,280
11,161	*	PHI, Inc	369,317
53,472	*	Pioneer Energy Services Corp	405,318
98,536	*,e	Quicksilver Resources, Inc	269,989
8,890	*	Renewable Energy Group, Inc	60,274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

192,209		Rentech, Inc	$590,082
42,182	*	Resolute Energy Corp	358,969
34,864	*	Rex Energy Corp	457,764
5,406	*	Rex Stores Corp	118,067
9,696	*	RigNet, Inc	207,688
43,698	*	Rosetta Resources, Inc	2,316,868
10,115	*,e	Sanchez Energy Corp	202,098
19,201	*	Saratoga Resources, Inc	60,867
49,283	*	Scorpio Tankers, Inc	415,456
33,902	*	SemGroup Corp	1,463,210
38,666		Ship Finance International Ltd	651,909
25,468	*,e	Solazyme, Inc	199,924
41,547	*	Stone Energy Corp	934,807
33,850	*	Swift Energy Co	510,119
32,175	*	Synergy Resources Corp	199,485
23,570		Targa Resources Investments, Inc	1,422,685
50,087	e	Teekay Tankers Ltd (Class A)	143,249
27,386	*	Tesco Corp	331,097
65,323	*	Tetra Technologies, Inc	555,245
13,017		TGC Industries, Inc	118,455
34,628	*	Triangle Petroleum Corp	217,810
57,244	*,e	Uranerz Energy Corp	84,149
70,738	*,e	Uranium Energy Corp	159,160
45,132	*	Vaalco Energy, Inc	383,171
168,670	*,e	Vantage Drilling Co	315,413
27,328		W&T Offshore, Inc	480,973
55,717	*	Warren Resources, Inc	168,822
47,547	e	Western Refining, Inc	1,599,006
6,958	*,e	Westmoreland Coal Co	69,858
35,596	*	Willbros Group, Inc	232,798
17,522	*,e	ZaZa Energy Corp	28,561

		TOTAL ENERGY	64,484,925

FOOD & STAPLES RETAILING - 1.1%
15,319		Andersons, Inc	722,291
807		Arden Group, Inc (Class A)	75,535
31,227		Casey’s General Stores, Inc	1,709,054
8,938	*	Chefs’ Warehouse Holdings, Inc	148,281
36,249		Harris Teeter Supermarkets, Inc	1,503,971
9,826		Ingles Markets, Inc (Class A)	188,561
11,028		Nash Finch Co	229,051
6,990	*,e	Natural Grocers by Vitamin C	143,575
21,105	*	Pantry, Inc	263,812
15,124		Pricesmart, Inc	1,164,699
539,783	*	Rite Aid Corp	863,653
17,532	e	Roundy’s, Inc	102,036
19,361		Spartan Stores, Inc	314,423
179,326	e	Supervalu, Inc	701,165
9,720	*	Susser Holdings Corp	406,879
40,510	*	United Natural Foods, Inc	2,186,730
6,526		Village Super Market (Class A)	208,767
9,305		Weis Markets, Inc	374,619

		TOTAL FOOD & STAPLES RETAILING	11,307,102

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.8%
2,473		Alico, Inc	$107,749
77,971	*	Alliance One International, Inc	282,255
3,505	*,e	Annie’s, Inc	125,689
44,011		B&G Foods, Inc (Class A)	1,395,149
6,383	*,e	Boston Beer Co, Inc (Class A)	895,790
48,587	*	Boulder Brands, Inc	652,523
11,167	e	Calavo Growers, Inc	278,170
11,878		Cal-Maine Foods, Inc	495,075
56,539	*,e	Central European Distribution Corp	121,559
38,994	*	Chiquita Brands International, Inc	286,606
4,202		Coca-Cola Bottling Co Consolidated	271,995
7,257	*	Craft Brewers Alliance, Inc	48,404
97,809	*	Darling International, Inc	1,650,038
19,345	e	Diamond Foods, Inc	276,247
28,900	*	Dole Food Co, Inc	321,946
6,557	*	Farmer Bros Co	88,126
30,849		Fresh Del Monte Produce, Inc	812,871
1,974		Griffin Land & Nurseries, Inc (Class A)	59,417
30,763	*	Hain Celestial Group, Inc	1,753,183
9,202	*	Inventure Foods, Inc	65,610
12,109		J&J Snack Foods Corp	825,228
6,361		John B. Sanfilippo & Son, Inc	117,233
15,373		Lancaster Colony Corp	1,098,555
37,243		Lance, Inc	947,089
3,275	e	Lifeway Foods, Inc	33,896
5,678	e	Limoneira Co	123,497
7,955		National Beverage Corp	109,859
21,337	*	Omega Protein Corp	147,439
49,780	*	Pilgrim’s Pride Corp	420,641
22,012	*	Post Holdings, Inc	836,236
19,310		Sanderson Farms, Inc	974,769
7,267	*	Seneca Foods Corp	218,083
12,947	*	Synutra International, Inc	57,485
19,522	e	Tootsie Roll Industries, Inc	529,046
29,489	*	TreeHouse Foods, Inc	1,560,853
19,437	e	Universal Corp	1,056,984
45,918		Vector Group Ltd	713,566

		TOTAL FOOD, BEVERAGE & TOBACCO	19,758,861

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
17,788		Abaxis, Inc	688,751
26,090	*,e	Abiomed, Inc	363,955
22,688	*	Acadia Healthcare Co, Inc	580,132
46,186	*,e	Accretive Health, Inc	596,261
55,363	*	Accuray, Inc	282,905
31,119		Air Methods Corp	1,360,523
58,865	*	Align Technology, Inc	1,846,006
8,749		Almost Family, Inc	175,155
37,869	*	Alphatec Holdings, Inc	65,513

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,440	*	Amedisys, Inc	$260,653
35,985	*	AMN Healthcare Services, Inc	437,218
25,707	*	Amsurg Corp	802,315
9,991		Analogic Corp	761,214
22,323	*	Angiodynamics, Inc	272,341
9,317	*	Anika Therapeutics, Inc	98,947
92,355	*,e	Antares Pharma, Inc	351,873
22,497	*	Arthrocare Corp	819,566
16,016		Assisted Living Concepts, Inc (A Shares)	157,277
29,863	*,e	athenahealth, Inc	2,582,254
10,869	*	AtriCure, Inc	87,604
1,177		Atrion Corp	236,000
19,142	*,e	Bio-Reference Labs, Inc	531,573
37,534	*	BioScrip, Inc	421,507
17,692		Cantel Medical Corp	555,706
23,873	*	Capital Senior Living Corp	506,824
16,198	*	Cardiovascular Systems, Inc	254,957
43,097	*	Centene Corp	1,860,067
43,837	*,e	Cerus Corp	138,963
15,785		Chemed Corp	1,192,557
9,459	*	Chindex International, Inc	104,427
9,198		Computer Programs & Systems, Inc	483,907
26,046	*	Conceptus, Inc	538,110
23,369		Conmed Corp	686,348
5,852	*	Corvel Corp	268,022
20,551	*	Cross Country Healthcare, Inc	116,113
23,677		CryoLife, Inc	152,006
22,904	*,e	Cyberonics, Inc	993,117
9,832	*	Cynosure, Inc (Class A)	262,514
6,541	*,e	Derma Sciences, Inc	79,996
55,848	*	DexCom, Inc	850,565
25,394	*	Emeritus Corp	687,670
45,539	*	Endologix, Inc	698,113
13,492		Ensign Group, Inc	385,332
17,751	*,e	EnteroMedics, Inc	54,851
15,256	*	ePocrates, Inc	178,190
6,956	*	Exactech, Inc	133,486
22,699	*	ExamWorks Group, Inc	328,455
40,935	*	Five Star Quality Care, Inc	231,692
27,117	*	Gentiva Health Services, Inc	268,729
6,803	*,e	Globus Medical, Inc	86,942
19,694	*	Greatbatch, Inc	522,679
6,103	*,e	Greenway Medical Technologies	90,935
41,611	*	Haemonetics Corp	1,745,165
27,804	*	Hanger Orthopedic Group, Inc	798,809
48,602	*,e	Hansen Medical, Inc	116,645
79,472	*	Healthsouth Corp	1,896,202
16,680	*	HealthStream, Inc	413,330
29,795	*	Healthways, Inc	313,443
11,813	*,e	HeartWare International, Inc	1,067,659
71,477	*	HMS Holdings Corp	1,948,463
10,229	*	ICU Medical, Inc	618,343

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,941	*	Insulet Corp	$990,649
16,172	*	Integra LifeSciences Holdings Corp	681,650
27,114		Invacare Corp	426,503
13,759	*	IPC The Hospitalist Co, Inc	586,684
41,235	*	Kindred Healthcare, Inc	444,513
7,836		Landauer, Inc	493,590
12,386	*	LHC Group, Inc	264,565
22,665	*	Magellan Health Services, Inc	1,162,714
32,113	*,e	MAKO Surgical Corp	372,190
40,369		Masimo Corp	819,491
47,438	*	MedAssets, Inc	927,413
18,000	*	Medidata Solutions, Inc	842,220
49,174	*,e	Merge Healthcare, Inc	132,278
34,007	e	Meridian Bioscience, Inc	712,447
35,466	*	Merit Medical Systems, Inc	491,913
25,078	*	Molina Healthcare, Inc	719,989
10,573	*	MWI Veterinary Supply, Inc	1,187,454
9,053		National Healthcare Corp	435,721
1,771		National Research Corp	95,244
26,136	*	Natus Medical, Inc	321,996
19,777	*	Neogen Corp	919,433
88,828	*,e	Neoprobe Corp	292,244
35,850	*	NuVasive, Inc	617,695
41,544	*	NxStage Medical, Inc	486,065
28,403	*	Omnicell, Inc	448,767
42,169	*	OraSure Technologies, Inc	297,291
15,440	*	Orthofix International NV	589,036
52,948	e	Owens & Minor, Inc	1,620,738
15,003	*	Palomar Medical Technologies, Inc	146,579
7,030	*	PDI, Inc	54,482
23,000	*	PharMerica Corp	333,040
13,382	*,e	PhotoMedex, Inc	189,623
11,402	*	Providence Service Corp	211,279
41,142	*	PSS World Medical, Inc	1,190,238
33,063		Quality Systems, Inc	603,069
23,685	*,e	Quidel Corp	531,491
7,428	*	Rochester Medical Corp	86,759
17,270	*,e	Rockwell Medical Technologies, Inc	105,692
43,776	*	RTI Biologics, Inc	215,378
27,412	e	Select Medical Holdings Corp	266,993
20,005	*	Skilled Healthcare Group, Inc (Class A)	106,427
53,080	*	Solta Medical, Inc	135,885
29,048	*	Spectranetics Corp	483,940
28,841	*	Staar Surgical Co	163,240
48,007		STERIS Corp	1,811,304
10,734	*	SurModics, Inc	258,797
31,852	*	Symmetry Medical, Inc	341,135
23,173	*	Team Health Holdings, Inc	784,870
13,915	*	Tornier BV	239,895
15,040	*	Triple-S Management Corp (Class B)	271,773
62,274	*,e	Unilife Corp	138,248
29,205		Universal American Corp	273,651

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,715		US Physical Therapy, Inc	$263,589
2,314		Utah Medical Products, Inc	93,023
26,114	*	Vanguard Health Systems, Inc	364,813
13,773	*	Vascular Solutions, Inc	230,147
5,559	*	Vocera Communications, Inc	145,979
44,341	*	Volcano Corp	1,110,299
36,193	*	WellCare Health Plans, Inc	1,835,347
28,116		West Pharmaceutical Services, Inc	1,664,748
32,617	*	Wright Medical Group, Inc	689,523
4,419	m	Young Innovations, Inc	174,418
15,022	*	Zeltiq Aesthetics, Inc	65,646

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	68,370,688

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
34,166	*	Central Garden and Pet Co (Class A)	328,677
20,973	*	Elizabeth Arden, Inc	805,573
16,547	e	Female Health Co	126,750
31,819	*	Harbinger Group, Inc	260,916
14,464		Inter Parfums, Inc	314,013
12,283	*	Medifast, Inc	301,302
9,571		Nature’s Sunshine Products, Inc	138,014
6,792		Nutraceutical International Corp	119,403
3,397		Oil-Dri Corp of America	94,267
5,079		Orchids Paper Products Co	111,382
40,738	*	Prestige Brands Holdings, Inc	873,830
8,640	*	Revlon, Inc (Class A)	136,080
19,302	*	Spectrum Brands, Inc	977,453
128,986	*,e	Star Scientific, Inc	270,871
4,551	*,e	USANA Health Sciences, Inc	161,333
13,157		WD-40 Co	702,847

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,722,711

INSURANCE - 2.4%
49,720		American Equity Investment Life Holding Co	670,226
7,948	*	American Safety Insurance Holdings Ltd	158,801
15,374	*	Amerisafe, Inc	440,311
22,270	e	Amtrust Financial Services, Inc	740,255
21,211		Argo Group International Holdings Ltd	765,505
6,423		Baldwin & Lyons, Inc (Class B)	158,648
34,097	*	Citizens, Inc (Class A)	341,311
167,458		Conseco, Inc	1,719,794
20,371		Crawford & Co (Class B)	148,097
5,942		Donegal Group, Inc (Class A)	78,137
4,680		Eastern Insurance Holdings, Inc	85,925
16,398	*	eHealth, Inc	399,619
3,190		EMC Insurance Group, Inc	79,622
26,407		Employers Holdings, Inc	562,733
6,865	*	Enstar Group Ltd	844,807
8,782		FBL Financial Group, Inc (Class A)	306,755
87,874		First American Financial Corp	2,099,310
4,149	*	Fortegra Financial Corp	38,046
23,329	*	Greenlight Capital Re Ltd (Class A)	561,062

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,916	*	Hallmark Financial Services	$79,798
33,786	*	Hilltop Holdings, Inc	443,948
8,319	e	Homeowners Choice, Inc	188,009
32,918		Horace Mann Educators Corp	715,637
5,722		Independence Holding Co	56,591
10,002		Infinity Property & Casualty Corp	594,819
871		Investors Title Co	57,887
2,783		Kansas City Life Insurance Co	107,813
42,686		Maiden Holdings Ltd	434,117
69,223		Max Capital Group Ltd	2,109,225
46,241		Meadowbrook Insurance Group, Inc	289,931
41,664		Montpelier Re Holdings Ltd	1,015,768
33,887	*,e	National Financial Partners Corp	596,750
5,190		National Interstate Corp	158,295
1,751		National Western Life Insurance Co (Class A)	286,113
8,407	*	Navigators Group, Inc	455,912
20,194		OneBeacon Insurance Group Ltd (Class A)	275,850
4,992	*	Phoenix Cos, Inc	135,683
26,967		Platinum Underwriters Holdings Ltd	1,314,102
36,637		Primerica, Inc	1,204,625
17,616		RLI Corp	1,215,680
10,499		Safety Insurance Group, Inc	504,057
19,659		SeaBright Insurance Holdings, Inc	218,018
46,621		Selective Insurance Group, Inc	956,197
10,576		State Auto Financial Corp	160,967
15,686	e	Stewart Information Services Corp	416,620
64,247		Symetra Financial Corp	896,246
28,950		Tower Group, Inc	558,735
8,056	*	United America Indemnity Ltd	170,062
17,287		United Fire & Casualty Co	400,886
17,444		Universal Insurance Holdings, Inc	79,196

		TOTAL INSURANCE	26,296,501

MATERIALS - 5.3%
24,127		A. Schulman, Inc	775,683
9,100	*,e	ADA-ES, Inc	215,852
3,985	*	AEP Industries, Inc	256,554
116,513	e	AK Steel Holding Corp	466,052
20,921		AMCOL International Corp	617,797
22,878		American Vanguard Corp	775,564
16,187	*,e	Arabian American Development Co	128,039
57,081	e	Axiall Corp	3,206,810
23,794		Balchem Corp	889,896
23,090	*	Berry Plastics Group, Inc	405,922
81,449		Boise, Inc	671,954
15,894		Brush Engineered Materials, Inc	427,549
31,974		Buckeye Technologies, Inc	919,252
46,350	*	Calgon Carbon Corp	743,454
14,971	*,e	Castle (A.M.) & Co	252,261
40,334	*	Century Aluminum Co	347,276
4,507		Chase Corp	84,822
82,224	*	Chemtura	1,950,353

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,095	*	Clearwater Paper Corp	$865,194
74,312	*	Coeur d’Alene Mines Corp	1,612,570
8,892		Deltic Timber Corp	645,204
40,215		Eagle Materials, Inc	2,604,725
70,291	*	Ferro Corp	358,484
38,797	*,e	Flotek Industries, Inc	522,208
14,995		FutureFuel Corp	191,186
59,429	*	General Moly, Inc	219,293
35,544		Glatfelter	660,408
50,936		Globe Specialty Metals, Inc	772,190
40,823	*,e	Gold Reserve, Inc	118,387
24,823	e	Gold Resource Corp	340,075
36,947	*,e	Golden Minerals Co	128,206
199,879	*,e	Golden Star Resources Ltd	317,808
120,730	*	Graphic Packaging Holding Co	846,317
7,825	*	GSE Holding, Inc	54,462
41,444		H.B. Fuller Co	1,619,632
7,094		Hawkins, Inc	276,808
9,541		Haynes International, Inc	487,736
59,928	*	Headwaters, Inc	560,926
225,310	e	Hecla Mining Co	1,182,878
34,017	*	Horsehead Holding Corp	338,809
18,387		Innophos Holdings, Inc	929,831
18,954		Innospec, Inc	762,898
15,591		Kaiser Aluminum Corp	969,137
33,163		Kapstone Paper and Packaging Corp	795,912
6,607		KMG Chemicals, Inc	129,167
17,216		Koppers Holdings, Inc	698,281
26,720	*	Kraton Polymers LLC	701,400
23,628	*	Landec Corp	278,810
113,255	*	Louisiana-Pacific Corp	2,200,545
15,642	*	LSB Industries, Inc	647,579
183,742	*,e	McEwen Mining, Inc	575,112
8,381		Metals USA Holdings Corp	150,690
101,904	*,e	Midway Gold Corp	132,475
29,513		Minerals Technologies, Inc	1,220,953
28,708		Myers Industries, Inc	424,304
13,555		Neenah Paper, Inc	419,392
30,220		Noranda Aluminium Holding Corp	177,996
66,747		Olin Corp	1,552,535
7,836		Olympic Steel, Inc	164,634
26,966	*	OM Group, Inc	744,801
35,913	*	Omnova Solutions, Inc	293,768
116,076	*,e	Paramount Gold and Silver Corp	256,528
73,608		PolyOne Corp	1,607,599
10,751		Quaker Chemical Corp	614,635
65,651	*,e	Resolute Forest Products	895,480
17,623	*	Revett Minerals, Inc	40,357
25,243	*	RTI International Metals, Inc	716,901
19,725		Schnitzer Steel Industries, Inc (Class A)	573,603
25,555		Schweitzer-Mauduit International, Inc	1,041,111
41,425		Sensient Technologies Corp	1,578,292

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,886	*	Spartech Corp	$227,634
13,689		Stepan Co	802,997
95,947	*	Stillwater Mining Co	1,291,447
56,860	*	SunCoke Energy, Inc	942,739
18,505	*,e	Texas Industries, Inc	1,051,824
18,751		Tredegar Corp	427,710
3,849	*	UFP Technologies, Inc	72,823
1,360	*	United States Lime & Minerals, Inc	62,628
6,066	*	Universal Stainless & Alloy	216,738
37,813	*,e	US Antimony Corp	80,920
10,690	e	US Silica Holdings Inc	214,548
59,751	*	Vista Gold Corp	135,635
36,806		Wausau Paper Corp	355,914
4,131	*	WHX Corp	59,858
42,544		Worthington Industries, Inc	1,169,109
19,701		Zep, Inc	287,635
24,836	*,e	Zoltek Cos, Inc	202,413

		TOTAL MATERIALS	56,755,894

MEDIA - 1.2%
21,412		Arbitron, Inc	1,004,223
3,215		Beasley Broadcasting Group, Inc	16,204
72,877		Belo (A.H.) Corp (Class A)	617,268
16,513	*	Carmike Cinemas, Inc	263,382
35,205	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	208,062
18,790	*,e	Crown Media Holdings, Inc (Class A)	34,386
47,889	*,e	Cumulus Media, Inc (Class A)	155,639
652	*	Daily Journal Corp	64,848
23,887	*,e	Digital Generation, Inc	239,109
19,869	*,e	Entercom Communications Corp (Class A)	157,760
33,839		Entravision Communications Corp (Class A)	63,617
26,148	*	EW Scripps Co (Class A)	287,366
8,326		Fisher Communications, Inc	295,406
13,205	*	Global Sources Ltd	108,281
34,860		Harte-Hanks, Inc	285,503
35,221	*	Journal Communications, Inc (Class A)	193,011
23,374	*	Lin TV Corp (Class A)	249,401
67,823	*,e	Lions Gate Entertainment Corp	1,242,517
117,030	*	Live Nation, Inc	1,200,728
26,747	e	Martha Stewart Living Omnimedia, Inc (Class A)	77,834
46,135	*,e	McClatchy Co (Class A)	134,714
19,838	e	MDC Partners, Inc	252,538
29,477	e	Meredith Corp	1,068,836
46,277		National CineMedia, Inc	707,113
109,796	*	New York Times Co (Class A)	972,793
8,983	*	Nexstar Broadcasting Group, Inc (Class A)	129,175
9,215		Outdoor Channel Holdings, Inc	71,140
7,048	*	ReachLocal, Inc	92,470
11,778	*	Reading International, Inc	68,666
6,591	*	Rentrak Corp	134,984
3,385		Saga Communications, Inc	159,095
7,097		Salem Communications	41,375

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,506		Scholastic Corp	$637,868
4,060	*	Shutterstock, Inc	102,434
42,188		Sinclair Broadcast Group, Inc (Class A)	581,351
31,966	e	Valassis Communications, Inc	896,966
883	e	Value Line, Inc	8,547
26,411	e	World Wrestling Entertainment, Inc (Class A)	226,078

		TOTAL MEDIA	13,050,688

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
46,511	*	Achillion Pharmaceuticals, Inc	417,669
32,444	*	Acorda Therapeutics, Inc	936,983
5,638	*,e	Acura Pharmaceuticals, Inc	10,543
23,169	*,e	Aegerion Pharmaceuticals, Inc	655,914
30,323	*	Affymax, Inc	570,376
65,580	*,e	Affymetrix, Inc	248,548
16,076	*,e	Agenus, Inc	73,146
45,520	*,e	Akorn, Inc	595,857
100,112	*	Alkermes plc	2,307,582
45,257	*	Alnylam Pharmaceuticals, Inc	1,092,051
19,189	*	AMAG Pharmaceuticals, Inc	306,065
24,805	*,e	Amicus Therapeutics, Inc	94,259
22,019	*,e	Ampio Pharmaceuticals, Inc	82,131
16,726	*	Anacor Pharmaceuticals, Inc	66,737
177,432	*,e	Arena Pharmaceuticals, Inc	1,497,526
49,031	*	Arqule, Inc	124,048
97,432	*	Array Biopharma, Inc	367,319
86,385	*	Astex Pharmaceuticals	289,390
39,574	*	Auxilium Pharmaceuticals, Inc	728,162
105,443	*,e	AVANIR Pharmaceuticals, Inc	307,894
34,750	*,e	AVEO Pharmaceuticals, Inc	274,872
7,778	*,e	BG Medicine, Inc	15,945
39,011	*,e	BioCryst Pharmaceuticals, Inc	63,198
27,283	*,e	BioDelivery Sciences International, Inc	118,954
3,085	*	Biospecifics Technologies Corp	47,046
26,491	*,e	Biotime, Inc	121,859
47,488	*,e	Cadence Pharmaceuticals, Inc	224,618
23,143	*	Cambrex Corp	271,930
51,249	*,e	Celldex Therapeutics, Inc	382,318
2,846	*	Cempra, Inc	18,698
54,407	*	Cepheid, Inc	1,970,622
3,483	*,e	ChemoCentryx, Inc	40,472
10,599	*,e	Clovis Oncology, Inc	209,224
21,199	*,e	Codexis, Inc	50,242
50,408	*,e	Corcept Therapeutics, Inc	109,385
8,548	*	Cornerstone Therapeutics, Inc	46,587
13,746	*,e	Coronado Biosciences, Inc	100,896
52,669	*	Cubist Pharmaceuticals, Inc	2,266,874
8,345	*,e	Cumberland Pharmaceuticals, Inc	35,049
71,584	*,e	Curis, Inc	227,637
55,386	*,e	Cytori Therapeutics, Inc	151,758
124,837	*,e	Dendreon Corp	734,042
49,053	*	Depomed, Inc	343,861

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,568	*,e	Discovery Laboratories, Inc	$84,528
1,575	*,e	Durata Therapeutics, Inc	12,001
76,805	*	Dyax Corp	244,240
143,219	*,e	Dynavax Technologies Corp	442,547
20,160	*	Emergent Biosolutions, Inc	323,568
27,206	*	Endocyte, Inc	272,876
32,743		Enzon Pharmaceuticals, Inc	162,078
52,966	*	Exact Sciences Corp	583,685
145,505	*,e	Exelixis, Inc	678,053
20,963	*	Fluidigm Corp	345,889
5,825	*	Furiex Pharmaceuticals Inc	187,274
13,530	*	Genomic Health, Inc	379,516
113,767	*,e	Geron Corp	179,752
6,439	*	Golf Trust Of America, Inc	52,091
20,729	*	GTx, Inc	103,645
74,243	*	Halozyme Therapeutics, Inc	496,686
16,157	*	Harvard Bioscience, Inc	80,300
8,326		Hi-Tech Pharmacal Co, Inc	304,732
44,849	*,e	Horizon Pharma, Inc	95,528
1,300	*,e	Hyperion Therapeutics, Inc	20,319
78,180	*,e	Idenix Pharmaceuticals, Inc	371,355
56,630	*,e	ImmunoCellular Therapeutics Ltd	118,923
67,664	*,e	Immunogen, Inc	968,948
51,084	*,e	Immunomedics, Inc	147,633
54,232	*	Impax Laboratories, Inc	1,093,317
23,638	*	Infinity Pharmaceuticals, Inc	814,329
3,700	*,e	Intercept Pharmaceuticals, Inc	149,443
66,944	*,e	InterMune, Inc	659,398
61,144	*,e	Ironwood Pharmaceuticals, Inc	783,866
81,468	*,e	Isis Pharmaceuticals, Inc	1,183,730
34,038	*	Jazz Pharmaceuticals plc	1,919,403
58,560	*,e	Keryx Biopharmaceuticals, Inc	531,725
3,970	*,e	KYTHERA Biopharmaceuticals, Inc	111,041
11,411	*	Lannett Co, Inc	68,238
176,256	*	Lexicon Pharmaceuticals, Inc	375,425
14,384	*	Ligand Pharmaceuticals, Inc (Class B)	289,118
34,115	*	Luminex Corp	627,034
98,062	*,e	MannKind Corp	237,310
23,899	*,e	MAP Pharmaceuticals, Inc	591,978
27,674		Maxygen, Inc	67,801
44,633	*	Medicines Co	1,333,634
16,570	*,e	Merrimack Pharmaceuticals, Inc	100,580
39,537	*	Momenta Pharmaceuticals, Inc	498,562
92,438	*,e	Nektar Therapeutics	792,194
51,441	*	Neurocrine Biosciences, Inc	466,055
10,282	*,e	NewLink Genetics Corp	121,842
10,973	*	Novacea, Inc	64,082
112,612	*,e	Novavax, Inc	201,575
71,625	*	NPS Pharmaceuticals, Inc	633,165
14,616	*	Obagi Medical Products, Inc	210,032
26,606	*,e	Omeros Corp	145,269
10,013	*,e	OncoGenex Pharmaceutical, Inc	131,771

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

64,990	*,e	Oncothyreon, Inc	$128,680
83,482	*,e	Opko Health, Inc	535,954
36,601	*,e	Optimer Pharmaceuticals, Inc	339,657
59,857	*,e	Orexigen Therapeutics, Inc	342,382
16,894	*,e	Osiris Therapeutics, Inc	132,956
27,799	*	Pacific Biosciences of California, Inc	68,941
16,402	*,e	Pacira Pharmaceuticals, Inc	317,871
32,718		Pain Therapeutics, Inc	89,647
49,771	*	Parexel International Corp	1,684,748
113,911	e	PDL BioPharma, Inc	783,708
45,218	*	Pharmacyclics, Inc	3,134,964
21,717	*	Pozen, Inc	115,317
27,276	*	Progenics Pharmaceuticals, Inc	77,737
44,241	e	Questcor Pharmaceuticals, Inc	1,127,261
44,631	*,e	Raptor Pharmaceutical Corp	241,454
10,160	*,e	Regulus Therapeutics, Inc	61,062
30,639	*	Repligen Corp	211,409
14,554	*,e	Repros Therapeutics, Inc	171,883
69,494	*	Rigel Pharmaceuticals, Inc	455,881
6,590	*	Sagent Pharmaceuticals	104,781
44,966	*,e	Sangamo Biosciences, Inc	430,325
45,781	*	Santarus, Inc	611,634
52,992	*	Sciclone Pharmaceuticals, Inc	277,148
78,884	*,e	Seattle Genetics, Inc	2,323,134
99,348	*,e	Sequenom, Inc	412,294
25,130	*,e	SIGA Technologies, Inc	73,380
46,731	e	Spectrum Pharmaceuticals, Inc	589,278
7,857	*	Sucampo Pharmaceuticals, Inc (Class A)	40,778
27,951	*,e	Sunesis Pharmaceuticals, Inc	158,482
7,705	*	Supernus Pharmaceuticals, Inc	59,097
8,911	*	Synageva BioPharma Corp	412,223
33,829	*,e	Synergy Pharmaceuticals, Inc	189,781
32,845	*,e	Synta Pharmaceuticals Corp	367,864
21,506	*	Targacept, Inc	96,562
3,204	*,e	TESARO, Inc	57,992
50,300	*	Theravance, Inc	1,119,175
35,868	*,e	Threshold Pharmaceuticals, Inc	165,710
28,175	*	Trius Therapeutics, Inc	145,383
22,944	*	Vanda Pharmaceuticals, Inc	92,235
12,611	*,e	Ventrus Biosciences, Inc	32,284
4,264	*,e	Verastem, Inc	42,469
69,605	*	Vical, Inc	249,186
54,380	*	Viropharma, Inc	1,449,771
80,799	*,e	Vivus, Inc	978,476
38,220	*	Xenoport, Inc	320,666
67,996	*,e	XOMA Corp	182,909
51,665	*,e	ZIOPHARM Oncology, Inc	205,110
70,174	*,e	Zogenix, Inc	99,647

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	60,765,657

REAL ESTATE - 8.2%
40,548		Acadia Realty Trust	1,059,925

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,168		AG Mortgage Investment Trust	$563,067
10,029		Agree Realty Corp	284,422
1,718		Alexander’s, Inc	571,854
26,819		American Assets Trust,Inc	775,069
30,233		American Capital Mortgage, Inc	788,477
4,063		AmREIT, Inc (Class B)	71,468
113,843		Anworth Mortgage Asset Corp	712,657
20,387		Apollo Commercial Real Estate Finance, Inc	355,957
6,573		Ares Commercial Real Estate Corp	113,713
244,677	*	ARMOUR Residential REIT, Inc	1,756,781
41,548		Ashford Hospitality Trust, Inc	481,541
38,614		Associated Estates Realty Corp	623,616
6,950	*	AV Homes, Inc	103,486
33,335		Campus Crest Communities, Inc	402,687
58,210		Capital Lease Funding, Inc	337,036
80,683		Capstead Mortgage Corp	998,856
46,620		Cedar Shopping Centers, Inc	256,876
13,651		Chatham Lodging Trust	215,003
32,500		Chesapeake Lodging Trust	693,875
71,279		Colonial Properties Trust	1,561,723
53,122		Colony Financial, Inc	1,143,185
3,027	e	Consolidated-Tomoka Land Co	108,942
16,501		Coresite Realty	486,780
71,374		Cousins Properties, Inc	635,229
52,192		CreXus Investment Corp	693,632
98,265		CubeSmart	1,498,541
144,434		CYS Investments, Inc	1,877,642
196,485		DCT Industrial Trust, Inc	1,387,184
154,575		DiamondRock Hospitality Co	1,409,724
50,156		DuPont Fabros Technology, Inc	1,185,688
46,200		Dynex Capital, Inc	467,082
23,691		EastGroup Properties, Inc	1,327,644
91,739		Education Realty Trust, Inc	986,194
38,920		Entertainment Properties Trust	1,823,791
44,628		Equity One, Inc	1,009,039
37,931		Excel Trust, Inc	477,172
96,622	*	FelCor Lodging Trust, Inc	519,826
81,724	*	First Industrial Realty Trust, Inc	1,280,615
39,658		First Potomac Realty Trust	543,315
29,017	*	Forestar Real Estate Group, Inc	552,194
58,914		Franklin Street Properties Corp	765,882
21,939		Getty Realty Corp	414,208
8,548		Gladstone Commercial Corp	158,223
114,698		Glimcher Realty Trust	1,275,442
34,707		Government Properties Income Trust	862,469
39,007	*	Gramercy Capital Corp	140,035
839		Gyrodyne Co of America, Inc	61,557
72,511		Healthcare Realty Trust, Inc	1,847,580
133,970		Hersha Hospitality Trust	707,362
64,590		Highwoods Properties, Inc	2,325,240
29,398		Hudson Pacific Properties	629,999
59,456		Inland Real Estate Corp	539,861

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

109,757		Invesco Mortgage Capital, Inc	$2,381,727
75,025		Investors Real Estate Trust	702,234
65,827	*	iStar Financial, Inc	637,864
7,549	*	JAVELIN Mortgage Investment Corp	149,093
36,195	e	Kennedy-Wilson Holdings, Inc	542,563
57,369		Kite Realty Group Trust	347,082
78,517		LaSalle Hotel Properties	2,143,514
106,028		Lexington Corporate Properties Trust	1,166,308
25,684		LTC Properties, Inc	956,472
110,380		Medical Properties Trust, Inc	1,484,611
34,066		Monmouth Real Estate Investment Corp (Class A)	369,957
20,313		National Health Investors, Inc	1,292,922
38,286		New York Mortgage Trust, Inc	268,002
128,463		NorthStar Realty Finance Corp	1,002,011
44,147		NRDC Acquisition Corp	576,118
91,158		Omega Healthcare Investors, Inc	2,329,998
9,356		One Liberty Properties, Inc	206,580
17,163		Parkway Properties, Inc	271,862
49,273		Pebblebrook Hotel Trust	1,227,390
46,546		Pennsylvania Real Estate Investment Trust	858,308
48,195		Pennymac Mortgage Investment Trust	1,281,987
32,970		Potlatch Corp	1,430,568
14,782		PS Business Parks, Inc	1,054,844
43,653		RAIT Investment Trust	300,769
35,725		Ramco-Gershenson Properties	540,162
1		Realty Income Corp	21
64,210		Redwood Trust, Inc	1,226,411
77,784		Resource Capital Corp	483,817
87,752		RLJ Lodging Trust	1,834,894
17,268		Rouse Properties, Inc	315,314
27,901		Ryman Hospitality Properties	1,115,203
30,418		Sabra Healthcare REIT, Inc	763,188
6,591		Saul Centers, Inc	281,765
9,439		Select Income REIT	237,580
23,555		Sovran Self Storage, Inc	1,536,728
26,180		Spirit Realty Capital, Inc	509,463
29,922		STAG Industrial, Inc	590,062
109,954		Starwood Property Trust, Inc	2,819,221
147,157	*	Strategic Hotels & Resorts, Inc	1,075,718
46,119		Summit Hotel Properties, Inc	423,834
24,084		Sun Communities, Inc	1,034,408
111,204	*	Sunstone Hotel Investors, Inc	1,286,630
10,240	*	Tejon Ranch Co	312,934
11,487		Terreno Realty Corp	191,833
22,555		Thomas Properties Group, Inc	116,158
242,948		Two Harbors Investment Corp	3,017,414
11,026		UMH Properties, Inc	114,119
9,842		Universal Health Realty Income Trust	542,589
19,897		Urstadt Biddle Properties, Inc (Class A)	402,715
52,902		Washington Real Estate Investment Trust	1,506,649
14,433		Western Asset Mortgage Capital Corp	312,474
12,951		Whitestone REIT	183,904

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,830		Winthrop Realty Trust	$308,669
2,421	*,e	Zillow, Inc	91,611

		TOTAL REAL ESTATE	88,027,638

RETAILING - 4.3%
18,249	*	1-800-FLOWERS.COM, Inc (Class A)	73,361
67,135	*	Aeropostale, Inc	908,336
7,090	*	America’s Car-Mart, Inc	282,324
41,447	*	Ann Taylor Stores Corp	1,278,225
22,951	*	Asbury Automotive Group, Inc	816,138
15,915	*	Audiovox Corp (Class A)	153,739
23,657	*,e	Barnes & Noble, Inc	315,584
35,606		Bebe Stores, Inc	148,833
15,706		Big 5 Sporting Goods Corp	217,842
9,695	*,e	Blue Nile, Inc	324,685
13,280	*	Body Central Corp	105,576
12,777	e	Bon-Ton Stores, Inc	160,351
35,847		Brown Shoe Co, Inc	618,002
22,664	e	Buckle, Inc	1,060,222
39,136	*	Cabela’s, Inc	2,020,200
3,215	*,e	CafePress, Inc	20,319
35,488	*	Casual Male Retail Group, Inc	162,890
22,626		Cato Corp (Class A)	623,799
20,221	*	Children’s Place Retail Stores, Inc	1,007,815
12,428	*	Citi Trends, Inc	160,818
14,843	*,e	Conn’s, Inc	422,135
9,613		Core-Mark Holding Co, Inc	481,900
12,045		Destination Maternity Corp	274,265
73,148	*	Express Parent LLC	1,344,460
42,292		Finish Line, Inc (Class A)	788,323
8,697	*,e	Five Below, Inc	321,789
27,570	*,e	Francesca’s Holdings Corp	782,988
31,219		Fred’s, Inc (Class A)	412,715
19,577	*	Genesco, Inc	1,220,234
5,966	*	Gordmans Stores, Inc	71,234
18,566		Group 1 Automotive, Inc	1,257,661
17,087		Haverty Furniture Cos, Inc	307,566
16,654	*,e	HHgregg, Inc	141,226
21,663	*	Hibbett Sports, Inc	1,140,774
36,458	e	Hot Topic, Inc	404,684
29,608		HSN, Inc	1,764,637
22,526	*,e	JOS A Bank Clothiers, Inc	913,204
3,107	*,e	Kayak Software Corporation	125,430
11,220	*	Kirkland’s, Inc	129,815
18,137		Lithia Motors, Inc (Class A)	784,788
22,870	*,e	Lumber Liquidators, Inc	1,353,447
18,017	*	MarineMax, Inc	210,439
9,991	*,e	Mattress Firm Holding Corp	280,148
41,428		Men’s Wearhouse, Inc	1,257,340
26,066	e	Monro Muffler, Inc	944,110
18,937	*	New York & Co, Inc	74,044
25,820		Nutri/System, Inc	233,155

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

235,659	*	Office Depot, Inc	$1,020,403
72,174		OfficeMax, Inc	778,036
17,682	*	Orbitz Worldwide, Inc	51,101
1,374	*,e	Orchard Supply Hardware Stores Corp	9,797
9,185	*,e	Overstock.com, Inc	123,446
35,290		Penske Auto Group, Inc	1,161,747
41,333	*	PEP Boys - Manny Moe & Jack	460,036
3,511	*	Perfumania Holdings, Inc	22,260
18,561	e	PetMed Express, Inc	242,035
79,628		Pier 1 Imports, Inc	1,727,131
77,866	e	RadioShack Corp	256,179
49,282		Rent-A-Center, Inc	1,758,382
4,330	*,e	Restoration Hardware Holdings, Inc	155,880
12,075	*	Rue21, Inc	358,748
89,937	*,e	Saks, Inc	972,219
46,352	*	Select Comfort Corp	1,020,671
12,989		Shoe Carnival, Inc	265,885
29,106	*	Shutterfly, Inc	962,826
34,734	e	Sonic Automotive, Inc (Class A)	842,994
3,815	*	Sourceforge, Inc	58,446
24,005		Stage Stores, Inc	548,514
22,677		Stein Mart, Inc	191,394
7,297		Systemax, Inc	71,438
7,598	*	Tilly’s, Inc	112,602
37,873	*	Tuesday Morning Corp	318,133
9,929	*	US Auto Parts Network, Inc	18,766
15,483	*,e	Vitacost.com, Inc	111,942
24,174	*	Vitamin Shoppe, Inc	1,476,548
10,347	*	West Marine, Inc	123,957
84,892	*	Wet Seal, Inc (Class A)	237,698
32,280	*	WEX, Inc	2,537,531
1,626		Winmark Corp	105,170
17,189	*,e	Zumiez, Inc	362,688

		TOTAL RETAILING	46,366,173

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
33,434	*	Advanced Energy Industries, Inc	513,212
14,529	*	Alpha & Omega Semiconductor Ltd	117,830
7,912	*	Ambarella, Inc	78,804
58,676	*,e	Amkor Technology, Inc	271,670
68,007	*	Anadigics, Inc	175,458
52,411	*	Applied Micro Circuits Corp	449,162
26,460	*	ATMI, Inc	540,049
73,383	*	Axcelis Technologies, Inc	99,067
25,533	*	AXT, Inc	70,982
55,730		Brooks Automation, Inc	521,633
19,409		Cabot Microelectronics Corp	717,357
41,490	*	Cavium Networks, Inc	1,387,426
18,032	*	Ceva, Inc	273,726
16	*,m	China Energy Savings Technology, Inc	0
53,055	*	Cirrus Logic, Inc	1,497,743
18,876		Cohu, Inc	197,820

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,770	*	Cymer, Inc	$2,653,537
29,686	*	Diodes, Inc	564,628
16,921	*	DSP Group, Inc	111,002
110,854	*	Entegris, Inc	1,093,020
74,524	*	Entropic Communications, Inc	390,506
33,623	*	Exar Corp	352,705
49,540	*,e	First Solar, Inc	1,396,037
47,043	*	Formfactor, Inc	235,215
13,974	*	GSI Technology, Inc	92,927
103,082	*,e	GT Solar International, Inc	325,739
26,083	*	Hittite Microwave Corp	1,600,975
21,546	*	Inphi Corp	173,014
115,396	*	Integrated Device Technology, Inc	834,313
25,138	*	Integrated Silicon Solution, Inc	235,543
9,716	*	Intermolecular, Inc	91,136
57,603	*	International Rectifier Corp	1,122,682
103,393		Intersil Corp (Class A)	894,349
17,283		IXYS Corp	166,608
47,068	*	Kopin Corp	162,855
91,804	*	Lattice Semiconductor Corp	408,528
44,290	*	LTX-Credence Corp	271,941
4,277	*	MA-COM Technology Solutions	72,452
40,748	*	Mattson Technology, Inc	53,380
18,807	*	MaxLinear, Inc	97,420
194,673	*	MEMC Electronic Materials, Inc	809,840
40,799		Micrel, Inc	424,718
73,622	*	Microsemi Corp	1,540,172
28,794	*,e	Mindspeed Technologies, Inc	141,666
40,750	*	MIPS Technologies, Inc	320,295
43,428		MKS Instruments, Inc	1,207,298
25,470		Monolithic Power Systems, Inc	593,451
21,877	*	MoSys, Inc	78,757
20,663	*	Nanometrics, Inc	322,549
17,386	*	NeoPhotonics Corp Ltd	100,665
4,505	*	NVE Corp	247,775
43,756	*	Omnivision Technologies, Inc	672,530
22,065	*	PDF Solutions, Inc	331,416
4,438	*,e	Peregrine Semiconductor Corp	53,167
17,115	*	Pericom Semiconductor Corp	121,003
51,451	*	Photronics, Inc	308,191
37,069	*	PLX Technology, Inc	172,742
23,132		Power Integrations, Inc	865,137
34,144	*,e	QuickLogic Corp	72,044
91,947	*	Rambus, Inc	502,031
231,937	*	RF Micro Devices, Inc	1,159,685
13,951	*,e	Rubicon Technology, Inc	93,751
27,628	*	Rudolph Technologies, Inc	372,702
54,328	*	Semtech Corp	1,638,532
28,331	*	Sigma Designs, Inc	151,288
64,837	*	Silicon Image, Inc	314,459
40,092	*	Spansion, Inc	461,058
28,854	*,e	STR Holdings, Inc	61,459

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,332	*,e	SunPower Corp	$267,446
8,460		Supertex, Inc	161,755
44,369		Tessera Technologies, Inc	778,676
140,275	*	Triquint Semiconductor, Inc	736,444
17,644	*	Ultra Clean Holdings	98,983
21,741	*	Ultratech, Inc	885,511
31,577	*,e	Veeco Instruments, Inc	993,097
19,760	*	Volterra Semiconductor Corp	324,854

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,697,598

SOFTWARE & SERVICES - 7.5%
47,508	*	Accelrys, Inc	447,525
32,947	*	ACI Worldwide, Inc	1,566,300
37,670	*,e	Active Network, Inc	208,315
44,601	*	Actuate Corp	251,104
62,024	*	Acxiom Corp	1,099,686
26,203	*	Advent Software, Inc	645,904
18,098		American Software, Inc (Class A)	155,643
31,167	*,e	Angie’s List, Inc	391,146
77,527	*	Aspen Technology, Inc	2,372,326
6,536	*	AVG Technologies NV	89,543
36,121	*,e	Bankrate, Inc	446,817
7,082	*	Bazaarvoice, Inc	54,744
36,379		Blackbaud, Inc	906,565
33,392	*	Blucora, Inc	496,205
30,896	*	Bottomline Technologies, Inc	898,456
4,966	*	Brightcove, Inc	41,814
23,216	*,e	BroadSoft, Inc	788,648
18,292	*	CACI International, Inc (Class A)	981,000
28,744	*,e	Callidus Software, Inc	120,150
10,823	*,e	Carbonite, Inc	104,117
35,747	*	Cardtronics, Inc	925,490
8,858		Cass Information Systems, Inc	343,690
69,702	*	Ciber, Inc	235,593
8,325	*,m	Clinical Data, Inc	7,909
37,151	*	Commvault Systems, Inc	2,850,596
14,136	*	Computer Task Group, Inc	270,563
27,415	*	comScore, Inc	403,823
17,638	*	Comverse, Inc	509,385
23,708	*,e	Constant Contact, Inc	357,042
88,456		Convergys Corp	1,505,521
27,244	*	Cornerstone OnDemand, Inc	890,334
23,357	*	CoStar Group, Inc	2,190,419
28,609	*	CSG Systems International, Inc	538,707
34,058	*	DealerTrack Holdings, Inc	1,075,552
23,496	*,e	Demand Media, Inc	198,541
5,220	*,e	Demandware, Inc	165,944
35,650	*	Dice Holdings, Inc	335,467
31,423	*	Digital River, Inc	456,262
5,550		DMRC Corp	118,826
3,290	*,e	E2open, Inc	58,726
88,471		Earthlink, Inc	601,603

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,960	e	Ebix, Inc	$358,826
20,002	*	Ellie Mae, Inc	400,640
7,352	*	Eloqua, Inc	172,698
18,667	*	Envestnet, Inc	259,658
5,564	*,e	Envivio, Inc	9,181
3,405	*	EPAM Systems, Inc	70,552
24,425		EPIQ Systems, Inc	301,405
3,313		ePlus, Inc	154,353
42,319	*	Euronet Worldwide, Inc	1,035,546
4,850	*	EXA Corp	48,548
7,749	*,e	ExactTarget, Inc	170,401
19,488	*	ExlService Holdings, Inc	578,014
28,489		Fair Isaac Corp	1,283,999
21,886	*	FalconStor Software, Inc	58,654
7,050	*,e	FleetMatics Group plc	176,744
11,995		Forrester Research, Inc	339,099
17,421	*,e,m	Gerber Scientific, Inc	0
56,521	*	Global Cash Access, Inc	426,734
51,997	*,e	Glu Mobile, Inc	134,672
11,944	*	Guidance Software, Inc	152,286
16,930	*	Guidewire Software, Inc	560,722
19,125		Hackett Group, Inc	82,237
31,724		Heartland Payment Systems, Inc	1,007,554
25,138	*,e	Higher One Holdings, Inc	264,703
27,147	*	iGate Corp	474,530
7,668	*	Imperva, Inc	263,012
7,689	*	Infoblox, Inc	144,938
15,639	*	Innodata Isogen, Inc	58,803
12,373	*	Interactive Intelligence, Inc	497,642
46,298	*	Internap Network Services Corp	366,217
36,522	*	Ipass, Inc	77,061
38,345	e	j2 Global, Inc	1,220,138
14,198	*	Jive Software, Inc	217,655
14,771		Keynote Systems, Inc	230,428
25,328	*	Knot, Inc	243,655
54,515	*	Limelight Networks, Inc	128,655
48,775	*	Lionbridge Technologies	194,612
19,063	*,e	Liquidity Services, Inc	607,538
45,448	*	Liveperson, Inc	607,640
18,903	*	LogMeIn, Inc	429,098
11,790	*,e	magicJack VocalTec Ltd	155,039
16,932	*	Manhattan Associates, Inc	1,160,011
19,457	e	Mantech International Corp (Class A)	480,004
17,546	e	Marchex, Inc (Class B)	65,271
18,543	*	Market Leader, Inc	140,556
7,018	*,e	Mattersight Corp	31,020
28,201		MAXIMUS, Inc	1,933,743
17,807	*,e	MeetMe, Inc	48,257
76,982	*	Mentor Graphics Corp	1,318,702
6,942	*	MicroStrategy, Inc (Class A)	696,074
9,302	*,e	Millennial Media, Inc	107,345
28,860		ModusLink Global Solutions, Inc	83,983

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,671	*	MoneyGram International, Inc	$229,560
30,595		Monotype Imaging Holdings, Inc	553,158
102,681	*	Monster Worldwide, Inc	595,550
35,087	*	Move, Inc	330,870
29,700	*	Netscout Systems, Inc	773,091
52,547		NIC, Inc	856,516
18,876	*,e	OpenTable, Inc	994,576
13,352		Pegasystems, Inc	321,116
28,226	*	Perficient, Inc	337,583
9,346	*	Pervasive Software, Inc	85,516
15,671	*	PRG-Schultz International, Inc	105,779
50,864	*	Progress Software Corp	1,193,778
4,475	*	Proofpoint, Inc	58,846
18,920	*	PROS Holdings, Inc	417,375
99,170	*	PTC, Inc	2,298,761
4,399		QAD, Inc (Class A)	61,102
69,296	*	QLIK Technologies, Inc	1,539,064
6,840	*	Qualys, Inc	89,604
27,776	*	QuinStreet, Inc	156,657
14,779		RealNetworks, Inc	113,207
29,690	*,e	RealPage, Inc	692,965
33,165	*	Responsys, Inc	253,049
11,667	*	Rosetta Stone, Inc	151,204
28,003	*	Saba Software, Inc	259,308
9,588	e	Sapiens International Corp NV	47,940
99,497		Sapient Corp	1,204,909
15,704	*	Sciquest, Inc	259,744
25,966	*	Seachange International, Inc	289,521
38,779	*,e	ServiceSource International LLC	234,613
24,069	*	Sourcefire, Inc	1,025,339
8,113	*,e	Spark Networks, Inc	58,576
9,619	*	SPS Commerce, Inc	374,275
28,129	*	SS&C Technologies Holdings, Inc	636,559
11,514	*	Stamps.com, Inc	310,763
37,748	*	SupportSoft, Inc	157,409
32,260	*	SYKES Enterprises, Inc	519,386
8,149	*,e	Synacor, Inc	47,183
23,184	*	Synchronoss Technologies, Inc	552,011
12,799		Syntel, Inc	746,054
28,986	*	TA Indigo Holding Corp	187,539
64,554	*	Take-Two Interactive Software, Inc	785,622
25,975	*	Tangoe, Inc	375,339
9,584	*	TechTarget, Inc	48,687
14,011	*	TeleNav, Inc	110,687
20,007	*	TeleTech Holdings, Inc	374,131
104,011	*	TiVo, Inc	1,387,507
20,684	*	TNS, Inc	433,330
6,883	*	Travelzoo, Inc	150,875
5,460	*,e	Trulia, Inc	143,543
24,633	*	Tyler Technologies, Inc	1,331,414
22,099	*	Ultimate Software Group, Inc	2,243,933
35,716	*	Unisys Corp	793,252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,046		United Online, Inc	$504,945
58,725	*	Unwired Planet, Inc	118,624
62,174	*	Valueclick, Inc	1,272,702
27,375	*	Vasco Data Security International	221,737
18,129	*	Verint Systems, Inc	612,760
34,993	*,e	VirnetX Holding Corp	1,221,956
16,527	*	Virtusa Corp	342,274
28,076	*,e	VistaPrint Ltd	1,006,525
18,336	*	Vocus, Inc	321,613
41,480	*,e	WebMD Health Corp (Class A)	685,664
31,223	*	Websense, Inc	456,792
29,812	*,e	Website Pros, Inc	482,954
6,729	*,e	Yelp, Inc	142,924
51,170	*	Zix Corp	166,814

		TOTAL SOFTWARE & SERVICES	80,991,514

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
38,613	*,e	3D Systems Corp	2,233,762
51,918	e	Adtran, Inc	1,048,744
11,440	*	Agilysys, Inc	97,354
1,947	*,e	Ambient Corp	5,452
10,704	*	Anaren, Inc	209,477
23,515		Anixter International, Inc	1,582,089
93,800	*	Arris Group, Inc	1,549,576
93,448	*,e	Aruba Networks, Inc	2,153,042
7,290	*,e	Audience, Inc	89,084
23,713	*	Avid Technology, Inc	175,476
8,070		Aware, Inc	46,483
13,984	*	AX Holding Corp	97,748
12,072		Badger Meter, Inc	597,443
9,001		Bel Fuse, Inc (Class B)	167,689
46,977	*	Benchmark Electronics, Inc	824,916
13,580		Black Box Corp	318,179
72,559	*,e	Bookham, Inc	117,546
26,758	*	CalAmp Corp	229,049
33,228	*	Calix Networks, Inc	270,476
31,408	*	Checkpoint Systems, Inc	378,781
80,699	*	Ciena Corp	1,263,746
35,474		Cognex Corp	1,406,899
19,214		Coherent, Inc	1,064,648
14,784		Comtech Telecommunications Corp	391,776
170,167	*	Comverse Technology, Inc	741,928
30,995	*	Cray, Inc	575,577
29,242		CTS Corp	290,958
31,415		Daktronics, Inc	372,582
12,326	*	Datalink Corp	108,346
19,961	*	Digi International, Inc	195,618
16,252	*	DTS, Inc	310,413
28,638	*	Echelon Corp	69,304
14,529		Electro Rent Corp	224,909
21,572		Electro Scientific Industries, Inc	232,978
37,913	*	Electronics for Imaging, Inc	857,592

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

67,972	*	Emulex Corp	$519,306
86,709	*	Extreme Networks, Inc	319,956
18,754	*	Fabrinet	274,559
14,155	*	FARO Technologies, Inc	470,088
31,472		FEI Co	1,918,533
73,934	*	Finisar Corp	1,145,977
21,313	*	Globecomm Systems, Inc	264,281
22,929	*	GSI Group, Inc	217,826
91,153	*	Harmonic, Inc	476,730
53,358	*	Harris Stratex Networks, Inc (Class A)	200,093
25,128	*	Imation Corp	93,225
21,809	*	Immersion Corp	148,301
91,059	*,e	Infinera Corp	649,251
37,619	*	Insight Enterprises, Inc	737,332
33,248	e	InterDigital, Inc	1,442,631
50,730	*	Intermec, Inc	501,212
17,796	*	Intevac, Inc	74,921
29,103	*,e	InvenSense, Inc	424,904
35,242	*	Ixia	669,246
35,793	*	Kemet Corp	206,168
9,069	*	Key Tronic Corp	87,335
11,849	*	KVH Industries, Inc	172,521
18,127		Littelfuse, Inc	1,160,309
8,527		Loral Space & Communications, Inc	500,450
22,973	*,e	Maxwell Technologies, Inc	222,149
12,761	*	Measurement Specialties, Inc	450,463
29,020	*	Mercury Computer Systems, Inc	213,297
1,817		Mesa Laboratories, Inc	94,466
28,723		Methode Electronics, Inc	276,315
13,298		MTS Systems Corp	755,991
8,336	*	Multi-Fineline Electronix, Inc	133,168
20,846	*,e	Neonode, Inc	108,399
30,722	*	Netgear, Inc	1,078,649
30,541	*	Newport Corp	440,401
6,689	*	Numerex Corp	83,011
61,512	*,e	OCZ Technology Group, Inc	138,402
17,285	*	Oplink Communications, Inc	291,252
16,603	*	OSI Systems, Inc	904,199
17,541		Park Electrochemical Corp	458,522
65,216	*,e	Parkervision, Inc	155,866
7,071		PC Connection, Inc	87,327
13,034		PC-Tel, Inc	96,712
34,391		Plantronics, Inc	1,414,158
28,533	*	Plexus Corp	728,162
56,521	*,e	Power-One, Inc	227,214
14,988	*	Procera Networks, Inc	252,248
81,068	*	QLogic Corp	936,335
213,753	*,e	Quantum Corp	290,704
24,928	*,e	Rackable Systems, Inc	362,453
18,479	*	Radisys Corp	72,068
33,930	*,e	RealD, Inc	386,123
10,523		Richardson Electronics Ltd	127,539

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,830	*	Rofin-Sinar Technologies, Inc	$610,763
13,506	*	Rogers Corp	632,891
6,590	*,e	Ruckus Wireless, Inc	155,260
66,669	*	Sanmina Corp	634,689
22,516	*	Scansource, Inc	654,315
37,408	*	ShoreTel, Inc	160,480
165,238	*	Sonus Networks, Inc	375,090
35,665	*,e	STEC, Inc	180,465
24,755	*,e	Super Micro Computer, Inc	306,467
25,556		Sycamore Networks, Inc	58,779
32,834	*	Symmetricom, Inc	176,975
27,318	*	Synaptics, Inc	958,315
21,845	*	SYNNEX Corp	785,328
292,805		Tellabs, Inc	667,595
11,633		Telular Corp	129,010
4,727		Tessco Technologies, Inc	105,648
46,185	*	TTM Technologies, Inc	368,094
7,353	e	Ubiquiti Networks, Inc	94,707
31,939	*,e	Universal Display Corp	888,543
31,102	*,e	Viasat, Inc	1,194,628
2,399	*	Viasystems Group, Inc	33,802
10,103	*	Vishay Precision Group, Inc	133,259
37,341	*	Westell Technologies, Inc	68,334
12,633	*	Zygo Corp	200,991

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	53,334,816

TELECOMMUNICATION SERVICES - 0.6%
60,132	*	8x8, Inc	398,074
8,049		Atlantic Tele-Network, Inc	348,361
13,662	*,e	Boingo Wireless, Inc	105,744
25,940	*	Cbeyond Communications, Inc	228,272
160,482	*	Cincinnati Bell, Inc	762,289
37,773		Cogent Communications Group, Inc	935,637
33,058	e	Consolidated Communications Holdings, Inc	568,928
16,297	*,e	Fairpoint Communications, Inc	150,910
28,626	*	General Communication, Inc (Class A)	243,607
7,216	*	Hawaiian Telcom Holdco, Inc	144,464
9,434		HickoryTech Corp	91,321
15,041		IDT Corp (Class B)	153,719
35,955	*	inContact, Inc	212,135
38,640	*,e	Iridium Communications, Inc	270,480
45,496	*,e	Leap Wireless International, Inc	262,967
11,612		Lumos Networks Corp	112,753
37,135		Neutral Tandem, Inc	102,864
13,630		NTELOS Holdings Corp	176,236
24,147	*	Orbcomm, Inc	101,900
38,838	*	Premiere Global Services, Inc	363,912
9,881		Primus Telecommunications Group, Inc	105,529
21,226		Shenandoah Telecom Co	311,173
68	*,b,m	Touch America Holdings, Inc	0
49,042	*,e	Towerstream Corp	144,674
20,666		USA Mobility, Inc	238,899

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

122,821	*	Vonage Holdings Corp	$320,563

		TOTAL TELECOMMUNICATION SERVICES	6,855,411

TRANSPORTATION - 2.4%
42,316	*	Air Transport Services Group, Inc	196,769
58,471	*	Alaska Air Group, Inc	2,697,267
12,570		Allegiant Travel Co	936,088
7,360		Amerco, Inc	989,626
20,413		Arkansas Best Corp	214,745
21,358	*	Atlas Air Worldwide Holdings, Inc	963,032
87,418	*	Avis Budget Group, Inc	1,882,110
17,570	*	Celadon Group, Inc	348,062
13,206	*	Echo Global Logistics, Inc	245,235
24,515		Forward Air Corp	909,752
35,243	*,e	Genco Shipping & Trading Ltd	117,712
36,500	*	Genesee & Wyoming, Inc (Class A)	3,087,170
45,785	*	Hawaiian Holdings, Inc	264,179
39,463		Heartland Express, Inc	545,773
31,085	*	Hub Group, Inc (Class A)	1,144,239
4,585		International Shipholding Corp	87,573
188,780	*,e	JetBlue Airways Corp	1,096,812
48,670		Knight Transportation, Inc	776,286
14,149		Marten Transport Ltd	288,074
59,106	*	Old Dominion Freight Line	2,203,472
30,244	*	Pacer International, Inc	123,093
6,447	*	Park-Ohio Holdings Corp	155,631
4,351	*	Patriot Transportation Holding, Inc	112,125
22,836	*	Quality Distribution, Inc	169,215
12,408	*,e	Rand Logistics, Inc	83,878
43,109	*	Republic Airways Holdings, Inc	361,684
11,213	*	Roadrunner Transportation Services Holdings, Inc	225,493
14,004	*	Saia, Inc	363,264
43,024		Skywest, Inc	543,823
34,566	*	Spirit Airlines, Inc	670,235
66,401	*	Swift Transportation Co, Inc	907,038
3,913		Universal Truckload Services, Inc	70,199
133,525	*,e	US Airways Group, Inc	1,906,737
35,943		Werner Enterprises, Inc	848,974
15,276	*,e	Wesco Aircraft Holdings, Inc	211,267
13,933	*,e	XPO Logistics, Inc	233,378
21,795	*	Zipcar, Inc	266,117

		TOTAL TRANSPORTATION	26,246,127

UTILITIES - 3.3%
31,676		Allete, Inc	1,461,531
16,964	*,e	American DG Energy, Inc	39,017
15,980		American States Water Co	807,789
5,254		Artesian Resources Corp	119,003
98,197	e	Atlantic Power Corp	1,206,841
47,551		Avista Corp	1,229,669
36,621		Black Hills Corp	1,477,657
8,257	*,e	Cadiz, Inc	57,386

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

34,622		California Water Service Group			$675,129
12,648		CH Energy Group, Inc			822,120
8,100		Chesapeake Utilities Corp			384,426
50,574		Cleco Corp			2,162,038
8,597		Connecticut Water Service, Inc			254,815
9,867		Consolidated Water Co, Inc			88,211
4,789		Delta Natural Gas Co, Inc			94,343
33,349		El Paso Electric Co			1,123,528
36,148		Empire District Electric Co			766,699
14,353		Genie Energy Ltd			102,480
41,549		Idacorp, Inc			1,928,289
18,409		Laclede Group, Inc			734,887
19,472		MGE Energy, Inc			1,020,138
12,828		Middlesex Water Co			247,709
34,625		New Jersey Resources Corp			1,455,289
21,931		Northwest Natural Gas Co			996,106
30,582		NorthWestern Corp			1,131,228
13,806	e	Ormat Technologies, Inc			293,516
30,956		Otter Tail Corp			832,097
58,539		Piedmont Natural Gas Co, Inc			1,859,199
64,607		PNM Resources, Inc			1,380,006
62,816		Portland General Electric Co			1,804,076
12,240		SJW Corp			331,949
25,328		South Jersey Industries, Inc			1,374,804
38,322		Southwest Gas Corp			1,706,862
41,738		UIL Holdings Corp			1,553,071
11,845		Unitil Corp			317,209
32,628		UNS Energy Corp			1,477,722
42,823		WGL Holdings, Inc			1,795,568
9,040		York Water Co			170,856

		TOTAL UTILITIES			35,283,263

		TOTAL COMMON STOCKS			1,059,366,556

		(Cost $905,983,044)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,048	e	Magnum Hunter Resources Corp			1,127

		TOTAL ENERGY			1,127

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
65,549		Allos Therapeutics, Inc			1,311

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,311

		TOTAL RIGHTS / WARRANTS			2,438

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.8%
TREASURY DEBT - 1.5%
$6,900,000	d	United States Treasury Bill	0.035%	02/07/13	6,899,960

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000	d	United States Treasury Bill	0.060%	05/16/13	$9,997,979

					16,897,939

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 13.3%
		TIAA-CREF Short Term Lending Portfolio of the State Street
142,790,296	a,c	Navigator Securities Lending Trust	142,790,296

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	142,790,296

		TOTAL SHORT-TERM INVESTMENTS	159,688,235

		(Cost $159,687,656)

		TOTAL INVESTMENTS - 113.1%	1,219,057,229
		(Cost $1,065,670,700)
		OTHER ASSETS & LIABILITIES, NET - (13.1)%	(141,474,328)

		NET ASSETS - 100.0%	$1,077,582,901

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $139,158,047.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.3%

BRAZIL - 11.3%
13,858		AES Tiete S.A.	$144,401
52,600		All America Latina Logistica S.A.	229,011
15,805		Amil Participacoes S.A.	247,788
15,985		Anhanguera Educacional Participacoes S.A.	311,055
13,800		Arteris S.A.	143,520
76,900		Banco Bradesco S.A.	1,366,656
259,604		Banco Bradesco S.A. (Preference)	4,774,529
76,786		Banco do Brasil S.A.	940,858
21,068		Banco do Estado do Rio Grande do Sul	180,385
309,000		Banco Itau Holding Financeira S.A.	5,330,128
98,039		Banco Santander Brasil S.A.	721,255
241,074		BM&F Bovespa S.A.	1,687,585
52,300		BR Malls Participacoes S.A.	677,075
23,200		BR Properties S.A.	301,163
29,465		Bradespar S.A.	455,824
20,415		Braskem S.A.	153,959
31,076		Centrais Eletricas Brasileiras S.A.	111,111
29,292		Centrais Eletricas Brasileiras S.A. (Preference)	186,136
26,770		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	336,751
12,957		Cia Brasileira de Distribuicao Grupo Pao de Acucar	610,974
18,400		Cia de Bebidas das Americas	831,874
116,756		Cia de Concessoes Rodoviarias	1,204,879
15,500		Cia de Saneamento Basico do Estado de Sao Paulo	698,195
7,400		Cia de Saneamento de Minas Gerais-COPASA	180,081
66,161		Cia Energetica de Minas Gerais	717,643
20,620		Cia Energetica de Sao Paulo (Class B)	204,611
18,385		Cia Hering	349,724
13,495		Cia Paranaense de Energia	220,924
95,830		Cia Siderurgica Nacional S.A.	516,186
40,780		Companhia Brasileira de Meios de Pagamento	1,154,362
27,836		Cosan SA Industria e Comercio	656,987
31,500		CPFL Energia S.A.	321,114
36,605		Cyrela Brazil Realty S.A.	322,604
27,778		Diagnosticos da America S.A.	197,383
18,528		EcoRodovias Infraestrutura e Logistica S.A.	163,941
34,000		EDP - Energias do Brasil S.A.	208,130
3,800		Eletropaulo Metropolitana de Sao Paulo S.A.	26,048
71,579		Empresa Brasileira de Aeronautica S.A.	591,295
30,963	*	Fibria Celulose S.A.	379,001
116,975		Gerdau S.A. (Preference)	1,026,215
44,182	*	Hypermarcas S.A.	381,616
342,511		Investimentos Itau S.A. - PR	1,733,754
51,464	*	JBS S.A.	197,188
59,920		Klabin S.A.	410,730

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,700	*	Kroton Educacional S.A.	$238,195
7,800		Light S.A.	80,254
16,482		Localiza Rent A Car	302,931
15,300		Lojas Americanas S.A.	130,077
52,937		Lojas Americanas S.A.(Pref)	472,388
16,230		Lojas Renner S.A.	649,656
25,900		Marcopolo S.A.	174,934
37,117		Metalurgica Gerdau S.A.	414,737
15,600	*	MPX Energia S.A.	77,320
38,356		MRV Engenharia e Participacoes S.A.	219,579
9,000		Multiplan Empreendimentos Imobiliarios S.A.	260,100
4,900		Multiplus S.A.	105,315
22,792		Natura Cosmeticos S.A.	612,679
30,853		Odontoprev S.A.	157,259
196,591	*	OGX Petroleo e Gas Participacoes S.A.	404,762
28,539		Oi S.A.	145,848
107,065		Oi S.A.(Pref)	433,986
140,048		PDG Realty S.A.	221,681
88,556		Perdigao S.A.	1,945,132
417,572		Petroleo Brasileiro S.A.	3,807,843
587,246		Petroleo Brasileiro S.A. (Preference)	5,312,660
12,881		Porto Seguro S.A.	154,597
17,300	*	Qualicorp S.A.	178,964
25,800		Raia Drogasil S.A.	288,272
30,381		Satipel Industrial S.A.	210,837
51,345		Souza Cruz S.A.	849,583
12,519		Sul America SA	117,058
39,921		Telefonica Brasil S.A.	1,008,174
105,566		Tim Participacoes S.A.	466,414
15,800		Totvus S.A.	344,111
22,100		Tractebel Energia S.A.	392,758
48,880		Ultrapar Participacoes S.A.	1,177,999
49,217		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	255,313
176,900		Vale S.A.	3,566,930
272,673		Vale S.A. (Preference)	5,284,065
26,700		Weg S.A.	338,353

		TOTAL BRAZIL	62,405,413

CHILE - 1.8%
303,741		AES Gener S.A.	208,655
352,611		Aguas Andinas S.A.	258,970
91,861	*	Banco de Chile	14,053
2,295,128		Banco de Chile	381,791
3,484		Banco de Credito e Inversiones	272,082
8,305,324		Banco Santander Chile S.A.	631,888
8,781		CAP S.A.	324,597
128,956		Centros Comerciales Sudamericanos S.A.	801,098
13,382		Cia Cervecerias Unidas S.A.	216,457
944,658	*	Colbun S.A.	297,949
9,549,351		CorpBanca S.A.	137,375
26,539		Embotelladora Andina S.A.	175,006
58,628		Empresa Electrica del Norte Grande S.A.	138,478

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

431,497		Empresa Nacional de Electricidad S.A.	$748,211
15,173		Empresa Nacional de Telecomunicaciones S.A.	328,383
136,350		Empresas CMPC S.A.	527,653
87,460		Empresas COPEC S.A.	1,354,637
1,756,799		Enersis S.A.	699,144
34,541		Lan Airlines S.A.	852,779
60,238		SACI Falabella	699,266
12,639		Sociedad Quimica y Minera de Chile S.A. (Class B)	720,206
25,746		Vina Concha Y Toro S.A.	51,572

		TOTAL CHILE	9,840,250

CHINA - 17.0%
198,000		Agile Property Holdings Ltd	280,927
3,190,000	e	Agricultural Bank of China	1,737,133
298,000		Air China Ltd	255,567
638,000	*,e	Aluminum Corp of China Ltd	306,448
194,000	*,e	Angang New Steel Co Ltd	143,658
179,000	e	Anhui Conch Cement Co Ltd	702,788
115,000	e	Anta Sports Products Ltd	107,349
344,000		AviChina Industry & Technology Co	166,710
10,748,000		Bank of China Ltd	5,295,697
1,135,500		Bank of Communications Co Ltd	963,990
185,000	e	BBMG Corp	172,665
358,000		Beijing Capital International Airport Co Ltd	298,085
83,000		Beijing Enterprises Holdings Ltd	598,430
356,000	*	Brilliance China Automotive Holdings Ltd	477,933
75,500	*,e	Byd Co Ltd	252,477
207,120	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	281,906
334,700	e	China Agri-Industries Holdings Ltd	204,500
308,000		China BlueChemical Ltd	221,289
1,176,600		China Citic Bank	802,689
738,000	e	China Coal Energy Co	823,155
638,000	e	China Communications Construction Co Ltd	648,604
420,400		China Communications Services Corp Ltd	255,793
10,010,350		China Construction Bank	8,635,235
140,000		China Everbright Ltd	263,864
122,800	*	China Insurance International Holdings Co Ltd	259,157
115,200	*	China International Marine Containers Group Co Ltd	245,094
1,039,000		China Life Insurance Co Ltd	3,467,593
427,000		China Longyuan Power Group Corp	357,847
575,000	e	China Merchants Bank Co Ltd	1,378,348
166,279		China Merchants Holdings International Co Ltd	589,362
802,500	e	China Minsheng Banking Corp Ltd	1,152,243
830,000		China Mobile Hong Kong Ltd	9,075,388
412,000	e	China National Building Material Co Ltd	657,569
264,000		China Oilfield Services Ltd	571,595
572,000	e	China Overseas Land & Investment Ltd	1,774,065
339,800		China Pacific Insurance Group Co Ltd	1,327,906
289,000	e	China Railway Construction Corp	312,470
578,000	e	China Railway Group Ltd	329,625
178,000	e	China Resources Enterprise	638,221

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

166,000	e	China Resources Gas Group Ltd	$368,512
284,000	e	China Resources Land Ltd	864,881
288,000		China Resources Power Holdings Co	796,859
274,000		China Shanshui Cement Group Ltd	201,355
548,000		China Shenhua Energy Co Ltd	2,356,464
572,000	*,e	China Shipping Container Lines Co Ltd	175,491
186,000	e	China Shipping Development Co Ltd	102,483
283,000	e	China South Locomotive and Rolling Stock Corp	233,263
324,000	e	China Southern Airlines Co Ltd	194,805
270,000		China State Construction International Holdings Ltd	354,464
2,018,000		China Telecom Corp Ltd	1,099,102
666,000	e	China Unicom Ltd	1,065,740
390,000	e	Chongqing Rural Commercial Bank	231,997
205,000	e	Citic Pacific Ltd	329,736
195,000	e	CITIC Securities Co Ltd	520,607
2,614,000		CNOOC Ltd	5,379,310
160,000	e	Cofco International Ltd	138,305
402,000	*,e	COSCO Holdings	208,934
236,701		COSCO Pacific Ltd	384,121
662,008	*	Country Garden Holdings Co Ltd	352,728
133,000	e	Dah Chong Hong Holdings Ltd	153,751
608,000	e	Datang International Power Generation Co Ltd	267,095
56,400	e	Dongfang Electric Co Ltd	109,329
396,000		Dongfeng Motor Group Co Ltd	648,163
723,000	e	Evergrande Real Estate Group	382,034
307,000		Fosun International	213,783
512,000	e	Franshion Properties China Ltd	188,265
575,000	e	Geely Automobile Holdings Ltd	300,383
99,000	e	Golden Eagle Retail Group Ltd	213,230
156,000	e	Great Wall Motor Co Ltd	634,226
430,000	e	Guangdong Investments Ltd	356,965
322,000	e	Guangzhou Automobile Group Co Ltd	269,595
870,000		Guangzhou Investment Co Ltd	310,900
138,000	e	Guangzhou R&F Properties Co Ltd	250,474
184,000	*	Haitong Securities Co Ltd	314,069
106,000		Hengan International Group Co Ltd	1,063,272
524,000		Huaneng Power International, Inc	540,105
9,082,000		Industrial & Commercial Bank of China	6,839,740
147,000		Intime Department Store Group Co Ltd	193,367
194,000	e	Jiangsu Express	200,036
220,000		Jiangxi Copper Co Ltd	597,288
862,000	e	Lenovo Group Ltd	897,865
197,000	e	Longfor Properties Co Ltd	369,472
227,000	e	Nine Dragons Paper Holdings Ltd	199,018
183,000	e	Parkson Retail Group Ltd	141,152
410,000		PICC Property & Casualty Co Ltd	624,342
266,500	e	Ping An Insurance Group Co of China Ltd	2,391,078
285,000	*	Poly Hong Kong Investment Ltd	218,719
138,000	e	Prime Success International Group Ltd	177,665
236,000	e	Shandong Weigao Group Medical Polymer Co Ltd	227,964
468,000	e	Shanghai Electric Group Co Ltd	193,743
97,000	e	Shanghai Industrial Holdings Ltd	344,524

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

100,400		Shanghai Pharmaceuticals Holding Co Ltd	$200,946
441,112	e	Shui On Land Ltd	213,932
310,000	e	Sihuan Pharmaceutical Holdings	137,464
417,875	e	Sino-Ocean Land Holdings Ltd	333,790
474,000		Sinopec Shanghai Petrochemical Co Ltd	175,920
116,800	e	Sinopharm Group Co	357,744
336,500	e	Soho China Ltd	302,890
364,500	e	Sun Art Retail Group Ltd	530,131
140,400	e	Tencent Holdings Ltd	4,903,728
286,000		Tingyi Cayman Islands Holding Corp	803,349
54,000	e	Tsingtao Brewery Co Ltd	312,120
210,000		Uni-President China Holdings Ltd	246,386
855,000		Want Want China Holdings Ltd	1,132,732
73,200	e	Weichai Power Co Ltd	302,066
90,000		Wumart Stores, Inc	179,708
116,000	e	Xinao Gas Holdings Ltd	555,711
392,000	e	Yanzhou Coal Mining Co Ltd	667,952
137,000	e	Zhaojin Mining Industry Co Ltd	206,178
290,000		Zhejiang Expressway Co Ltd	257,606
81,500	e	Zhongsheng Group Holdings Ltd	121,925
67,000	e	Zhuzhou CSR Times Electric Co Ltd	214,693
920,000	e	Zijin Mining Group Co Ltd	354,313
93,720	e	ZTE Corp	181,448

		TOTAL CHINA	93,916,876

COLOMBIA - 1.2%
25,967		Almacenes Exito S.A.	485,580
10,135		Banco Davivienda S.A.	137,005
25,572		BanColombia S.A.	439,017
42,354		BanColombia S.A. (Preference)	743,827
48,902		Cementos Argos S.A.	301,332
7,971		Corp Financiera Colombiana S.A.	157,138
777,008		Ecopetrol S.A.	2,472,722
34,392		Grupo Argos S.A.	452,901
17,567		Grupo Argos S.A.(Prf)	224,608
129,820		Grupo Aval Acciones y Valores	91,767
2,583		Grupo de Inversiones Suramericana S.A.	55,867
43,042		Interconexion Electrica S.A.	242,192
88,157		Isagen S.A. ESP	121,653
35,005		Suramericana de Inversiones S.A.	743,315

		TOTAL COLOMBIA	6,668,924

CZECH REPUBLIC - 0.2%
22,439		CEZ AS	727,695
1,938		Komercni Banka AS	392,377
15,998		Telefonica O2 Czech Republic AS	276,620

		TOTAL CZECH REPUBLIC	1,396,692

EGYPT - 0.3%
77,064		Commercial International Bank	406,482
83,118		Egypt Kuwait Holding Co	104,729

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

43,941	*	Egyptian Financial Group-Hermes Holding	$70,735
12,940	*	Orascom Construction Industries	498,835
360,422	*	Orascom Telecom Holding SAE	237,239
100,151	*	Talaat Moustafa Group	63,086
42,749		Telecom Egypt	92,307

		TOTAL EGYPT	1,473,413

FRANCE - 0.0%
11,840		National Societe Generale Bank SAE	64,338

		TOTAL FRANCE	64,338

HONG KONG - 0.9%
649,000		Belle International Holdings Ltd	1,443,463
482,000		Bosideng International Holdings Ltd	136,743
478,000		China Gas Holdings Ltd	415,680
185,000		China Mengniu Dairy Co Ltd	541,224
312,000	e	China Resources Cement Holdings Ltd	199,859
187,000		Far East Horizon Ltd	142,404
508,000	e	Fushan International Energy Group Ltd	218,154
1,114,000	e	GCL Poly Energy Holdings Ltd	304,449
1,425,000	*,e	GOME Electrical Appliances Holdings Ltd	171,179
129,000	*	Haier Electronics Group Co Ltd	215,069
313,000	e	Huabao International Holdings Ltd	170,923
86,000		Kingboard Chemical Holdings Ltd	283,806
296,000		Lee & Man Paper Manufacturing Ltd	199,773
308,000	*,e	Minmetals Resources Ltd	124,725
203,500		Shimao Property Holdings Ltd	449,993
177,000		Yingde Gases	198,558

		TOTAL HONG KONG	5,216,002

HUNGARY - 0.2%
15,374		Magyar Telekom	29,032
7,659	e	MOL Hungarian Oil and Gas plc	659,383
23,848		OTP Bank	512,843

		TOTAL HUNGARY	1,201,258

INDIA - 6.5%
24,318		Adani Enterprises Ltd	114,456
5,506		Aditya Birla Nuvo Ltd	117,450
87,506		Ambuja Cements Ltd	335,494
4,041		Asian Paints Ltd	341,933
8,467		Associated Cement Co Ltd	210,663
11,708		Bajaj Holdings and Investment Ltd	446,385
11,784		Bank of Baroda	192,277
14,596		Bank of India	96,830
80,018		Bharat Heavy Electricals	342,706
44,701		Bharat Petroleum Corp Ltd	345,209
77,656		Bharti Airtel Ltd	495,828
113,537		Cairn India Ltd	690,126
11,542		Canara Bank	104,468
50,639		Cipla Ltd	387,271
104,827		Coal India Ltd	696,550

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

34,372		Dabur India Ltd	$85,752
4,209		Divi S Laboratories Ltd	83,104
48,283		DLF Ltd	251,949
13,132		Dr Reddy’s Laboratories Ltd	472,655
45,526		GAIL India Ltd	292,859
9,789		Godrej Consumer Products Ltd	131,026
20,525		HCL Technologies Ltd	265,851
180,262		HDFC Bank Ltd	2,181,550
5,322		Hero Honda Motors Ltd	182,215
141,597		Hindalco Industries Ltd	309,312
119,381		Hindustan Lever Ltd	1,063,217
173,870		Housing Development Finance Corp	2,572,266
59,428		ICICI Bank Ltd	1,327,120
82,763	*	Idea Cellular Ltd	175,872
59,082		Infosys Technologies Ltd	3,102,996
146,754		Infrastructure Development Finance Co Ltd	468,082
298,648		ITC Ltd	1,727,188
133,252		Jaiprakash Associates Ltd	218,051
50,650		Jindal Steel & Power Ltd	400,444
10,210		JSW Steel Ltd	169,492
35,079		Kotak Mahindra Bank Ltd	448,730
29,061		Larsen & Toubro Ltd	842,958
45,007		LIC Housing Finance Ltd	238,187
22,281		Lupin Ltd	253,241
41,743		Mahindra & Mahindra Ltd	698,157
4,998		Maruti Udyog Ltd	148,693
41,698		Mundra Port and Special Economic Zone Ltd	117,975
89,829		NTPC Ltd	265,546
5,109		Piramal Healthcare Ltd	54,447
32,140		Power Finance Corp Ltd	127,443
163,508		Power Grid Corp of India Ltd	338,869
17,131	*	Ranbaxy Laboratories Ltd	144,224
11,625		Reliance Capital Ltd	103,822
56,761	*	Reliance Communication Ventures Ltd	88,366
12,882	*	Reliance Energy Ltd	124,863
192,705		Reliance Industries Ltd	3,212,589
70,276	*	Reliance Power Ltd	121,863
42,180		Rural Electrification Corp Ltd	191,318
100,536	*	Satyam Computer Services Ltd	225,773
44,483		Sesa Goa Ltd	156,005
10,263		Shriram Transport Finance Co Ltd	152,392
10,237		Siemens India Ltd	126,410
9,295		State Bank of India Ltd (GDR)	873,777
180,744		Sterlite Industries India Ltd	385,638
41,026		Sun Pharmaceuticals Industries Ltd	554,135
65,038		Tata Consultancy Services Ltd	1,644,249
100,252		Tata Motors Ltd	557,764
140,907		Tata Power Co Ltd	267,827
44,487		Tata Steel Ltd	338,624
28,481		Titan Industries Ltd	149,609
6,613		Ultra Tech Cement Ltd	236,531
145,087	*	Unitech Ltd	100,285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,145	*	United Breweries Ltd	$125,469
11,597	*	United Spirits Ltd	393,413
31,568		UTI Bank Ltd	893,596
70,308		Wipro Ltd	544,017
68,906	*	ZEE Telefilms Ltd	298,223

		TOTAL INDIA	35,943,675

INDONESIA - 2.5%
2,482,000		Adaro Energy Tbk	420,639
1,479,500		Bank Rakyat Indonesia	1,208,270
35,500		PT Astra Agro Lestari Tbk	68,720
2,709,000		PT Astra International Tbk	2,045,347
1,628,000		PT Bank Central Asia Tbk	1,612,983
407,266		PT Bank Danamon Indonesia Tbk	255,019
1,257,771		PT Bank Mandiri Persero Tbk	1,169,310
919,193		PT Bank Negara Indonesia	370,527
1,212,500		PT Bumi Resources Tbk	84,682
917,500		PT Charoen Pokphand Indonesia Tbk	365,972
316,500		PT Excelcomindo Pratama	162,640
803,500		PT Global MediaCom Tbk	179,555
61,000		PT Gudang Garam Tbk	324,790
87,000		PT Indo Tambangraya Megah	370,357
188,000		PT Indocement Tunggal Prakarsa Tbk	419,852
565,000		PT Indofood Sukses Makmur Tbk	349,975
159,500		PT Indosat Tbk	111,457
203,500		PT Jasa Marga Tbk	114,867
2,823,500		PT Kalbe Farma Tbk	315,733
516,000		PT Media Nusantara Citra Tbk	125,962
1,444,500		PT Perusahaan Gas Negara	693,476
387,000		PT Semen Gresik Persero Tbk	626,296
162,000		PT Tambang Batubara Bukit Asam Tbk	258,222
1,367,000		PT Telekomunikasi Indonesia Tbk (Series B)	1,369,127
195,500		PT Unilever Indonesia Tbk	442,751
209,000		PT United Tractors Tbk	424,915

		TOTAL INDONESIA	13,891,444

KOREA, REPUBLIC OF - 13.7%
428		Amorepacific Corp	430,276
23,000		BS Financial Group	304,075
15,623		Celltrion, Inc	368,122
12,230		Cheil Communications, Inc	251,690
6,366		Cheil Industries, Inc	510,330
1,064		CJ CheilJedang Corp	362,501
2,029		CJ Corp	232,477
3,495		Daelim Industrial Co	297,390
9,850	*	Daewoo Engineering & Construction Co Ltd	81,894
6,110		Daewoo International Corp	208,749
20,342		Daewoo Securities Co Ltd	223,220
12,160		Daewoo Shipbuilding & Marine Engineering Co Ltd	332,918
2,009		DC Chemical Co Ltd	309,070
17,550		DGB Financial Group Co Ltd	235,213
5,537		Dongbu Insurance Co Ltd	237,562

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

955		Doosan Corp	$112,690
6,007		Doosan Heavy Industries and Construction Co Ltd	256,903
12,880	*	Doosan Infracore Co Ltd	190,553
2,768		E-Mart Co Ltd	614,795
1,697		GLOVIS Co Ltd	316,086
4,410		GS Engineering & Construction Corp	225,544
8,671		GS Holdings Corp	565,562
31,230		Hana Financial Group, Inc	1,118,286
9,537	*	Hankook Tire Co Ltd	392,218
10,350		Hanwha Chemical Corp	183,054
5,501		Hanwha Corp	168,883
2,472		Honam Petrochemical Corp	573,551
70,670	*	Hynix Semiconductor, Inc	1,581,672
2,986		Hyosung Corp	175,014
1,986		Hyundai Department Store Co Ltd	294,800
6,580		Hyundai Development Co	141,088
8,669		Hyundai Engineering & Construction Co Ltd	546,117
5,598		Hyundai Heavy Industries	1,105,350
4,158		Hyundai Hysco	143,912
8,390		Hyundai Marine & Fire Insurance Co Ltd	258,085
4,640	*	Hyundai Merchant Marine Co Ltd	87,139
1,364		Hyundai Mipo Dockyard	146,649
9,187		Hyundai Mobis	2,405,886
20,850		Hyundai Motor Co	3,926,293
4,911		Hyundai Motor Co Ltd (2nd Preference)	336,931
3,132		Hyundai Motor Co Ltd (Preference)	199,034
12,770		Hyundai Securities Co	104,008
7,257		Hyundai Steel Co	552,726
2,004		Hyundai Wia Corp	270,474
21,610		Industrial Bank of Korea	244,174
13,280		Kangwon Land, Inc	380,957
49,866		KB Financial Group, Inc	1,775,176
516		KCC Corp	137,876
35,392		Kia Motors Corp	1,681,091
3,920		Korea Aerospace Industries Ltd	90,888
35,020	*	Korea Electric Power Corp	1,039,404
34,090	*	Korea Exchange Bank	237,284
3,238		Korea Gas Corp	198,329
4,830		Korea Investment Holdings Co Ltd	187,607
1,766		Korea Kumho Petrochemical	193,174
20,670		Korea Life Insurance Co Ltd	140,754
1,113		Korea Zinc Co Ltd	392,450
4,540	*	Korean Air Lines Co Ltd	189,562
4,720		KT Corp	158,860
15,196		KT&G Corp	1,059,188
6,299		LG Chem Ltd	1,762,499
950		LG Chem Ltd (Preference)	84,389
12,462		LG Corp	734,142
14,413		LG Electronics, Inc	954,308
1,247		LG Household & Health Care Ltd	694,781
1,228	*	LG Innotek Co Ltd	86,236

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

29,770		LG Telecom Ltd	$222,577
31,510	*	LG.Philips LCD Co Ltd	846,152
88		Lotte Confectionery Co Ltd	139,238
1,472		Lotte Shopping Co Ltd	503,694
2,259		LS Cable Ltd	189,827
1,838		LS Industrial Systems Co Ltd	113,793
1,582		Mando Corp	175,798
2,249		Mirae Asset Securities Co Ltd	77,991
1,967		NCsoft	249,244
791	*,m	Neo Holdings Co Ltd	0
5,564		NHN Corp	1,230,517
486		Orion Corp	454,264
360		Pacific Corp	136,186
8,908		POSCO	2,912,045
1,734		S1 Corp (Korea)	104,002
5,568		Samsung Card Co	183,119
16,728		Samsung Corp	974,285
7,864		Samsung Electro-Mechanics Co Ltd	662,539
14,967		Samsung Electronics Co Ltd	19,912,605
2,789		Samsung Electronics Co Ltd (Preference)	2,173,295
3,852		Samsung Engineering Co Ltd	549,834
4,725		Samsung Fire & Marine Insurance Co Ltd	956,230
21,710		Samsung Heavy Industries Co Ltd	762,853
7,937		Samsung Life Insurance Co Ltd	765,417
4,509		Samsung SDI Co Ltd	590,110
7,877		Samsung Securities Co Ltd	407,892
4,717		Samsung Techwin Co Ltd	249,533
57,926		Shinhan Financial Group Co Ltd	2,176,324
833		Shinsegae Co Ltd	168,308
3,171		SK C&C Co Ltd	301,230
3,451		SK Corp	545,385
8,900		SK Energy Co Ltd	1,402,536
14,850		SK Networks Co Ltd	109,761
948		SK Telecom Co Ltd	145,777
4,000		SK Telecom Co Ltd (ADR)	67,800
7,249		S-Oil Corp	652,095
6,820		Woongjin Coway Co Ltd	296,243
47,090		Woori Finance Holdings Co Ltd	553,670
15,721		Woori Investment & Securities Co Ltd	178,273
1,055		Yuhan Corp	177,783

		TOTAL KOREA, REPUBLIC OF	76,120,144

MALAYSIA - 3.1%
156,000		AirAsia BHD	139,429
111,000		Alliance Financial Group BHD	152,549
227,800		AMMB Holdings BHD	466,304
19,500		Asiatic Development BHD	51,690
85,151		Berjaya Sports Toto BHD	119,260
14,700		British American Tobacco Malaysia BHD	271,401
181,800		Bumi Armada BHD	220,594
653,500		Bumiputra-Commerce Holdings BHD	1,516,402
414,900		Digi.Com BHD	657,023
135,200		Felda Global Ventures Holdings BHD	199,297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

193,400		Gamuda BHD	$231,574
269,900		Genting BHD	825,070
75,120		Hong Leong Bank BHD	344,220
17,800		Hong Leong Credit BHD	78,831
303,800	*	IHH Healthcare BHD	321,922
131,700		IJM Corp BHD	213,724
426,000		IOI Corp BHD	681,484
59,400		Kuala Lumpur Kepong BHD	414,863
41,100		Lafarge Malayan Cement BHD	123,022
576,668		Malayan Banking BHD	1,648,153
40,128		Malaysia Airports Holdings BHD	71,164
25,500		Malaysia Marine and Heavy Engineering Sdn BHD	34,599
306,000		Maxis BHD	627,364
91,400		MISC BHD	130,908
28,000	*	MMC Corp BHD	21,967
56,931		Parkson Holdings BHD	88,502
373,600		Petronas Chemicals Group BHD	715,455
83,400		Petronas Dagangan BHD	611,475
80,400		Petronas Gas BHD	480,278
53,800		PPB Group BHD	215,754
147,200		Public Bank BHD (Foreign)	735,289
382,800		Resorts World BHD	452,242
68,366		RHB Capital BHD	170,272
362,700	*	Sapurakencana Petroleum BHD	340,985
379,200		Sime Darby BHD	1,135,454
153,600		Telekom Malaysia BHD	274,374
387,250		Tenaga Nasional BHD	873,217
342,900		TM International BHD	695,354
119,400	*	UEM Land Holdings BHD	84,563
65,500		UMW Holdings BHD	255,929
632,500		YTL Corp BHD	335,706
273,666		YTL Power International BHD	133,896

		TOTAL MALAYSIA	17,161,559

MEXICO - 5.1%
385,450		Alfa S.A. de C.V. (Class A)	925,534
59,700		Alpek SAB de C.V.	148,280
5,277,970		America Movil S.A. de C.V. (Series L)	6,629,322
1,434,282	*,e	Cemex S.A. de C.V.	1,564,618
60,560		Coca-Cola Femsa S.A. de C.V.	958,321
134,886	e	Compartamos SAB de C.V.	209,629
60,000		Controladora Comercial Mexicana S.A. de C.V.	218,253
26,900	e	El Puerto de Liverpool SAB de C.V.	298,120
41,825		Embotelladoras Arca SAB de C.V.	318,952
266,137		Fomento Economico Mexicano S.A. de C.V.	2,873,700
37,528		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	233,823
25,800	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	309,529
215,020	e	Grupo Bimbo S.A. de C.V. (Series A)	556,042
67,098		Grupo Carso S.A. de C.V. (Series A1)	325,764
251,787		Grupo Financiero Banorte S.A. de C.V.	1,736,128
255,632	e	Grupo Financiero Inbursa S.A.	716,355
205,500		Grupo Financiero Santander Mexico SAB de C.V.	634,541

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

516,956		Grupo Mexico S.A. de C.V. (Series B)	$1,926,398
90,052	e	Grupo Modelo S.A. (Series C)	766,263
347,426		Grupo Televisa S.A.	1,946,631
23,000	*,e	Industrias CH SAB de C.V.	189,487
18,027		Industrias Penoles S.A. de C.V.	885,456
212,542		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	594,936
143,396	e	Mexichem SAB de C.V.	811,118
77,640	*	Minera Frisco SAB de C.V.	333,163
727,489		Wal-Mart de Mexico S.A. de C.V. (Series V)	2,358,477

		TOTAL MEXICO	28,468,840

MOROCCO - 0.1%
5,982		Attijariwafa Bank	225,765
11,822		Douja Promotion Groupe Addoha S.A.	87,316
10,002		Maroc Telecom	127,860

		TOTAL MOROCCO	440,941

PERU - 0.4%
25,522		Cia de Minas Buenaventura S.A. (ADR) (Series B)	755,196
9,272		Credicorp Ltd (NY)	1,453,201

		TOTAL PERU	2,208,397

PHILIPPINES - 0.9%
241,200		Aboitiz Equity Ventures, Inc	329,641
260,100		Aboitiz Power Corp	243,698
574,000		Alliance Global Group, Inc	266,875
25,378		Ayala Corp	354,805
665,600		Ayala Land, Inc	474,453
201,616	*	Banco de Oro Universal Bank	381,219
89,714		Bank of the Philippine Islands	220,870
85,490		DMCI Holdings, Inc	115,570
3,475		Globe Telecom, Inc	91,885
80,690		International Container Term Services, Inc	150,935
50,570		Jollibee Foods Corp	136,353
43,001		Metropolitan Bank & Trust	111,435
6,110		Philippine Long Distance Telephone Co	420,774
1,063,900		PNOC Energy Development Corp	187,149
54,550		San Miguel Corp	150,671
29,819		SM Investments Corp	697,324
842,075		SM Prime Holdings	362,848
112,940		Universal Robina	242,619

		TOTAL PHILIPPINES	4,939,124

POLAND - 1.4%
8,499		Asseco Poland S.A.	123,703
2,446		Bank Handlowy w Warszawie S.A.	75,770
34,133	*	Bank Millennium S.A.	50,462
15,223		Bank Pekao S.A.	748,745
1,265	*	BRE Bank S.A.	132,421
17,864	*	Cyfrowy Polsat S.A.	96,798
6,209		Enea S.A.	30,691
8,290		Eurocash S.A.	134,895

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,504	*	Grupa Lotos S.A.	$213,784
2,839		Jastrzebska Spolka Weglowa S.A.	86,576
18,945		KGHM Polska Miedz S.A.	1,159,270
356,376	*	Polish Oil & Gas Co	634,080
98,737		Polska Grupa Energetyczna S.A.	544,551
51,248	*	Polski Koncern Naftowy Orlen S.A.	811,334
98,347		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,099,511
7,410		Powszechny Zaklad Ubezpieczen S.A.	976,641
46,625		Synthos S.A.	79,135
126,545		Tauron Polska Energia S.A.	193,472
91,943		Telekomunikacja Polska S.A.	357,012

		TOTAL POLAND	7,548,851

RUSSIA - 5.9%
13,201		AFK Sistema (GDR)	289,754
85,762	*	Federal Grid Co Unified Energy System JSC (GDR)	308,743
185,000	d	Gazprom (ADR)	1,748,250
544,858		Gazprom OAO (ADR)	5,131,469
4,025		Gazpromneft OAO (ADR)	97,729
8,500		Gold Wheaton Gold Corp (GDR)	42,628
10,936	*	IDGC Holding JSC (GDR)	157,478
73,262		LUKOIL (ADR)	4,940,017
33,350		Magnit OAO (GDR)	1,480,401
9,934	e	Mechel Steel Group OAO (ADR)	67,054
11,500	*	MegaFon OAO (ADR)	310,615
58,481		MMC Norilsk Nickel (ADR)	1,165,017
64,919		Mobile TeleSystems (ADR)	1,276,308
13,732		NovaTek OAO (GDR)	1,607,009
4,686		Novolipetsk Steel (GDR)	99,507
188,931		Rosneft Oil Co (GDR)	1,658,601
23,587		Rostelecom (ADR)	570,781
140,022		RusHydro (ADR)	342,256
372,082		Sberbank of Russian Federation (ADR)	5,489,466
16,242		Severstal (GDR)	202,597
182,353		Surgutneftegaz (ADR)	1,890,405
35,892		Tatneft (GDR)	1,653,171
5,286		TMK OAO (GDR)	80,483
33,270		Uralkali (GDR)	1,265,932
146,491		VTB Bank OJSC (GDR)	534,733

		TOTAL RUSSIA	32,410,404

SOUTH AFRICA - 7.0%
39,058		ABSA Group Ltd	747,658
95,508	e	African Bank Investments Ltd	329,260
12,185		African Rainbow Minerals Ltd	274,382
8,269	e	Anglo Platinum Ltd	405,420
52,733		AngloGold Ashanti Ltd	1,474,038
40,524		Aspen Pharmacare Holdings Ltd	746,203
4,489	e	Assore Ltd	223,322
39,642		Aveng Ltd	138,493
26,793		Barloworld Ltd	250,734
40,305		Bidvest Group Ltd	962,175

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

30,906		Discovery Holdings Ltd	$228,575
441,628		FirstRand Ltd	1,592,247
27,520		Foschini Ltd	360,238
101,911		Gold Fields Ltd	1,181,070
209,919		Growthpoint Properties Ltd	591,156
52,585		Harmony Gold Mining Co Ltd	338,873
73,104	e	Impala Platinum Holdings Ltd	1,325,015
24,938		Imperial Holdings Ltd	542,962
33,713		Investec Ltd	243,601
11,449	e	Kumba Iron Ore Ltd	770,989
26,027	e	Kumba Resources Ltd	511,126
11,458		Liberty Holdings Ltd	147,486
120,737		Life Healthcare Group Holdings Pte Ltd	424,640
13,811		Massmart Holdings Ltd	281,955
138,569		Metropolitan Holdings Ltd	358,320
8,508	*	Mittal Steel South Africa Ltd	33,370
33,272		Mr Price Group Ltd	459,265
234,913		MTN Group Ltd	4,596,224
54,124		Naspers Ltd (N Shares)	3,493,240
27,805		Nedbank Group Ltd	603,370
105,073		Network Healthcare Holdings Ltd	230,234
32,059	e	Northam Platinum Ltd	131,342
24,666	e	Pick’n Pay Stores Ltd	125,495
54,432	e	PPC Ltd	199,291
328,525		Redefine Income Fund Ltd	352,216
60,924		Remgro Ltd	1,110,120
18,181		Reunert Ltd	151,633
96,666		RMB Holdings Ltd	463,621
85,078		RMI Holdings	217,656
246,933		Sanlam Ltd	1,253,036
69,536	*	Sappi Ltd	243,086
84,452		Sasol Ltd	3,647,036
60,303		Shoprite Holdings Ltd	1,134,770
21,991		Spar Group Ltd	289,323
165,216		Standard Bank Group Ltd	2,149,550
169,824	*,e	Steinhoff International Holdings Ltd	515,366
22,254	e	Tiger Brands Ltd	732,009
59,777		Truworths International Ltd	679,307
50,639	e	Vodacom Group Pty Ltd	704,343
105,457		Woolworths Holdings Ltd	749,338

		TOTAL SOUTH AFRICA	38,714,179

TAIWAN - 10.0%
308,000	*	Acer, Inc	272,434
811,372		Advanced Semiconductor Engineering, Inc	654,892
34,900		Advantech Co Ltd	146,085
9,000		Airtac International Group	52,629
269,849		Asia Cement Corp	343,497
92,500		Asustek Computer, Inc	1,060,100
976,000	*	AU Optronics Corp	397,020
128,840		Capital Securities Corp	50,247
75,000		Catcher Technology Co Ltd	335,612

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

947,664		Cathay Financial Holding Co Ltd	$1,056,555
100,000		Chailease Holding Co Ltd	267,942
571,098		Chang Hwa Commercial Bank	315,502
242,296		Cheng Shin Rubber Industry Co Ltd	633,172
44,410		Cheng Uei Precision Industry Co Ltd	83,700
63,380		Chicony Electronics Co Ltd	175,622
319,333	*	China Airlines	140,213
1,580,754	*	China Development Financial Holding Corp	437,189
244,675	*	China Life Insurance Co Ltd (Taiwan)	242,112
23,000		China Motor Corp	20,976
221,605		China Petrochemical Development Corp	136,397
1,636,919		China Steel Corp	1,544,039
1,554,119		Chinatrust Financial Holding Co	890,669
529,600		Chunghwa Telecom Co Ltd	1,687,678
51,497		Clevo Co	71,654
530,000		Compal Electronics, Inc	385,448
68,000		CTCI Corp	130,323
239,000		Delta Electronics, Inc	865,901
503,920		E.Sun Financial Holding Co Ltd	288,647
103,000		Epistar Corp	195,914
86,000		Eternal Chemical Co Ltd	73,761
206,100	*	Eva Airways Corp	132,068
202,299	*	Evergreen Marine Corp Tawain Ltd	127,229
111,992		Far Eastern Department Stores Co Ltd	111,127
398,895		Far Eastern Textile Co Ltd	462,473
221,000		Far EasTone Telecommunications Co Ltd	562,284
19,000		Farglory Land Development Co Ltd	35,004
51,000		Feng Hsin Iron & Steel Co	91,608
882,860		First Financial Holding Co Ltd	538,386
426,000		Formosa Chemicals & Fibre Corp	1,157,769
4,310		Formosa International Hotels Corp	52,736
226,000		Formosa Petrochemical Corp	651,895
545,000		Formosa Plastics Corp	1,480,826
60,000		Formosa Taffeta Co Ltd	57,920
99,722		Foxconn Technology Co Ltd	291,851
784,812		Fubon Financial Holding Co Ltd	1,003,072
1,071,800		Fuhwa Financial Holdings Co Ltd	581,251
35,000		Giant Manufacturing Co Ltd	186,123
3,000		Hermes Microvision, Inc	57,919
97,500		High Tech Computer Corp	961,564
19,200		Highwealth Construction Corp	39,909
22,752		Hiwin Technologies Corp	182,831
1,363,930		Hon Hai Precision Industry Co, Ltd	3,904,951
32,000		Hotai Motor Co Ltd	255,400
702,119		Hua Nan Financial Holdings Co Ltd	405,503
716,694	*	InnoLux Display Corp	373,196
274,060		Inventec Co Ltd	109,706
36,000		Kinsus Interconnect Technology Corp	113,046
13,000		Largan Precision Co Ltd	340,177
54,042		LEE Chang Yung Chem IND Corp	71,687
284,152		Lite-On Technology Corp	409,560
429,127		Macronix International	123,431

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

156,352		MediaTek, Inc	$1,712,506
1,118,642		Mega Financial Holding Co Ltd	916,167
27,000		Merida Industry Co Ltd	123,390
29,513		MStar Semiconductor, Inc	224,567
43,553		Nan Kang Rubber Tire Co Ltd	51,069
638,000		Nan Ya Plastics Corp	1,297,944
68,000		Novatek Microelectronics Corp Ltd	270,558
86,000		Oriental Union Chemical Corp	101,728
203,000	*	Pegatron Technology Corp	269,107
17,000		Phison Electronics Corp	114,913
298,000		Pou Chen Corp	297,784
79,000		Powertech Technology, Inc	118,972
80,000		President Chain Store Corp	432,375
92,000		Prime View International Co Ltd	67,826
332,000		Quanta Computer, Inc	775,978
57,810		Radiant Opto-Electronics Corp	224,419
59,411		Realtek Semiconductor Corp	133,132
16,000		Richtek Technology Corp	96,276
70,476		Ruentex Development Co Ltd	155,314
56,461		Ruentex Industries Ltd	143,604
28,000		Scinopharm Taiwan Ltd	66,470
712,934	*	Shin Kong Financial Holding Co Ltd	201,233
382,000		Siliconware Precision Industries Co	399,041
35,490		Simplo Technology Co Ltd	165,551
810,040		SinoPac Financial Holdings Co Ltd	356,839
37,600		Standard Foods Corp	105,081
167,000		Synnex Technology International Corp	339,017
909,590		Taishin Financial Holdings Co Ltd	360,489
328,363	*	Taiwan Business Bank	100,047
424,914		Taiwan Cement Corp	574,902
673,165		Taiwan Cooperative Financial Holding	375,221
98,000		Taiwan Fertilizer Co Ltd	243,222
104,129		Taiwan Glass Industrial Corp	102,102
228,200		Taiwan Mobile Co Ltd	811,962
3,341,000		Taiwan Semiconductor Manufacturing Co Ltd	11,448,684
236,000		Teco Electric and Machinery Co Ltd	196,338
30,626		TPK Holding Co Ltd	527,783
18,000		Transcend Information, Inc	49,211
48,760		Tripod Technology Corp	98,356
77,540		TSRC Corp	157,439
117,000		Tung Ho Steel Enterprise Corp	118,195
40,000		U-Ming Marine Transport Corp	64,650
154,000		Unimicron Technology Corp	154,033
575,754		Uni-President Enterprises Corp	1,011,400
1,610,000		United Microelectronics Corp	628,927
366,000	*	Walsin Lihwa Corp	123,459
88,000	*	Wan Hai Lines Ltd	47,995
171,795	*	Wintek Corp	82,280
264,044		Wistron Corp	305,978
182,500		WPG Holdings Co Ltd	245,903
148,700	*	Yang Ming Marine Transport	71,857
104,000		Yulon Motor Co Ltd	193,031

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

21,550		Zhen Ding Technology Holding Ltd	$52,967

		TOTAL TAIWAN	55,135,724

THAILAND - 2.5%
151,400		Advanced Info Service PCL	1,067,296
119,200		Airports of Thailand PCL	421,582
158,700		Bangkok Bank PCL (Foreign)	1,170,367
83,900		Bangkok Dusit Medical Service PCL	374,057
242,200		Bank of Ayudhya PCL (Foreign)	284,309
16,000		Banpu PCL	208,309
103,900		BEC World PCL (Foreign)	251,998
208,100		Central Pattana PCL (Foreign)	594,778
359,300		Charoen Pokphand Foods PCL	427,666
559,000		CP Seven Eleven PCL	876,426
40,900		Glow Energy PCL	108,298
133,978		Indorama Ventures PCL (Foreign)	117,938
1,762,800		IRPC PCL	260,157
230,900		Kasikornbank PCL (Foreign)	1,548,938
416,550		Krung Thai Bank PCL	322,680
203,284		PTT Exploration & Production PCL	1,132,086
189,041		PTT Global Chemical PCL	507,144
133,200		PTT PCL	1,523,402
7,700		Siam Cement PCL	114,642
40,000		Siam Cement PCL (Foreign)	620,666
218,200		Siam Commercial Bank PCL	1,310,271
9,000		Siam Makro PCL	134,764
176,300		Thai Oil PCL	436,004

		TOTAL THAILAND	13,813,778

TURKEY - 1.9%
241,148		Akbank TAS	1,219,452
25,887		Anadolu Efes Biracilik Ve Malt Sanayii AS	386,710
27,254		Arcelik AS	178,207
52,381	*	Asya Katilim Bankasi AS	66,434
13,884		BIM Birlesik Magazalar AS	673,187
7,352		Coca-Cola Icecek AS	178,761
61,054		Emlak Konut Gayrimenkul Yatiri	107,951
35,805		Enka Insaat ve Sanayi AS	107,515
124,142		Eregli Demir ve Celik Fabrikalari TAS	176,511
6,923		Ford Otomotiv Sanayi AS	78,742
106,693		Haci Omer Sabanci Holding AS	614,848
82,359		KOC Holding AS	429,751
3,810		Koza Altin Isletmeleri AS	93,776
15,832		TAV Havalimanlari Holding AS	98,546
12,526		Tofas Turk Otomobil Fabrik	75,575
23,958		Tupras Turkiye Petrol Rafine	660,861
63,931	*	Turk Hava Yollari	237,493
41,622		Turk Sise ve Cam Fabrikalari AS	72,624
65,367		Turk Telekomunikasyon AS	274,119
101,323	*	Turkcell Iletisim Hizmet AS	633,215
317,831		Turkiye Garanti Bankasi AS	1,593,843
85,614		Turkiye Halk Bankasi AS	845,346

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

220,624		Turkiye Is Bankasi (Series C)	$815,255
102,245		Turkiye Vakiflar Bankasi Tao	298,776
117,347	*	Yapi ve Kredi Bankasi	344,291

		TOTAL TURKEY	10,261,789

UKRAINE - 0.0%
5,152	*	Kernel Holding S.A.	115,773

		TOTAL UKRAINE	115,773

UNITED STATES - 2.4%
63,000		iShares MSCI Emerging Markets	2,785,860
2,400	*,e	iShares MSCI South Korea Index Fund	142,968
22,696		Southern Copper Corp (NY)	893,996
217,800		Vanguard Emerging Markets ETF	9,705,168

		TOTAL UNITED STATES	13,527,992

		TOTAL COMMON STOCKS	532,885,780

		(Cost $497,317,756)

PREFERRED STOCKS - 0.9%

BRAZIL - 0.9%
102,507		Ambev Cia De Bebidas Das	4,828,461

		TOTAL BRAZIL	4,828,461

PHILIPPINES - 0.0%
307,700	m	Ayala Land, Inc (Preferred B)	756

		TOTAL PHILIPPINES	756

		TOTAL PREFERRED STOCKS	4,829,217

		(Cost $3,571,655)

RIGHTS / WARRANTS - 0.0%
CHILE - 0.0%
1,529,936		Corpbanca	1,714

		TOTAL CHILE	1,714

		TOTAL RIGHTS / WARRANTS	1,714

		(Cost $0)

SHORT-TERM INVESTMENTS - 4.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
23,402,767	c	Navigator Securities Lending Trust	23,402,767

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	23,402,767

		TOTAL SHORT-TERM INVESTMENTS	23,402,767

		(Cost $23,402,767)

		TOTAL INVESTMENTS - 101.4%	561,119,478
		(Cost $524,292,178)

		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(7,617,938)

		NET ASSETS - 100.0%	$553,501,540

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,822,911.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2013

SECTOR	VALUE	% OF ASSETS NET

FINANCIALS	$156,042,032	28.3%
INFORMATION TECHNOLOGY	71,445,726	12.9
ENERGY	65,014,298	11.7
MATERIALS	60,475,905	10.9
CONSUMER STAPLES	46,277,985	8.4
TELECOMMUNICATION SERVICES	40,177,877	7.3
CONSUMER DISCRETIONARY	40,071,005	7.2
INDUSTRIALS	33,579,214	6.1
UTILITIES	17,952,916	3.2
HEALTH CARE	6,679,753	1.2
SHORT - TERM INVESTMENTS	23,402,767	4.2
OTHER ASSETS & LIABILITIES, NET	(7,617,938)	(1.4)

NET ASSETS	$553,501,540	100.0%

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2013

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

SINGAPORE - 0.0%
$175,498	Olam International Ltd	6.750%	01/29/18	$164,982

	TOTAL SINGAPORE			164,982

	TOTAL CORPORATE BONDS			164,982

	(Cost $166,723)

SHARES		COMPANY

COMMON STOCKS - 98.0%

AUSTRALIA - 8.5%
204,922		AGL Energy Ltd	3,295,137
122,558	e	ALS Ltd	1,440,867
860,929	e	Alumina Ltd	994,540
451,991		Amcor Ltd	3,959,452
1,073,371		AMP Ltd	5,958,438
298,260		APA Group	1,794,719
350,231		Asciano Group	1,766,715
1,009,457		Australia & New Zealand Banking Group Ltd	28,036,454
65,094		Australian Stock Exchange Ltd	2,378,026
143,353	e	Bendigo Bank Ltd	1,378,990
1,197,792		BHP Billiton Ltd	47,111,556
306,342	e	Boral Ltd	1,570,603
580,374		Brambles Ltd	4,902,134
47,580		Caltex Australia Ltd	965,448
720,360		CFS Gandel Retail Trust	1,503,493
215,493		Coca-Cola Amatil Ltd	3,110,082
20,559	e	Cochlear Ltd	1,730,288
591,686		Commonwealth Bank of Australia	39,805,340
159,945		Computershare Ltd	1,749,187
146,844		Crown Ltd	1,774,279
186,666		CSL Ltd	10,685,343
1,655,317		DB RREEF Trust	1,804,454
272,396		Echo Entertainment Group Ltd	1,020,378
523,158		Federation Centres	1,271,129
20,183	e	Flight Centre Ltd	639,927
535,194	e	Fortescue Metals Group Ltd	2,625,174
517,319		GPT Group (ASE)	2,046,496
253,540	e	Harvey Norman Holdings Ltd	519,190
152,340	e	Iluka Resources Ltd	1,544,190
586,190		Incitec Pivot Ltd	1,976,744
779,775		Insurance Australia Group Ltd	4,079,946
60,384		Leighton Holdings Ltd	1,305,453

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

196,118		Lend Lease Corp Ltd	$2,119,977
644,717		Macquarie Goodman Group	3,024,112
119,294		Macquarie Group Ltd	4,797,953
337,632	e	Metcash Ltd	1,341,571
1,232,393		Mirvac Group	2,045,446
844,699		National Australia Bank Ltd	24,137,075
282,353		Newcrest Mining Ltd	6,915,966
131,934		Orica Ltd	3,528,013
403,485		Origin Energy Ltd	5,300,662
122,975		Oxiana Ltd	891,825
494,080	*	Qantas Airways Ltd	789,799
439,124		QBE Insurance Group Ltd	5,469,003
657,086		QR National Ltd	2,722,864
47,701		Ramsay Health Care Ltd	1,469,431
355,524		Santos Ltd	4,441,255
74,088	e	Sims Group Ltd	721,188
134,052		Sonic Healthcare Ltd	1,910,233
598,153	e	SP AusNet	718,055
814,643		Stockland Trust Group	2,929,260
477,623		Suncorp-Metway Ltd	5,293,522
96,434		Sydney Airport	319,398
298,282	e	Tabcorp Holdings Ltd	949,330
494,090		Tattersall’s Ltd	1,676,977
1,619,381		Telstra Corp Ltd	7,773,029
246,104	e	Toll Holdings Ltd	1,356,633
498,708	e	Transurban Group	3,174,058
230,359		Treasury Wine Estates Ltd	1,143,278
373,909		Wesfarmers Ltd	14,673,423
798,910		Westfield Group	9,323,220
1,098,655		Westfield Retail Trust	3,679,318
1,144,823		Westpac Banking Corp	33,491,545
184,218	e	Whitehaven Coal Ltd	632,008
244,406		Woodside Petroleum Ltd	9,053,385
457,591		Woolworths Ltd	14,907,253
73,542		WorleyParsons Ltd	1,939,177

		TOTAL AUSTRALIA	369,403,414

AUSTRIA - 0.3%
28,697		Andritz AG.	1,887,941
83,202	*	Erste Bank der Oesterreichischen Sparkassen AG.	2,799,661
358,178		IMMOFINANZ Immobilien Anlagen AG.	1,569,132
24,160		Oest Elektrizitatswirts AG. (Class A)	514,835
53,280		OMV AG.	2,194,918
19,037	e	Raiffeisen International Bank Holding AG.	854,982
77,167		Telekom Austria AG.	571,351
39,691		Voestalpine AG.	1,455,275
13,460		Wiener Staedtische Allgemeine Versicherung AG.	711,153

		TOTAL AUSTRIA	12,559,248

BELGIUM - 1.1%
85,166		Ageas	2,813,055
54,626		Belgacom S.A.	1,667,369

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

27,422		Colruyt S.A.	$1,329,426
36,797		Delhaize Group	1,744,458
30,895		Groupe Bruxelles Lambert S.A.	2,578,530
298,409		InBev NV	26,256,584
89,811		KBC Groep NV	3,535,545
21,505	e	Solvay S.A.	3,378,737
20,503		Telenet Group Holding NV	970,189
39,767		UCB S.A.	2,295,415
43,670		Umicore	2,272,112

		TOTAL BELGIUM	48,841,420

CHINA - 0.0%
908,000	e	Yangzijiang Shipbuilding	719,325

		TOTAL CHINA	719,325

DENMARK - 1.2%
200		AP Moller - Maersk AS (Class A)	1,512,342
477		AP Moller - Maersk AS (Class B)	3,805,142
40,098		Carlsberg AS (Class B)	4,289,225
44,329		Coloplast A.S.	2,339,602
246,220	*	Danske Bank AS	4,718,119
73,983		DSV AS	1,896,705
151,326		Novo Nordisk AS (Class B)	27,857,919
88,260		Novozymes AS	2,892,412
177,114		TDC AS	1,357,440
9,064	e	TrygVesta AS	712,293
10,970	*,e	William Demant Holding	961,399

		TOTAL DENMARK	52,342,598

FINLAND - 0.8%
56,268		Elisa Oyj (Series A)	1,337,994
168,666		Fortum Oyj	3,156,006
23,040		Kesko Oyj (B Shares)	753,941
58,552		Kone Oyj (Class B)	4,830,256
46,234		Metso Oyj	2,067,376
47,023	e	Neste Oil Oyj	750,487
1,388,244	e	Nokia Oyj	5,448,862
44,153		Nokian Renkaat Oyj	1,898,526
56,832		OKO Bank (Class A)	972,207
34,954	e	Orion Oyj (Class B)	975,524
156,047		Sampo Oyj (A Shares)	5,601,842
197,627	e	Stora Enso Oyj (R Shares)	1,409,437
201,687		UPM-Kymmene Oyj	2,466,042
60,711		Wartsila Oyj (B Shares)	2,885,218

		TOTAL FINLAND	34,553,718

FRANCE - 9.1%
52,989		Accor S.A.	2,068,425
10,251		Aeroports de Paris	844,943
115,819		Air Liquide	14,786,892
77,874		Alstom RGPT	3,451,861
23,904		Arkema	2,710,232

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

19,672		Atos Origin S.A.	$1,437,887
656,430		AXA S.A.	12,153,774
372,563		BNP Paribas	23,376,225
72,726		Bouygues S.A.	2,063,522
20,049		Bureau Veritas S.A.	2,399,709
53,190		Cap Gemini S.A.	2,563,260
223,266		Carrefour S.A.	6,365,337
21,312		Casino Guichard Perrachon S.A.	2,087,071
20,550		Christian Dior S.A.	3,588,567
63,183		CNP Assurances	1,044,557
147,716		Compagnie de Saint-Gobain	6,078,383
60,638	*	Compagnie Generale de Geophysique S.A.	1,756,663
75,193		Compagnie Generale d’Optique Essilor International S.A.	7,664,411
379,206	*	Credit Agricole S.A.	3,748,387
22,419		Dassault Systemes S.A.	2,492,825
60,854		Edenred	1,950,063
86,586	e	Electricite de France	1,662,239
14,237		Eurazeo	751,076
153,736		European Aeronautic Defence and Space Co	7,207,330
47,188		Eutelsat Communications	1,620,969
9,633		Fonciere Des Regions	813,309
686,303		France Telecom S.A.	7,794,208
474,180		Gaz de France	9,727,198
7,966		Gecina S.A.	902,286
214,624		Groupe Danone	14,873,906
200,779		Groupe Eurotunnel S.A.	1,707,295
8,088		Icade	713,520
8,242		Iliad S.A.	1,527,571
12,187		Imerys S.A.	805,905
24,277		JC Decaux S.A.	678,086
38,140		Klepierre	1,502,801
69,724		Lafarge S.A.	4,258,142
45,337		Lagardere S.C.A.	1,638,757
88,639		Legrand S.A.	4,021,299
89,526		L’Oreal S.A.	13,294,030
94,312		LVMH Moet Hennessy Louis Vuitton S.A.	17,756,806
67,635		Michelin (C.G.D.E.) (Class B)	6,290,297
368,094		Natixis	1,458,540
78,669		Pernod-Ricard S.A.	9,847,272
87,924	e	Peugeot S.A.	685,279
28,062		PPR	6,035,176
63,941		Publicis Groupe S.A.	4,184,167
9,444		Remy Cointreau S.A.	1,205,241
71,309		Renault S.A.	4,298,103
38,588		Rexel S.A.	820,551
86,311		Safran S.A.	3,964,059
442,918		Sanofi-Aventis	43,178,392
195,157		Schneider Electric S.A.	14,847,099
58,501		SCOR	1,684,287
10,320		Societe BIC S.A.	1,388,621
260,859	*	Societe Generale	11,779,319
35,936	e	Sodexho Alliance S.A.	3,203,381

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

110,158		Suez Environnement S.A.	$1,456,716
37,724	e	Technip S.A.	4,084,722
32,703		Thales S.A.	1,177,738
790,155		Total S.A.	42,820,333
34,156		Unibail	8,066,678
39,863	e	Vallourec	2,162,990
121,971		Veolia Environnement	1,561,648
170,673		Vinci S.A.	8,687,876
482,729		Vivendi Universal S.A.	10,337,921
13,452		Wendel	1,459,461
12,328		Zodiac S.A.	1,349,677

		TOTAL FRANCE	395,925,271

GERMANY - 8.5%
77,319		Adidas-Salomon AG.	7,180,436
169,213		Allianz AG.	24,212,196
14,297	e	Axel Springer AG.	667,941
341,339		BASF AG.	34,571,039
307,167		Bayer AG.	30,312,069
123,018		Bayerische Motoren Werke AG.	12,390,187
19,199		Bayerische Motoren Werke AG. (Preference)	1,312,762
38,681		Beiersdorf AG.	3,394,772
18,650		Brenntag AG.	2,655,258
30,712		Celesio AG.	557,847
1,395,777	*	Commerzbank AG.	3,056,168
40,577		Continental AG.	4,762,143
336,920		Daimler AG. (Reg)	19,609,468
345,329		Deutsche Bank AG.	17,860,205
71,795		Deutsche Boerse AG.	4,727,508
83,047		Deutsche Lufthansa AG.	1,649,612
337,096		Deutsche Post AG.	7,915,646
1,042,812		Deutsche Telekom AG.	12,811,148
668,863		E.ON AG.	11,630,361
12,641	e	Fraport AG. Frankfurt Airport Services Worldwide	766,188
78,304		Fresenius Medical Care AG.	5,519,567
46,252		Fresenius SE	5,625,313
62,998		GEA Group AG.	2,282,630
23,632		Hannover Rueckversicherung AG.	1,907,830
50,736		HeidelbergCement AG.	3,198,303
49,218		Henkel KGaA	3,650,954
66,115		Henkel KGaA (Preference)	5,837,242
10,454	*	Hochtief AG.	682,188
9,130		Hugo Boss AG.	1,072,820
390,337		Infineon Technologies AG.	3,520,641
62,576		K&S AG.	2,820,882
34,093		Kabel Deutschland Holding AG.	2,762,522
31,833		Lanxess AG.	2,688,928
68,753		Linde AG.	12,531,823
15,181		MAN AG.	1,829,620
24,464		Merck KGaA	3,401,289
46,823		Metro AG.	1,446,035
66,821		Muenchener Rueckver AG.	12,272,050

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

57,327		Porsche AG.	$4,991,324
31,062		ProSiebenSat.1 Media AG.	1,059,314
181,757		RWE AG.	6,834,379
12,998	e	RWE AG. (Preference)	458,055
13,680		Salzgitter AG.	637,698
342,289		SAP AG.	28,070,194
305,678	e	Siemens AG.	33,491,163
31,916		Suedzucker AG.	1,365,215
138,962		ThyssenKrupp AG.	3,373,201
35,322		United Internet AG.	821,230
11,482		Volkswagen AG.	2,652,416
53,791		Volkswagen AG. (Preference)	13,317,345

		TOTAL GERMANY	372,165,125

GREECE - 0.1%
78,915		Coca Cola Hellenic Bottling Co S.A.	2,051,939
82,764		OPAP S.A.	716,542

		TOTAL GREECE	2,768,481

HONG KONG - 3.0%
4,029,000		AIA Group Ltd	16,027,829
84,500	e	ASM Pacific Technology	1,067,240
493,885	e	Bank of East Asia Ltd	2,029,919
1,343,500		BOC Hong Kong Holdings Ltd	4,636,015
507,000	e	Cathay Pacific Airways Ltd	984,109
516,000		Cheung Kong Holdings Ltd	8,462,763
206,000		Cheung Kong Infrastructure Holdings Ltd	1,308,202
654,500		CLP Holdings Ltd	5,561,526
750,000		First Pacific Co	965,974
797,000	*,e	Galaxy Entertainment Group Ltd	3,591,430
814,000		Hang Lung Properties Ltd	3,073,837
288,900	e	Hang Seng Bank Ltd	4,730,813
344,505		Henderson Land Development Co Ltd	2,480,342
803,000		HKT Trust and HKT Ltd	748,510
1,948,986		Hong Kong & China Gas Ltd	5,523,224
521,500		Hong Kong Electric Holdings Ltd	4,518,644
405,004		Hong Kong Exchanges and Clearing Ltd	7,683,191
239,040		Hopewell Holdings	986,107
794,000		Hutchison Whampoa Ltd	8,874,604
263,792		Hysan Development Co Ltd	1,328,278
290,623		Kerry Properties Ltd	1,569,236
2,192,600	e	Li & Fung Ltd	3,074,997
853,508		Link Real Estate Investment Trust	4,437,351
531,143		MTR Corp	2,192,509
1,367,540		New World Development Ltd	2,515,228
1,389,999		Noble Group Ltd	1,370,745
533,251		NWS Holdings Ltd	951,613
82,300		Orient Overseas International Ltd	576,598
1,606,000		PCCW Ltd	710,084
574,192		Shangri-La Asia Ltd	1,358,941
1,103,367		Sino Land Co	2,062,962
707,000		SJM Holdings Ltd	1,930,091

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

581,240		Sun Hung Kai Properties Ltd	$9,549,084
247,500		Swire Pacific Ltd (Class A)	3,176,745
427,400		Swire Properties Ltd	1,565,203
549,762		Wharf Holdings Ltd	4,856,255
331,000		Wheelock & Co Ltd	1,865,190
62,414		Wing Hang Bank Ltd	654,402
272,500		Yue Yuen Industrial Holdings	912,816

		TOTAL HONG KONG	129,912,607

INDIA - 0.0%
37,501		Vedanta Resources plc	716,143

		TOTAL INDIA	716,143

IRELAND - 0.5%
67,097	*,m	Anglo Irish Bank Corp plc	0
268,083		CRH plc	5,783,202
181,748	*	Elan Corp plc	1,917,659
173,154		James Hardie Industries NV	1,839,753
56,717		Kerry Group plc (Class A)	2,976,452
41,178		Ryanair Holdings plc	307,161
4,828		Ryanair Holdings plc (ADR)	188,050
208,001		Shire Ltd	6,958,097

		TOTAL IRELAND	19,970,374

ISRAEL - 0.5%
381,460	*	Bank Hapoalim Ltd	1,608,216
451,158		Bank Leumi Le-Israel	1,507,493
798,394		Bezeq Israeli Telecommunication Corp Ltd	935,650
1,655		Delek Group Ltd	408,819
173,911		Israel Chemicals Ltd	2,309,826
842		Israel Corp Ltd	576,215
13,144	*	Mellanox Technologies Ltd	667,576
42,550	*	Mizrahi Tefahot Bank Ltd	450,547
21,529	*	Nice Systems Ltd	791,158
350,241		Teva Pharmaceutical Industries Ltd	13,308,284

		TOTAL ISRAEL	22,563,784

ITALY - 2.2%
434,214		Assicurazioni Generali S.p.A.	8,312,405
119,147		Autostrade S.p.A.	2,200,113
3,724,618		Banca Intesa S.p.A.	7,592,074
411,636		Banca Intesa S.p.A. RSP	698,620
2,242,505	e	Banca Monte dei Paschi di Siena S.p.A.	749,085
309,309		Banche Popolari Unite Scpa	1,614,371
643,940		Banco Popolare Scarl	1,341,637
687,682		Enel Green Power S.p.A	1,417,973
2,446,778		Enel S.p.A.	10,668,379
945,095		ENI S.p.A.	23,606,156
23,157		Exor S.p.A.	684,447
322,909		Fiat Industrial S.p.A.	4,155,563
321,005	*,e	Fiat S.p.A.	1,964,840
169,768	*,e	Finmeccanica S.p.A.	1,115,648

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

62,874		Luxottica Group S.p.A.	$2,901,731
186,529		Mediobanca S.p.A.	1,372,926
87,954		Pirelli & C S.p.A.	1,078,799
81,052		Prysmian S.p.A.	1,732,193
99,193		Saipem S.p.A.	2,816,547
610,786		Snam Rete Gas S.p.A.	3,086,708
2,176,662		Telecom Italia RSP	1,859,566
3,385,642		Telecom Italia S.p.A.	3,359,549
469,499		Terna Rete Elettrica Nazionale S.p.A.	1,976,766
1,504,744	*	UniCredit S.p.A	9,713,366

		TOTAL ITALY	96,019,462

JAPAN - 19.2%
9,100		ABC-Mart, Inc	346,228
13,990	*,e	Acom Co Ltd	365,655
62,800	e	Advantest Corp	855,149
215,100	e	Aeon Co Ltd	2,439,746
21,000	e	Aeon Credit Service Co Ltd	435,704
26,000		Aeon Mall Co Ltd	627,599
53,000		Air Water, Inc	676,950
69,100		Aisin Seiki Co Ltd	2,263,475
244,000		Ajinomoto Co, Inc	3,309,575
15,000		Alfresa Holdings Corp	657,203
418,000	e	All Nippon Airways Co Ltd	818,461
133,000		Amada Co Ltd	831,187
210,000	e	Aozora Bank Ltd	590,394
139,100		Asahi Breweries Ltd	2,956,249
363,000		Asahi Glass Co Ltd	2,408,315
457,000		Asahi Kasei Corp	2,637,540
54,100		Asics Corp	770,487
164,500		Astellas Pharma, Inc	8,373,942
114,000	e	Bank of Kyoto Ltd	943,284
465,000		Bank of Yokohama Ltd	2,221,007
24,900		Benesse Corp	1,085,511
241,200		Bridgestone Corp	6,325,892
85,100		Brother Industries Ltd	904,847
7,900	e	Calbee, Inc	650,261
421,100		Canon, Inc	15,334,453
97,200	e	Casio Computer Co Ltd	838,507
54,100		Central Japan Railway Co	4,731,849
272,000		Chiba Bank Ltd	1,694,906
66,000	e	Chiyoda Corp	827,349
243,000		Chubu Electric Power Co, Inc	3,069,492
80,758		Chugai Pharmaceutical Co Ltd	1,661,279
62,000	e	Chugoku Bank Ltd	853,966
107,100		Chugoku Electric Power Co, Inc	1,409,278
98,400		Citizen Watch Co Ltd	563,634
20,400		Coca-Cola West Japan Co Ltd	322,149
268,000		Cosmo Oil Co Ltd	602,499
56,900		Credit Saison Co Ltd	1,204,059
201,000		Dai Nippon Printing Co Ltd	1,624,971
119,000		Daicel Chemical Industries Ltd	830,970

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

125,000		Daido Steel Co Ltd	$558,032
75,000	e	Daihatsu Motor Co Ltd	1,560,194
3,168		Dai-ichi Mutual Life Insurance Co	4,539,910
248,800		Daiichi Sankyo Co Ltd	4,212,303
84,700		Daikin Industries Ltd	3,236,311
57,500	e	Dainippon Sumitomo Pharma Co Ltd	810,600
26,300		Daito Trust Construction Co Ltd	2,591,270
188,000		Daiwa House Industry Co Ltd	3,454,733
617,000	e	Daiwa Securities Group, Inc	3,588,720
42,700	e	Dena Co Ltd	1,350,412
208,000		Denki Kagaku Kogyo KK	751,126
180,800		Denso Corp	6,773,763
65,000		Dentsu, Inc	1,817,561
19,500		Don Quijote Co Ltd	776,389
126,500		East Japan Railway Co	8,539,669
94,300		Eisai Co Ltd	4,122,912
42,200		Electric Power Development Co	970,219
20,700		FamilyMart Co Ltd	831,540
71,200		Fanuc Ltd	11,110,794
19,800		Fast Retailing Co Ltd	5,202,991
212,000		Fuji Electric Holdings Co Ltd	495,049
167,200		Fuji Folms Holdings Corp	3,333,902
212,000		Fuji Heavy Industries Ltd	2,867,242
672,000		Fujitsu Ltd	2,721,111
273,000		Fukuoka Financial Group, Inc	1,149,467
238,000	*	Furukawa Electric Co Ltd	482,307
43,200	*,e	Gree, Inc	642,339
131,000	e	GS Yuasa Corp	466,425
128,000		Gunma Bank Ltd	617,828
139,000		Hachijuni Bank Ltd	695,911
8,340		Hakuhodo DY Holdings, Inc	568,308
28,200		Hamamatsu Photonics KK	1,078,204
440,000		Hankyu Hanshin Holdings, Inc	2,401,006
95,000		Hino Motors Ltd	998,279
10,800	e	Hirose Electric Co Ltd	1,285,587
182,000		Hiroshima Bank Ltd	773,746
22,500	e	Hisamitsu Pharmaceutical Co, Inc	1,205,254
34,600		Hitachi Chemical Co Ltd	487,230
38,800	e	Hitachi Construction Machinery Co Ltd	891,016
27,900		Hitachi High-Technologies Corp	554,088
1,724,000		Hitachi Ltd	10,230,380
61,000		Hitachi Metals Ltd	524,465
78,600		Hokkaido Electric Power Co, Inc	753,218
65,100		Hokuriku Electric Power Co	717,729
605,900		Honda Motor Co Ltd	22,902,529
157,100		Hoya Corp	3,033,371
53,300	e	Ibiden Co Ltd	759,668
7,400	e	Idemitsu Kosan Co Ltd	648,838
818		Inpex Holdings, Inc	4,736,038
128,280		Isetan Mitsukoshi Holdings Ltd	1,266,802
531,000		Ishikawajima-Harima Heavy Industries Co Ltd	1,376,590
428,000		Isuzu Motors Ltd	2,684,208

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

559,900		Itochu Corp	$6,332,191
9,300		Itochu Techno-Science Corp	403,600
88,000		Iyo Bank Ltd	719,637
169,400		J Front Retailing Co Ltd	929,217
25,400	*	Japan Airlines Co Ltd	1,047,791
9,700		Japan Petroleum Exploration Co	357,417
334		Japan Prime Realty Investment Corp	949,607
212		Japan Real Estate Investment Corp	2,143,558
745		Japan Retail Fund Investment Corp	1,411,640
132,000		Japan Steel Works Ltd	761,591
334,400		Japan Tobacco, Inc	10,433,634
184,200		JFE Holdings, Inc	3,931,829
75,000		JGC Corp	2,126,164
235,000	e	Joyo Bank Ltd	1,101,759
64,400		JSR Corp	1,273,366
83,300		JTEKT Corp	889,786
753		Jupiter Telecommunications Co	901,673
833,600		JX Holdings, Inc	4,918,091
344,000		Kajima Corp	1,031,159
97,000		Kamigumi Co Ltd	790,120
93,000		Kaneka Corp	497,492
284,200		Kansai Electric Power Co, Inc	2,707,738
79,000	e	Kansai Paint Co Ltd	879,759
195,500		Kao Corp	5,608,086
521,000		Kawasaki Heavy Industries Ltd	1,614,097
99,500		KDDI Corp	7,403,422
184,000	e	Keihin Electric Express Railway Co Ltd	1,560,721
209,000	e	Keio Corp	1,551,240
118,000		Keisei Electric Railway Co Ltd	1,046,227
16,500		Keyence Corp	4,577,633
61,000		Kikkoman Corp	912,196
44,000		Kinden Corp	291,762
622,000	e	Kintetsu Corp	2,555,620
314,000		Kirin Brewery Co Ltd	3,923,665
946,000	*,e	Kobe Steel Ltd	1,168,328
34,000		Koito Manufacturing Co Ltd	566,789
346,800		Komatsu Ltd	9,223,491
36,300		Konami Corp	770,354
171,000		Konica Minolta Holdings, Inc	1,365,774
408,000		Kubota Corp	4,660,184
124,200		Kuraray Co Ltd	1,595,659
40,000		Kurita Water Industries Ltd	786,214
56,900		Kyocera Corp	5,154,004
98,000		Kyowa Hakko Kogyo Co Ltd	926,603
166,500		Kyushu Electric Power Co, Inc	1,602,574
21,800		Lawson, Inc	1,579,769
96,200		LIXIL Group Corp	2,235,531
11,900		Mabuchi Motor Co Ltd	534,318
40,200		Makita Corp	1,957,798
599,000		Marubeni Corp	4,399,853
99,700		Marui Co Ltd	810,488
22,600		Maruichi Steel Tube Ltd	502,629

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

819,500	e	Matsushita Electric Industrial Co Ltd	$5,394,369
1,021,000	*	Mazda Motor Corp	2,761,925
29,600	e	McDonald’s Holdings Co Japan Ltd	759,766
53,100		Mediceo Paltac Holdings Co Ltd	672,793
22,100		MEIJI Holdings Co Ltd	977,227
256,800		Millea Holdings, Inc	7,583,810
20,100		Miraca Holdings, Inc	838,031
489,500		Mitsubishi Chemical Holdings Corp	2,266,591
522,600		Mitsubishi Corp	11,025,388
717,000		Mitsubishi Electric Corp	5,942,402
465,000		Mitsubishi Estate Co Ltd	11,262,262
140,000		Mitsubishi Gas Chemical Co, Inc	937,074
1,101,000		Mitsubishi Heavy Industries Ltd	5,887,395
43,000		Mitsubishi Logistics Corp	644,932
404,000		Mitsubishi Materials Corp	1,293,577
1,470,000	*	Mitsubishi Motors Corp	1,528,432
4,733,180		Mitsubishi UFJ Financial Group, Inc	26,918,263
22,840		Mitsubishi UFJ Lease & Finance Co Ltd	1,037,781
646,200		Mitsui & Co Ltd	9,766,488
316,000		Mitsui Chemicals, Inc	749,405
311,000		Mitsui Fudosan Co Ltd	7,109,177
402,000		Mitsui OSK Lines Ltd	1,326,408
188,800		Mitsui Sumitomo Insurance Group Holdings, Inc	3,954,535
1,160,000		Mitsui Trust Holdings, Inc	4,284,522
8,492,807		Mizuho Financial Group, Inc	16,951,454
75,800		Murata Manufacturing Co Ltd	4,674,264
41,500	e	Nabtesco Corp	866,398
64,100		Namco Bandai Holdings, Inc	914,326
1,001,000	*	NEC Corp	2,442,186
41,700	*	Nexon Co Ltd	440,145
96,000		NGK Insulators Ltd	1,116,583
65,088		NGK Spark Plug Co Ltd	827,926
71,300		NHK Spring Co Ltd	625,879
39,400	e	Nidec Corp	2,252,151
128,000		Nikon Corp	3,659,900
39,800		Nintendo Co Ltd	3,877,627
220		Nippon Building Fund, Inc	2,270,594
163,000	e	Nippon Electric Glass Co Ltd	785,559
303,000		Nippon Express Co Ltd	1,250,627
61,000		Nippon Meat Packers, Inc	825,532
37,700	e	Nippon Paper Group, Inc	534,224
2,811,000		Nippon Steel Corp	7,780,806
161,900		Nippon Telegraph & Telephone Corp	6,780,603
627,000		Nippon Yusen Kabushiki Kaisha	1,502,516
232,000		Nishi-Nippon City Bank Ltd	601,291
924,700		Nissan Motor Co Ltd	9,467,585
68,000		Nisshin Seifun Group, Inc	827,484
99	*	Nisshin Steel Holdings Co Ltd	741
25,100		Nissin Food Products Co Ltd	952,668
12,600		Nitori Co Ltd	961,776
59,800		Nitto Denko Corp	3,382,040
140,000		NKSJ Holdings, Inc	2,943,461

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

37,700		NOK Corp	$563,692
1,348,700	e	Nomura Holdings, Inc	7,720,337
39,600		Nomura Real Estate Holdings, Inc	722,627
127		Nomura Real Estate Office Fund, Inc	749,212
34,800		Nomura Research Institute Ltd	799,565
159,000		NSK Ltd	1,126,836
430		NTT Data Corp	1,312,719
5,673		NTT DoCoMo, Inc	8,600,702
421		NTT Urban Development Corp	420,895
264,000		Obayashi Corp	1,353,653
225,000	e	Odakyu Electric Railway Co Ltd	2,253,972
288,000	e	OJI Paper Co Ltd	931,328
86,500	*	Olympus Corp	1,920,716
73,300		Omron Corp	1,747,044
29,700		Ono Pharmaceutical Co Ltd	1,564,747
13,900		Oracle Corp Japan	578,685
18,300		Oriental Land Co Ltd	2,433,127
39,000	e	ORIX Corp	4,172,246
677,000		Osaka Gas Co Ltd	2,539,484
7,300		Otsuka Corp	597,598
136,400		Otsuka Holdings KK	4,399,966
44,300		Park24 Co Ltd	799,637
279,700	e	Rakuten, Inc	2,552,880
697,000		Resona Holdings, Inc	3,103,984
241,000	e	Ricoh Co Ltd	2,682,968
11,800		Rinnai Corp	834,307
39,500		Rohm Co Ltd	1,313,211
17,600		Sankyo Co Ltd	701,189
21,000	e	Sanrio Co Ltd	837,606
26,800		Santen Pharmaceutical Co Ltd	1,103,712
83,540	e	SBI Holdings, Inc	693,671
76,400		Secom Co Ltd	3,810,794
72,400		Sega Sammy Holdings, Inc	1,278,876
154,000		Sekisui Chemical Co Ltd	1,483,742
196,000	e	Sekisui House Ltd	2,157,139
279,700		Seven & I Holdings Co Ltd	8,496,786
192,600		Seven Bank Ltd	465,959
379,000	e	Sharp Corp	1,290,349
64,500		Shikoku Electric Power Co, Inc	791,260
108,000		Shimadzu Corp	722,953
8,000		Shimamura Co Ltd	785,548
26,800		Shimano, Inc	1,830,106
260,000	e	Shimizu Corp	842,149
152,700		Shin-Etsu Chemical Co Ltd	9,339,919
543,000		Shinsei Bank Ltd	1,109,327
107,100		Shionogi & Co Ltd	1,914,124
139,800		Shiseido Co Ltd	1,935,550
191,000		Shizuoka Bank Ltd	1,800,904
109,600		Shoei Co Ltd	694,990
513,000	e	Showa Denko KK	784,031
67,800		Showa Shell Sekiyu KK	393,460
19,500		SMC Corp	3,375,122

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

352,000		Softbank Corp	$12,542,358
556,500		Sojitz Holdings Corp	835,271
323		So-net M3, Inc	527,218
364,400	e	Sony Corp	5,450,621
60,400		Sony Financial Holdings, Inc	1,020,172
25,300	e	Square Enix Co Ltd	314,371
51,000		Stanley Electric Co Ltd	835,121
46,200	*	Sumco Corp	481,365
541,009		Sumitomo Chemical Co Ltd	1,582,737
408,100		Sumitomo Corp	5,278,902
273,000		Sumitomo Electric Industries Ltd	3,073,342
233,000		Sumitomo Heavy Industries Ltd	1,028,188
188,000		Sumitomo Metal Mining Co Ltd	2,923,924
499,400		Sumitomo Mitsui Financial Group, Inc	20,057,839
134,000		Sumitomo Realty & Development Co Ltd	4,085,583
57,200		Sumitomo Rubber Industries, Inc	763,327
63,000		Suruga Bank Ltd	821,331
24,900		Suzuken Co Ltd	762,133
131,400		Suzuki Motor Corp	3,447,904
26,200		Sysmex Corp	1,249,973
207,900		T&D Holdings, Inc	2,565,185
443,000		Taiheiyo Cement Corp	1,206,049
405,000		Taisei Corp	1,208,566
12,900		Taisho Pharmaceutical Holdings Co Ltd	890,303
83,000	e	Taiyo Nippon Sanso Corp	554,275
96,000	e	Takashimaya Co Ltd	706,447
293,300		Takeda Pharmaceutical Co Ltd	15,071,714
81,300		Tanabe Seiyaku Co Ltd	1,089,879
48,400	e	TDK Corp	1,794,968
338,000	e	Teijin Ltd	774,671
54,900		Terumo Corp	2,401,122
51,500		THK Co Ltd	894,799
368,000		Tobu Railway Co Ltd	1,976,169
41,100		Toho Co Ltd	787,357
172,000		Toho Gas Co Ltd	919,478
163,500	*	Tohoku Electric Power Co, Inc	1,331,125
544,900	*	Tokyo Electric Power Co, Inc	1,269,229
61,700		Tokyo Electron Ltd	2,653,201
924,000		Tokyo Gas Co Ltd	4,357,206
407,000		Tokyu Corp	2,213,109
151,000		Tokyu Land Corp	1,075,625
118,000		TonenGeneral Sekiyu KK	1,028,969
200,000	e	Toppan Printing Co Ltd	1,241,358
530,000		Toray Industries, Inc	3,059,270
1,493,000		Toshiba Corp	6,647,753
101,000		Toto Ltd	799,399
50,900		Toyo Seikan Kaisha Ltd	649,490
32,000		Toyo Suisan Kaisha Ltd	887,207
21,800		Toyoda Gosei Co Ltd	483,023
22,300	e	Toyota Boshoku Corp	292,089
60,300		Toyota Industries Corp	2,002,390
1,025,100		Toyota Motor Corp	48,963,334

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

79,000		Toyota Tsusho Corp	$1,879,039
36,600	e	Trend Micro, Inc	1,068,514
21,700		Tsumura & Co	712,824
408,000		UBE Industries Ltd	849,359
41,000	e	Uni-Charm Corp	2,174,583
40,200		Ushio, Inc	434,603
9,350	e	USS Co Ltd	1,050,320
61,900		West Japan Railway Co	2,440,921
5,294		Yahoo! Japan Corp	2,075,997
35,200	e	Yakult Honsha Co Ltd	1,483,356
31,310	e	Yamada Denki Co Ltd	1,205,774
70,000		Yamaguchi Financial Group, Inc	674,415
67,700		Yamaha Corp	717,242
101,000	e	Yamaha Motor Co Ltd	1,285,451
15,900		Yamato Kogyo Co Ltd	455,440
135,100		Yamato Transport Co Ltd	2,270,663
45,000		Yamazaki Baking Co Ltd	503,470
94,000	e	Yaskawa Electric Corp	878,030
72,700		Yokogawa Electric Corp	809,472

		TOTAL JAPAN	839,355,669

JERSEY, C.I. - 0.1%
32,918		Randgold Resources Ltd	3,100,617

		TOTAL JERSEY, C.I.	3,100,617

LUXEMBOURG - 0.4%
346,949		ArcelorMittal	5,953,456
24,050		Millicom International Cellular S.A.	2,215,797
114,290		SES Global S.A.	3,497,752
177,577	e	Tenaris S.A.	3,725,089

		TOTAL LUXEMBOURG	15,392,094

MACAU - 0.1%
910,000		Sands China Ltd	4,592,203
565,200	*,e	Wynn Macau Ltd	1,585,801

		TOTAL MACAU	6,178,004

MEXICO - 0.0%
64,495		Fresnillo plc	1,695,420

		TOTAL MEXICO	1,695,420

NETHERLANDS - 4.5%
645,414		Aegon NV	4,308,986
88,418		Akzo Nobel NV	6,051,574
116,866		ASML Holding NV	8,766,719
28,195		Boskalis Westminster	1,290,787
24,826		Corio NV	1,204,851
225,517	*	D.E Master Blenders 1753 NV	2,782,093
59,135		Delta Lloyd NV	1,164,785
57,927		DSM NV	3,548,313
24,995		Fugro NV	1,512,821

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

29,500	e	Gemalto NV	$2,625,856
38,901		Heineken Holding NV	2,298,470
85,304		Heineken NV	5,998,681
1,422,751	*	ING Groep NV	14,390,128
376,143		Koninklijke Ahold NV	5,527,268
386,053		Koninklijke Philips Electronics NV	12,024,026
25,355		Koninklijke Vopak NV	1,730,493
84,543	*	Qiagen N.V.	1,774,784
43,510	e	Randstad Holdings NV	1,804,001
257,710		Reed Elsevier NV	4,002,711
1,379,761		Royal Dutch Shell plc (A Shares)	48,910,751
976,930		Royal Dutch Shell plc (B Shares)	35,508,372
372,509		Royal KPN NV	2,094,151
130,235		TNT Express NV	1,000,699
604,294		Unilever NV	24,483,722
107,855		Wolters Kluwer NV	2,184,887
46,586		Ziggo NV	1,486,165

		TOTAL NETHERLANDS	198,476,094

NEW ZEALAND - 0.1%
336,074		Auckland International Airport Ltd	799,943
134,518		Contact Energy Ltd	589,338
250,102	e	Fletcher Building Ltd	1,998,027
200,478		Sky City Entertainment Group Ltd	668,029
763,047		Telecom Corp of New Zealand Ltd	1,553,890

		TOTAL NEW ZEALAND	5,609,227

NORWAY - 0.9%
64,134		Aker Kvaerner ASA	1,402,628
351,771		DNB NOR Holding ASA	4,927,741
70,147		Gjensidige Forsikring BA	1,102,589
317,208	e	Norsk Hydro ASA	1,522,836
295,065		Orkla ASA	2,602,630
130,804	e	SeaDrill Ltd	5,170,896
413,862		Statoil ASA	11,026,314
261,399		Telenor ASA	5,758,753
70,667		Yara International ASA	3,768,554

		TOTAL NORWAY	37,282,941

PORTUGAL - 0.2%
733,150	e	Banco Espirito Santo S.A.	1,039,771
690,830		Energias de Portugal S.A.	2,224,479
96,175		Galp Energia SGPS S.A.	1,562,468
79,903	e	Jeronimo Martins SGPS S.A.	1,699,829
257,935	e	Portugal Telecom SGPS S.A.	1,505,808

		TOTAL PORTUGAL	8,032,355

SINGAPORE - 1.7%
763,960		Ascendas Real Estate Investment Trust	1,562,568
826,000		CapitaCommercial Trust	1,111,011
921,000		CapitaLand Ltd	2,974,769
841,330		CapitaMall Trust	1,439,988

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

577,000		CapitaMalls Asia Ltd	$1,007,159
179,400	e	City Developments Ltd	1,693,443
766,000		ComfortDelgro Corp Ltd	1,194,360
678,500		DBS Group Holdings Ltd	8,200,480
354,000		Fraser and Neave Ltd	2,726,994
2,217,400	e	Genting International plc	2,778,590
745,000		Global Logistic Properties	1,660,295
2,506,647		Golden Agri-Resources Ltd	1,288,017
1,873,300		Hutchison Port Holdings Trust	1,534,834
39,009	e	Jardine Cycle & Carriage Ltd	1,594,850
519,400		Keppel Corp Ltd	4,826,076
300,000	e	Keppel Land Ltd	1,032,203
250	*	Neptune Orient Lines Ltd	260
670,700	e	Olam International Ltd	877,104
954,520		Oversea-Chinese Banking Corp	7,540,710
354,460		SembCorp Industries Ltd	1,570,027
299,600	e	SembCorp Marine Ltd	1,144,804
194,933		Singapore Airlines Ltd	1,731,107
318,000		Singapore Exchange Ltd	2,001,517
601,000	e	Singapore Press Holdings Ltd	1,991,179
555,000		Singapore Technologies Engineering Ltd	1,757,877
2,958,403		Singapore Telecommunications Ltd	8,361,183
222,000		StarHub Ltd	699,664
471,000		United Overseas Bank Ltd	7,173,131
167,000		United Overseas Land Ltd	843,479
738,000	e	Wilmar International Ltd	2,275,935

		TOTAL SINGAPORE	74,593,614

SPAIN - 2.9%
131,381		Abertis Infraestructuras S.A. (Continuous)	2,249,413
9,185		Acciona S.A.	738,968
55,686		ACS Actividades Cons y Servicios S.A.	1,336,648
119,130	e	Amadeus IT Holding S.A.	2,985,270
2,022,932		Banco Bilbao Vizcaya Argentaria S.A.	20,111,551
1,066,125	e	Banco de Sabadell S.A.	2,860,355
1,828,787		Banco Popular Espanol S.A.	1,653,791
3,832,308		Banco Santander Central Hispano S.A.	32,078,606
177,459	*,e	Bankia SAU	122,951
144,982		Cintra Concesiones de Infraestructuras de Transporte S.A.	2,328,160
312,711	e	Corp Mapfre S.A.	961,987
301,950		Criteria Caixacorp S.A.	1,195,289
242,157	*	Distribuidora Internacional de Alimentacion S.A.	1,787,644
71,595		Enagas	1,693,959
133,334		Gas Natural SDG S.A.	2,663,654
56,588	*	Grifols S.A.	1,926,157
2,829	*,e	Grifols S.A. (Class B)	74,956
1,531,682		Iberdrola S.A.	8,241,809
81,109		Inditex S.A.	11,336,421
38,903		Red Electrica de Espana	2,166,252
310,738		Repsol YPF S.A.	6,929,862
1,520,079		Telefonica S.A.	22,000,090
55,651		Zardoya Otis S.A.	854,617

		TOTAL SPAIN	128,298,410

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.1%
125,821		Alfa Laval AB	$2,687,106
123,769		Assa Abloy AB (Class B)	4,630,533
248,255		Atlas Copco AB (A Shares)	7,072,136
146,981		Atlas Copco AB (B Shares)	3,748,354
98,860		Boliden AB	1,827,237
92,501		Electrolux AB (Series B)	2,443,068
142,612		Elekta AB (B Shares)	2,114,417
1,130,348		Ericsson (LM) (B Shares)	13,147,362
72,237		Getinge AB (B Shares)	2,229,141
352,836		Hennes & Mauritz AB (B Shares)	12,982,712
85,304		Hexagon AB (B Shares)	2,290,956
169,733		Husqvarna AB (B Shares)	1,097,370
41,547		Industrivarden AB	729,175
164,734		Investor AB (B Shares)	4,679,111
77,954		Kinnevik Investment AB (Series B)	1,800,468
84,834	*	Lundin Petroleum AB	2,179,170
978,197	*	Nordea Bank AB	10,788,851
73,613		Ratos AB (B Shares)	709,734
371,580		Sandvik AB	5,961,320
114,730		Scania AB (B Shares)	2,354,182
130,017		Securitas AB (B Shares)	1,214,956
524,125		Skandinaviska Enskilda Banken AB (Class A)	5,250,164
135,566	e	Skanska AB (B Shares)	2,305,609
140,865		SKF AB (B Shares)	3,493,180
215,204		Svenska Cellulosa AB (B Shares)	5,217,437
184,028		Svenska Handelsbanken (A Shares)	7,519,395
295,828		Swedbank AB (A Shares)	6,985,284
78,069		Swedish Match AB	2,929,805
122,201		Tele2 AB (B Shares)	2,191,790
801,891		TeliaSonera AB	5,784,125
518,700		Volvo AB (B Shares)	7,676,979

		TOTAL SWEDEN	136,041,127

SWITZERLAND - 9.0%
817,135		ABB Ltd	17,516,691
39,456		Actelion Ltd	1,954,483
47,742		Adecco S.A.	2,737,683
31,171		Aryzta AG.	1,750,432
17,316		Baloise Holding AG.	1,567,006
1,321		Banque Cantonale Vaudoise	706,117
656		Barry Callebaut AG.	659,566
193,903		Compagnie Financiere Richemont S.A.	15,927,876
466,061	e	Credit Suisse Group	13,764,088
2,909	*	EMS-Chemie Holding AG.	738,606
13,621		Geberit AG.	3,186,311
3,150		Givaudan S.A.	3,497,844
1,412,361	e	Glencore International AG.	8,816,497
84,828		Holcim Ltd	6,602,940
81,587		Julius Baer Group Ltd	3,333,680

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

19,479		Kuehne & Nagel International AG.	$2,286,577
313		Lindt & Spruengli AG.	1,120,191
41		Lindt & Spruengli AG. (Reg)	1,667,278
21,199		Lonza Group AG.	1,247,447
1,197,890		Nestle S.A.	84,112,800
854,626		Novartis AG.	58,094,402
8,731		Pargesa Holding S.A.	647,065
6,250		Partners Group	1,467,237
17,733		Phonak Holding AG.	2,050,825
261,049		Roche Holding AG.	57,702,000
17,427		Schindler Holding AG.	2,585,017
7,531		Schindler Holding AG. (Reg)	1,089,601
1,983		SGS S.A.	4,717,432
771		Sika AG.	1,940,955
228,826		STMicroelectronics NV	1,978,165
8,653		Sulzer AG.	1,360,764
11,416		Swatch Group AG.	6,253,204
16,758		Swatch Group AG. Reg	1,575,574
11,916		Swiss Life Holding	1,792,914
19,953		Swiss Prime Site AG.	1,687,142
130,886		Swiss Re Ltd	9,731,098
8,722		Swisscom AG.	3,868,607
34,654		Syngenta AG.	14,902,530
133,415		Transocean Ltd	7,566,601
1,352,893		UBS AG. (Switzerland)	23,496,535
54,794		Zurich Financial Services AG.	15,756,925

		TOTAL SWITZERLAND	393,458,706

UNITED KINGDOM - 19.7%
377,020		3i Group plc	1,575,448
307,612		Aberdeen Asset Management plc	1,963,250
106,929	e	Acergy S.A.	2,583,049
73,517		Admiral Group plc	1,427,649
102,193		Aggreko plc	2,584,686
115,083		AMEC plc	1,971,938
515,716		Anglo American plc (London)	15,425,784
148,326		Antofagasta plc	2,689,553
509,555		ARM Holdings plc	6,979,909
134,191		Associated British Foods plc	3,721,174
463,089		AstraZeneca plc	22,376,332
1,082,566		Aviva plc	6,307,424
139,238		Babcock International Group	2,292,742
1,201,673		BAE Systems plc	6,467,436
245,538		Balfour Beatty plc	1,032,433
4,320,039		Barclays plc	20,740,767
1,261,040		BG Group plc	22,382,074
784,081		BHP Billiton plc	26,887,616
7,070,837		BP plc	52,341,971
721,722		British American Tobacco plc	37,509,038
305,559		British Land Co plc	2,722,063
395,404		British Sky Broadcasting plc	5,114,839
2,922,530		BT Group plc	11,528,618
119,355		Bunzl plc	2,144,643

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

165,503		Burberry Group plc	$3,555,494
248,167		Capita Group plc	3,094,153
69,408		Carnival plc	2,813,465
1,929,208		Centrica plc	10,712,764
417,296		Cobham plc	1,400,838
695,517		Compass Group plc	8,419,593
48,878		Croda International plc	1,878,289
930,813		Diageo plc	27,708,580
122,918		Eurasian Natural Resources Corp	642,563
163,400		Evraz plc	748,157
373,952		Experian Group Ltd	6,396,932
588,285		GKN plc	2,246,141
1,847,153		GlaxoSmithKline plc	42,251,652
508,763		Group 4 Securicor plc	2,239,501
253,449		Hammerson plc	1,951,067
85,740		Hargreaves Lansdown plc	939,234
6,803,385		HSBC Holdings plc	77,366,461
191,724		ICAP plc	991,480
115,426		IMI plc	2,140,037
368,189		Imperial Tobacco Group plc	13,690,809
160,460		Inmarsat plc	1,640,499
101,658		InterContinental Hotels Group plc	2,983,695
333,297	*	International Consolidated Airlines	1,127,840
61,119		Intertek Group plc	3,013,397
295,502		Invensys plc	1,617,846
190,256		Investec plc	1,392,429
1,329,660		ITV plc	2,416,755
467,892		J Sainsbury plc	2,451,441
73,895		Johnson Matthey plc	2,651,921
88,103	e	Kazakhmys plc	1,019,762
887,240		Kingfisher plc	3,791,500
292,566		Land Securities Group plc	3,726,281
2,186,870		Legal & General Group plc	5,281,098
217,690		Liberty International plc	1,229,604
15,685,008	*	Lloyds TSB Group plc	12,838,399
63,677		London Stock Exchange Group plc	1,216,224
603,764		Marks & Spencer Group plc	3,632,314
280,946		Meggitt plc	1,937,348
434,539		Melrose Industries plc	1,608,897
1,351,778		National Grid plc	14,801,486
60,615		Next plc	3,899,302
1,807,529		Old Mutual plc	5,366,041
302,582		Pearson plc	5,726,050
98,577		Petrofac Ltd	2,557,297
949,176		Prudential plc	14,408,412
241,716		Reckitt Benckiser Group plc	16,103,602
454,434		Reed Elsevier plc	4,946,063
535,737		Resolution Ltd	2,225,315
281,592		Rexam plc	2,093,258
312,880	*	Rexam plc	223,302
161,732		Rio Tinto Ltd	11,232,533
497,743		Rio Tinto plc	28,119,610

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

695,642		Rolls-Royce Group plc	$10,443,630
1,259,426		Royal & Sun Alliance Insurance Group plc	2,631,916
782,278	*	Royal Bank of Scotland Group plc	4,253,548
355,130		SABMiller Plc	17,732,519
455,650		Sage Group plc	2,333,213
39,829		Schroders plc	1,223,941
351,013		Scottish & Southern Energy plc	7,900,607
268,095		Segro plc	1,055,033
179,151		Serco Group plc	1,575,107
89,353		Severn Trent plc	2,298,295
337,081		Smith & Nephew plc	3,886,893
141,107		Smiths Group plc	2,745,501
888,047		Standard Chartered plc	23,611,881
874,350		Standard Life plc	4,794,911
177,907		Tate & Lyle plc	2,292,575
2,984,886		Tesco plc	16,869,453
165,084	e	TUI Travel plc	760,451
334,915		Tullow Oil plc	6,038,723
476,236		Unilever plc	19,398,743
252,600		United Utilities Group plc	2,931,274
18,264,548		Vodafone Group plc	49,846,851
76,674	e	Weir Group plc	2,413,267
64,550		Whitbread plc	2,630,816
878,222		WM Morrison Supermarkets plc	3,493,107
101,772		Wolseley plc	4,748,949
470,444		WPP plc	7,386,932
780,140		Xstrata plc	14,610,318

		TOTAL UNITED KINGDOM	859,145,621

UNITED STATES - 0.3%
240,799	d	iShares MSCI EAFE Index Fund	14,202,325

		TOTAL UNITED STATES	14,202,325

		TOTAL COMMON STOCKS	4,279,323,194

		(Cost $3,904,312,394)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

SINGAPORE - 0.0%
90,832		Olam International Ltd	19,983

		TOTAL SINGAPORE	19,983

SPAIN - 0.0%
3,832,308	e,m	Banco Santander S.A.	827,358

		TOTAL SPAIN	827,358

		TOTAL RIGHTS / WARRANTS	847,341

		(Cost $779,691)

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 5.2%
TREASURY DEBT - 1.8%
$40,000,000	d	United States Treasury Bill	0.035%	02/07/13	$39,999,767
20,000,000	d	United States Treasury Bill	0.040	02/21/13	19,999,556
5,200,000	d	United States Treasury Bill	0.037	02/28/13	5,199,856
13,000,000	d	United States Treasury Bill	0.090	05/16/13	12,997,373

		TOTAL TREASURY DEBT			78,196,552

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
		TIAA-CREF Short Term Lending Portfolio of the State
149,311,839	a,c	Street Navigator Securities Lending Trust	149,311,839

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	149,311,839

		TOTAL SHORT-TERM INVESTMENTS	227,508,391

		(Cost $227,507,637)

		TOTAL INVESTMENTS - 103.2%	4,507,843,908
		(Cost $4,132,766,445)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%	(141,470,507)

		NET ASSETS - 100.0%	$4,366,373,401

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	a	Affiliated holding.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $141,393,315.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2013

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$1,087,837,191	24.8%
INDUSTRIALS	527,923,146	12.1
CONSUMER STAPLES	497,607,718	11.4
CONSUMER DISCRETIONARY	457,570,221	10.5
HEALTH CARE	423,440,922	9.7
MATERIALS	409,879,848	9.4
ENERGY	326,825,916	7.5
TELECOMMUNICATION SERVICES	209,624,655	4.8
INFORMATION TECHNOLOGY	183,354,215	4.2
UTILITIES	156,271,685	3.6
SHORT - TERM INVESTMENTS	227,508,391	5.2
OTHER ASSETS & LIABILITIES, NET	(141,470,507)	(3.2)

NET ASSETS	$4,366,373,401	100.0%

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc., which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc., a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2013, there were no material transfers between levels by the Funds.

As of January 31, 2013, 100% of the value of investments in the Large-Cap Growth Index Fund and Large-Cap Value Index Fund were valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of January 31, 2013, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Enhanced Large-Cap Growth Index
Consumer discretionary	$189,525,524	$-	$-	$189,525,524
Consumer staples	128,966,857	-	-	128,966,857
Energy	35,663,885	-	-	35,663,885
Financials	52,311,228	-	-	52,311,228
Health care	155,096,408	-	-	155,096,408
Industrials	150,880,151	-	-	150,880,151
Information technology	335,074,597	-	-	335,074,597
Materials	56,707,763	-	-	56,707,763
Telecommunication services	25,427,164	-	-	25,427,164
Short-term investments	7,721,685	6,998,775	-	14,720,460

	$1,137,375,262	$6,998,775	$-	$1,144,374,037

Enhanced Large-Cap Value Index
Consumer discretionary	$134,505,900	$1,669,342	$-	$136,175,242
Consumer staples	62,846,375	-	-	62,846,375
Energy	172,894,355	-	-	172,894,355
Financials	364,579,511	-	-	364,579,511
Health care	134,142,212	-	-	134,142,212
Industrials	104,523,392	-	-	104,523,392
Information technology	89,805,972	-	-	89,805,972
Materials	59,937,289	-	-	59,937,289
Telecommunication services	33,638,028	-	-	33,638,028
Utilities	55,940,843	-	-	55,940,843
Short-term investments	23,023,344	-	-	23,023,344

	$1,235,837,221	$1,669,342	$-	$1,237,506,563

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer discretionary	$425,138,639	$-	$-	$425,138,639
Consumer staples	294,999,442	44,563,516	-	339,562,958
Energy	364,467,359	-	-	364,467,359
Financials	448,527,093	6,250,593	-	454,777,686
Health care	379,536,437	55,700,948	-	435,237,385
Industrials	322,311,689	6,320,402	-	328,632,091
Information technology	554,222,763	-	-	554,222,763
Materials	170,649,729	-	-	170,649,729
Telecommunication services	69,697,192	-	-	69,697,192
Utilities	64,790,615	-	-	64,790,615
Short-term investments	65,880,222	52,698,856	-	118,579,078

	$3,160,221,180	$165,534,315	$-	$3,325,755,495

Large-Cap Growth
Consumer discretionary	$348,966,091	$20,817,754	$-	$369,783,845
Consumer staples	27,076,836	15,169,010	-	42,245,846
Energy	67,994,353	-	-	67,994,353
Financials	87,997,248	-	-	87,997,248
Health care	259,244,653	-	-	259,244,653
Industrials	186,447,920	-	-	186,447,920
Information technology	620,503,739	-	-	620,503,739
Materials	90,916,080	-	-	90,916,080
Short-term investments	34,139,513	43,796,665	-	77,936,178

	$1,723,286,433	$79,783,429	$-	$1,803,069,862

Large-Cap Value
Consumer discretionary	$297,304,228	$14,083,921	$-	$311,388,149
Consumer staples	220,223,181	49,865,347		270,088,528
Energy	518,090,485	7,174,936		525,265,421
Financials	743,116,153	6,987,607		750,103,760
Health care*	404,455,244	39,332,652	-	443,787,896
Industrials*	314,392,957	16,287,467	-	330,680,424
Information technology	282,502,936	2,670,343	-	285,173,279
Materials	139,612,447	6,469,859	-	146,082,306
Telecommunication services	95,066,145	-	-	95,066,145
Utilities	165,834,004	-	-	165,834,004
Short-term investments	137,832,359	61,491,232	-	199,323,591

	$3,318,430,139	$204,363,364	$-	$3,522,793,503

Mid-Cap Growth
Consumer discretionary	$353,393,111	$-	$-	$353,393,111
Consumer staples	61,647,006	14,280,007	-	75,927,013
Energy	71,242,587	9,256,144	-	80,498,731
Financials	145,035,976	-	-	145,035,976
Health care	164,906,516	-	-	164,906,516
Industrials	235,490,318	-	-	235,490,318
Information technology	238,132,579	-	-	238,132,579
Materials	100,770,490	-	-	100,770,490
Telecommunication services	31,050,563	-	-	31,050,563
Utilities	8,242,839	-	-	8,242,839
Short-term investments	87,014,366	60,798,815	-	147,813,181

	$1,496,926,351	$84,334,966	$-	$1,581,261,317

Mid-Cap Value
Consumer discretionary	$402,673,698	$10,597,419	$-	$413,271,117
Consumer staples	158,614,901	6,908,445	-	165,523,346
Energy	379,621,152	9,670,142	-	389,291,294
Financials	938,219,562	-	-	938,219,562
Health care*	205,276,376	13,651,296	-	218,927,672
Industrials	339,768,599	10,949,814	-	350,718,413
Information technology	303,093,414	-	-	303,093,414
Materials	270,311,671	-	-	270,311,671
Telecommunication services	18,175,200	-	-	18,175,200
Utilities	346,669,089	-	-	346,669,089
Short-term investments	131,470,185	174,982,440	-	306,452,625

	$3,493,893,847	$226,759,556	$-	$3,720,653,403

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Small-Cap Equity
Consumer discretionary	$260,651,625	$-	$-	$260,651,625
Consumer staples	63,050,384	-	-	63,050,384
Energy	113,921,849	-	-	113,921,849
Financials	425,655,257	-	-	425,655,257
Health care	196,400,959	-	-	196,400,959
Industrials	292,605,920	-	-	292,605,920
Information technology	323,557,410	-	-	323,557,410
Materials	87,475,038	-	-	87,475,038
Telecommunication services	5,031,862	-	-	5,031,862
Utilities	52,293,268	-	-	52,293,268
Short-term investments	195,278,430	9,998,250	-	205,276,680
Futures **	143,440	-	-	143,440

	$2,016,065,442	$9,998,250	$-	$2,026,063,692

Social Choice Equity
Consumer discretionary	$166,148,168	$-	$-	$166,148,168
Consumer staples	111,465,495	-	-	111,465,495
Energy	128,589,767	-	-	128,589,767
Financials	259,765,879	-	-	259,765,879
Health care	142,819,466	-	-	142,819,466
Industrials	150,551,104	-	-	150,551,104
Information technology	228,686,492	-	-	228,686,492
Materials	64,726,147	-	-	64,726,147
Telecommunication services	22,893,972	-	-	22,893,972
Utilities	56,993,607	-	-	56,993,607
Short-term investments	-	10,274,320	-	10,274,320

	$1,332,640,097	$10,274,320	$-	$1,342,914,417

Emerging Markets Equity
Brazil	$-	$88,005,966	-	$88,005,966
China *	9,375,408	104,062,534	-	113,437,942
Colombia	-	13,284,710	-	13,284,710
Hong Kong	-	16,036,759	-	16,036,759
India	-	48,719,005	-	48,719,005
Indonesia	-	24,614,384	-	24,614,384
Korea, Republic of	-	69,192,969	-	69,192,969
Mexico *	1,029,021	48,284,749	-	49,313,770
Philippines	-	28,286,878	-	28,286,878
Russia *	2,087,435	50,486,801	-	52,574,236
South Africa	-	23,128,069	-	23,128,069
Taiwan	-	34,981,795	-	34,981,795
Thailand *	-	18,649,674	-	18,649,674
Turkey	-	27,743,204	-	27,743,204
Other *	7,576,097	57,221,435	-	64,797,532
Short-term investments	37,750,363	-	-	37,750,363

	$57,818,324	$652,698,932	$-	$710,517,256

Enhanced International Equity Index
Australia	$-	$63,662,634	$-	$63,662,634
France	-	72,375,988	-	72,375,988
Germany	-	66,328,480	-	66,328,480
Hong Kong	-	24,107,147	-	24,107,147
Italy	-	15,010,234	-	15,010,234
Japan	-	147,183,127	-	147,183,127
Netherlands	-	30,306,594	-	30,306,594
Spain	-	23,113,881	-	23,113,881
Sweden	-	24,340,971	-	24,340,971
Switzerland	-	64,564,678	-	64,564,678
United Kingdom *	29,765,511	125,634,599	-	155,400,110
Other *	5,288,190	59,237,172	-	64,525,362
Short-term investments	19,532,734	9,998,250		29,530,984
Futures **	106,435	-	-	106,435

	$54,692,870	$725,863,755	$-	$780,556,625

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Global Natural Resources
Australia	$-	$18,890,067	-	$18,890,067
Brazil	-	5,954,629	-	5,954,629
Canada	-	23,997,908	-	23,997,908
Chile *	3,561,936	3,072,157	-	6,634,093
India	-	6,667,105	-	6,667,105
Indonesia	-	8,762,432	-	8,762,432
Norway	-	8,955,536	-	8,955,536
Russia *	-	6,100,094	-	6,100,094
Switzerland	-	14,835,444	-	14,835,444
United Kingdom	-	29,434,768	-	29,434,768
United States	108,750,924	-	-	108,750,924
Other *	3,599,809	42,085,607	-	45,685,416

	$115,912,669	$168,755,747	$-	$284,668,416

International Equity
China	$-	$85,802,965	$-	$85,802,965
France	-	330,546,453	-	330,546,453
Germany	-	479,165,139	-	479,165,139
Hong Kong		96,042,540	-	96,042,540
India	-	68,920,759	-	68,920,759
Italy	-	91,587,700	-	91,587,700
Japan	-	284,601,672	-	284,601,672
Sweden	-	192,989,239		192,989,239
Switzerland	-	522,345,842	-	522,345,842
United Kingdom	-	805,014,346	-	805,014,346
Other	-	54,799,859		54,799,859
Short-term investments	93,679,520	19,798,838	-	113,478,358

	$93,679,520	$3,031,615,352	$-	$3,125,294,872

Equity Index
Consumer discretionary	$737,139,351	$-	$-	$737,139,351
Consumer staples	545,031,434	-	-	545,031,434
Energy	595,799,535	-	-	595,799,535
Financials	1,010,547,616	-	-	1,010,547,616
Health care	704,704,521	61,903	-	704,766,424
Industrials	664,163,535	-	-	664,163,535
Information technology	1,033,228,010	1,231	-	1,033,229,241
Materials	233,872,472	-	-	233,872,472
Telecommunication services	153,727,176	-	-	153,727,176
Utilities	201,229,378	-	-	201,229,378
Short-term investments	158,758,136	35,699,592	-	194,457,728
Futures **	103,666	-	-	103,666

	$6,038,304,830	$35,762,726	$-	$6,074,067,556

S&P 500 Index
Consumer discretionary	$174,420,019	$-	$-	$174,420,019
Consumer staples	160,970,122	-		160,970,122
Energy	169,643,434	-		169,643,434
Financials	239,870,809	-		239,870,809
Health care	184,839,125	-	-	184,839,125
Industrials	153,395,360	-	-	153,395,360
Information technology	276,787,903	-	-	276,787,903
Materials	53,683,790	-	-	53,683,790
Telecommunication services	44,825,878	-	-	44,825,878
Utilities	51,636,508	-	-	51,636,508
Short-term investments	13,287,968	9,999,867	-	23,287,835
Futures **	307,865	-	-	307,865

	$1,523,668,781	$9,999,867	$-	$1,533,668,648

Small-Cap Blend Index
Consumer discretionary	$147,068,156	$-	$-	$147,068,156
Consumer staples	36,788,675	-		36,788,675
Energy	64,486,052	-		64,486,052
Financials	244,650,932	-		244,650,932
Health care	128,961,926	175,729	-	129,137,655
Industrials	163,781,496	-	-	163,781,496
Information technology	174,553,551	7,909	-	174,561,460
Materials	56,755,894	-	-	56,755,894
Telecommunication services	6,855,411	-	-	6,855,411
Utilities	35,283,263	-	-	35,283,263
Short-term investments	142,790,296	16,897,939	-	159,688,235
Futures **	123,521	-	-	123,521

	$1,202,099,173	$17,081,577	$-	$1,219,180,750

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Emerging Markets Equity Index
Brazil	$-	$67,233,874	$-	$67,233,874
China	-	93,916,876	-	93,916,876
India	-	35,943,675	-	35,943,675
Indonesia	-	13,891,444	-	13,891,444
Korea, Republic of *	67,800	76,052,344	-	76,120,144
Malaysia	-	17,161,559	-	17,161,559
Mexico	-	28,468,840	-	28,468,840
Russia *	3,091,612	29,318,792	-	32,410,404
South Africa	-	38,714,179	-	38,714,179
Taiwan	-	55,135,724	-	55,135,724
Thailand	-	13,813,778	-	13,813,778
United States	13,527,992	-	-	13,527,992
Other*	2,208,397	49,169,825	-	51,378,222
Short-term investments	23,402,767	-	-	23,402,767
Futures**	6,692	-	-	6,692

	$42,305,260	$518,820,910	$-	$561,126,170

International Equity Index
Australia	$-	$369,403,414	$-	$369,403,414
France	-	395,925,271	-	395,925,271
Germany	-	372,165,125	-	372,165,125
Hong Kong	-	129,912,607	-	129,912,607
Italy	-	96,019,462	-	96,019,462
Japan	-	839,355,669	-	839,355,669
Netherlands	-	198,476,094	-	198,476,094
Spain	-	129,125,768	-	129,125,768
Sweden	-	136,041,127	-	136,041,127
Switzerland	-	393,458,706	-	393,458,706
United Kingdom	-	859,145,621	-	859,145,621
Other*	14,390,376	346,916,277		361,306,653
Short-term investments	149,311,839	78,196,552	-	227,508,391
Futures **	1,908,577	-	-	1,908,577

	$165,610,792	$4,344,141,693	$-	$4,509,752,485

* Includes American Depositary Receipts in Level 1.
** Derivatives instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At January 31, 2013, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	65	$5,850,650	March 2013	$143,440

Enhanced International Equity Index	MSCI EAFE Mini Index	65	5,464,550	March 2013	106,435

Equity Index	Russell 2000 Mini Index	8	720,080	March 2013	(778)
	S&P Midcap 400 E-Mini Index	23	2,509,760	March 2013	66,763
	S&P 500 E-Mini Index	123	9,183,795	March 2013	37,681

Total		154	12,413,635		103,666

Large-Cap Growth Index	S&P 500 E-Mini Index	86	6,421,190	March 2013	18,384

Large-Cap Value Index	S&P 500 E-Mini Index	42	3,135,930	March 2013	(1,927)

S&P 500 Index	S&P 500 E-Mini Index	211	15,754,315	March 2013	307,865

Small-Cap Blend Index	Russell 2000 Mini Index	173	15,571,730	March 2013	123,521

Emerging Markets Equity Index	MSCI Emerging Markets Mini	274	14,683,660	March 2013	6,692

International Equity Index	MSCI EAFE E-Mini Index	913	76,755,910	March 2013	1,908,577

Options: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses may exceed amounts reorganized on the statements of assets and liabilities.

Written options outstanding as of January 31, 2013 were as follows:

Fund	Number of Contracts	Value

Enhanced Large-Cap Value Index
Cliffs Natural Resources, Inc., Call, 2/08/13 at $40	30	$(330)
Cliffs Natural Resources, Inc., Call, 2/16/13 at $40	30	(1,260)
Netflix Inc., Call, 2/01/13 at $155	20	(21,040)
Netflix Inc., Call, 2/01/13 at $165	12	(3,000)
Netflix Inc., Call, 2/01/13 at $175	10	(240)
Netflix Inc., Call, 2/16/13 at $150	40	(72,400)
Walter Energy, Inc., Call, 2/16/13 at $40	70	(3,780)
Walter Energy, Inc., Call, 2/16/13 at $42.50	20	(420)

Total	232	$(102,470)

Fund	Number of Contracts	Value

Growth & Income
Canadian Pacific Railway LTD, Call, 2/16/13 at $120	150	$(7,125)
Goldman Sachs Group, Inc., Call, 2/16/13 at $150	100	(14,900)
Herbalife LTD, Call, 5/18/13 at $45	138	(30,360)
Macy’s Inc., Call, 2/16/13 at $41	400	(7,600)
Monsanto Co., Call, 2/16/13 at $105	200	(5,000)
Netflix Inc., Call, 2/01/13 at $155	70	(73,640)
Netflix Inc., Call, 2/01/13 at $170	40	(2,920)
Netflix Inc., Call, 2/08/13 at $180	35	(7,000)
Schlumberger LTD, Call, 2/16/13 at $75	200	(69,400)
Urban Outfitters Inc., Call, 2/16/13 at $46	220	(2,200)

Total	1,553	$(220,145)

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2012	Purchase cost	Sales proceeds	Shares at January 31, 2013	Value at January 31, 2013

Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$115,711,071	$45,521,053	$(23,399,765)	137,832,359	$137,832,359

Mid-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$70,510,308	$83,756,076	$(22,796,199)	131,470,185	$131,470,185

Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$157,154,884	$88,899,950	$(50,776,404)	195,278,430	$195,278,430

Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$95,617,580	$83,838,750	$(20,698,194)	158,758,136	$158,758,136

Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$119,823,634	$26,076,341	$(3,109,679)	142,790,296	$142,790,296

International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$177,024,469	$12,708,788	$(40,421,418)	149,311,839	$149,311,839

Note 5 – investments

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

index that the note seeks to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At January 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Enhanced Large-Cap Growth Index	$937,131,475	$212,570,384	$(5,327,822)	$207,242,562
Enhanced Large-Cap Value Index	992,564,889	248,288,052	(3,346,378)	244,941,674
Growth & Income	2,720,092,806	614,009,387	(8,346,698)	605,662,689
Large-Cap Growth	1,457,842,277	350,104,694	(4,877,109)	345,227,585
Large-Cap Value	3,152,106,137	493,752,327	(123,064,961)	370,687,366
Mid-Cap Growth	1,286,916,476	308,932,102	(14,587,261)	294,344,841
Mid-Cap Value	3,022,263,404	735,776,399	(37,386,400)	698,389,999
Small-Cap Equity	1,755,529,567	299,559,169	(29,168,484)	270,390,685
Social Choice Equity	1,068,398,784	310,799,776	(36,284,143)	274,515,633
Emerging Markets Equity	619,656,608	110,979,873	(20,119,225)	90,860,648
Enhanced International Equity Index	697,757,400	95,984,109	(13,291,319)	82,692,790
Global Natural Resources	255,843,277	32,689,754	(3,864,615)	28,825,139
International Equity	2,765,306,602	405,921,712	(45,933,442)	359,988,270
Equity Index	5,140,265,200	1,062,535,052	(128,836,362)	933,698,690
Large-Cap Growth Index	976,207,099	187,020,352	(14,019,184)	173,001,168
Large-Cap Value Index	1,257,524,240	167,332,280	(73,726,146)	93,606,134
S&P 500 Index	1,373,445,586	295,125,711	(135,210,514)	159,915,197
Small-Cap Blend Index	1,065,670,700	244,785,620	(91,399,091)	153,386,529
Emerging Markets Equity Index	524,292,178	55,426,314	(18,599,014)	36,827,300
International Equity Index	4,132,766,445	645,601,250	(270,523,787)	375,077,463

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: March 14, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 14, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President (principal executive officer)

Date: March 14, 2013	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer